                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                               File No. 333-38801
                                                              File No. 811-08457

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

   Pre-Effective Amendment No.    / /

   Post-Effective Amendment No. 26  /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No. 26

                         DELAWARE GROUP FOUNDATION FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania    19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)      (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:  September 20, 2008

It is proposed that this filing will become effective:

 / / immediately upon filing pursuant to paragraph (b)
 / / on (date) pursuant to paragraph (b)
 /X/ 60 days after filing pursuant to paragraph (a) (1)
 / / on (date) pursuant to paragraph (a)(1)
 / / 75 days after filing pursuant to paragraph (a) (2)
 / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

 / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The  Registrant  is filing  this  Post-Effective  Amendment  for the  purpose of restructuring  the Funds to replace  the fund of funds  structure  with a direct investment structure.  The prospectuses and statement of additional  information relating to the other  series of the  Registrant  are not amended or  superseded hereby.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 26 to Registration File No. 333-38801 includes the following:

1.    Facing Page
2.    Contents Page
3.    Part A - Prospectuses
4.    Part B - Statement of Additional Information
5.    Part C - Other Information
6.    Signatures
7.    Exhibits

                                              [GRAPHIC OMITTED][GRAPHIC OMITTED]
CORE EQUITY

Prospectus        SEPTEMBER 20, 2008

                           DELAWARE FOUNDATION FUNDS

                           DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

                           DELAWARE MODERATE ALLOCATION PORTFOLIO
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

                           DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   adequacy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Get shareholder  reports and  prospectuses  online instead of in the mail. Visit
www.delawareinvestments.com/edelivery.

Portfolio profiles                                             page 1
Delaware Aggressive Allocation Portfolio                            1
Delaware Moderate Allocation Portfolio                              5
Delaware Conservative Allocation Portfolio                          9

How we manage the Portfolios                                  page 15
Our investment strategies                                          15
The securities we typically invest in                              20
The risks of investing in the Portfolios                           26
Disclosure of portfolio holdings information                       32

Who manages the Portfolios                                    page 33
Investment manager                                                 33
Portfolio managers                                                 33
Manager of managers structure                                      34
Who's who?                                                         35

About your account                                            page 37
Investing in the Portfolios                                        37
Choosing a share class                                             37
How to reduce your sales charge                                    42
How to buy shares                                                  46
Fair valuation                                                     47
Retirement plans                                                   47
Document delivery                                                  47
How to redeem shares                                               48
Account minimums                                                   49
Special services                                                   49
Frequent trading of Portfolio shares                               50
Dividends, distributions, and taxes                                52

Financial highlights                                          page 54

Contact information                                           page 67

Additional information                                        Back cover

Profile: Delaware Aggressive Allocation Portfolio

What is the Portfolio's investment objective?
The Delaware  Aggressive  Allocation  Portfolio seeks long-term  capital growth.
Although the Portfolio will strive to meet its investment objective, there is no assurance that it will.

What are the Portfolio's main investment strategies?
The Portfolio  seeks to achieve its  objective by investing in a combination  of underlying  securities  representing  a variety of asset classes and  investment styles that are managed by the  advisor.  We use an active  allocation  approach when selecting investments for the Portfolio. In striving to meet its objective, the  Portfolio  will  typically  target  about  80% of its net  assets in equity securities  and  about  20%  of  its  net  assets  in  fixed-income  securities.
Allocations  for the  Portfolio  may vary  within the ranges  shown in the table below.  The Portfolio may invest 15% to 70% of net assets in foreign  securities and up to 20% of net assets in emerging market securities.

The following  table shows the target  percentages of the Portfolio's net assets that the Portfolio may invest in each style of underlying securities:

Asset Class             Investment Style              Target       Ranges
                                                      Allocation
--------------------- ------------------------------- ------------ -------------
Equity                                                     80%      55 - 90%
--------------------- ------------------------------- ------------ -------------
U.S. Equity                                                40%      15 - 50%
--------------------- ------------------------------- ------------ -------------
                           U.S. Large Cap Core
--------------------- ------------------------------- ------------ -------------
                          U.S. Large Cap Growth
--------------------- ------------------------------- ------------ -------------
                           U.S. Large Cap Value
--------------------- ------------------------------- ------------ -------------
                           U.S. Small Cap Core
--------------------- ------------------------------- ------------ -------------
International Equity                                       30%      15- 50%
--------------------- ------------------------------- ------------ -------------
                           International Value
--------------------- ------------------------------- ------------ -------------
                           International Growth
--------------------- ------------------------------- ------------ -------------
Global Real Estate                                          0%      0 - 20%
--------------------- ------------------------------- ------------ -------------
                            Global Real Estate
--------------------- ------------------------------- ------------ -------------
Emerging Markets                                           10%      0 - 20%
--------------------- ------------------------------- ------------ -------------
                             Emerging Markets
--------------------- ------------------------------- ------------ -------------
Fixed Income                                               20%      10 - 45%
--------------------- ------------------------------- ------------ -------------
Bond                                                       18%      10 - 40%
--------------------- ------------------------------- ------------ -------------
                         Diversified Fixed Income
--------------------- ------------------------------- ------------ -------------
Cash Equivalents                                            2%       0 -10%
--------------------- ------------------------------- ------------ -------------
                      Money Market/Cash Equivalents
--------------------- ------------------------------- ------------ -------------

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  investment  styles  in  which it  invests.  This  Portfolio  will be particularly  affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor  performance  in  specific  companies  or  industries.  Stocks of companies  with  high  growth  expectations  may be more  susceptible  to  price declines  if they do not meet those  high  expectations.  To the extent  that it invests in international funds or securities,  the Portfolio will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies and involve certain risk and opportunity  considerations not typically  associated  with  investing  in  U.S.  issuers,  and  investments  in securities  of

                                       1

companies in emerging  markets present a greater degree of risk than tends to be the case for foreign  investments  in developed  markets.  If, and to the extent that, we invest in forward foreign currency  contracts or use other  investments to hedge against  currency  risks,  the Portfolio will be subject to the special risks associated with those activities.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 26.

Who should invest in the Portfolio
o    Investors  who are in the earlier stage of wealth  accumulation,  generally with higher risk tolerance.
o    Investors  seeking the capital  appreciation  potential of the stock market and who have no need for current income.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Aggressive Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how annual returns for the  Portfolio's  Class A shares have varied over the past 10 calendar years, as well as the average annual returns of
Class A, B, C,  and R shares  for the  one-,  five-,  and  10-year  or  lifetime periods,  as applicable.  The  Portfolio's  past  performance  (before and after taxes) is not  necessarily  an  indication of how it will perform in the future.
The returns reflect expense caps. The returns would be lower without the expense caps.  Please see the footnotes on page 14 for additional  information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)*

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------ ------------ ----------
     1998          1999         2000         2001         2002          2003         2004         2005         2006         2007
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------ ------------ ----------
    10.28%        14.41%       -6.79%       -7.77%       -15.90%       28.22%       11.89%        7.51%       11.61%        5.59%
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------ ------------ ----------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 15.14% for the quarter ended June 30, 2003, and its lowest  quarterly return was -14.59% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this sales charge were included,  the returns would be less than those shown.
The average annual returns shown in the table below do include the sales charge.

*    Prior to  mid-September,  2008, the Portfolio  operated as a fund of funds,
     investing   primarily   in  other   Delaware   Investments(R)Funds.   Since
     mid-September, 2008, the Portfolio has been restructured to invest directly in a combination of underlying  securities  representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the  Restructuring.  As of June 30, 2008,  the  year-to-date total return for Class A is (11.59%).

                                                  Average annual returns for periods ending 12/31/07
-----------------------------------------------------------------------------------------------------
                                                                1 year      5 year     10-year or
                                                                                       Lifetime**
------------------------------------------------------------- ----------- ----------- ---------------
Class A return before taxes                                     -0.46%      11.37%        4.56%
------------------------------------------------------------- ----------- ----------- ---------------
Class A return after taxes on distributions                     -1.76%      10.72%        3.68%
------------------------------------------------------------- ----------- ----------- ---------------
Class A return after taxes on distributions                     0.25%       9.74%         3.48%
and sale of Portfolio shares
------------------------------------------------------------- ----------- ----------- ---------------
Class B (if redeemed) return before taxes*                      0.76%       11.55%        4.56%
------------------------------------------------------------- ----------- ----------- ---------------
Class C (if redeemed) return before taxes*                      3.75%       11.82%        4.42%
------------------------------------------------------------- ----------- ----------- ---------------
Class R (if redeemed) return before taxes                       5.33%        N/A          11.01%
------------------------------------------------------------- ----------- ----------- ---------------
S&P 500 Index                                                   5.49%       12.83%        5.91%
      (reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------- ----------- ----------- ---------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index (Index), which is an unmanaged index of 500 widely held common stocks that is often used to represent  performance  of the U.S.  stock  market.  You should remember that unlike the Portfolio,  the Index is unmanaged and does not reflect the  actual  costs of  operating  a mutual  fund,  such as the costs of  buying, selling,  and holding securities.  The Index is not a perfect comparison for the
Portfolio  because the  Portfolio  may invest in fixed income and  international securities,  which are not  included  in the index.  Maximum  sales  charges are included in the Portfolio's returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
individual   retirement   accounts  (IRAs).  The  after-tax  returns  shown  are
calculated  using the highest  individual  federal  marginal income tax rates in effect during the Portfolio's  lifetime,  and do not reflect the impact of state and  local  taxes.  The  after-tax  rate  used  is  based  on  the  current  tax characterization of the elements of the Portfolio's returns (e.g., qualified vs.
non-qualified   dividends)   and  may  be   different   than   the   final

                                       3

tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption  of shares at end of period.  The 10-year return  for  Class B shares  reflects  conversion  to Class A shares  after approximately  eight years.  If shares were not  redeemed,  the returns for
     Class B would be 4\.76%,  11.84%, and 4.56% for the one-, five-, and 10-year periods, respectively. If shares were not redeemed, the returns for Class C would be 4.75%, 11.82%, and 4.42% for the one-, five-, and 10-year periods, respectively.

**   Lifetime  returns  are shown for a class if the class has  existed for less than 10  years.  The  Index  returns  shown  are for 10 years  because  the
     Portfolio's  Class A, Class B and Class C shares commenced  operations more than 10 years  ago.  The  returns  shown  for  Class R  shares  are for the lifetime  period  because the inception date for Class R shares was June 2,
     2003.  The Index  returns for the Class R lifetime  was  11.56%.  The Index reports  returns on a monthly  basis as of the last day of the month.  As a result, the Index return for Class R lifetime reflects the return from June
     30, 2003 through December 31, 2007.

                                       4

Profile: Delaware Moderate Allocation Portfolio

What are the Portfolio's investment objectives?
The Delaware  Moderate  Allocation  Portfolio  seeks capital  appreciation  with current income as a secondary  objective.  Although the Portfolio will strive to meet its investment objectives, there is no assurance that it will.

What are the Portfolio's main investment strategies?

The Portfolio  seeks to achieve its  objectives by investing in a combination of underlying  securities  representing  a variety of asset classes and  investment styles that are managed by the  advisor.  We use an active  allocation  approach
when  selecting  investments  for  the  Portfolio.   In  striving  to  meet  its
objectives,  the Portfolio will typically  target about 60% of its net assets in equity  securities and about 40% of its net assets in  fixed-income  securities.
Allocations  for the  Portfolio  may vary  within the ranges  shown in the table below. The Portfolio may invest 10% to 60% of net assets in foreign  securities, and up to 15% of net assets in emerging market securities.

The following  table shows the target  percentages of the Portfolio's net assets that the Portfolio may invest in each style of underlying securities:

Asset Class             Investment Style              Target       Ranges
                                                      Allocation
--------------------- ------------------------------ ------------ --------------
Equity                                                     60%     40 - 70%
--------------------- ------------------------------ ------------ --------------
U.S. Equity                                                30%     10 - 40%
--------------------- ------------------------------ ------------ --------------
                           U.S. Large Cap Core
--------------------- ------------------------------ ------------ --------------
                          U.S. Large Cap Growth
--------------------- ------------------------------ ------------ --------------
                          U.S. Large Cap Value
--------------------- ------------------------------ ------------ --------------
                           U.S. Small Cap Core
--------------------- ------------------------------ ------------ --------------
International Equity                                      22.5%    10 - 40%
--------------------- ------------------------------ ------------ --------------
                           International Value
--------------------- ------------------------------ ------------ --------------
                          International Growth
--------------------- ------------------------------ ------------ --------------
Global Real Estate                                          0%      0 - 15%
--------------------- ------------------------------ ------------ --------------
                           Global Real Estate
--------------------- ------------------------------ ------------ --------------
Emerging Markets                                           7.5%     0 - 15%
--------------------- ------------------------------ ------------ --------------
                            Emerging Markets
--------------------- ------------------------------ ------------ --------------
Fixed Income                                               40%     30 - 60%
--------------------- ------------------------------ ------------ --------------
Bond                                                       38%     20 - 50%
--------------------- ------------------------------ ------------ --------------
                        Diversified Fixed Income
--------------------- ------------------------------ ------------ --------------
Cash Equivalents                                            2%      0 -15%
--------------------- ------------------------------ ------------ --------------
                      Money Market/Cash Equivalents
--------------------- ------------------------------ ------------ --------------

What are the main risks of investing in the Portfolio?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  investment  styles  in  which it  invests.  This  Portfolio  will be particularly  affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor  performance  in  specific  companies  or  industries.  Stocks of companies  with  high  growth  expectations  may be more  susceptible  to  price declines if they do not meet those high expectations.

The Portfolio  will be affected by changes in bond prices and currency  exchange rates.  Investments  in high yield,  high-risk or "junk"  bonds  entail  certain risks,  including the risk of loss of  principal,  which may be greater than the risks  presented by  investment  grade bonds and which should be  considered  by investors  contemplating  an investment in

                                       5

the  Portfolio.  Among  these  risks are those that result from the absence of a liquid secondary market of institutional  investors.  The Portfolio will also be affected by prepayment  risk due to its holding of  mortgage-backed  securities.
With prepayment  risk, when homeowners  prepay  mortgages  during periods of low interest  rates,  the  Portfolio  may be forced to re-deploy its assets in lower yielding securities.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies and involve certain risk and opportunity  considerations not typically  associated  with  investing  in  U.S.  issuers,  and  investments  in securities  of companies in emerging  markets  present a greater  degree of risk than tends to be the case for foreign investments in developed markets.  If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against  currency  risks,  the Portfolio will be subject to the special risks associated with those activities.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 26.

Who should invest in the Portfolio
o    Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o    Investors  seeking the capital  appreciation  potential of the stock market and the income potential of the bond market.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is high current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       6

How has Delaware Moderate Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns for the  Portfolio's  Class A shares have  varied  over the past 10  calendar  years  as well as the  average  annual returns  of Class A, B, C, and R shares  for the one-,  five-,  and  10-year  or lifetime periods,  as applicable.  The Portfolio's past performance  (before and after  taxes) is not  necessarily  an  indication  of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense  caps.  Please see the footnotes on page 14 for  additional  information about the expense caps.

Year-by-year total return (Class A)*

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------ ------------ ----------
     1998          1999         2000         2001         2002          2003         2004         2005         2006         2007
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------ ------------ ----------
    7.44%          8.92%       -2.45%       -4.46%       -10.43%       23.32%        9.50%        5.83%        9.83%        4.65%
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------ ------------ ----------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 12.98% for the quarter ended June 30, 2003, and its lowest  quarterly return was -9.92% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this sales charge were included,  the returns would be less than those shown.
The average annual returns shown in the table below do include the sales charge.

*    Prior to  mid-September,  2008, the Portfolio  operated as a fund of funds,
     investing   primarily   in  other   Delaware   Investments(R)Funds.   Since
     mid-September, 2008, the Portfolio has been restructured to invest directly in a combination of underlying  securities  representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the  Restructuring.  As of June 30, 2008,  the  year-to-date total return for Class A is (5.37%).

                                         Average annual returns for the periods ending 12/31/07
------------------------------------------------------------------------------------------------
                                                                1 year      5 year     10-year or
                                                                                       Lifetime**
------------------------------------------------------------- ----------- ----------- ----------
Class A return before taxes                                     -1.34%      9.14%      4.22%
------------------------------------------------------------- ----------- ----------- ----------
Class A return after taxes on distributions                     -2.49%      8.59%      3.33%
------------------------------------------------------------- ----------- ----------- ----------
Class A return after taxes on distributions                     -0.51%      7.70%      3.11%
and sale of Portfolio shares
------------------------------------------------------------- ----------- ----------- ----------
Class B (if redeemed) return before taxes*                      -0.13%      9.30%      4.23%
------------------------------------------------------------- ----------- ----------- ----------
Class C (if redeemed) return before taxes*                      2.77%       9.59%      4.10%
------------------------------------------------------------- ----------- ----------- ----------
Class R (if redeemed) return before taxes                       4.40%        N/A       8.74%
------------------------------------------------------------- ----------- ----------- ----------
S&P 500 Index                                                   5.49%       12.83%     5.91%
      (reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------- ----------- ----------- ----------
Lehman Brothers U.S. Aggregate Index                            6.97%       4.42%      5.97%
      (reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------- ----------- ----------- ----------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index and the Lehman  Brothers  U.S.  Aggregate  Index.  The S&P 500 Index is an
unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.  The Lehman Brothers U.S.  Aggregate Index measures the performance of  approximately  6,500 U.S.  corporate and government bonds and other fixed income  securities.  You should  remember  that unlike the
Portfolio,  the Indices  are  unmanaged  and do not reflect the actual  costs of operating  a mutual  fund,  such as the costs of buying,  selling,  and  holding
securities.   Neither  Index  is  a  perfect  comparison  to  Delaware  Moderate
Allocation  Portfolio  since the S&P 500 Index  does not  include  fixed  income securities and the Lehman Brothers U.S. Aggregate Index does not include stocks.
Maximum sales charges are included in the Portfolio's returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the Portfolio's lifetime, and do not reflect the impact of state and local taxes.  The after-tax  rate used is based on the current tax  characterization  of the  elements of the  Portfolio's returns

                                       7

(e.g.,  qualified vs.  non-qualified  dividends)  and may be different  than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption  of shares at end of period.  The 10-year return  for  Class B shares  reflects  conversion  to Class A shares  after approximately  eight years.  If shares were not  redeemed,  the returns for
     Class B would be 3.87%,  9.61%, and 4.23% for the one-,  five-, and 10-year periods, respectively. If shares were not redeemed, the returns for Class C would be 3.77%,  9.59%, and 4.10% for the one-, five-, and 10-year periods, respectively.

**   Lifetime  returns  are shown for a class if the class has  existed for less than 10  years.  The  Index  returns  shown  are for 10 years  because  the
     Portfolio's Class A, Class B, and Class C commenced operations more than 10 years ago. The returns shown for Class R shares are for the lifetime period because the inception  date for Class R shares was June 2, 2003.  The index returns  for the Class R  lifetime  were  11.56%  and 4.03% for the S&P 500
     Index return and the Lehman Brothers U.S.  Aggregate  Index,  respectively.
     The  Indexes  report  returns on a monthly  basis as of the last day of the month.  As a result,  the Index  returns  for Class R lifetime  reflect the return from June 30, 2003 through December 31, 2007.

                                       8

Profile: Delaware Conservative Allocation Portfolio

What are the Portfolio's investment objectives?
The Delaware  Conservative  Allocation  Portfolio seeks a combination of current income and  preservation  of capital  with  capital  appreciation.  Although the
Portfolio will strive to meet its investment  objectives,  there is no assurance that it will.

What are the Portfolio's main investment strategies?

The Portfolio  seeks to achieve its  objective by investing in a combination  of underlying  securities  representing  a variety of asset classes and  investment styles that are managed by the  advisor.  We use an active  allocation  approach when selecting investments for the Portfolio. In striving to meet its objective, the  Portfolio  will  typically  target  about  40% of its net  assets in equity securities  and  about  60%  of  its  net  assets  in  fixed-income  securities.
Allocations  for the  Portfolio  can vary  within the ranges  shown in the table below.  The Portfolio may invest 5% to 50% of net assets in foreign  securities, and up to 10% of net assets in emerging market securities.

The following  table shows the target  percentages of the Portfolio's net assets that the Portfolio will invest in each style of underlying securities:

Asset Class             Investment Style              Target       Ranges
                                                      Allocation
--------------------- ------------------------------ ----------- ---------
Equity                                                  40%      20 - 50%
--------------------- ------------------------------ ----------- ---------
U.S. Equity                                             20%      5 - 30%
--------------------- ------------------------------ ----------- ---------
                           U.S. Large Cap Core
--------------------- ------------------------------ ----------- ---------
                          U.S. Large Cap Growth
--------------------- ------------------------------ ----------- ---------
                           U.S. Large Cap Value
--------------------- ------------------------------ ----------- ---------
                           U.S. Small Cap Core
--------------------- ------------------------------ ----------- ---------
International Equity                                    15%      5 - 30%
--------------------- ------------------------------ ----------- ---------
                           International Value
--------------------- ------------------------------ ----------- ---------
                           International Growth
--------------------- ------------------------------ ----------- ---------
Global Real Estate                                       0%      0 - 15%
--------------------- ------------------------------ ----------- ---------
                            Global Real Estate
--------------------- ------------------------------ ----------- ---------
Emerging Markets                                         5%      0 - 10%
--------------------- ------------------------------ ----------- ---------
                             Emerging Markets
--------------------- ------------------------------ ----------- ---------
Fixed Income                                            60%      50 - 80%
--------------------- ------------------------------ ----------- ---------
Bond                                                    58%      30 - 70%
--------------------- ------------------------------ ----------- ---------
                         Diversified Fixed Income
--------------------- ------------------------------ ----------- ---------
Cash Equivalents                                         2%       0 -20%
--------------------- ------------------------------ ----------- ---------
                      Money Market/Cash Equivalents
--------------------- ------------------------------ ----------- ---------

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  investment  styles  in  which it  invests.  This  Portfolio  will be particularly  affected by changes in bond prices and  currency  exchange  rates.
Investments  in  high-yield,  high-risk or "junk" bonds  entail  certain  risks, including  the risk of loss of  principal,  which may be greater  than the risks presented by investment  grade bonds and which should be considered by investors contemplating  an investment in the Portfolio.  Among these risks are those that result from the absence of a liquid secondary market of institutional investors.
The  Portfolio  will also be affected by  prepayment  risk due to its holding of
mortgage-backed   securities.  With  prepayment  risk,  when  homeowners  prepay mortgages  during periods of low interest rates,  the Portfolio may be forced to re-deploy its assets in lower yielding securities.

                                       9

The Portfolio will be particularly  affected by declines in stock prices,  which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock  market or poor  performance  in  specific  companies  or industries.  Stocks of  companies  with  high  growth  expectations  may be more susceptible to price declines if they do not meet those high expectations.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies and involve certain risk and opportunity  considerations not typically  associated  with  investing  in  U.S.  issuers,  and  investments  in securities  of companies in emerging  markets  present a greater  degree of risk than tends to be the case for foreign investments in developed markets.  If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against  currency  risks,  the Portfolio will be subject to the special risks associated with those activities.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 26.

Who should invest in the Portfolio
o    Investors who are in the wealth  preservation  phase,  generally with lower risk tolerance.
o    Investors  in  the  pre-retirement  or  retirement  phase,  looking  for an increase in income.
o    Investors who want a portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a  professional  money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       10

How has Delaware Conservative Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns for the  Portfolio's  Class A shares have  varied  over the past 10  calendar  years  as well as the  average  annual returns  of Class A, B, C, and R shares  for the  one-,  five,  and  10-year  or lifetime periods,  as applicable.  The Portfolio's past performance  (before and after  taxes) is not  necessarily  an  indication  of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense  caps.  Please see the footnotes on page 14 for  additional  information about the expense caps.

Year-by-year total return (Class A)*

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------ ------------ -----------
     1998          1999         2000         2001         2002          2003         2004         2005         2006         2007
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------ ------------ -----------
    6.24%          3.80%        1.03%       -1.41%       -5.26%        16.89%        7.09%        4.27%        8.39%        4.20%
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------ ------------ -----------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 9.34% for the quarter ended June 30, 2003,  and its lowest  quarterly return was -6.34% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this sales charge were included,  the returns would be less than those shown.
The average annual returns shown in the table below do include the sales charge.

*    Prior to  mid-September,  2008, the Portfolio  operated as a fund of funds,
     investing   primarily   in  other   Delaware   Investments(R)Funds.   Since
     mid-September, 2008, the Portfolio has been restructured to invest directly in a combination of underlying  securities  representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the  Restructuring.  As of June 30, 2008,  the  year-to-date total return for Class A is (8.35%).

                                        Average annual returns for periods ending 12/31/07
----------------------------------------------------------- ------------ -------- ---------
                                                               1 year    5 year   10- year or
                                                                                  Lifetime**
----------------------------------------------------------- ------------ -------- ---------
Class A return before taxes                                     -1.79%     6.80%    3.75%
----------------------------------------------------------- ------------ -------- ---------
Class A return after taxes on distributions                     -3.08%     5.91%    2.52%
----------------------------------------------------------- ------------ -------- ---------
Class A return after taxes on distributions                     -0.96%     5.39%    2.46%
and sale of Portfolio shares
----------------------------------------------------------- ------------ -------- ---------
Class B (if redeemed) return before taxes*                      -0.59%     6.91%    3.79%
----------------------------------------------------------- ------------ -------- ---------
Class C (if redeemed) return before taxes*                       2.31%     7.24%    3.59%
----------------------------------------------------------- ------------ -------- ---------
Class R (if redeemed) return before taxes                        3.95%      N/A     6.68%
----------------------------------------------------------- ------------ -------- ---------
Lehman Brothers U.S. Aggregate Index                             6.97%     4.42%    5.97%
(reflects no deduction for fees, expenses, or taxes)
----------------------------------------------------------- ------------ -------- ---------

The  Portfolio's  returns  above are compared to the  performance  of the Lehman
Brothers  U.S.  Aggregate  Index  (Index),  which  measures the  performance  of approximately  6,500 U.S.  corporate and government bonds and other fixed income securities.  You  should  remember  that  unlike  the  Portfolio,  the  Index is unmanaged and does not include the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.  In addition, the Index is not a perfect  comparison to the Portfolio because the Portfolio invests in a variety  of  asset  classes  not  represented  in the  Index,  including  equity securities,  international securities and high-yielding corporate bonds. Maximum sales charges are included in the Portfolio's returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the Portfolio's lifetime, and do not reflect the impact of state and local taxes.  The after-tax  rate used is based on the current tax  characterization  of the  elements of the  Portfolio's returns (e.g., qualified vs. non-qualified  dividends) and may be different than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption  of shares at end of period.  The 10-year return  for  Class B shares  reflects  conversion  to

                                       11

     Class A  shares  after  approximately  eight  years.  If  shares  were  not redeemed,  the returns for Class B would be 3.40%, 7.26%, and 3.79% for the one-,  five-,  and  10-year  periods,  respectively.  If  shares  were  not redeemed,  the returns for Class C would be 3.30%, 7.24%, and 3.59% for the one-, five-, and 10-year periods, respectively.

**   Lifetime  returns  are shown for a class if the class has  existed for less than 10 years.  The Index  returns shown are for 10 years because the Class
     A, Class B, and Class C shares commenced operations more than 10 years ago.
     The returns  shown for Class R shares are for the lifetime  period  because the inception date for Class R shares was June 2, 2003. The Lehman Brothers
     U.S.  Aggregate  Index  return shown is for the 10-year  period.  The Index return for the Class R lifetime was 4.03%.  The Index reports  returns on a monthly  basis as of the last day of the  month.  As a  result,  the  Index return for Class R lifetime  reflects the return from June 30, 2003 through
     December 31, 2007.

                                       12

What are the Portfolios' fees and expenses?
This table  describes the fees and expenses that you may pay if you buy and hold shares  of the  Portfolios.  Sales  charges  are fees  paid  directly  from your investments when you buy or sell shares of the Portfolios.

------------------------------------------------------- ----------- ------------ ----------- -----------
CLASS                                                   A           B            C           R
------------------------------------------------------- ----------- ------------ ----------- -----------
Maximum sales charge (load) imposed on                  5.75%       none         none        none
purchases as a  percentage of offering price
------------------------------------------------------- ----------- ------------ ----------- -----------
Maximum contingent deferred sales charge (load) as a    none(1)     4.00%(2)     1.00%(3)    none
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- ----------- ------------ ----------- -----------
Maximum sales charge (load) imposed on reinvested       none        none         none        none
dividends
------------------------------------------------------- ----------- ------------ ----------- -----------
Redemption fees                                         none        none         none        none
------------------------------------------------------- ----------- ------------ ----------- -----------
Exchange fees                                           none        none         none        none
------------------------------------------------------- ----------- ------------ ----------- -----------

Annual fund operating expenses are deducted from the Portfolios' assets.

---------------------------------------------------------------------------------------
                               Delaware Aggressive Allocation Portfolio
---------------------------------------------------------------------------------------
                                          A           B           C            R
------------------------------------- ----------- ----------- ----------- ------------
Management fees(4)                      0.65%       0.65%       0.65%        0.65%
------------------------------------- ----------- ----------- ----------- ------------
Distribution and service (12b-1) fees  0.30%(5)     1.00%       1.00%      0.60%(5)
------------------------------------- ----------- ----------- ----------- ------------
Other expenses(6)                       0.62%       0.62%       0.62%        0.62%
------------------------------------- ----------- ----------- ----------- ------------
Acquired fund fees and expenses         0.04%       0.04%       0.04%        0.04%
------------------------------------- ----------- ----------- ----------- ------------
Total annual fund operating expenses    1.61%       2.31%       2.31%        1.91%
------------------------------------- ----------- ----------- ----------- ------------
Fee waivers and payments               (0.46%)     (0.41%)     (0.41%)      (0.51%)
------------------------------------- ----------- ----------- ----------- ------------
Net expenses                            1.15%       1.90%       1.90%        1.40%
--------------------------------------------------------------------------------------
                                Delaware Moderate Allocation Portfolio
--------------------------------------------------------------------------------------
                                            A         B           C            R
--------------------------------------- --------- ----------- ----------- ------------
Management fees(4)                        0.65%     0.65%       0.65%        0.65%
--------------------------------------- --------- ----------- ----------- ------------
Distribution and service (12b-1) fees    0.30%(5)   1.00%       1.00%      0.60%(5)
--------------------------------------- --------- ----------- ----------- ------------
Other expenses(6)                         0.50%     0.50%       0.50%        0.50%
--------------------------------------- --------- ----------- ----------- ------------
Acquired fund fees and expenses           0.03%     0.03%       0.03%        0.03%
--------------------------------------- --------- ----------- ----------- ------------
Total annual fund operating expenses      1.48%     2.18%       2.18%        1.78%
--------------------------------------- --------- ----------- ----------- ------------
Fee waivers and payments                 (0.33%)   (0.28%)     (0.28%)      (0.38%)
--------------------------------------- --------- ----------- ----------- ------------
Net expenses                              1.15%     1.90%       1.90%        1.40%
--------------------------------------- --------- ----------- ----------- ------------
                              Delaware Conservative Allocation Portfolio
-------------------------------------- ----------- ----------- ----------- ------------
                                           A           B           C            R
-------------------------------------- ----------- ----------- ----------- ------------
Management fees(4)                       0.65%       0.65%       0.65%        0.65%
-------------------------------------- ----------- ----------- ----------- ------------
Distribution and service (12b-1) fees   0.30%(5)     1.00%       1.00%      0.60%(5)
-------------------------------------- ----------- ----------- ----------- ------------
Other expenses(6)                        0.52%       0.52%       0.52%        0.52%
-------------------------------------- ----------- ----------- ----------- ------------
Acquired fund fees and expenses          0.02%       0.02%       0.02%        0.02%
-------------------------------------- ----------- ----------- ----------- ------------
Total annual fund operating expenses     1.49%       2.19%       2.19%        1.79%
-------------------------------------- ----------- ----------- ----------- ------------
Fee waivers and payments                (0.34%)     (0.29%)     (0.29%)      (0.39%)
-------------------------------------- ----------- ----------- ----------- ------------
Net expenses                             1.15%       1.90%       1.90%        1.40%
-------------------------------------- ----------- ----------- ----------- ------------

                                       13

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolios  to the  cost  of  investing  in  other  mutual  funds  with  similar investment objectives.  We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.
The  Portfolios'  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here. This example  reflects the net expenses with expense  waivers for the  one-year  contractual  period and the total  operating expenses  without  expense  waivers for years two through 10. This is an example only, and does not represent future expenses,  which may be greater or less than those shown here.

-----------------------------------------------------------------------------------------------
                          Delaware Aggressive Allocation Portfolio
-----------------------------------------------------------------------------------------------
 CLASS(7)      A            B               B             C               C              R
                                      (if redeemed)                 (if redeemed)
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
1 year       $685          $193           $593           $193           $293            $143
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
3 years     $1,011         $682           $957           $682           $682            $551
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
5 years     $1,360        $1,198         $1,423         $1,198         $1,198           $984
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
10 years    $2,340        $2,439         $2,439         $2,614         $2,614          $2,191
-----------------------------------------------------------------------------------------------
                             Delaware Moderation Allocation Portfolio
-----------------------------------------------------------------------------------------------
 CLASS(7)      A            B               B             C               C              R
                                      (if redeemed)                 (if redeemed)
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
1 year       $685          $193           $593           $193           $293            $143
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
3 years      $985          $655           $930           $655           $655            $523
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
5 years     $1,307        $1,144         $1,369         $1,144         $1,144           $929
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
10 years    $2,215        $2,314         $2,314         $2,492         $2,492          $2,063
-----------------------------------------------------------------------------------------------
                            Delaware Conservative Allocation Portfolio
-----------------------------------------------------------------------------------------------
 CLASS(7)      A            B               B             C               C              R
                                      (if redeemed)                 (if redeemed)
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
1 year       $685          $193           $593           $193           $293            $143
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
3 years      $987          $657           $932           $657           $657            $525
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
5 years     $1,311        $1,148         $1,373         $1,148         $1,148           $933
--------- ------------ ------------- ---------------- ----------- ------------------ ----------
10 years    $2,225        $2,324         $2,324         $2,501         $2,501          $2,073
--------- ------------ ------------- ---------------- ----------- ------------------ ----------

1    A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase.  Additional Class
     A purchase  options that involve a CDSC may be permitted  from time to time and will be disclosed in the Prospectus if they are available.

2    If you redeem Class B shares during the first year after you buy them,  you will pay a CDSC of 4%,  which  declines  to 3.25%  during the second  year,
     2.75% during the third year, 2.25% during the fourth and fifth years, 1.50%
     during the sixth year, and 0% thereafter.

3    Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     CDSC.

4    Management  fees  payable  under  the  investment  advisory  contract  have increased in  connection  with the  Restructuring.  With respect to the new
     Management fees, the investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse expenses for a one-year  period  following the  completion of the  Restructuring  in order to prevent total annual fund operating expenses  (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations,  litigation, certain
     Trustee  retirement plan expenses,  conducting  shareholder  meetings,  and liquidations (collectively,  "non-routine expenses")) from exceeding, in an aggregate amount, 0.90% of average daily net assets of each Portfolio.  For purposes of these waivers and reimbursements, non-routine expenses may also include such additional  costs and expenses as may be agreed upon from time to time by the Portfolios' Board of Trustees (Board) and the Manager. These
     expense waivers and reimbursements include acquired fund fees and expenses.
     This investment  advisory expense  limitation  replaces the current expense limitation.

5    The Portfolios' distributor (Distributor) has contracted to limit the Class
     A and Class R shares' 12b-1 fee from  February 1, 2008 through  January 31,
     2009 to no more than 0.25% and 0.50%,  respectively,  of average  daily net assets.

6    Expenses have been restated  based on  anticipated  expenses  following the
     Restructuring.

7    The Class B example  reflects the  conversion  of Class B shares to Class A shares after approximately eight years.  Information for the ninth and 10th years reflects expenses of the Class A shares.

                                       14

How we manage the Portfolios

Our investment strategies

In  order to meet  the  changing  needs of  investors  throughout  their  lives,
Delaware Foundation Funds offers three different  portfolios with varying levels of income and growth  potential and  corresponding  variations in risk. From the most  conservative  (the  Delaware  Conservative  Allocation  Portfolio)  to the
moderate (the Delaware  Moderate  Allocation  Portfolio) to the most  aggressive
(the Delaware Aggressive Allocation Portfolio),  each Portfolio relies on active asset  allocation  and  invests in a  diversified  portfolio  of  securities  of
different   investment   classes   and  styles  as  it  strives  to  attain  its
objective(s).

By allocating  their  investments  across  several  different  asset classes and styles, the Portfolios offer broad  diversification while seeking to produce the desired  risk/return  profile.  The  potential  benefits of such a strategy  are three-fold:

1.   An extra layer of  diversification  by using a range of  investment  styles that each, in turn, invest in a broadly  diversified  number ofH individual securities;

2.   Access to the  investment  expertise  of multiple  portfolio  managers  and analysts who focus on each of the underlying investment styles; and

3.   A professional portfolio manager who makes asset allocation decisions.

We believe  that the  Portfolios  are an efficient  way to provide  active asset allocation  services to meet the needs of investors  through different stages of their  life and their  accumulation  of  wealth.  Our  active  asset  allocation strategy begins with an evaluation of three key factors:

o    the returns and risks associated with different asset classes;

o    the  correlation  between  different asset classes,  in other words,  their tendency to move up or down together; and

o    the  evolution of the global  opportunity  set, in the form of absolute and relative changes in the investable universe over time.

This  information  is used to  determine  how  much  of each  Portfolio  will be allocated to each asset class. We then select the appropriate  investment styles for investment.  We have identified a select group of investment styles that are appropriate  for the  allocation  strategies  of the  Portfolios.  Each style is listed below along with its investment strategies:

U.S. Large Cap Core

In managing the large cap core investment sleeve (style) for the Portfolios,  we research  individual  companies  and  analyze  economic  and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Portfolios.  The  large cap core  investment  sleeve
(style) employs a bottom-up security selection utilizing  quantitative  screens, fundamental  research,  and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness  of an investment  based on a combination of valuation  measures, earnings  expectations,  cash  flow,  and  balance  sheet  quality.  In  further evaluating  the  attractiveness  of an investment,  we consider  factors such as business  conditions in the company's  industry and its competitive  position in that industry.  We conduct fundamental research on all investments,  which often includes  reviewing  U.S.  Securities  and Exchange  Commission  (SEC)  filings, examining financial  statements,  and meeting with top-level company executives.
When  constructing  the  large  cap core  investment  sleeve  (style),  we apply controls to ensure that the sleeve (style) has acceptable risk  characteristics.
These characteristics include, but are not limited to, size, valuation,  growth, yield,  and  earnings  consistency.  This risk  profile is then  compared to the benchmark index to ensure the large cap core investment  sleeve (style) does not have any  unintended  risk  exposure.  We  strive  to  identify  stocks of large companies that we believe offer above-average  opportunities for long-term price appreciation based on: (1) attractive valuations;  (2) growth prospects; and (3)
strong cash flow.  The large cap core  investment  sleeve (style) will generally invest primarily in common stock of companies with market  capitalizations of at least $2 billion at the time of purchase.

                                       15

U.S. Large Cap Growth

In managing the large cap growth  investment  sleeve (style) for the Portfolios, we research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Portfolios.

We invest  primarily in common  stocks and,  though we have the  flexibility  to invest in companies of all sizes,  we generally  focus on medium- and large-size companies.  Our goal is to own companies  that we expect to grow faster than the
U.S. economy. Using a bottom-up approach, we look for companies that we believe:
(1) have large-end market potential,  dominant business models,  and strong free cash flow generation; (2) demonstrate operational efficiencies; (3) have planned well for capital  allocation;  and (4) have governance  policies that tend to be favorable to shareholders. There are a number of catalysts that might increase a
company's    potential   for   free   cashflow    growth.    Our    disciplined,
research-intensive  selection process is designed to identify catalysts such as:
(1) management changes; (2) new products; (3) structural changes in the economy;
or (4)  corporate  restructurings  and  turnaround  situations.  We  maintain  a diversified  portfolio  representing a number of different  industries.  Such an approach  helps to minimize the impact that any one  security or industry  could have on the  Portfolios  if it were to  experience a period of slow or declining growth.

U.S. Large Cap Value

In managing the large cap value investment sleeve (style) for the Portfolios, we research  individual  companies  and  analyze  economic  and market  conditions, seeking to identify the securities that we believe are the best  investments for the Portfolios.  The large cap value investment sleeve (style) invests primarily in securities of  large-capitalization  companies that we believe have long-term capital appreciation potential. We follow a value-oriented investment philosophy in selecting stocks for the Portfolio using a  research-intensive  approach that considers factors such as: (1) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;
(2) favorable earnings prospects and dividend yield potential; (3) the financial condition  of the issuer;  and (4) various  qualitative  factors.  We may sell a security if we no longer  believe the security  will  contribute  to meeting the investment  objective.  In  considering  whether  to  sell  a  security,  we may evaluate,  among other things,  the factors  listed above,  the condition of the
U.S. economy, the condition of non-U.S.  economies, and changes in the condition and outlook in the issuer's industry sector.

U.S. Small Cap Core

In managing the small cap core investment sleeve (style) for the Portfolios,  we research  individual  companies  and  analyze  economic  and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Portfolios.  We strive to  identify  stocks of small companies that we believe offer above-average  opportunities for long-term price appreciation based on: (1) attractive valuations;  (2) growth prospects; and (3)
strong cash flow. The small cap core investment  sleeve (style) employs employ a
bottom-up  security  selection  utilizing   quantitative  screens,   fundamental
research,  and risk  control to evaluate  stocks  based on both growth and value
characteristics.   We  typically  use  a  quantitative  screen  that  ranks  the attractiveness  of an investment  based on a combination of valuation  measures, earnings  expectations,  cash  flow,  and  balance  sheet  quality.  In  further evaluating  the  attractiveness  of an investment,  we consider  factors such as business  conditions in the company's  industry and its competitive  position in that industry.  We conduct fundamental  research on certain  investments,  which often  includes  reviewing  SEC filings,  examining  financial  statements,  and meeting with top-level company executives. When constructing the sleeve (style),
we  apply   controls  to  ensure  the  sleeve   (style)  has   acceptable   risk
characteristics.  These  characteristics  include, but are not limited to, size, valuation,  growth, yield, and earnings  consistency.  This risk profile is then compared to the benchmark  index to ensure the sleeve  (style) does not have any unintended  risk  exposure.  From time to time,  this  sleeve may also invest in convertible  securities,  futures  contracts,  options on futures  contracts and warrants.

International Value Equity

In  managing  the   international   value  investment  sleeve  (style)  for  the
Portfolios,  we research  individual  companies and analyze  economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Portfolios. We use a value strategy,  investing
primarily  in  equity   securities  which  provide  the  potential  for  capital
appreciation.  In selecting  foreign  stocks,  the portfolio  management  team's philosophy is based on

                                       16

the concept that adversity creates  opportunity and that transitory problems can be overcome by well-managed  companies.  The team uses an approach that combines
quantitative,   valuation-based  screening  at  the  early  stages  followed  by comprehensive company and industry specific research.  The team's philosophy and process  are based on the  concept  that  valuation  screens  serve  solely as a starting  point in the creation of a portfolio  of  undervalued  stocks  because accounting  measures only  approximate the intrinsic  value of any company.  The team's  investment  universe  segmentation  prioritizes  its  research  and  its bottom-up  contrarian  investment style seeks to identify mispriced  securities.
The international value investment sleeve (style) may purchase securities in any foreign country,  developed or emerging;  however, the portfolio management team currently anticipates investing in Australia, Austria, Belgium, Canada, Denmark,
Finland,  France,  Germany,  Greece,  Hong Kong,  Ireland,  Italy, Japan, Korea,
Mexico,  the  Netherlands,  New Zealand,  Norway,  Portugal,  Singapore,  Spain,
Sweden,   Switzerland,   Taiwan,  and  the  United  Kingdom.  While  this  is  a
representative list, the Porfolios may also invest in countries not listed here.
We maintain a long-term  focus,  seeking  companies that we believe will perform well over the next three to five years.

International Growth

In  managing  the  international   growth  investment  sleeve  (style)  for  the
Portfolios,  we seek to invest primarily in equity  securities which provide the potential for capital appreciation.  The strategy would commonly be described as a growth  strategy.  We may purchase  securities in any foreign,  developed,  or emerging country.

We may invest in  foreign  securities  through  investments  in  exchange-traded
mutual   funds  that  utilize  an   international   growth   investment   style.
Alternatively,  we may research  individual  companies and analyze  economic and market conditions,  seeking to identify the securities or market sectors that we think are the best investments for the Portfolios. In selecting such securities, we would use a bottom-up  investment  approach in buying and selling investments for the  Portfolios,  and would  consider  factors such as financial,  economic, political,  and  regulatory  conditions,  in addition to industry  position  and growth prospects.

Emerging Markets

In managing the emerging markets  investment  sleeve (style) for the Portfolios, we research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best investments for the Portfolios.  Our primary emphasis will be on the stocks of companies considered to be from an emerging country. We consider an "emerging country" to be any country that is: (1)  generally  recognized to be an emerging or developing country by the international  financial  community,  including the
World Bank and the  International  Finance  Corporation;  (2)  classified by the
United  Nations as  developing;  or (3)  included in the  International  Finance
Corporation Free Index or the MSCI Emerging Markets Index.

Developing or emerging countries include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New Zealand,  and most nations located in Western and Northern Europe.  A representative  list of the countries where we may invest includes:  Argentina,  Brazil, Chile, China, Croatia,  Czech
Republic, Egypt, Estonia, Hungary, India, Indonesia,  Israel, Malaysia,  Mexico,
Panama,  Poland,  Republic of Korea, Russia, South Africa,  Taiwan,  Turkey, and
Thailand.  We may invest in other  countries,  particularly  as markets in other emerging  countries  develop.  In deciding whether a company is from an emerging country,  we evaluate  publicly  available  information and question  individual companies to determine if the company meets one of the following  criteria:  (1)
the principal  trading market for the company's  securities is in a country that is emerging;  (2) the company is organized  under the laws of an emerging market country and has a principal  office in an emerging  country;  or (3) the company derives a majority of its income from  operations  in emerging  countries,  even though the  company's  securities  are traded in an  established  market or in a combination of emerging and established markets.

Currently,  investing in many emerging  countries is not feasible or may involve significant political risks. We focus investments in emerging countries where we consider  the  economies  to be  developing  strongly  and where the markets are
becoming  more  sophisticated.   In  deciding  where  to  invest,  we  emphasize
investments  that we believe are trading at a discount to  intrinsic  value.  We place  particular  emphasis  on  factors  such  as  political  reform,  economic deregulation,  and  liberalized  trade policy.  We strive to apply a disciplined valuation  process  that allows us to purchase  stocks that are selling for less than what we believe  their  intrinsic  value is. In order to determine  what we believe  a  security's  intrinsic  value  is,  we  evaluate  its  future  income potential,  taking  into  account  the impact  both  currency  fluctuations  and inflation  might have on that income  stream.  We then  analyze what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our  determination  of the security's  value to its current price to determine if it is a good value.  We use income as an indicator of value because we believe it allows us to compare  securities across different sectors  and  different  countries  using one  measurement  standard.  We may be inclined to choose growth-oriented investments if such investments are traded at valuation levels that compare favorably to those of  value-oriented  investments when measured by the discount to their intrinsic value.

                                       17

Global Real Estate Securities

In managing the global real estate securities  investment sleeve (style) for the
Portfolios,  we research  individual  companies and analyze  economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Portfolios.  We invest in securities  issued by
U.S. and non-U.S.  companies in the real estate and real estate related sectors.
A company in the real estate sector (such as a real estate  operating or service company)  generally  derives at least 50% of its revenue from real estate or has at least 50% of its assets in real  estate.  We will  allocate  the assets among companies in various regions and countries  throughout the world,  including the
U.S.  and  developed,   developing,  and  emerging  market  non-U.S.  countries.
Therefore,  we may at  times  have  a  significant  investment  in  real  estate companies organized or located outside the U.S. Conversely, under certain market conditions,  we may shift  more of the  investments  to U.S.  companies.  We may invest in securities issued in any currency and may hold foreign currency.

Our investment  strategy is based on both a top-down and a bottom-up  assessment of countries and specific markets. From a top-down perspective, we consider each region's  economy,  including current economic  conditions,  interest rates, job growth,  and  capital  flows.  Our  bottom-up  analysis  is based on a  relative valuation  methodology  that is  focused  on both  real  estate  valuations  and security-level  research  with  disciplined  portfolio  management.  Real estate factors that are important to our analysis include supply/demand, vacancy rates, and rental  growth in a particular  market.  This  market-by-market  research is coupled with an overview of a company's  financials,  cash flow, dividend growth rates,  and management  strategy.  In addition,  we consider  selling a security based generally on the following  disciplines:  a security reaching our targeted
price  ranges;   relative   pricing  of  a  security  versus  other   investment
opportunities; or a negative change in how we view a security's fundamentals.

Diversified Fixed Income

In selecting fixed income securities for each Portfolio,  we takes a disciplined approach to  investing,  combining  investment  strategies  and risk  management techniques  that we believe can help  shareholders  meet their goals. We analyze economic and market  conditions,  seeking to identify the  securities  or market sectors  that we think are the best  investments  for the  Portfolio.  The fixed income investment sleeve (style) allocates its investments principally among the
U.S.  Investment Grade, U.S. High Yield,  International  Developed Markets,  and
Emerging Markets Sectors.

In managing the assets allocated to the investment grade sector,  we will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies or  instrumentalities,  and by U.S.  corporations.  The corporate  debt obligations in which the Portfolio may invest include bonds, notes,  debentures, and commercial paper of U.S. companies.  The U.S. government securities in which we may invest include a variety of securities  which are issued or guaranteed as to the payment of principal and interest by the U.S. government,  and by various agencies or  instrumentalities  which have been  established or sponsored by the
U.S. government.  The investment grade sector of the assets may also be invested in mortgage-backed  securities issued or guaranteed by the U.S. government,  its agencies or instrumentalities,  or by government sponsored  corporations.  Other mortgage-backed  securities  in which the  Portfolio  may  invest  are issued by certain private, non-government entities. Subject to quality limitations, we may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans,  wholesale dealer floor plans, and leases.  Securities purchased by the fixed income  investment  sleeve (style) within this sector will be rated in one of the four highest rating categories or will be unrated  securities that we determine are of comparable quality.

In managing the assets  allocated to the U.S. High Yield sector,  we will invest the assets that are  allocated  to the domestic  high yield sector  primarily in those  securities  having a liberal and  consistent  yield and those  tending to reduce the risk of market fluctuations. We may invest in domestic corporate debt obligations,  including  notes,  which may be  convertible  or  non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock, attached debentures,  convertible debentures, zero coupon bonds, and pay-in-kind securities. We will invest in both rated and unrated bonds. The rated bonds that we may purchase in this sector will generally be rated BB or lower by Standard &
Poor's (S&P) or Fitch, Inc. (Fitch),  Ba or lower by Moody's Investors  Service,
Inc. (Moody's),  or similarly rated by another nationally recognized statistical rating  organization  (NRSRO).  Unrated bonds may be more  speculative in nature than rated bonds.

In managing the assets allocated to the International  Developed Markets sector, we invest primarily in fixed income  securities of issuers organized or having a majority of their  assets or deriving a majority  of their  operating  income in international  developed  markets.  These fixed  income  securities  may include foreign  government  securities,  debt  obligations  of foreign  companies,  and securities issued by supranational entities. A supranational entity is an entity established or financially  supported by the national governments of one or more countries to promote  reconstruction  or

                                       18

development.  Examples of  supranational  entities  include,  among others,  the
International  Bank for  Reconstruction  and Development (more commonly known as the World Bank),  the European  Central Bank, the European  Investment Bank, the
Inter-American   Development   Bank,  and  the  Asian   Development   Bank.  The
International  Developed  Markets  Sector  will be  subject  to  certain  risks, including,  but not limited to, the risk that securities  within this sector may be adversely  affected by political  instability,  changes in currency  exchange rates,  foreign  economic  conditions,  or inadequate  regulatory and accounting standards.

In managing the assets  allocated to Emerging  Markets  sector,  we may purchase securities  of issuers in any foreign  country,  developed  and  underdeveloped.
These investments may include direct  obligations of issuers located in emerging markets countries. As with the International Sector, the fixed income securities in the Emerging Markets Sector may include foreign government  securities,  debt obligations  of  foreign  companies,  and  securities  issued  by  supranational entities.  In addition to the risks  associated  with  investing  in all foreign securities,  emerging  markets debt is subject to specific  risks,  particularly those that result from emerging markets generally being less stable, politically and economically,  than developed markets.  There is substantially less publicly available  information  about  issuers in emerging  markets  than there is about issuers in developed markets,  and the information that is available tends to be of a lesser  quality.  Also,  emerging  markets are typically less mature,  less liquid, and subject to greater price volatility than are developed markets.

Once we  select  appropriate  investments  for each  Portfolio,  we  continually monitor the market and economic  environments  and the  risk/reward  profiles of each asset  class.  We  actively  adjust  each  Portfolio,  striving to meet its investment objective(s).

The Portfolios' investment objectives are non-fundamental.  This means the Board may change an objective without obtaining  shareholder approval. If an objective were  changed,  shareholders  would  receive at least 60 days' notice before the change becomes effective.

                                       19

The securities we typically invest in

Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional information  about certain of the  securities  described  below as well as other securities in which the Portfolios may invest.

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Common stocks
---------------------------------------------------------------------------------

Common  stocks  are  securities   that  represent   shares  of  ownership  in  a
corporation. Stockholders participate in the corporation's profits proportionate to the number of shares they own.

How the  Portfolios  use  them:  The  Portfolios  focus a  portion  of their net investments on common stocks.

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Corporate bonds
---------------------------------------------------------------------------------

Corporate bonds are debt obligations issued by a corporation.

How the Portfolios use them: The Portfolios may invest in corporate  bonds rated in one of the four highest  categories by an NRSRO (e.g., at least BBB by S&P or
Baa  by  Moody's),   or  deemed  equivalent  consistent  with  their  investment objectives and policies. For bonds rated below investment grade, please see High yield fixed income securities below.

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High yield fixed income securities
--------------------------------------------------------------------------------

High yield fixed income securities are debt obligations  issued by a corporation and rated lower than investment  grade by an NRSRO such as S&P or Moody's.  High yield fixed income  securities are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

How the Portfolios use them: The  Foundation  Aggressive  Allocation  Portfolio,
Foundation  Moderate  Allocation  Portfolio  and  the  Foundation   Conservative
Allocation Portfolio may invest in high yield fixed income securities up to 20%,
25%, and 35% of their net assets, respectively.

Emphasis is typically on those rated BB or Ba by an NRSRO. We carefully evaluate an individual company's financial situation,  its management,  the prospects for its industry,  and the technical factors related to its bond offering.  Our goal is to identify those  companies that we believe will be able to repay their debt obligations  in spite of poor  ratings.  We may  invest in  unrated  bonds if we believe  their credit  quality is  comparable to the rated bonds in which we are permitted to invest.  Unrated bonds may be more speculative in nature than rated bonds.

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Convertible securities
--------------------------------------------------------------------------------

Convertible  securities are usually preferred stocks or corporate bonds that can be  exchanged  for a set  number of shares  of common  stock at a  predetermined price. These securities offer higher appreciation  potential than nonconvertible bonds  and  greater  income  potential  than  nonconvertible  preferred  stocks.
Enhanced convertible  preferred stocks offer various yield,  dividend,  or other enhancements and include  instruments like PERCS  (Preferred  Equity  Redemption
Cumulation  Stock),  PRIDES  (Preferred  Redeemable  Increased  Dividend  Equity
Securities), and DECS (Dividend Enhanced Convertible Securities).

How the Portfolios use them: The Portfolios may invest a portion of their assets in  convertible  securities  in any industry  consistent  with their  investment objectives and policies.

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Mortgage-backed securities
--------------------------------------------------------------------------------

Mortgage-backed  securities are fixed income  securities that represent pools of mortgages,  with  investors  receiving  principal  and interest  payments as the underlying  mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the
Federal Home Loan Mortgage Corporation  (FHLMC),  Fannie Mae, and the Government
National  Mortgage  Association  (GNMA).  Others are issued by private financial
institutions,   with  some  fully   collateralized  by  certificates  issued  or
guaranteed by the government or its agencies or instrumentalities.

How  the   Portfolios   use  them:   Each  of  the   Portfolios  may  invest  in
mortgage-backed  securities  issued or  guaranteed by the U.S.  government,  its
agencies,   or  instrumentalities   or  by  government  sponsored   corporations
consistent with their investment objectives and policies.

--------------------------------------------------------------------------------
Collateralized  mortgage  obligations (CMOs) and real estate mortgage investment conduits (REMICs)
--------------------------------------------------------------------------------

                                       20

CMOs are privately  issued  mortgage-backed  bonds whose underlying value is the mortgages that are collected into different  pools  according to their maturity.
They are issued by U.S.  government  agencies  and private  issuers.  REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages  secured by an  interest in real  property.  Like CMOs,  REMICs  offer different pools according to the underlying  mortgages'  maturity.  Certain CMOs and  REMICs  may have  variable  or  floating  interest  rates and others may be stripped.  Stripped mortgage securities are generally considered illiquid.  CMOs and REMICs issued by private  entities - so called  "non-agency  mortgage backed securities" - are not  collateralized  by securities issued or guaranteed by the
U.S. government, its agencies, or instrumentalities.

How the  Portfolios  use them:  The  Portfolios  may  invest in CMOs and  REMICs consistent  with their  investment  objectives and policies.  Illiquid  stripped mortgage securities together with any other illiquid investments will not exceed each Portfolio's limit on illiquid securities.  In addition,  subject to certain
quality  and  collateral   limitations,   the  Delaware  Aggressive   Allocation
Portfolio,  Delaware Moderate Allocation  Portfolio,  and Delaware  Conservative
Allocation Portfolio may invest up 5%, 10%, and 15% of net assets,  respectively in CMO's and REMICs issued by private  entities that are not  collateralized  by securities  issued  or  guaranteed  by  the  US  government,  its  agencies,  or instrumentalities.

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Asset-backed securities
--------------------------------------------------------------------------------

Asset-backed  securities  are  bonds or notes  backed  by  accounts  receivable, including home equity, automobile, or credit loans.

How the Portfolios use them:  Each of the Portfolios may invest in  asset-backed securities  rated  in one of the  four  highest  rating  categories  by an NRSRO
consistent     with    their     investment     objectives     and     policies.

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Real estate investment trusts (REITs)
--------------------------------------------------------------------------------

REITs are pooled investment  vehicles which invest primarily in income-producing real estate or real  estate  related  loans or  interests.  REITs are  generally classified  as equity REITs,  mortgage  REITs,  or a  combination  of equity and mortgage  REITs.  Equity REITs  invest the majority of their assets  directly in real property and derive income  primarily from the collection of rents.  Equity
REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage  REITs  invest the  majority of their  assets in real estate mortgages and derive income from the collection of interest payments.

How the  Portfolios  use them:  Each of the  Portfolios  may invest in shares of
REITs consistent with their investment objectives and policies.

--------------------------------------------------------------------------------
U.S. government securities
--------------------------------------------------------------------------------

U.S. Treasury securities are backed by the "full faith and credit" of the United
States.  Securities issued or guaranteed by federal agencies and U.S. government sponsored  instrumentalities  may or may not be backed  by the  "full  faith and credit" of the United States.  In the case of securities not backed by the "full faith and  credit" of the  United  States,  investors  in such  securities  look principally  to the  agency  or  instrumentality  issuing  or  guaranteeing  the obligation for ultimate repayment.

How  the  Portfolios  use  them:  Each  of the  Portfolios  may  invest  in U.S.
government securities for temporary purposes or otherwise, as is consistent with their investment objectives and policies.
--------------------------------------------------------------------------------
Foreign corporate and government debt securities
--------------------------------------------------------------------------------

A  foreign  corporate  and  government   security  is  debt  issued  by  foreign
corporations  or by a government  other than the United  States or by an agency, instrumentality, or political subdivision of such governments. We will invest in both rated and unrated foreign securities. We may invest in securities issued in any currency and may hold foreign  currencies.  Securities  of issuers  within a given  country  may be  denominated  in the  currency  of another  country or in multinational currency units, such as the euro.

How the  Portfolios  use them:  Each of the  Portfolios may invest in securities issued by foreign  governments  consistent with their investment  objectives and policies.

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Repurchase agreements
--------------------------------------------------------------------------------

                                       21

An agreement between a buyer of securities,  such as a Portfolio,  and seller of securities  in which the  seller  agrees  to buy the  securities  back  within a specified  time at the same price the buyer paid for them,  plus an amount equal to an agreed upon  interest  rate.  Repurchase  agreements  are often  viewed as equivalent to cash.

How the Portfolios  use them: The Portfolios may use repurchase  agreements as a short-term  investment  for their  cash  positions  or for  temporary  defensive purposes.  In order to enter into these  repurchase  agreements,  the Portfolios must have  collateral  of at least 102% of the  repurchase  price.  We will only enter into  repurchase  agreements in which the  collateral is comprised of U.S.
government  securities.  In the Manager's discretion,  the Portfolios may invest overnight cash balances in short-term discount notes issued or guaranteed by the
U.S.  government,  its agencies or  instrumentalities  or  government  sponsored corporations.

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Restricted securities
--------------------------------------------------------------------------------

Restricted securities are privately placed securities whose resale is restricted
under  securities  law,  including   securities   eligible  for  resale  without
registration pursuant to Rule 144A under the Securities Act of 1933.

How the  Portfolios  use them:  The  Portfolios  may invest in privately  placed securities,  including  those that are  eligible  for resale only among  certain institutional  buyers  without  registration,  which are commonly known as "Rule
144A Securities." To the extent restricted  securities are illiquid, a Portfolio will limit its  investments  in them in  accordance  with its policy  concerning illiquid securities.

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Illiquid securities
--------------------------------------------------------------------------------

Illiquid securities are securities that do not have a ready market and cannot be easily sold within  seven days at  approximately  the price at which a portfolio has valued them. Illiquid  securities include repurchase  agreements maturing in more than seven days.

How the Portfolios use them: The Portfolios may invest no more than 15% of their respective net assets in illiquid securities.

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Short-term debt investments
--------------------------------------------------------------------------------

These  instruments  include:  (1) time deposits,  certificates  of deposit,  and bankers  acceptances  issued by a U.S.  commercial bank; (2) commercial paper of the highest quality rating;  (3) short-term  debt  obligations  with the highest quality rating; (4) U.S. government  securities;  and (5) repurchase  agreements collateralized by those instruments.

How the  Portfolios  use them:  Each  Portfolio may invest in these  instruments either as a means to achieve its  investment  objective  or, more  commonly,  as temporary  defensive  investments  or  pending  investment  in  the  Portfolio's principal investment securities.  When investing all or a significant portion of a  Portfolio's  assets  in these  instruments,  a  Portfolio  may not be able to achieve its investment objective.

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Time deposits
--------------------------------------------------------------------------------

Time deposits are non-negotiable  deposits  maintained in a banking  institution for a specified period of time at a stated interest rate.

How the  Portfolios  use them:  The  Portfolios  will not purchase time deposits maturing in more than seven days,  and time deposits  maturing from two business days through seven calendar days will not exceed 15% of the total assets of each of the Portfolios.

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When-issued and delayed-delivery securities
--------------------------------------------------------------------------------

In  transactions   involving   when-issued  and   delayed-delivery   securities,
instruments  are purchased with payment and delivery  taking place in the future in order to secure what is  considered to be an  advantageous  yield or price at the time of the transaction. The payment obligations and the interest rates that will be  received  are  each  fixed  at the  time a  portfolio  enters  into the commitment and no interest accrues to the portfolio until  settlement.  Thus, it is possible that the market value at the time of  settlement  could be higher or lower  than the  purchase  price if the  general  level of  interest  rates  has changed.

How the  Portfolios  use them:  Each  Portfolio  may  purchase  securities  on a when-issued  or  delayed-delivery  basis.  Each  Portfolio  may not  enter  into when-issued commitments exceeding, in the aggregate,  15% of the market value of its total assets less  liabilities  other than the obligations  created by these commitments.  Each  Portfolio  will  designate  cash or  securities  in  amounts sufficient to cover its obligations, and will value the designated assets daily.

                                       22

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Securities lending transactions
--------------------------------------------------------------------------------

Securities  lending  transactions  involve  the  loan of  securities  owned by a portfolio  to  qualified  dealers  and  investors  for  their  use  relating  to short-sales or other securities  transactions.  These  transactions may generate additional income for a portfolio.

How the Portfolios use them:  Each Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors.

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Borrowing from banks
--------------------------------------------------------------------------------

A  portfolio  may have  pre-existing  arrangements  with banks that permit it to borrow money from time to time.

How the  Portfolios  use them:  Each  Portfolio  may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. No
Portfolio has the intention of increasing its net income through borrowing.

--------------------------------------------------------------------------------
Zero coupon and pay-in-kind (PIK) bonds
--------------------------------------------------------------------------------

Zero coupon  bonds are debt  obligations  which do not entitle the holder to any periodic  payments  of interest  prior to maturity or a specified  date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value.  PIK bonds pay interest through the issuance to holders of additional securities.

How the  Portfolios  use  them:  The  Portfolios  may  invest  in  fixed  income securities,  including  zero  coupon  bonds and PIK Bonds,  consistent  with the
Portfolios' investment objectives and policies.

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American  depositary  receipts (ADRs),  European depositary receipts (EDRs), and global depositary receipts (GDRs)
--------------------------------------------------------------------------------

ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and
GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S.
bank or trust company or a foreign branch of a U.S. bank).  Depositary  receipts represent an ownership  interest in an  underlying  security that is held by the depositary.  Generally,  the underlying security represented by an ADR is issued by a foreign issuer and the underlying security  represented by an EDR or GDR is issued by a foreign or U.S.  issuer.  Sponsored  depositary  receipts are issued jointly  by the  issuer  of the  underlying  security  and the  depositary,  and unsponsored  depositary  receipts  are  issued  by the  depositary  without  the participation of the issuer of the underlying security. Generally, the holder of the depositary  receipt is entitled to all payments of interest,  dividends,  or capital gains that are made on the underlying security.

How the  Portfolios  use  them:  The  Portfolios  may  invest in  sponsored  and unsponsored  ADRs. Such ADRs that the Porfolios may invest in will be those that are actively  traded in the United States.  In conjunction  with the Portfolios'
investments  in  foreign  securities,  we  may  also  invest  in  sponsored  and unsponsored EDRs and GDRs.

To  determine  whether to purchase a security  in a foreign  market or through a depositary  receipt,  we evaluate the price levels, the transaction costs, taxes and administrative  costs, or other relevant factors involved with each security to try to identify the most efficient choice.

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Brady Bonds
--------------------------------------------------------------------------------

Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative  announced by U.S. Treasury Secretary Nicholas F. Brady in 1989, as a
mechanism  for  debtor  nations  to  restructure  their   outstanding   external
indebtedness (generally, commercial bank debt).

How the Portfolios use them: The Portfolios may invest in Brady Bonds consistent with their respective investment objective(s).  We believe that economic reforms undertaken by countries in connection  with the issuance of Brady Bonds may make the debt of countries  that have issued or have  announced  plans to issue Brady
Bonds a viable opportunity for investment.

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Futures and options
--------------------------------------------------------------------------------

                                       23

A futures contract is a bilateral  agreement providing for the purchase and sale of a specified type and amount of a financial instrument,  or for the making and acceptance  of a cash  settlement,  at a stated  time in the  future for a fixed price. A call option is a short-term contract pursuant to which the purchaser of the call option,  in return for the premium paid,  has the right to buy, and the seller has the  obligation to sell, the security or other  financial  instrument underlying the option at a specified  exercise price at any time during the term of the option.  A put option is a similar  contract which gives the purchaser of the put option,  in return for a premium,  the right to sell, and the seller has the obligation to buy, the underlying security or other financial  instrument at a specified price during the term of the option. Generally, futures contracts on foreign currencies operate similarly to futures contracts concerning securities, and options on foreign  currencies  operate  similarly to options on securities.
See also "Foreign Currency Transactions" below.

How the Portfolios use them: The Portfolios may invest in futures,  options, and closing transactions related thereto.  These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market
a  Portfolio's  cash,  short-term  debt  securities,   and  other  money  market
instruments at times when the Portfolio's  assets are not fully  invested.  Each
Portfolio may only enter into these  transactions  for hedging purposes if it is consistent with its respective investment objective(s) and policies. A Portfolio may not engage in such  transactions  to the extent that  obligations  resulting from these activities, in the aggregate,  exceed 25% of its assets. In addition, we may enter  into  futures  contracts,  purchase  or sell  options  on  futures contracts,  trade in  options  on foreign  currencies,  and enter  into  closing transactions  with  respect  to such  activities  to hedge or "cross  hedge" the currency risks associated with their investments.

The  Portfolios  have  claimed  an  exclusion  from the  definition  of the term
"commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

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Foreign currency transactions
--------------------------------------------------------------------------------

Portfolios  may invest in  securities  of foreign  issuers and may hold  foreign currency.  In addition,  portfolios may enter into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Portfolios use them: Although the Portfolios value their assets daily in terms of U.S.  dollars,  they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio may, however, from time to time,  purchase  or sell  foreign  currencies  and/or  engage in forward foreign  currency  transactions  in order to expedite  settlement  of  portfolio transactions and to minimize currency value  fluctuations.  A Portfolio may also enter into forward  contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S.  dollars or other  currencies in which the transaction will be consummated.

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Interest rate swap, index swap, and credit default swap agreements
--------------------------------------------------------------------------------

In an interest rate swap, a portfolio receives payments from another party based on a variable or floating  interest rate, in return for making payments based on a fixed  interest  rate.  An interest  rate swap can also work in reverse with a portfolio  receiving payments based on a fixed interest rate and making payments based on a variable or floating  interest  rate.  In an index swap,  a portfolio receives gains or incurs losses based on the total return of a specified  index, in exchange for making  interest  payments to another  party.  An index swap can also work in reverse with a portfolio  receiving  interest payments from another party in exchange for movements in the total return of a specified  index.  In a credit  default swap, a portfolio  may transfer the  financial  risk of a credit
event  occurring  (a  bond  default,  bankruptcy,   restructuring,  etc.)  on  a
particular  security  or basket of  securities  to another  party by paying that party a periodic premium; likewise, a portfolio may assume the financial risk of a credit event  occurring on a particular  security or basket of  securities  in exchange for receiving premium payments from another party. Interest rate swaps, index swaps, and credit default swaps may be considered to be illiquid.

How the  Portfolios  use them:  We may use  interest  rate  swaps to adjust  the
Portfolios'  sensitivity  to  interest  rates or to  hedge  against  changes  in interest  rates.  Index swaps may be used to gain exposure to markets that these
Portfolios  invest in, such as the corporate bond market.  We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly  available to a Portfolio on favorable  terms. The Portfolios may enter into credit  default swaps in order to hedge against a credit event,  to enhance total  return,  or to gain  exposure  to certain  securities  or  markets.  If a
Portfolio has any financial obligation under a swap agreement, it will designate cash and liquid  assets  sufficient to cover the  obligation  and will value the designated assets daily as long as the obligation is outstanding.

                                       24

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Investment company securities
--------------------------------------------------------------------------------

Any  investments  in  investment  company  securities  will  be  limited  by the
Investment  Company  Act of 1940,  as  amended  (1940  Act) and would  involve a payment of the pro rata portion of their expenses,  including  advisory fees, of such other  investment  companies.  Under the current  1940 Act  limitations,  a portfolio  may  not:  (i)  own  more  than 3% of the  voting  stock  of  another investment  company;  (ii) invest more than 5% of a portfolio's  total assets in the shares of any one  investment  company;  or (iii)  invest more than 10% of a portfolio's  total  assets  in  shares  of  other  investment  companies.  These percentage limitations also apply to a portfolio's investment in an unregistered investment company.

How the  Portfolios  use them:  All of the  Portfolios  may invest in investment
companies   to  the  extent  that  it  helps  them  achieve   their   investment
objective(s).

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Equity linked securities
--------------------------------------------------------------------------------

Equity linked securities are privately issued derivative securities which have a return  component  based on the  performance of a single  security,  a basket of securities, or an index.

How the  Portfolios  use them: We may invest up to 10% of each  Portfolio's  net assets in equity linked  securities.  Equity linked securities may be considered illiquid and are subject to each Portfolio's  limitation on illiquid securities.
In some instances,  investments in equity linked  securities may also be subject to each Portfolio's limitation on investments in investment companies.

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Bank loans
--------------------------------------------------------------------------------

Bank loans are an interest in a loan or other  direct  indebtedness,  such as an assignment, that entitles the acquirer of such interest to payments of interest, principal,  and/or other  amounts due under the  structure of the loan and other direct  indebtedness.  In addition to being  structured  as secured or unsecured loans,  such  investments  could be  structured as novations or  assignments  or represent trade or other claims owed by a company to a supplier.

How the  Portfolios  use them: The Portfolios may invest in bank loans that meet the credit  standards  established  by the  portfolio  managers.  The  portfolio managers  perform their own independent  credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the  industry  in which the  borrower  operates,  the  nature of the  borrower's assets,  and the general  quality and  creditworthiness  of the  borrower.  Each
Portfolio may invest in bank loans in order to enhance  total return,  to affect diversification,  or to earn  additional  income.  A Portfolio will not use bank loans for reasons inconsistent with its investment objective(s).

Borrowing  from  banks:  We  may  borrow  money  as  a  temporary   measure  for
extraordinary  or emergency  purposes or to  facilitate  redemptions.  Borrowing money  could  result in the  Portfolios  being  unable to meet their  investment objectives.

Temporary defensive positions: In response to unfavorable market conditions,  we
may  make  temporary   investments   in  cash  or  cash   equivalents  or  other
high-quality,  short-term  instruments.  These investments may not be consistent with a Portfolio's investment objective(s). To the extent that a Portfolio holds such  instruments,  the  Portfolio  may be  unable  to  achieve  its  investment objective.

Portfolio  turnover:  It is  possible  that each  Portfolio's  annual  portfolio turnover  will exceed 100%. A turnover rate of 100% would occur if, for example, a Portfolio  bought and sold all of the  securities in its portfolio once in the course  of a year  or  frequently  traded  a  single  security.  A high  rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Initial public offerings (IPOs):  Under certain market  conditions,  a Portfolio may invest in  companies  at the time of their IPO.  Companies  involved in IPOs
generally   have  limited   operating   histories,   and  prospects  for  future
profitability are uncertain.  Prices of IPOs may also be unstable because of the absence of a prior  public  market,  the small  number of shares  available  for trading, and limited investor information.  IPOs may be sold within 12 months of purchase.  This may result in increased  short-term capital gains, which will be taxable to shareholders as ordinary income.

                                       25

The risks of investing in the Portfolios
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you invest in the  Portfolios  you should  carefully  evaluate the risks.  Because of the nature of the Portfolios, you should consider your investment to be a long-term  investment that typically provides  the best  results  when held for a number of  years.  The table  below describes  the  principal  risks you assume when  investing  in the  Portfolios.
Please see the SAI for a further  discussion  of these risks and other risks not discussed here.

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Market risk
--------------------------------------------------------------------------------

Market  risk is the risk that all or a majority of the  securities  in a certain market--like the stock or bond market--will  decline in value because of factors such as economic conditions, future expectations, or investor confidence.

How the Portfolios strive to manage it: The value of each Portfolio's  holdings, whether equity or fixed income in orientation,  fluctuates in response to events affecting  markets.  In  a  declining  market  environment,  the  value  of  the
Portfolios'  securities will generally  decline as well. We maintain a long-term approach and focus on securities that we believe can continue to provide returns over an extended period of time regardless of these interim market fluctuations.
Generally,  we do not try to  predict  overall  market  movements  or trade  for short-term purposes.

Each  Portfolio  may  hold a  substantial  part  of its  assets  in cash or cash equivalents as a temporary, defensive strategy.

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Industry and security risk
--------------------------------------------------------------------------------

Industry risk is the risk that the value of securities in a particular  industry will  decline  because of  changing  expectations  for the  performance  of that industry.

Security  risk is the risk  that the value of an  individual  stock or bond will decline because of changing  expectations  for the performance of the individual company issuing the stock.

How the Portfolios strive to manage them: The Portfolios  themselves are subject to these risks.  REIT  securities are  particularly  sensitive to changes in the real  estate  market.  The  Portfolios  generally  hold a  number  of  different securities  spread across various sectors.  We also follow a rigorous  selection process  before  choosing  securities  and  continually  monitor them while they remain  invested.  This  combined  with the fact  that the  Portfolios  are well diversified  over  several  assets  classes,  typically  representing  different
investment   styles,   should  help  to  reduce   industry  and  security  risk.

--------------------------------------------------------------------------------
Small company risk
--------------------------------------------------------------------------------

Small  company  risk is the risk that  prices of smaller  companies  may be more volatile  than  larger  companies  because of  limited  financial  resources  or dependence on narrow product lines.

How the Portfolios strive to manage it: The Portfolios maintain well-diversified
portfolios,   select  stocks  carefully,   and  monitor  them  continually.   In
determining  the asset  allocation  for the  Portfolios,  we will  evaluate  the current  risk and reward  potential  of  small-cap  stocks  and make  allocation decisions accordingly.

The Delaware  Aggressive  Allocation  Portfolio will generally have  significant exposure to this risk,  due to its greater  emphasis on  equities.  The Delaware
Moderate  Allocation  Portfolio  will have moderate  exposure to this risk.  The
Delaware Conservative  Allocation Portfolio will generally have less exposure to this risk due to its reduced emphasis on equity securities.

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Interest rate risk
--------------------------------------------------------------------------------

                                       26

Interest  rate  risk is the  risk  that  securities  will  decrease  in value if interest  rates rise.  The risk is  generally  associated  with bonds;  however, because smaller companies often borrow money to finance their  operations,  they may be adversely affected by rising interest rates.

How the Portfolios  strive to manage it: The Portfolios,  especially  those that invest significantly in fixed income securities, are subject to various interest rate risks depending upon their  investment  objectives and policies.  We cannot eliminate  those  risks,  but we do try to address them by  monitoring  economic conditions,  especially  interest rate trends and their potential  impact on the
Portfolios.  The Portfolios do not try to increase returns on their  investments in debt securities by predicting and aggressively  capitalizing on interest rate movements.

The Delaware  Aggressive  Allocation  Portfolio  will  generally  have  moderate exposure to this risk due to its lesser emphasis on fixed income securities. The
Delaware Moderate Allocation  Portfolio will generally have moderate exposure to this  risk.  For  the  Delaware  Conservative  Allocation  Portfolio,  this is a significant risk due to its substantial allocation to fixed income securities.

--------------------------------------------------------------------------------
Credit risk
--------------------------------------------------------------------------------

Credit  risk is the risk that a bond's  issuer  might be  unable to make  timely payments of interest and principal.

Investing in so-called  "junk" or "high  yield"  bonds  entails  greater risk of principal loss than the risk involved in investment-grade bonds.

A protracted  economic  downturn may severely  disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

How the  Portfolios  strive to manage it: Each of the  Portfolios  investing  in fixed income  securities is subject to some degree of credit risk.  This is less
substantial   for   high-quality,   government-oriented   securities   and  more
significant for securities that invest in lower quality bonds.

Our  careful,  credit-oriented  bond  selection  and  our  commitment  to hold a diversified selection of high yield bonds are designed to manage this risk.

It is likely  that  protracted  periods  of  economic  uncertainty  would  cause increased  volatility in the market  prices of high yield bonds,  an increase in the number of high yield bond  defaults,  and  corresponding  volatility  in the
Portfolio's NAV.

Our holdings of high-quality,  investment grade bonds are less subject to credit risk and may help to balance any credit problems  experienced by individual high yield bond issuers or foreign issuers.

When  selecting  dealers  with whom we would  make  interest  rate or index swap agreements,  we focus on those with  high-quality  ratings and do careful credit analysis before investing.

For the Delaware  Aggressive  Allocation  Portfolio,  this is a less significant risk due to its reduced  emphasis on fixed income  securities.  For the Delaware
Moderate Allocation Portfolio,  this is a moderate risk. Though it probably will invest in high yield fixed income securities,  these holdings may be balanced by an  allocation  to U.S.  equity  securities  or  higher-quality  bonds.  For the
Delaware  Conservative  Allocation  Portfolio,  this may be a  significant  risk because the  Portfolio  may have a  substantial  allocation  to high yield fixed income securities.

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Prepayment risk
--------------------------------------------------------------------------------

                                       27

Prepayment  risk is the risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when  interest  rates are lower than what that bond was paying.  A fund would then have to  reinvest  that money at a lower interest rate.

How the  Portfolios  strive to manage it:  Prepayment  risk can be a significant risk to fixed  income  securities  that have a large  percentage  of holdings in mortgage securities.  In order to manage this risk, when we think interest rates are low, or that rates will be declining,  we will  typically  look for mortgage securities that we believe are less likely to be prepaid. The Portfolios will be more or less subject to this risk  depending on how much they have  allocated to fixed income mortgage securities.

For the Delaware Aggressive  Allocation  Portfolio there is low exposure to this risk due to a reduced emphasis on the fixed income asset class. For the Delaware
Moderate Allocation Portfolio there is relatively low exposure to this risk, due to its balanced approach and allocation to equity  securities.  For the Delaware
Conservative  Allocation Portfolio,  this could be a significant risk due to its greater focus on the fixed income asset class.

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Futures and options risk
--------------------------------------------------------------------------------

Futures and options risk is the possibility that a fund may experience a loss if it employs an options  or  futures  strategy  related to a security  or a market index and that security or index moves in the opposite  direction  from what the
Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that the fund gains from using the strategy.

How the  Portfolios  strive to manage it: Each of the Portfolios may use options and futures for  defensive  purposes,  such as to protect gains in the portfolio without actually selling a security,  or to gain exposure to a particular market segment without purchasing individual securities in the segment.

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Foreign risk
--------------------------------------------------------------------------------

Foreign risk is the risk that foreign  securities  may be adversely  affected by political instability,  changes in currency exchange rates, inefficient markets, foreign economic conditions,  lack of information,  or inadequate regulatory and accounting standards.

How the Portfolios strive to manage it: Holding both  international and domestic securities in a  well-allocated  portfolio  may actually help to reduce  overall portfolio  risk  since  these  types  of  securities  may  experience  different performance cycles.

We attempt to reduce the risks presented by such investments by conducting world wide fundamental  research,  including country visits.  In addition,  we monitor current economic and market conditions and trends,  the political and regulatory environment,  and the value of currencies in different countries in an effort to identify  the most  attractive  countries  and  securities.  Additionally,  when currencies  appear  significantly  overvalued  compared to average real exchange rates, we may hedge exposure to those currencies for defensive purposes.

The Delaware  Aggressive  Allocation  Portfolio will generally have  significant exposure to this risk, since international holdings may range from 15% to 70% of net assets.  The Delaware  Moderate  Allocation  Portfolio  will  generally have significant  exposure to this risk, since international  holdings may range from
10% to 60% of net assets.  The Delaware  Conservative  Allocation  Portfolio has
moderate exposure to this risk because international  holdings may range from 5%
to 50% of net assets.

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Emerging markets risk
--------------------------------------------------------------------------------

                                       28

Emerging  markets  risk  is the  possibility  that  the  risks  associated  with international  investing  will  be  greater  in  emerging  markets  than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

In addition,  in many  emerging  markets  there is  substantially  less publicly available  information about issuers and the information that is available tends to be of a lesser  quality.  Economic  markets  and  structures  tend to be less mature  and  diverse  and the  securities  markets,  which are  subject  to less government  regulation or  supervision,  may also be smaller,  less liquid,  and subject to greater price volatility.

How the Portfolios  strive to manage it: We carefully select  securities  within emerging  markets and strive to consider all relevant risks  associated  with an individual  company.  We cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy,  industries,  and financial  markets,  and other relevant factors.

The Delaware Aggressive Allocation Portfolio has moderate exposure to this risk, since emerging market  holdings may range from 0% to 20% of its net assets.  The
Delaware Moderate Allocation Portfolio has moderate exposure to this risk, since emerging  market  holdings  may  range  from  0% to 15% of its net  assets.  The
Delaware Conservative Allocation Portfolio has low exposure to this risk because emerging market holdings are limited to 10% of its net assets.

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Currency risk
--------------------------------------------------------------------------------

Currency  risk is the risk that the value of a  portfolio's  investments  may be negatively  affected  by changes in foreign  currency  exchange  rates.  Adverse changes  in  exchange  rates may  reduce or  eliminate  any  gains  produced  by investments  that are  denominated  in foreign  currencies  and may increase any losses.

How the  Portfolios  strive to manage it: Each of the  Portfolios are subject to this risk and may try to hedge  currency  risk by  purchasing  foreign  currency exchange  contracts.  By agreeing to purchase or sell  foreign  securities  at a pre-set price on a future date, the Porfolios strive to protect the value of the securities they own from future changes in currency rates.

The Delaware  Aggressive  Allocation  Portfolio will generally have  significant exposure to this risk, because international  holdings may range from 15% to 70%
of its net assets.  The Delaware  Moderate  Allocation  Portfolio will generally have significant  exposure to this risk, since international  holdings may range from  10% to 60%  of  its  net  assets.  The  Delaware  Conservative  Allocation
Portfolio has moderate exposure to this risk because international  holdings may range from 5% to 50% of its net assets.

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Liquidity risk
--------------------------------------------------------------------------------

Liquidity risk is the possibility that securities  cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the  Portfolios  strive to manage it:  Each of the  Portfolio's  exposure to illiquid securities is limited to 15% of net assets.

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Zero coupon and pay-in-kind (PIK) bonds risk
--------------------------------------------------------------------------------

Zero coupon and PIK bonds are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than  interest-bearing  bonds, and to have certain tax consequences which could,  under certain  circumstances, be adverse to a portfolio.  For example, a portfolio accrues, and is required to distribute  to  shareholders,  income  on its  zero  coupon  bonds.  However,  a portfolio may not receive the cash  associated  with this income until the bonds are sold or mature.  If a portfolio  does not have  sufficient  cash to make the required distribution of accrued income, the portfolio could be required to sell other securities in its portfolio or to borrow to generate the cash required.

How the  Portfolios  strive to manage it: We may  invest in zero  coupon and PIK bonds to the extent consistent with each Portfolio's investment objective(s). We cannot  eliminate the risks of zero coupon bonds,  but we do try to address them by monitoring  economic  conditions,  especially  interest rate trends and their potential impact on the Portfolios.

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Transaction costs risk
--------------------------------------------------------------------------------

                                       29

Transaction  costs  risk is the risk  that the  costs of  buying,  selling,  and holding foreign securities,  including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

How  the  Portfolios  strive  to  manage  it:  The  Portfolios  are  subject  to transaction costs risk to the extent that their objective(s) and policies permit them to invest, and they actually do invest, in foreign securities. We strive to monitor  transaction  costs and to choose an efficient  trading strategy for the
Portfolios.

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Valuation risk
--------------------------------------------------------------------------------

A less liquid secondary market, as described above,  makes it more difficult for a portfolio to obtain  precise  valuations  of the high yield  securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities.

How the  Portfolios  strive to manage it: We will  strive to manage this risk by carefully  evaluating  individual  bonds  and by  limiting  the  amount  of each
Portfolio's  assets  that  can be  allocated  to  privately  placed  high  yield securities.

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Legislative and regulatory risk
--------------------------------------------------------------------------------

The  United  States  Congress  has,  from  time to  time,  taken  or  considered legislative  actions that could adversely affect the high yield bond market. For
example,   Congressional  legislation  has,  with  some  exceptions,   generally
prohibited  federally  insured savings and loan  institutions  from investing in high yield  securities.  Regulatory  actions  have also  affected the high yield market.  Similar  actions in the future  could reduce  liquidity  for high yield securities,  reduce the number of new high yield  securities  being issued,  and make it more difficult for a Portfolio to attain its investment objective.

How the Portfolios  strive to manage it: We monitor the status of regulatory and legislative  proposals to evaluate any possible  effects they might have on each
Portfolio.

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Derivatives risk
--------------------------------------------------------------------------------

Derivatives   risk  is  the  possibility  that  a  portfolio  may  experience  a significant  loss if it employs a  derivatives  strategy  (including  a strategy involving  swaps such as interest rate swaps,  index swaps,  and credit  default swaps)  related to a security or a securities  index and that  security or index moves in the opposite direction from what the portfolio manager had anticipated.
Another  risk  of  derivative   transactions  is  the  creditworthiness  of  the
counterparty  because the transaction  depends on the willingness and ability of the  counterparty  to fulfill  its  contractual  obligations.  Derivatives  also involve additional expenses, which could reduce any benefit or increase any loss to a portfolio from using the strategy.

How the Portfolios  strive to manage it: We will use  derivatives  for defensive purposes,  such as to protect  gains or hedge  against  potential  losses in the
Portfolios  without  actually  selling a security,  to neutralize  the impact of interest rate changes, to affect diversification,  or to earn additional income.
We will  not use  derivatives  for  reasons  inconsistent  with  our  investment objective(s).

--------------------------------------------------------------------------------
Loans and other direct indebtedness risk
--------------------------------------------------------------------------------

                                       30

Loans and other direct indebtedness risk involves the risk that a portfolio will not receive payment of principal,  interest, and other amounts due in connection with these  investments and will depend primarily on the financial  condition of the borrower.  For a portfolio of fixed income securities,  loans that are fully secured offer a portfolio more  protection  than unsecured loans in the event of non-payment of scheduled  interest or principal,  although there is no assurance that the  liquidation  of  collateral  from a secured  loan  would  satisfy  the corporate borrower's obligation, or that the collateral can be liquidated.  Some loans or claims may be in default at the time of purchase.  Certain of the loans and the other direct indebtedness  acquired by a portfolio may involve revolving credit  facilities  or other  standby  financing  commitments  which  obligate a portfolio  to  pay  additional  cash  on a  certain  date  or on  demand.  These commitments may require a portfolio to increase its investment in a company at a time when that  portfolio  might not  otherwise  decide to do so (including at a time when the company's  financial condition makes it unlikely that such amounts will be  repaid).  To the  extent  that a  portfolio  is  committed  to  advance additional  funds,  it will at all  times  hold and  maintain,  in a  segregated account,  cash or other high-grade debt  obligations in an amount  sufficient to meet such commitments.

As a portfolio  may be  required to rely upon  another  lending  institution  to collect and pass on to a portfolio  amounts payable with respect to the loan and to enforce a portfolio's rights under the loan and other direct indebtedness, an insolvency,  bankruptcy,  or reorganization of the lending institution may delay or prevent a portfolio from receiving such amounts.  The highly leveraged nature of many such loans and other direct  indebtedness  may make such loans and other direct  indebtedness  especially  vulnerable  to adverse  changes in economic or market conditions.  Investments in such loans and other direct  indebtedness may involve additional risk to a portfolio.

How the  Portfolios  strive  to manage  it:  These  risks may not be  completely eliminated,  but we  will  attempt  to  reduce  these  risks  through  portfolio diversification,  credit  analysis,  and  attention  to trends  in the  economy, industries,  and  financial  markets.  Should  we  determine  that  any of these securities are illiquid,  these would be subject to the Portfolios'  restriction on illiquid securities.

--------------------------------------------------------------------------------
Foreign government and supranational securities risk
--------------------------------------------------------------------------------

Foreign government and supranational  securities risk relate to the ability of a foreign  government or government  related issuer to make timely payments on its external debt obligations.

This  ability to make  payments  will be  strongly  influenced  by the  issuer's balance of payments,  including export performance,  its access to international credits and  investments,  fluctuations in interest rates, and the extent of its foreign reserves.

How the Portfolios strive to manage it: We are subject to this risk with respect to a  Portfolio's  debt  investments  and will  attempt  to limit  this  risk by performing  credit  analysis on the issuer of each security  purchased.  We also attempt to reduce  this risk by  limiting  the portion of net assets that may be invested in these securities.

We also compare the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets to equity or fixed income investments.

--------------------------------------------------------------------------------
High yield, high-risk foreign fixed income securities risk
--------------------------------------------------------------------------------

The economy and interest rates may affect these high yield, high-risk securities differently than they affect other securities. Prices have been found to be less sensitive  to interest  rate changes  than higher  rated  investments,  but more sensitive to adverse  economic  changes or  individual  corporate  developments.
Also,  during an economic  downturn or a substantial  period of rising  interest rates,  highly  leveraged  issuers may experience  financial  stress which would adversely  affect  their  ability  to service  principal  and  interest  payment obligations,  to  meet  projected  business  goals,  and  to  obtain  additional financing.  Changes by  recognized  rating  agencies in their rating of any such security  and in the  ability of the issuer to make  payments  of  interest  and principal  will also  ordinarily  have a more  dramatic  effect on the values of these investments than on the values of higher-rated  securities.  Consequently, these changes will affect a fund's net asset value (NAV) per share.

How the  Portfolios  strive  to manage  it:  We intend to limit the  Portfolios'
investment  in any single lower rated bond,  which can help to reduce the effect of an  individual  default  on the  Portfolios.  We also  intend  to  limit  the
Portfolios' overall holdings of bonds in this category. Such limitations may not protect  the  Portfolios  from  widespread  bond  defaults  brought  about  by a sustained  economic  downturn  or from price  declines  that might  result  from changes in the quality ratings of individual bonds.

--------------------------------------------------------------------------------
Real estate industry risk
--------------------------------------------------------------------------------

                                       31

Real estate industry risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of  availability  of mortgage funds;  overbuilding;  extended  vacancies of properties;  increases in competition,  property taxes, and operating  expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties resulting from, environmental problems;  casualty for condemnation losses; uninsured damages from floods,  earthquakes, or other natural disasters;
limitations on and variations in rents; and changes in interest rates. REITs are
subject  to   substantial   cash  flow   dependency,   defaults  by   borrowers,
self-liquidation,  and the risk of failing to qualify for tax-free  pass-through of income under the Internal  Revenue Code, as amended (Code),  or other similar statute in non-U.S. countries and/or to maintain exemptions from the 1940 Act.

How the Portfolios strive to manage it: To the extent we invest in REITs, we are subject to the risks associated with the real estate industry.  Investors should carefully consider these risks before investing in the Portfolios.

--------------------------------------------------------------------------------
Political risk
--------------------------------------------------------------------------------

Political  risk is the risk that  countries or an entire  region may  experience political  instability.  This may  cause  greater  fluctuation  in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the Portfolios strive to manage it: We evaluate the political  situations in the countries  where we invest and take into account any potential  risks before we select  securities  for a  Portfolio.  However,  there is no way to eliminate political risk when investing  internationally.  In emerging markets,  political risk is  typically  more likely to affect the  economy and share  prices than in developed markets.

--------------------------------------------------------------------------------
Information risk
--------------------------------------------------------------------------------

Information risk is the risk that foreign  companies may be subject to different accounting,  auditing,  and financial  reporting  standards than U.S. companies.
There may be less  information  available  about  foreign  issuers than domestic issuers.  Furthermore,  regulatory  oversight  of  foreign  issuers  may be less stringent or less consistently applied than in the U.S.

How the Portfolios strive to manage it: We conduct  fundamental  research on the companies that we invest in rather than relying solely on information  available through  financial  reporting.  As part of our worldwide  research  process,  we emphasize  company  visits.  We believe this will help us to better  uncover any potential weaknesses in individual companies.

--------------------------------------------------------------------------------
Inefficient market risk
--------------------------------------------------------------------------------

Inefficient  market risk is the risk that  foreign  markets may be less  liquid, have greater price  volatility,  less regulation,  and higher  transaction costs than U.S. markets.

How the Portfolios strive to manage it: We will attempt to reduce these risks by investing  in a number of  different  countries,  noting  trends in the economy, industries, and financial markets.

Disclosure of portfolio holdings information
A description of the  Portfolios'  policies and  procedures  with respect to the
disclosure  of  the  Portfolios'   securities   holdings  is  available  in  the
Portfolios' SAI.

                                       32

Who manages the Portfolios

Investment manager

The Portfolios are managed by Delaware Management Company (Manager), a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc.  The Manager  makes  investment  decisions  for the  Portfolios, manages the  Portfolios'  business  affairs,  and provides daily  administrative services.  Prior to September 24, 2008,  the  Portfolios  invested  primarily in other  Delaware  Investments(R)Funds  and the Manager  managed each  Portfolio's assets by  allocating  them  among  various  Delaware  Investments(R)Funds.  The management  services provided through September 23, 2008 included monitoring the
Delaware  Investments(R)Funds  in order to determine whether they were investing their assets in a manner that was consistent with the asset classes targeted for investment by each Portfolio.  The Manager also oversaw the  Portfolios'  direct investment in securities, managed the Portfolios' business affairs, and provided daily  administrative  services.  For its  services,  the  Manager  was  paid an aggregate fee, net of waivers,  of 0.06%,  0.09%, and 0.05% of average daily net assets  during  the last  fiscal  year for the  Delaware  Aggressive  Allocation
Portfolio,  Delaware Moderate Allocation  Portfolio,  and Delaware  Conservative
Allocation  Portfolio,  respectively.  In  connection  with  the  Restructuring, effective  September 24, 2008, for its services to the  Portfolios,  the Manager will be paid an  aggregate  fee,  net of waivers,  of 0.65% of each  Portfolio's average  daily net assets for net  assets up to $500  million;  0.60% of average daily net assets for net assets  between $500  million and $1 billion;  0.55% of average  daily net assets for assets  between $1 billion and $2.5  billion;  and
0.50% of average daily net assets for net assets above $2.5 billion.

A discussion of the basis for the Board's approval of the Portfolios' investment advisory contract is available in the Portfolios'  annual report to shareholders for the period ended September 30, 2007.

Portfolio managers

Portfolio managers

Michael J. Hogan assumed primary responsibility for making day-to-day investment decisions for the Portfolios in June 2007. When making investment  decisions for each  Portfolio,  Mr. Hogan  regularly  consults with Paul Grillo,  Sharon Hill,
Francis X. Morris,  and Babak Zenouzi.  The portfolio  managers also rely on the
Advisor's Core, Growth, Value, International, Emerging Markets, and Fixed Income
Investment teams.

Michael J. Hogan, CFA
Executive  Vice  President,   Chief  Investment  Officer,  and  Head  of  Equity
Investments
Michael J.  Hogan  joined  Delaware  Investments  in April  2007 to lead  equity investments,  which comprises eight in-house  investment teams. Prior to joining the firm, he spent 11 years at SEI,  most recently as the managing  director and global  head of equity  for the past  three  years.  SEI's  Global  Equity  team comprised  more than 20 investment  professionals  across four countries and was responsible  for a wide  range of equity  mandates.  Hogan  also led SEI's  U.S.
Equity team, was the director for the Non-U.S.  Equity team, and was a portfolio strategist  on the  Global  Asset  Allocation  team.  He  worked  at  PNC  Asset
Management  for  seven  years as a  senior  economist  and  then as a  portfolio
strategist.   Hogan  started  his  career  at  Wharton  Econometric  Forecasting
Associates.  He  graduated  from the  University  of Delaware  with a bachelor's degree  and a  master's  degree  in  economics,  and he is a  member  of the CFA
Institute and the CFA Society of Philadelphia.

Paul Grillo, CFA
Senior Vice President, Senior Portfolio Manager
Paul Grillo is a member of the firm's taxable fixed income portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  He  joined  Delaware  Investments  in 1992,  and also  serves  as a mortgage-backed and asset-backed securities analyst.  Previously, he served as a mortgage  strategist  and trader at  Dreyfus  Corporation.  He also  worked as a mortgage  strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor's degree in business management from North Carolina State  University and an MBA with a concentration in finance from Pace University.

Sharon Hill, Ph.D.
Senior Vice President, Head of Equity Quantitative Research and Analytics
Sharon Hill, Ph.D., is head of equity quantitative  research and analytics.  She began her  career at  Delaware  Investments  as a senior  programmer/analyst  of investment systems within the IT department,  and then moved to the equity group as a quantitative analyst before assuming her current position. Prior to joining the firm in 2000,  she worked as a university  professor,  and as a fixed income financial software developer for Bloomberg.  Dr. Hill holds a bachelor's degree, with honors,  in  mathematics  from the City  University of New York at Brooklyn
College  as  well as a  master's  degree  and  Ph.D.  in  mathematics  from  the
University of  Connecticut.  Dr. Hill's  academic  publications  include work on water waves and complex spring systems.

Francis X. Morris

                                       33

Senior Vice President, Chief Investment Officer - Core Equity
Francis X. Morris joined Delaware Investments in 1997 and is currently the chief investment  officer  for Core  Equity  investments.  Prior to joining  the firm,
Morris  served as vice  president  and director of equity  research at PNC Asset
Management. He received a bachelor's degree from Providence College and holds an
MBA from Widener  University.  Morris is a past  president of The CFA Society of
Philadelphia and is a member of the CFA Institute.  In addition,  he is a former officer of the National Association of Petroleum Investment Analysts.

Babak (Bob) Zenouzi
Senior Vice President, Senior Portfolio Manager
Bob  Zenouzi is the lead  manager  for the  domestic  and global  REIT effort at
Delaware   Investments,   which  includes  the  team,   its  process,   and  its
institutional  and retail products,  which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the  firm's  global  REIT  product.  Additionally,  he serves as lead  portfolio manager for the firm's  Dividend Income  products,  which he helped to create in the 1990s. He rejoined Delaware  Investments in May 2006. In his first term with the firm, he spent seven years as an analyst and portfolio  manager,  leaving in
1999 to work at Chartwell Investment Partners,  where from 1999 to 2006 he was a partner and senior portfolio  manager on Chartwell's  Small-Cap Value portfolio.
He began his career with The Boston Company,  where he held several positions in accounting and financial  analysis.  Zenouzi earned a master's degree in finance from Boston College and a bachelor's degree from Babson College.  He is a member of the National  Association of Real Estate Investment Trusts and the Urban Land
Institute.

The SAI for the Portfolios provides  additional  information about the portfolio managers'  compensation,  other accounts managed by the portfolio managers,  and the portfolio managers' ownership of Portfolio shares.

Manager of managers structure
The Portfolios and the Manager have received an exemptive  order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval  of  the  Board,  to  appoint  and  replace  sub-advisors,  enter  into
sub-advisory  agreements,   and  materially  amend  and  terminate  sub-advisory
agreements on behalf of a Portfolio  without  shareholder  approval  (Manager of
Managers  Structure).  Under the Manager of Managers Structure,  the Manager has
ultimate  responsibility,  subject to oversight by the  Portfolios'  Board,  for overseeing the  Portfolios'  sub-advisors  and  recommending  to the Board their hiring,  termination,  or  replacement.  The SEC  order  does  not  apply to any sub-advisor  that is affiliated  with the  Portfolios or the Manager.  While the
Manager does not currently expect to use the Manager of Managers  Structure with respect to the  Portfolios,  the Manager  may, in the future,  recommend  to the
Portfolios'  Board the  establishment  of the Manager of Managers  Structure  by recommending  the hiring of one or more  sub-advisors to manage all or a portion of a Portfolio's assets.

The Manager of Managers Structure enables the Portfolios to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall  management  and advisory fees payable by the Portfolios without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       34

Who's who?

This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R)FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    The Bank of New York Mellon
2005 Market Street                                                                             One Mellon Center,
Philadelphia, PA 19103-7094                                  The Portfolios                    Pittsburgh, PA 15258

                                   Distributor                             Service agent
                                   Delaware Distributors, L.P.             Delaware Service Company, Inc.
                                   2005 Market Street                      2005 Market Street
                                   Philadelphia, PA 19103-7094             Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055

Portfolio managers
(see page 33 for details)

                               Financial advisors

                                  Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's  investment  manager and  distributor.  However,  the Portfolios  rely on certain  exemptive rules adopted by the SEC that require their board of trustees to be comprised of a majority of such independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary  wholesaler Pursuant to a contractual  arrangement with a fund's distributor, a financial intermediary wholesaler is primarily responsible for  promoting  the  sale  of  fund  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

                                       35

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and disburse  dividends,  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       36

About your account

Investing in the Portfolios
You can choose from a number of share  classes  for a  Portfolio.  Because  each share  class has a  different  combination  of sales  charges,  fees,  and other features,  you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may  qualify  for other  reduced  sales  charges,  and,  under  certain circumstances,  the sales  charge may be waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30%  (currently  limited to 0.25%) of average daily net assets,  which is lower  than the 12b-1  fees for Class B,  Class C, and Class R shares.  See
     "Dealer compensation" below for further information.

o    Class A shares  generally are not subject to a CDSC,  except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current  NAV, the percentage rate of sales charge, and rounding.

---------------------------------------------------------------------------------------------------------------------------
         Amount of purchase         Sales charge as % of offering price      Sales charge as % of net amount invested
---------------------------------------------------------------------------------------------------------------------------
  Less than $50,000                                 5.75%                                      6.54%
---------------------------------------------------------------------------------------------------------------------------
  $50,000 but less than $100,000                    4.75%                                      5.41%
---------------------------------------------------------------------------------------------------------------------------
  $100,000 but less than $250,000                   3.75%                                      4.31%
---------------------------------------------------------------------------------------------------------------------------
  $250,000 but less than $500,000                   2.50%                                      3.00%
---------------------------------------------------------------------------------------------------------------------------
  $500,000 but less than $1 million                 2.00%                                      2.44%
---------------------------------------------------------------------------------------------------------------------------
  $1 million or more                                None*                                      None*
---------------------------------------------------------------------------------------------------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you  redeem  these  shares  within  the first  year  after your purchase,  and 0.50% if you redeem  them within the second  year,  unless a specific waiver of the Limited CDSC applies.  The Limited CDSC will be paid to the  Distributor  and will be assessed on an amount  equal to the lesser of:  (1) the NAV at the  time  of  purchase  of the  Class A  shares  being redeemed  or (2) the NAV of such Class A shares at the time of  redemption.
     For purposes of this formula, the "NAV at the time of purchase" will be the
     NAV at  purchase  of the  Class A shares  even if those  shares  are  later exchanged  for shares of another  Delaware  Investments(R)Fund  and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption"  will be the NAV of the shares acquired in the exchange.  In determining  whether a Limited  CDSC is  payable,  it will be assumed  that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation"
     below for a description of the dealer commission that is paid.

                                       37

CLASS B
As of May 31, 2007,  no new or  subsequent  investments,  including  investments through  automatic  investment plans and by qualified  retirement plans (such as
401(k) plans,  403(b) plans, or 457 plans), are allowed in Class B shares of the
Portfolios,  except  through a  reinvestment  of dividends  or capital  gains or permitted  exchanges.  Existing  shareholders  of Class B shares may continue to hold their Class B shares,  reinvest dividends into Class B shares, and exchange their Class B shares of one  Delaware  Investments(R)Fund  for Class B shares of another Fund, as permitted by existing  exchange  privileges.  Existing  Class B shareholders wishing to make subsequent purchases in the Portfolios' shares will be  permitted  to invest in other  classes of the Fund,  subject to that  class'
pricing structure and eligibility requirements, if any.

For Class B shares  outstanding  as of May 31, 2007 and Class B shares  acquired upon  reinvestment of dividends or capital gains, all Class B share  attributes, including the CDSC schedules,  conversion to Class A schedule,  and distribution and service  (12b-1)  fees,  will  continue in their  current form. In addition, because the Portfolios' or their  Distributor's  ability to assess certain sales charges and fees is dependent on the sale of new shares,  the termination of new purchases  of Class B shares could  ultimately  lead to the  elimination  and/or reduction  of such sales  charges and fees.  The  Portfolios  may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees.  You will be notified  via a  Prospectus  supplement  if there are any changes to any attributes, sales charges, or fees.

     o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Portfolio. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

     o    If you redeem Class B shares during the first year after you buy them, the  shares  will be  subject  to a CDSC of  4.00%.  The CDSC is 3.25%
          during the second year,  2.75% during the third year, 2.25% during the
          fourth  and  fifth  years,   1.50%  during  the  sixth  year,  and  0%
          thereafter.

     o    In  determining  whether the CDSC applies to a  redemption  of Class B shares,  it will be assumed  that  shares held for more than six years
          are  redeemed  first,   followed  by  shares   acquired   through  the
          reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the
          CDSC is determined,  please see  "Calculation  of contingent  deferred sales charges -- Class B and Class C" below.

     o    Under  certain  circumstances,  the CDSC  may be  waived;  please  see
          "Waivers  of  contingent  deferred  sales  charges"  below for further information.

     o    For approximately  eight years after you buy your Class B shares, they are  subject to an annual  12b-1 fee no greater  than 1.00% of average daily  net  assets  (of  which  0.25% are  service  fees)  paid to the
          Distributor, dealers, or others for providing services and maintaining shareholder accounts.

     o    Because of the higher 12b-1 fees,  Class B shares have higher expenses and any  dividends  paid on these  shares  are  generally  lower  than dividends on Class A and Class R shares.

     o    Approximately   eight  years  after  you  buy  them,  Class  B  shares
          automatically  convert  to Class A shares  with a 12b-1 fee of no more than 0.30% (currently limited to 0.25%).  Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

CLASS C

     o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Portfolio. However, you will pay a CDSC of 1.00% if you  redeem  your  shares  within 12 months  after you buy them.

     o    In  determining  whether the CDSC applies to a  redemption  of Class C shares,  it will be assumed  that  shares held for more than 12 months
          are  redeemed  first,   followed  by  shares   acquired   through  the
          reinvestment of dividends or distributions, and finally by shares held for 12  months or less.  For  further  information  on how the CDSC is determined,  please see  "Calculation  of  contingent  deferred  sales charges - Class B and Class C" below.

     o    Under  certain  circumstances,  the CDSC  may be  waived;  please  see
          "Waivers  of  contingent  deferred  sales  charges"  below for further information.

                                       38

     o    Class C shares  are  subject to an annual  12b-1 fee no  greater  than
          1.00% of average  daily net assets (of which 0.25% are  service  fees)
          paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

     o    Because of the higher 12b-1 fees,  Class C shares have higher expenses and any  dividends  paid on these  shares  are  generally  lower  than dividends on Class A and Class R shares.

     o    Unlike Class B shares, Class C shares do not automatically  convert to another class.

     o    You may purchase  only up to  $1,000,000  of Class C shares at any one time. Orders that exceed  $1,000,000 will be rejected.  The limitation on maximum purchases varies for retirement plans.

CLASS R

     o    Class R shares have no up-front  sales  charge,  so the full amount of your  purchase  is  invested  in a  Portfolio.  Class R shares are not subject to a CDSC.

     o    Class R shares  are  subject to an annual  12b-1 fee no  greater  than
          0.60%  (currently  limited to 0.50%) of average  daily net assets, which is lower than the 12b-1 fees for Class B and Class C shares.

     o    Because of the higher 12b-1 fee,  Class R shares have higher  expenses and any  dividends  paid on these  shares  are  generally  lower  than dividends on Class A shares.

     o    Unlike Class B shares, Class R shares do not automatically  convert to another class.

     o    Class R shares  generally  are  available  only to: (i)  qualified and non-qualified plan shareholders covering multiple employees (including
          401(k),  401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified  deferred  compensation  plans) with assets (at the time shares are  considered  for purchase) of $10 million or less; and (ii)
          individual  retirement  account (IRA)  rollovers  from plans that were
          previously   maintained   on  the  Delaware   Investments(R)retirement
          recordkeeping  system or BISYS's retirement  recordkeeping system that are offering Class R shares to participants.

Except as noted above,  no other IRAs are eligible for Class R shares (e.g.,  no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs,  etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Portfolio has adopted a separate  12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges - Class B and Class C
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time the shares being  redeemed were purchased or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class B shares or Class C shares of a  Portfolio,  even if those  shares  are later exchanged for shares of another Delaware Investments(R)Fund.  In the event of an exchange of the shares, the "NAV of such shares at the time of redemption"
will be the NAV of the shares that were acquired in the exchange.

Dealer compensation
The financial advisor that sells you shares of the Portfolios may be eligible to receive  the  following  amounts  as  compensation  for your  investment  in the
Portfolios.  These amounts are paid by the Distributor to the securities  dealer

                                       39

with whom your financial advisor is associated.

------------------------------------ ------------ ------------- ---------- -----------
                                       Class A(1)    Class B(2) Class C(3) Class R(4)
------------------------------------ ------------ ------------- ---------- -----------
Commission (%)                             -           4.00%       1.00%        -
------------------------------------ ------------ ------------- ---------- -----------
Investment less than $50,000             5.00%           -           -          -
------------------------------------ ------------ ------------- ---------- -----------
$50,000 but less than $100,000           4.00%           -           -          -
------------------------------------ ------------ ------------- ---------- -----------
$100,000 but less than $250,000          3.00%           -           -          -
------------------------------------ ------------ ------------- ---------- -----------
$250,000 but less than $500,000          2.00%           -           -          -
------------------------------------ ------------ ------------- ---------- -----------
$500,000 but less than $1,000,000        1.60%           -           -          -
------------------------------------ ------------ ------------- ---------- -----------
$1,000,000 but less than $5,000,000      1.00%           -           -          -
------------------------------------ ------------ ------------- ---------- -----------
$5,000,000 but less than $25,000,000     0.50%           -           -          -
------------------------------------ ------------ ------------- ---------- -----------
$25,000,000 or more                      0.25%           -           -          -
------------------------------------ ------------ ------------- ---------- -----------
12b-1 Fee to Dealer                      0.30%         0.25%       1.00%      0.60%
------------------------------------ ------------ ------------- ---------- -----------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you  invested.  Your  securities  dealer may be  eligible  to receive up to
     0.30%  of the  12b-1  fee  applicable  to Class A  shares.  However,  the
     Distributor has contracted to limit this amount to 0.25% from February 1,
     2008 through January 31, 2009.
(2)  On sales of Class B shares,  the Distributor may pay your securities dealer an  up-front  commission  of  4.00%.  Your  securities  dealer  also may be eligible  to  receive a 12b-1  service  fee of up to 0.25% from the date of purchase.  After  approximately  eight years, Class B shares  automatically convert to Class A shares and  dealers  may then be eligible to receive the
     0.30% 12b-1 fee applicable to Class A.
(3)  On sales of Class C shares,  the Distributor may pay your securities dealer an up-front  commission  of 1.00%.  The up front  commission  includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12  months,  the  Distributor  retains  the full  1.00%  12b-1 fee to partially offset the up-front  commission and the prepaid 0.25% service fee advanced  at the  time  of  purchase.  Starting  in the  13th  month,  your securities  dealer  may be  eligible  to receive  the full 1.00%  12b-1 fee applicable to Class C.  Alternatively,  certain  intermediaries  may not be eligible to receive the up-front  commission of 1.00%,  but may receive the
     12b-1 fee for Class C shares from the date of purchase.
(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this  amount to 0.50% from  February  1, 2008  through
     January 31, 2009. Your securities dealer may be eligible to receive a 12b-1 fee of up to  0.60%  from  the  date of  purchase,  although  this  rate is currently 0.50%.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Portfolios) to certain  affiliated or unaffiliated  brokers,  dealers,  or other financial intermediaries (Financial  Intermediaries) in connection with the sale or  retention  of  Portfolio  shares  and/or  shareholder  servicing,  including providing  the  Portfolios  with  "shelf  space"  or a higher  profile  with the
Financial Intermediary's consultants, sales persons, and customers (distribution assistance).  The level of payments made to a qualifying Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable  laws and  regulations,  the Distributor may pay, or allow its affiliates  to pay,  other  promotional  incentives  or  payments  to  Financial
Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it

                                       40

receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of a Portfolio's shares.

For more information, please see the Portfolios' SAI.

                                       41

How to reduce your sales charge

We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Portfolios in order to qualify for a reduction in sales charges.  Such  information may include your Delaware  Investments(R)Funds holdings in any other account,  including retirement accounts held indirectly or through an  intermediary,  and the names of qualifying  family members and their holdings.  Class R shares have no up-front  sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

---------------------- -------------------------------- ---------------------------------------------------------------------
         Program       How it works                                                 Share class
                                                                A                 B                            C
---------------------- -------------------------------- ---------------------------------------------------------------------
Letter of intent       Through a letter of intent,            X                                      Although the letter of
                       you agree to invest a                           Not available.                intent and rights of
                       certain amount in Delaware                                                    accumulation do not
                       Investments(R)Funds (except                                                    apply to the purchase
                       money market funds with no                                                    of Class C shares, you
                       sales charge), over a                                                         can combine your
                       13-month period to qualify                                                    purchase of Class A
                       for reduced front-end sales                                                   shares with your
                       charges.                                                                      purchase of Class C
                                                                                                     shares to fulfill your
                                                                                                     letter of intent or
                                                                                                     qualify for rights of
                                                                                                     accumulation.
---------------------- -------------------------------- -------------- -----------------------------
Rights of accumulation You can combine your                   X        Although the rights of
                       holdings or purchases of all                    accumulation do not apply
                       Delaware Investments(R)Funds                     to Class B shares acquired
                       (except money market funds                      upon reinvestment of
                       with no sales charge) as                        dividends or capital gains,
                       well as the holdings and                        you can combine the value
                       purchases of your spouse and                    of your Class B shares
                       children under 21 to qualify                    purchased on or before May
                       for reduced front-end sales                     31, 2007 with your purchase
                       charges.                                        of Class A shares to
                                                                       qualify for rights of
                                                                       accumulation.
---------------------- -------------------------------- -------------- ----------------------------- ------------------------
Reinvestment of        Up to 12 months after you        For Class      Not available.                Not available.
redeemed shares        redeem shares, you can           A, you
                       reinvest the proceeds            will not
                       without paying a sales           have to
                       charge.                          pay an
                                                        additional
                                                        front-end
                                                        sales
                                                        charge.
---------------------- -------------------------------- -------------- ----------------------------- ------------------------
SIMPLE/IRA, SEP/IRA,   These investment plans may             X        There is no reduction in sales charges for Class B
SAR/SEP, Profit        qualify for reduced sales                       or Class C shares for group purchases by retirement
Sharing, Pension,      charges by combining the                        plans.
401(k), SIMPLE 401(k), purchases of all members of
403(b)(7), and 457     the group.  Members of these
Retirement Plans       groups may also qualify to
                       purchase shares without a
                       front-end sales charge and
                       may qualify for a waiver of
                       any CDSCs on Class A shares.
---------------------- -------------------------------- -------------- ------------------------------------------------------

                                       42

Buying Class A shares at Net Asset Value

Class A shares of a  Portfolio  may be  purchased  at NAV  under  the  following circumstances,  provided that you notify the Portfolio in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)dividend  reinvestment plan and,  under  certain  circumstances,  the exchange  privilege  and the
     12-month reinvestment privilege.

o    Purchases  by: (i) current  and former  officers,  Trustees/Directors,  and employees of any Delaware  Investments(R)  Fund, the Manager, or any of the
     Manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)
     registered representatives and employees of broker/dealers who have entered into dealer's  agreements with the  Distributor.  At the discretion of such persons,  their family members (regardless of age) and any employee benefit
     plan   established  by  any  of  the  foregoing   entities,   counsel,   or
     broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware  Investments(R)Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R)Funds.

o    Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases  for  the  benefit  of  the  clients  of  brokers,  dealers,  and registered  investment  advisors if such  brokers,  dealers,  or investment advisors  have  entered into an agreement  with the  Distributor  providing specifically  for the purchase of Class A shares in connection with special investment  products,  such as wrap accounts or similar fee-based programs.
     Investors  may be  charged  a fee when  effecting  transactions  in Class A shares  through a broker or agent  that  offers  these  special  investment products.

o    Purchases by  financial  institutions  investing  for the accounts of their trust  customers  if they  are  not  eligible  to  purchase  shares  of the
     Institutional Class of a Portfolio, if applicable.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan  repayments  made to a  Portfolio  account  in  connection  with loans originated from accounts previously maintained by another investment firm.

                                       43

Waivers of contingent deferred sales charges

The   Portfolios'   applicable   CDSCs  may  be  waived   under  the   following
circumstances:

--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                                                                                          Share Class
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                        Category                                     A*                        B                          C
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions in accordance with a systematic withdrawal               X                         X                          X
plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the systematic
withdrawal plan was established or modified.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions that result from a Portfolio's right to                  X                         X                          X
liquidate a shareholder's account if the aggregate NAV
of the shares held in the account is less than the
then-effective minimum account size.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions to participants or beneficiaries from a                X                   Not available.            Not available.
retirement plan qualified under Section 401(a) of the
Internal Revenue Code of 1986, as amended (the Code).
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions pursuant to the direction of a participant               X                   Not available.            Not available.
or beneficiary of a retirement plan qualified under
Section 401(a) of the Code with respect to that
retirement plan.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Periodic distributions from an individual retirement                 X                         X                          X
account (i.e., traditional IRA, Roth IRA, SIMPLE IRA,
SEP, SARSEP, Coverdell ESA) or a qualified plan**
(401(k), SIMPLE 401(k), Profit Sharing, Money Purchase,
403(b)(7), and 457 Retirement Plans) not subject to a
penalty under Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan as described in Treas. Reg.
ss.1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the
Code.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Returns of excess contributions due to any regulatory                X                         X                          X
limit from an individual retirement account (i.e.,
traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP,
Coverdell ESA) or a qualified plan** (401(k), SIMPLE
401(k), Profit Sharing, Money Purchase, 403(b)(7), and
457 Retirement Plans).
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions by other employee benefit plans to pay                 X                   Not available.            Not available.
benefits.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Systematic withdrawals from a retirement account or                  X                         X                          X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Treas. Reg.
ss.1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the
Code.  The systematic withdrawal may be pursuant to
Delaware Investments(R)Funds' systematic withdrawal plan
or a systematic withdrawal permitted by the Code.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------

                                       44

------------------------------------------------------------------------------------------------------------------------------------
Distributions from an account of a redemption resulting              X                         X                          X
from the death or disability (as defined in Section
72(t)(2)(A) of the Code) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------

Redemptions by certain legacy retirement assets that                 X                   Not available.                   X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions by the classes of shareholders who are                   X                   Not available.            Not available.
permitted to purchase shares at NAV, regardless of the
size of the purchase.  See "Buying Class A shares at
net asset value" above.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain any records that substantiate these costs because the Portfolios, their transfer agent, and financial  intermediaries may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge on the Delaware  Investments(R)Funds'  Web site at
www.delawareinvestments.com.  Additional  information  on sales  charges  can be found in the Portfolios' SAI, which is available upon request.

                                       45

About your account (continued)

How to buy shares

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

By mail

Complete an  investment  slip and mail it with your check,  made  payable to the
Portfolio  and class of shares you wish to  purchase,  to Delaware  Investments,
P.O. Box 219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City,
MO 64105 for  investments  by overnight  courier  service.  If you are making an initial  purchase by mail, you must include a completed  investment  application
(or an appropriate  retirement plan  application if you are opening a retirement account) with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, bank account number 8900403748.  Include your account number and the name of the  Portfolio  and class of shares in which you want to invest.  If you are making an initial  purchase by wire,  you must first call us at 800 523-1918 so we can assign you an account number.

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase  is $250  and you can make  additional investments  of $25 or more,  if you are  buying  shares  in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or
through  an  Automatic  Investing  Plan.  The  minimum  initial  purchase  for a
Coverdell Education Savings Account (formerly,  an "Education IRA") is $500. The minimums  vary for  retirement  plans other than IRAs,  Roth IRAs,  or Coverdell
Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern time,  you will pay that day's closing share price,  which is based on a
Portfolio's NAV. If your order is received after the close of regular trading on the NYSE,  you will pay the next business day's price. A business day is any day that the NYSE is open for  business  (Business  Day).  We  reserve  the right to reject any purchase order.

                                       46

About your account (continued)

How to buy shares (continued)

We determine  the NAV per share for each class of the  Portfolio at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the  Portfolios is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the  resulting  number by the number of shares  outstanding  for that class.  We generally  price  securities  and other assets for which market  quotations are readily available at their market value.
For a Portfolio that invests primarily in foreign securities, the NAV may change on days when the  shareholder  will not be able to purchase or redeem  Portfolio shares. We price fixed income securities on the basis of valuations  provided to us by an independent pricing service that uses methods approved by the Board. We price  fixed  income  securities  that have a  maturity  of less than 60 days at amortized cost, which  approximates  market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation
When a Portfolio uses fair value  pricing,  it may take into account any factors
it  deems  appropriate.   A  Portfolio  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S.  futures  markets),  and/or U.S. sector or broader stock market  indices.  The price of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective  judgments and it is possible that the fair value  determined  for a security is  materially  different  than the value that could be realized upon the sale of that security.

The  Portfolios  anticipate  using fair value pricing for  securities  primarily traded on U.S.  exchanges  only under very  limited  circumstances,  such as the early  closing of the  exchange on which a security is traded or  suspension  of trading  in the  security.  The  Portfolios  may use  fair  value  pricing  more frequently for securities  traded primarily in non-U.S.  markets because,  among other things,  most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility  that significant  events,  including broad market moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   the  Portfolios'  Board  has  delegated
responsibility for valuing each Portfolio's assets to a Pricing Committee of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans

In addition  to being an  appropriate  investment  for your IRA,  Roth IRA,  and
Coverdell  Education  Savings Account,  shares in the Portfolios may be suitable for group  retirement  plans. You may establish your IRA account even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how shares in the  Portfolios can play an important role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call our Shareholder Service Center at 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your household, we send your household one copy of the Portfolios' Prospectus and annual and semiannual  reports  unless you opt otherwise.  This will help us reduce the printing and mailing expenses associated with the Portfolios. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       47

How to redeem shares

Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to a Portfolio). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  redemptions by overnight  courier  service.  All owners of the account must sign the request.  For  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business Day. We will deduct any  applicable  CDSCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any  increase in the value of your  shares.  You also will not pay the charge on any  shares  acquired  by  reinvesting  dividends  or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a CDSC at the time of the  exchange.  If you later redeem those  shares, the  purchase  price for purposes of the CDSC formula will be the price you paid for the  original  shares,  not the exchange  price.  The  redemption  price for purposes  of  this  formula  will  be the NAV of the  shares  you  are  actually redeeming.

                                       48

Account minimums

If you redeem shares and your account  balance falls below the required  account minimum of $1,000 ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act, and
Uniform Transfers to Minors Act accounts,  or accounts with automatic  investing plans,  and $500 for  Coverdell  Education  Savings  Accounts) for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account does not reach the minimum  balance,  a Portfolio  may redeem your  account  after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic investing plan
The  automatic  investing  plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct deposit
With  direct  deposit,  you can  make  additional  investments  through  payroll deductions,  recurring government or private payments,  such as Social Security, or direct transfers from your bank account.

Electronic delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other portfolio materials online, in a secure internet environment at any time, from anywhere.

Online account access
Online   account   access  is  a  password   protected   area  of  the  Delaware
Investments(R)Funds'  Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option
With the systematic exchange option, you can arrange automatic monthly exchanges between  your  shares in one or more  Delaware  Investments(R)Funds.  Systematic exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan
Through  our  dividend  reinvestment  plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  dividend
reinvestment  plan are not  subject to a  front-end  sales  charge or to a CDSC.
Under most  circumstances,  you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another  Delaware  Investments(R)Fund  without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund that does not have a sales  charge,  or from  Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When  exchanging  Class B and Class C shares  of one fund for the same  class of shares in other  funds,  your new shares will be subject to the same CDSC as the shares  you  originally  purchased.  The  holding  period for the CDSC will also remain the same,  with the amount of time you held your  original  shares  being credited  toward the  holding  period of your new  shares.  You do not pay sales charges on shares that you acquired through the  reinvestment of dividends.  You may  have to pay  taxes on your  exchange.  When you  exchange  shares,  you are purchasing  shares in  another  fund so you  should be sure to get a copy of the fund's  prospectus  and  read it  carefully  before  buying  shares  through  an exchange.  We may refuse the purchase  side of any  exchange  request if, in the
Manager's  judgment,  a  Portfolio  would be  unable to  invest  effectively  in accordance  with its  investment  objective(s)  and policies or would  otherwise potentially be adversely affected.

On demand service
Through the on demand service,  you or your financial advisor may transfer money between your Portfolio account and your  predesignated bank account by telephone request.  This service is not available for retirement plans. There is a minimum transfer of $25 and a maximum  transfer of $100,000,  except for purchases  into
IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

                                       49

Direct deposit service
Through the direct  deposit  service,  you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not  charge a fee for this  service;  however,  your bank may assess  one.  This service is not available for retirement plans.

Systematic withdrawal plan
Through our systematic  withdrawal  plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through the direct deposit service.

The  applicable  Limited  CDSC for Class A shares and the CDSC for Class B and C shares  redeemed via a systematic  withdrawal  plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the Plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  systematic  withdrawal plan is  established,  all  redemptions  under the plan will be  subject  to the applicable CDSC,  including an assessment for previously  redeemed amounts under the plan.

Frequent trading of Portfolio shares
Each  Portfolio  discourages  purchases  by market  timers and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market timers may be rejected.  The Portfolios'  Board has adopted  policies and procedures designed to detect,  deter, and prevent trading activity  detrimental to the Portfolios and their shareholders,  such as market timing. The Portfolios will  consider  anyone who  follows a pattern of market  timing in any  Delaware
Investments(R)  Fund or the  Optimum  Fund  Trust to be a market  timer  and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market timing has occurred,  a Portfolio  will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares  through the exchange  privilege.  Each  Portfolio  reserves the right to consider other trading patterns to be market timing.

Your ability to use a Portfolio's  exchange  privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange  order.  Each Portfolio  reserves the right to restrict or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of a Portfolio's  market timing policy are not necessarily deemed accepted by a Portfolio and may be rejected by a Portfolio on the next Business Day following receipt by a Portfolio.

Redemptions  will  continue to be permitted in accordance  with the  Portfolios'
current  Prospectus.  A redemption of shares under these  circumstances could be costly to a shareholder if, for example,  the shares have declined in value, the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of
Portfolio shares and avoid frequent trading in Portfolio shares.

Each  Portfolio  reserves the right to modify this  policy,  at any time without notice, including modifications to the Portfolios' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation  of this  policy  involves  judgments  that  are  inherently  subjective  and may be selectively  applied,  we seek to  make  judgments  and  applications  that  are consistent  with the interests of the  Portfolios'  shareholders.  While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the  Portfolios'  market timing  policy does not require the  Portfolios to take action in response to frequent  trading  activity.  If a Portfolio elects not to take any action in response to frequent trading,  such frequent trading activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders  that  engage  in  rapid  purchases  and  sales or  exchanges  of a
Portfolio's  shares  dilute the value of shares held by long-term  shareholders.
Volatility  resulting  from  excessive  purchases  and  sales  or  exchanges  of
Portfolio  shares,  especially  involving  large  dollar

                                       50

amounts, may disrupt efficient portfolio management.  In particular, a Portfolio may have difficulty  implementing its long-term  investment  strategies if it is forced  to  maintain  a  higher  level  of its  assets  in cash  to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges of a Portfolio's  shares may also force a Portfolio to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity. This could adversely affect a Portfolio's performance if, for example, a Portfolio incurs increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally,  4:00 p.m. Eastern time).  Developments that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction  monitoring  procedures Each Portfolio,  through its transfer agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Portfolio shares.  This monitoring  process involves several factors, which include  scrutinizing  transactions in Portfolio  shares for violations of the  Portfolios'  market  timing  policy  or other  patterns  of  short-term  or excessive trading. For purposes of these transaction monitoring procedures,  the
Portfolios  may  consider  trading  activity by multiple  accounts  under common ownership,  control,  or  influence  to be trading by a single  entity.  Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange, asset  allocation,  or  dollar  cost  averaging  programs,  or  omnibus  account arrangements.

Omnibus account  arrangements are common forms of holding shares of a Portfolio, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of  retirement  plans and  variable  insurance  products.  A
Portfolio will attempt to have financial  intermediaries  apply the  Portfolio's
monitoring   procedures  to  these  omnibus   accounts  and  to  the  individual
participants  in  such  accounts.  However,  to  the  extent  that  a  financial intermediary is not able or willing to monitor or enforce a Portfolio's frequent trading policy with respect to an omnibus  account,  the Portfolio or its agents may require the financial  intermediary  to impose its frequent  trading policy, rather than the Portfolio's  policy, to shareholders  investing in the Portfolio through the financial intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions on the frequency of trading than a Portfolio. Such restrictions may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or redeemed  Portfolio  shares,  and similar  restrictions.  A Portfolio's  ability to impose such  restrictions with respect to accounts traded through particular financial  intermediaries may vary
depending   on   systems   capabilities,   applicable   contractual   and  legal
restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts, a Portfolio may consider enforcement against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the  Portfolios  and their agents to detect  market timing in Portfolio shares,  there is no guarantee that a Portfolio will be able
to  identify  these  shareholders  or  curtail  their  trading   practices.   In
particular,  a Portfolio  may not be able to detect  market  timing in Portfolio shares attributable to a particular  investor who effects purchase,  redemption, and/or  exchange  activity in Portfolio  shares through  omnibus  accounts.  The difficulty  of  detecting  market  timing  may be  further  compounded  if these entities utilize multiple tiers or omnibus accounts.

                                       51

Dividends, distributions, and taxes

Dividends and  distributions.  Each Portfolio  intends to qualify each year as a regulated  investment company under the Code. As a regulated investment company, a  Portfolio  generally  pays no  federal  income tax on the income and gains it distributes  to you.  The  Portfolios  intend  to make  distributions  at  least annually,  usually in December,  of  substantially  all of their net  investment income and any net realized  capital  gains.  A Portfolio  may  distribute  such income  dividends and capital gains more frequently,  if necessary,  in order to reduce or eliminate federal excise or income taxes on the Portfolio.  The amount of any  distribution  will vary,  and there is no guarantee a Portfolio will pay either an income  dividend or a capital  gains  distribution.  We  automatically reinvest  all  dividends  and any  capital  gains,  unless  you  direct us to do otherwise.

Annual  statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in January,  are taxable as if they were paid in December.  The  Portfolios may reclassify income after your tax reporting statement is mailed to you. Prior to issuing  your  statement,  the  Portfolios  make  every  effort to search for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However, when necessary, the Portfolios will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid  "buying  a  dividend."  If you are a  taxable  investor  and  invest in a
Portfolio  shortly  before  the  record  date  of a  taxable  distribution,  the distribution will lower the value of the Portfolio's shares by the amount of the distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  considerations.  In  general,  if you  are a  taxable  investor,  Portfolio distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional
Portfolio shares or receive them in cash.

For federal income tax purposes,  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders  at long-term  capital gain rates provided  certain  holding period requirements are met.

Sale or redemption of portfolio shares. A sale or redemption of Portfolio shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.
For tax purposes, an exchange of your Portfolio shares for shares of a different
Delaware Investments(R)Fund is the same as a sale.

Backup  withholding.  By law,  if you do not provide  the  Portfolios  with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any  distributions  of income,  capital gains,  or  proceeds  from the sale of your  shares.  The  Portfolios  also must withhold if the IRS  instructs it to do so. When  withholding  is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Portfolio  distributions  and gains  from the sale or  exchange  of your
Portfolio shares generally are subject to state and local taxes.

Non-U.S.  investors may be subject to U.S.  withholding at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special U.S. tax  certification requirements  to avoid backup  withholding  and claim any treaty  benefits.  The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Portfolio to non-U.S. investors will terminate and no longer be available  for dividends  paid by the  Portfolio  with respect to its taxable years beginning after September 30, 2008, unless such exemptions are extended or made permanent.

Income received by a Portfolio from certain equity interests in mortgage pooling vehicles is treated as "excess  inclusion  income." A Portfolio  may derive such income  either  directly or through an investment  in a  US-qualified  REIT that holds  such  interests  or  qualifies  as a  taxable  mortgage  pool.  The rules concerning  excess inclusion  income are complex and unduly  burdensome in their current form, and the Portfolios are awaiting  further  guidance from the IRS on how these  rules are to be  implemented.  Shareholders  should talk to their tax advisors  about whether an  investment  in a Portfolio is a suitable  investment given the potential tax consequences of the Portfolio's receipt and distribution of excess inclusion income.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state,

                                       52

local, or foreign tax consequences before making an investment in a Portfolio.

                                       53

Financial highlights

The  financial  highlights  tables  are  intended  to help  you  understand  the
Portfolios'  financial   performance.   All  "per  share"  information  reflects
financial  results  for a single  Portfolio  share.  This  information  has been audited by Ernst & Young, LLP, except as indicated below. The Portfolios' annual report,  which is available  upon request by calling 800 523-1918,  includes the report of Ernst & Young, LLP, along with the Portfolios' financial statements.

------------------------------------------------------------------- ----------------------------------------------------------
Delaware Aggressive Allocation Portfolio                                                         Class A
------------------------------------------------------------------- ----------------------------------------------------------
                                                                      Six Months             Year Ended 9/30
                                                                         Ended
                                                                      3/31/08(1)
                                                                      (Unaudited)
------------------------------------------------------------------- ----------- ---------------------------------------------
                                                                                   2007     2006      2005     2004    2003
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Net asset value, beginning of period                                   $11.350  $10.610  $10.080    $8.740   $7.750   $6.380
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Income (loss) from investment operations:
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Net investment income(2)                                                 0.091    0.107    0.108     0.043    0.032    0.009
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Net realized and unrealized gain (loss) on investments                 (1.167)    1.372    0.580     1.346    0.991    1.413
                                                                        -----     -----    -----     -----    -----    -----
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Total from investment operations                                       (1.076)    1.479    0.688     1.389    1.023    1.422
                                                                        -----     -----    -----     -----    -----    -----
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Less dividends and distributions from:
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Net investment income                                                  (0.267)  (0.163)  (0.101)   (0.049)  (0.033)  (0.052)
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Net realized gain on investments                                       (0.327)  (0.576)  (0.057)       ---      ---      ---
                                                                        -----    -----    ----         ---      ---      ---
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Total dividends and distributions                                      (0.594)  (0.739)  (0.158)     0.049  (0.033)  (0.052)
                                                                        -----    -----    -----      -----   -----    -----
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Net asset value, end of period                                          $9.680  $11.350  $10.610   $10.080   $8.740   $7.750
                                                                         =====   ======   ======    ======    =====    =====
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Total return(3)                                                        (9.95%)   14.52%    6.89%    15.93%   13.21%   22.40%
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Ratios and supplemental data:
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Net assets, end of period (000 omitted)                                $31,984  $38,495  $36,699   $28,326  $24,491  $22,965
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Ratio of expenses to average net assets                                  0.80%    0.81%    0.80%     0.83%    0.80%    0.80%
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly                          0.91%    1.05%    1.13%     1.11%    1.67%    2.15%
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Ratio of net investment income to average net assets                     1.75%    0.98%    1.06%     0.45%    0.38%    0.13%
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Ratio of net investment income (loss) to average
net assets prior to expense limitation and expense paid indirectly       1.64%    0.74%    0.73%     0.17%  (0.49%)  (1.22%)
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------
Portfolio turnover                                                         27%       8%       9%       15%      12%       5%
------------------------------------------------------------------- ----------- -------- -------- --------- -------- --------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return  reflects  a waiver by the  manager  and distributor.  Performance  would have been lower had the waiver not been in effect.

                                       54

---------------------------------------------------------------- --------------------------------------------------------
Delaware Aggressive Allocation Portfolio                                                     Class B
---------------------------------------------------------------- ------------------ -------------------------------------
                                                                 Six Months               Year ended 9/30
                                                                 Ended
                                                                 3/31/08(1)
                                                                 (Unaudited)
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
                                                                              2007     2006     2005     2004     2003
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Net asset value, beginning of period                              $11.200  $10.480   $9.960   $8.660   $7.710   $6.340
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Income (loss)  from investment operations:
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Net investment income (loss)(2)                                     0.052    0.026    0.032  (0.027)  (0.032)  (0.044)
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Net realized and unrealized gain (loss) on investments            (1.160)    1.355    0.573    1.327    0.982    1.414
                                                                   -----     -----    -----    -----    -----    -----
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Total from investment operations                                  (1.108)    1.381    0.605    1.300    0.950    1.370
                                                                   -----     -----    -----    -----    -----    -----
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Less dividends and distributions from:
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Net investment income                                             (0.185)  (0.085)  (0.028)      ---      ---      ---
--------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Net realized gain on investments                                  (0.327)  (0.576)  (0.057)      ---      ---      ---
                                                                   -----    -----    -----       ---      ---      ---
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Total dividends and distributions                                 (0.512)  (0.661)  (0.085)      ---      ---      ---
                                                                   -----    -----    -----       ---      ---      ---
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Net asset value, end of period                                     $9.580  $11.200  $10.480   $9.960   $8.660   $7.710
                                                                    =====   ======   ======    =====    =====    =====
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Total return(3)                                                  (10.31%)   13.66%    6.10%   15.01%   12.32%   21.61%
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Ratios and supplemental data:
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Net assets, end of period (000 omitted)                            $6,228   $7,908   $7,864   $6,667   $4,052   $2,694
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Ratio of expenses to average net assets                             1.55%    1.56%    1.55%    1.58%    1.55%    1.55%
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Ratio of expenses to average net assets prior to                    1.61%    1.75%    1.83%    1.81%    2.37%    2.86%
expense limitation and expense paid indirectly
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Ratio of net investment income (loss) to average net assets         1.00%    0.23%    0.31%  (0.30%)  (0.37%)  (0.62%)
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Ratio of net investment income (loss) to average net
assets prior to expense limitation and expense paid indirectly      0.94%    0.04%    0.03%  (0.53%)  (1.19%)  (1.93%)
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------
Portfolio turnover                                                    27%       8%       9%      15%      12%       5%
---------------------------------------------------------------- --------- -------- -------- -------- -------- --------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales
     charge.   Total  investment  return  reflects  a  waiver  by  the  manager.
     Performance would have been lower had the waiver not been in effect.

                                       69

------------------------------------------------------------------- ---------------------------------------------------------
Delaware Aggressive Allocation Portfolio                                                        Class C
------------------------------------------------------------------- ------------------ --------------------------------------
                                                                    Six Months              Year ended 9/30
                                                                    Ended
                                                                    3/31/08(1)
                                                                    (Unaudited)
------------------------------------------------------------------- --------- ----------------------------------------------
                                                                                  2007     2006     2005     2004      2003
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Net asset value, beginning of period                                 $11.210   $10.490   $9.970   $8.660   $7.710    $6.350
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Income (loss) from investment operations:
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Net investment income (loss)(2)                                        0.053     0.026    0.032  (0.027)  (0.032)   (0.045)
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Net realized and unrealized gain (loss) on investments               (1.161)     1.355    0.573    1.337    0.982     1.405
                                                                      -----      -----    -----    -----    -----     -----
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Total from investment operations                                     (1.108)     1.381    0.605    1.310    0.950     1.360
                                                                      -----      -----    -----    -----    -----     -----
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Less dividends and distributions from:
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Net investment income                                                (0.185)   (0.085)  (0.028)      ---      ---       ---
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Net realized gain on investments                                     (0.327)   (0.576)  (0.057)      ---      ---       ---
                                                                      -----     -----    -----       ---      ---       ---
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Total dividends and distributions                                    (0.512)   (0.661)  (0.085)      ---      ---       ---
                                                                      -----     -----    -----       ---      ---       ---
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Net asset value, end of period                                        $9.590   $11.210  $10.490   $9.970   $8.660    $7.710
                                                                       =====    ======   ======    =====    =====     =====
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Total return(3)                                                     (10.30%)    13.65%    6.10%   15.12%   12.32%    21.42%
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Ratios and supplemental data:
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Net assets, end of period (000 omitted)                               $5,757    $6,027   $5,780   $4,147   $3,169    $2,525
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Ratio of expenses to average net assets                                1.55%     1.56%    1.55%    1.58%    1.55%     1.55%
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Ratio of expenses to average net assets prior to                       1.61%     1.75%    1.83%    1.81%    2.37%     2.86%
 expense limitation and expense paid indirectly
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Ratio of net investment income (loss) to average net assets            1.00%     0.23%    0.31%  (0.30%)  (0.37%)   (0.62%)
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Ratio of net investment income (loss) to average
net assets prior to expense limitation and expense paid indirectly     0.94%     0.04%    0.03%  (0.53%)  (1.19%)   (1.93%)
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------
Portfolio turnover                                                       27%        8%       9%      15%      12%        5%
------------------------------------------------------------------- --------- --------- -------- -------- -------- ---------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales
     charge.   Total  investment  return  reflects  a  waiver  by  the  manager.
     Performance would have been lower had the waiver not been in effect.

                                       56

------------------------------------------------------------------ -------------------------------------------------------
                                                                                             Class R
Delaware Aggressive Allocation Portfolio
------------------------------------------------------------------ --------------- ---------------------------------------
                                                                   Six Months            Year ended 9/30
                                                                   Ended                                          6/2/03(2)
                                                                   3/31/08(1)                                     through
                                                                   (Unaudited)                                    9/30/03
------------------------------------------------------------------ -------- ----------------------------------------------
                                                                                2007     2006      2005     2004
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Net asset value, beginning of period                               $11.310   $10.580  $10.050    $8.710   $7.750   $7.460
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Income (loss) from investment operations:
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Net investment income (loss)(3)                                      0.078     0.080    0.083     0.012    0.002  (0.021)
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Net realized and unrealized gain (loss) on investments             (1.162)     1.362    0.576     1.346    0.990    0.311
                                                                    -----      -----    -----     -----    -----    -----
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Total from investment operations                                   (1.084)     1.442    0.659     1.358    0.992    0.290
                                                                    -----      -----    -----     -----    -----    -----
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Less dividends and distributions from:
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Net investment income                                              (0.239)   (0.136)  (0.072)   (0.018)  (0.032)      ---
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Net realized and unrealized gain on investments                    (0.327)   (0.576)  (0.057)       ---      ---      ---
                                                                    -----     -----    -----        ---      ---      ---
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Total dividends and distributions                                  (0.566)   (0.712)  (0.129)   (0.018)  (0.032)      ---
                                                                    -----     -----    -----     -----    -----       ---
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Net asset value, end of period                                      $9.660   $11.310  $10.580   $10.050   $8.710   $7.750
                                                                     =====    ======   ======    ======    =====    =====
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Total return(4)                                                    (10.03%)    14.18%    6.61%    15.60%   12.81%    3.89%
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Ratios and supplemental data:
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Net assets, end of period (000 omitted)                             $1,950    $2,241   $1,220    $1,693     $933       $4
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Ratio of expenses to average net assets                              1.05%     1.06%    1.05%     1.16%    1.15%    1.15%
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Ratio of expenses to average net assets prior to                     1.21%     1.35%    1.43%     1.41%    1.97%    2.88%
expense limitation and expense paid indirectly
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Ratio of net investment income (loss) to average net assets          1.50%     0.73%    0.81%     0.12%    0.03%  (0.86%)
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Ratio of net investment income (loss) to average
net assets prior to expense limitation and expense paid indirectly   1.34%     0.44%    0.43%   (0.13%)  (0.79%)  (2.59%)
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------
Portfolio turnover                                                     27%        8%       9%       15%      12%    5%(5)
------------------------------------------------------------------ -------- --------- -------- --------- -------- --------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(3)  The  average  shares  outstanding  method  has been  applied  for per share information.

(4)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable.  Performance would have been lower had the waiver not been in effect.

(5)  Portfolio  turnover is  representative of the Portfolio for the entire year ended September 30, 2003.

                                       57

--------------------------------------------------------------------- -------------------------------------------------------
Delaware Moderate Allocation Portfolio                                                        Class A
--------------------------------------------------------------------- -------------------------------------------------------
                                                                      Six Months          Year ended 9/30
                                                                      Ended
                                                                      3/31/08(1)
                                                                      (Unaudited)
--------------------------------------------------------------------- --------- ----------------------------------------------
                                                                                   2007     2006    2005     2004        2003
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Net asset value, beginning of period                                   $11.170  $10.270   $9.780   $8.830   $8.100    $6.900
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Income (loss)  from investment operations:
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Net investment income(2)                                                 0.120    0.181    0.164    0.110    0.094     0.088
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Net realized and unrealized gain (loss) on investments                 (0.847)    0.952    0.443    0.963    0.733     1.249
                                                                        -----     -----    -----    -----    -----     -----
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Total from investment operations                                       (0.727)    1.133    0.607    1.073    0.827     1.337
                                                                        -----     -----    -----    -----    -----     -----
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Less dividends and distributions from:
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Net investment income                                                  (0.281)  (0.204)  (0.117)  (0.123)  (0.097)   (0.137)
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Net realized gain on investments                                       (0.202)  (0.029)      ---       ---      ---       ---
                                                                        -----    -----       ---       ---      ---       ---
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Total dividends and distributions                                      (0.483)  (0.233)  (0.117)  (0.123)  (0.097)   (0.137)
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Net asset value, end of period                                          $9.960  $11.170  $10.270   $9.780   $8.830    $8.100
                                                                         =====   ======   ======    =====    =====     =====
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Total return(3)                                                        (6.77%)   11.18%    6.25%   12.22%   10.24%    19.63%
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Ratios and supplemental data:
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Net assets, end of period (000 omitted)                                $40,142  $39,526  $34,361  $28,660  $26,321   $29,746
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Ratio of expenses to average net assets                                  0.78%    0.81%    0.80%    0.83%    0.80%     0.80%
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Ratio of expenses to average net assets prior to
expense limitation and expense paid indirectly                          0.83%    1.02%    1.14%    1.09%    1.62%     2.03%
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Ratio of net investment income to average net assets                    2.28%    1.67%    1.65%    1.17%    1.08%     1.17%
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Ratio of net investment income (loss) to average
net assets prior to expense limitation and expenses paid indirectly     2.23%    1.46%    1.31%    0.91%    0.26%   (0.06%)
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------
Portfolio turnover                                                        25%       8%       6%       7%      13%        9%
--------------------------------------------------------------------- --------- -------- -------- -------- -------- ---------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return  reflects  a waiver by the  manager  and distributor,  as  applicable.  Performance  would  have been  lower had the waiver not been in effect.

                                       58

------------------------------------------------------------------ -------------------------------------------------------
Delaware Moderate Allocation Portfolio                                                       Class B
------------------------------------------------------------------ -------------------------------------------------------
                                                                   Six Months             Year ended 9/30
                                                                   Ended
                                                                   3/31/08(1)
                                                                   (Unaudited)
------------------------------------------------------------------ -------- ---------------------------------------------
                                                                                2007     2006     2005     2004     2003
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Net asset value, beginning of period                               $11.120   $10.230   $9.740   $8.800   $8.080   $6.880
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Income (loss) from investment operations:
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Net investment income(2)                                             0.081     0.100    0.089    0.040    0.029    0.032
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Net realized and unrealized gain (loss) on investments             (0.850)     0.947    0.447    0.956    0.729    1.248
                                                                    -----      -----    -----    -----    -----    -----
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Total from investment operations                                   (0.769)     1.047    0.536    0.996    0.758    1.280
                                                                    -----      -----    -----    -----    -----    -----
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Less dividends and distributions from:
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Net investment income                                              (0.199)   (0.128)  (0.046)  (0.056)  (0.038)  (0.080)
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Net realized gain on investments                                   (0.202)   (0.029)     ---       ---      ---     ----
                                                                    -----    -----       ---       ---      ---     ----
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Total dividends and distributions                                  (0.401)   (0.157)  (0.046)  (0.056)  (0.038)  (0.080)
                                                                    -----     -----    -----    -----    -----    -----
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Net asset value, end of period                                      $9.950   $11.120  $10.230   $9.740   $8.800   $8.080
                                                                     =====    ======   ======    =====    =====    =====
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Total return(3)                                                    (7.14%)    10.32%    5.52%   11.34%    9.39%   18.75%
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Ratios and supplemental data:
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Net assets, end of period (000 omitted)                             $4,232    $5,072   $4,582   $3,141   $2,448   $1,682
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Ratio of expenses to average net assets                              1.53%     1.56%    1.55%    1.58%    1.55%    1.55%
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Ratio of expenses to average net assets prior to
expense limitation and expense paid indirectly                       1.53%     1.72%    1.84%    1.79%    2.32%    2.74%
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Ratio of net investment income to average net assets                 1.53%     0.92%    0.90%    0.42%    0.33%    0.42%
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Ratio of net investment income (loss) to average
net assets prior to expense limitation and expense paid indirectly   1.53%     0.76%    0.61%    0.21%  (0.44%)  (0.77%)
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------
Portfolio turnover                                                     25%        8%       6%       7%      13%       9%
------------------------------------------------------------------ -------- --------- -------- -------- -------- --------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance  would have been lower had the waiver not been in effect.

                                       59

-------------------------------------------------------------------- -----------------------------------------------------
Delaware Moderate Allocation Portfolio                                                Class C
-------------------------------------------------------------------- ------------------ ----------------------------------
                                                                      Six Months           Year ended 9/30
                                                                      Ended
                                                                      3/31/08(1)
                                                                     (Unaudited)
-------------------------------------------------------------------- --------- --------------------------------------------
                                                                                2007      2006     2005    2004      2003
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Net asset value, beginning of period                                  $11.140  $10.250   $9.770  $8.820   $8.090   $6.890
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Income (loss) from investment operations:
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Net investment income(2)                                                0.081    0.100    0.089   0.040    0.029    0.031
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Net realized and unrealized gain (loss) on investments                (0.850)    0.947    0.437   0.966    0.739    1.249
                                                                       -----     -----    -----   -----    -----    -----
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Total from investment operations                                      (0.769)    1.047    0.526   1.006    0.768    1.280
                                                                       -----     -----    -----   -----    -----    -----
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Less dividends and distributions from:
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Net investment income                                                 (0.199)  (0.128)  (0.046)  (0.056)  (0.038)  (0.080)
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Net realized gain on investments                                      (0.202)  (0.029)      ---      ---      ---     ----
                                                                       -----    -----       ---      ---      ---     ----
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Total dividends and distributions                                     (0.401)  (0.157)  (0.046)  (0.056)  (0.038)  (0.080)
                                                                       ----     -----    -----    -----    -----    -----
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Net asset value, end of period                                         $9.970  $11.140  $10.250  $9.770   $8.820   $8.090
                                                                        =====   ======   ======   =====    =====    =====
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Total return(3)                                                       (7.13%)   10.30%    5.40%  11.43%    9.50%   18.72%
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Ratios and supplemental data:
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Net assets, end of period (000 omitted)                                $6,740   $6,081   $4,130  $2,694   $1,962   $1,718
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Ratio of expenses to average net assets                                 1.53%    1.56%    1.55%   1.58%    1.55%    1.55%
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Ratio of expenses to average net assets prior to
 expense limitation and expense paid  indirectly                        1.53%    1.72%    1.84%   1.79%    2.32%    2.74%
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Ratio of net investment income to average net assets                    1.53%    0.92%    0.90%   0.42%    0.33%    0.42%
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Ratio of net investment income (loss) to average
net assets prior to expense limitation and expense paid indirectly      1.53%    0.76%    0.61%    0.21%  (0.44%)  (0.77%)
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------
Portfolio turnover                                                        25%       8%       6%      7%      13%       9%
-------------------------------------------------------------------- --------- -------- -------- ------- -------- --------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return  reflects  a waiver by the  manager,  as applicable.  Performance  would  have been lower had the waiver not been in effect.

                                       60

-------------------------------------------------------------------- ----------------------------------------------------------
                                                                                            Class R
Delaware Moderate Allocation Portfolio
-------------------------------------------------------------------- ----------------------------------------------------------
                                                                      Six Months         Year ended 9/30
                                                                      Ended                                         6/2/03(2)
                                                                      3/31/08(1)                                    through
                                                                      (Unaudited)                                   9/30/03
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
                                                                                   2007     2006     2005     2004
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Net asset value, beginning of period                                   $11.140  $10.240   $9.750   $8.800   $8.100     $7.860
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Income (loss) from investment operations:
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Net investment income(3)                                                 0.107    0.154    0.139    0.079    0.064      0.005
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Net realized and unrealized gain (loss) on investments                 (0.852)    0.953    0.439    0.963    0.733      0.235
                                                                        -----     -----    -----    -----    -----      -----
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Total from investment operations                                       (0.745)    1.107    0.578    1.042    0.797      0.240
                                                                        -----     -----    -----    -----    -----      -----
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Less dividends and distributions from:
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Net investment income                                                  (0.253)  (0.178)  (0.088)  (0.092)  (0.097)        ---
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Net realized gain on investments                                       (0.202)  (0.029)      ---      ---      ---        ---
                                                                        -----    -----       ---      ---      ---        ---
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Total dividends and distributions                                      (0.455)  (0.207)  (0.088)  (0.092)  (0.097)        ---
                                                                        -----    ----     -----    -----    -----         ---
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Net asset value, end of period                                          $9.940  $11.140  $10.240   $9.750   $8.800     $8.100
                                                                         =====   ======   ======    =====    =====      =====
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Total return(4)                                                        (6.94%)   10.94%    5.96%   11.89%    9.87%      3.05%
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Ratios and supplemental data:
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Net assets, end of period (000 omitted)                                 $1,136   $1,157   $1,022   $1,110     $960         $6
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Ratio of expenses to average net assets                                  1.03%    1.06%    1.05%    1.16%    1.15%      1.15%
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Ratio of expenses to average net assets prior to
expense limitation and expense paid indirectly                           1.13%    1.32%    1.44%    1.39%    1.92%      2.23%
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Ratio of net investment income to average net assets                     2.03%    1.42%    1.40%    0.84%    0.73%      0.14%
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Ratio of net investment income (loss) to average
net assets prior to expense limitation and expense paid indirectly       1.93%    1.16%    1.01%    0.61%  (0.04%)    (0.94%)
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------
Portfolio turnover                                                         25%       8%       6%       7%      13%      9%(5)
-------------------------------------------------------------------- ---------- -------- -------- -------- -------- ----------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(3)  The  average  shares  outstanding  method  has been  applied  for per share information.

(4)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable.  Performance would have been lower had the waiver not been in effect.

(5)  Portfolio  turnover is  representative of the Portfolio for the entire year ended September 30, 2003.

                                       63

-------------------------------------------------------------- --------------------------------------------------------------
Delaware Conservative Allocation Portfolio                                                       Class A
-------------------------------------------------------------- --------------------------------------------------------------
                                                                Six Months                   Year ended 9/30
                                                                Ended
                                                                3/31/08(1)
                                                                (Unaudited)
-------------------------------------------------------------- ------------- ------------------------------------------------
                                                                                  2007     2006     2005     2004       2003
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Net asset value, beginning of period                           $9.770           $9.270   $9.000   $8.450   $7.930     $7.040
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Income (loss) from investment operations:
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Net investment income(2)                                        0.139            0.260    0.242    0.205    0.155      0.172
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Net realized and unrealized gain (loss) on investments         (0.476)           0.503    0.241    0.522    0.459      0.867
                                                                -----            -----    -----    -----    -----      -----
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Total from investment operations                               (0.337)           0.763    0.483    0.727    0.614      1.039
                                                                -----            -----    -----    -----    -----      -----
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Less dividends and distributions from:
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Net investment income                                          (0.324)         (0.263)  (0.213)  (0.177)  (0.094)    (0.149)
                                                                -----           -----    -----    -----    -----      -----
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Net realized gain on investments                               (0.099)        ____      ____     ____     ____      ____
                                                                -----         ----      ----     ----     ----      ----
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Total dividends and distributions                              (0.423)         (0.263)  (0.213)  (0.177)  (0.094)    (0.149)
                                                                -----           -----    -----    -----    -----      -----
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Net asset value, end of period                                 $9.010           $9.770   $9.270   $9.000   $8.450     $7.930
                                                                =====            =====    =====    =====    =====      =====
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Total return(3)                                                (3.59%)           8.36%    5.46%    8.68%    7.77%     14.92%
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Ratios and supplemental data:
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Net assets, end of period (000 omitted)                        $39,207         $39,863  $33,571  $29,930  $27,270    $24,238
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Ratio of expenses to average net assets                         0.80%            0.81%    0.80%    0.82%    0.80%      0.80%
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Ratio of expenses to average net assets prior to                0.87%            1.06%    1.22%    1.20%    1.62%      1.97%
expense limitation and expense paid indirectly
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Ratio of net investment income to average net assets            2.96%            2.73%    2.70%    2.35%    1.86%      2.30%
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Ratio of net investment income to average net assets
 assets prior to expense limitation andexpense paid indirectly  2.89%            2.48%    2.28%    1.97%    1.04%      1.13%
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------
Portfolio turnover                                               35%               13%       9%       8%      25%         1%
-------------------------------------------------------------- ------------- ---------- -------- -------- -------- ----------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return  reflects  a waiver by the  manager  and distributor.  Performance  would have been lower had the waiver not been in effect.

                                       62

--------------------------------------------------------- -------------------------------------------------------
Delaware Conservative Allocation Portfolio                                                     Class B
--------------------------------------------------------- -------------------------------------------------------
                                                           Six Months                       Year ended 9/30
                                                           Ended
                                                           3/31/08(1)
                                                          (Unaudited)
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
                                                                        2007     2006     2005     2004       2003
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Net asset value, beginning of period                       $9.770     $9.270   $9.000   $8.450   $7.960     $7.080
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Income (loss) from investment operations:
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Net investment income(2)                                    0.103      0.188    0.174    0.139    0.092      0.115
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Net realized and unrealized gain (loss) on investments    (0.473)      0.506    0.243    0.524    0.461      0.874
                                                           -----       -----    -----    -----    -----      -----
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Total from investment operations                          (0.370)      0.694    0.417    0.663    0.553      0.989
                                                           -----       -----    -----    -----    -----      -----
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Less dividends and distributions from:
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Net investment income                                     (0.251)    (0.194)  (0.147)  (0.113)  (0.063)    (0.109)
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Net realized gain on investments                          (0.099)    _____      ____     ____     ____     _____
                                                           -----     -----      ----     ----     ----     -----
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Total dividends and distributions                         (0.350)    (0.194)  (0.147)  (0.113)  (0.063)    (0.109)
                                                           -----      -----    -----    -----    -----      -----
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Net asset value, end of period                             $9.050     $9.770   $9.270   $9.000   $8.450     $7.960
                                                            =====      =====    =====    =====    =====      =====
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Total return(3)                                           (3.91%)      7.57%    4.69%    7.89%    6.96%     14.09%
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Ratios and supplemental data:
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Net assets, end of period (000 omitted)                      $716       $826     $852     $758     $711       $698
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Ratio of expenses to average net assets                     1.55%      1.56%    1.55%    1.57%    1.55%      1.55%
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Ratio of expenses to average net assets prior to
expense limitation and expense paid indirectly              1.57%      1.76%    1.92%    1.90%    2.32%      2.68%
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Ratio of net investment income to average net assets        2.21%      1.98%    1.95%    1.60%    1.11%      1.55%
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Ratio of net investment income to average net assets
prior to expense limitation and  expense paid indirectly    2.19%      1.78%    1.58%    1.27%    0.34%      0.42%
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------
Portfolio turnover                                            35%        13%       9%       8%      25%         1%
--------------------------------------------------------- -------- ---------- -------- -------- -------- ----------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales
     charge.   Total  investment  return  reflects  a  waiver  by  the  manager.
     Performance would have been lower had the waiver not been in effect.

                                       64

--------------------------------------------------------- --------------------------------------------------------
Delaware Conservative Allocation Portfolio                                         Class C
--------------------------------------------------------- --------------------------------------------------------
                                                           Six Months           Year ended 9/30
                                                           Ended
                                                           3/31/08(1)
                                                           (Unaudited)
--------------------------------------------------------- -------- ----------------------------------------------
                                                                      2007     2006     2005     2004       2003
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Net asset value, beginning of period                       $9.730   $9.230   $8.960   $8.420   $7.930     $7.050
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Income (loss) from investment operations:
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Net investment income(2)                                    0.104    0.189    0.175    0.139    0.093      0.116
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Net realized and unrealized gain (loss) on investments    (0.474)    0.505    0.242    0.514    0.460      0.873
                                                           -----     -----    -----    -----    -----      -----
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Total from investment operations                          (0.370)    0.694    0.417    0.653    0.553      0.989
                                                           -----     -----    -----    -----    -----      -----
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Less dividends and distributions from:
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Net investment income                                     (0.251)  (0.194)  (0.147)  (0.113)  (0.063)    (0.109)
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Net realized gain on investments                          (0.099)    ----     ----     ----     ----       ----
                                                           -----
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Total dividends and distributions                         (0.350)  (0.194)  (0.147)  (0.113)  (0.063)    (0.109)
                                                           -----    -----    -----    -----    -----      -----
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Net asset value, end of period                             $9.010   $9.730   $9.230   $8.960   $8.420     $7.930
                                                            =====    =====    =====    =====    =====      =====
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Total return(3)                                           (3.93%)    7.60%    4.71%    7.80%    6.99%     14.15%
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Ratios and supplemental data:
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Net assets, end of period (000 omitted)                    $4,296   $2,294   $1,643     $579     $641       $340
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Ratio of expenses to average net assets                     1.55%    1.56%    1.55%    1.57%    1.55%      1.55%
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Ratio of expenses to average net assets prior to
expense limitation and expense paid indirectly              1.57%    1.76%    1.92%    1.90%    2.32%      2.68%
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Ratio of net investment income to average net assets        2.21%    1.98%    1.95%    1.60%    1.11%      1.55%
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Ratio of net investment income to average net
prior to expense limitation and expense paid indirectly     2.19%    1.78%    1.58%    1.27%    0.34%      0.42%
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------
Portfolio turnover                                            35%      13%       9%       8%      25%         1%
--------------------------------------------------------- -------- -------- -------- -------- -------- ----------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales
     charge.   Total  investment  return  reflects  a  waiver  by  the  manager.
     Performance would have been lower had the waiver not been in effect.

                                       65

------------------------------------------------------------- ---------------------------------------------------------
                                                                                         Class R
Delaware Conservative Allocation Portfolio
------------------------------------------------------------- ---------------------------------------------------------
                                                               Six Months            Year ended 9/30
                                                               Ended                                        6/2/03(2)
                                                               3/31/08(1)                                   through
                                                               (Unaudited)                                  9/30/03
------------------------------------------------------------- --------- ----------------------------------- ----------
                                                                           2007     2006     2005     2004
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Net asset value, beginning of period                            $9.750   $9.250   $8.980   $8.420   $7.930     $7.800
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Income (loss) from investment operations:
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Net investment income(3)                                         0.127    0.237    0.220    0.176    0.126      0.034
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Net realized and unrealized gain (loss) on investments         (0.478)    0.503    0.236    0.531    0.449      0.131
                                                                -----     -----    -----    -----    -----      -----
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Total from investment operations                               (0.351)    0.740    0.456    0.707    0.575      0.165
                                                                -----     -----    -----    -----    -----      -----
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Less dividends and distributions from:
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Net investment income                                          (0.300)  (0.240)  (0.186)  (0.147)  (0.085)    (0.035)
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Net realized gain on investments                               (0.099)    ___      ____     ____     ____     _____
                                                                -----     ----     ----     ----     ----     -----
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Total dividends and distributions                              (0.399)  (0.240)  (0.186)  (0.147)  (0.085)    (0.035)
                                                                -----    -----    -----    -----    -----      -----
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Net asset value, end of period                                 $9.000    $9.750   $9.250   $8.980   $8.420     $7.930
                                                                =====     =====    =====    =====    =====      =====
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Total return(4)                                                (3.74%)    8.12%    5.16%    8.46%    7.27%      2.12%
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Ratios and supplemental data:
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Net assets, end of period (000 omitted)                           $792     $792     $661     $200     $185         $8
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Ratio of expenses to average net assets                          1.05%    1.06%    1.05%    1.15%    1.15%      1.15%
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Ratio of expenses to average net assets prior to
expense limitation and expense paid indirectly                   1.17%    1.36%    1.52%    1.50%    1.92%      2.28%
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Ratio of net investment income to average net assets             2.71%    2.48%    2.45%    2.02%    1.51%      1.30%
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Ratio of net investment income to average net
assets prior to expense limitation and expense paid indirectly   2.59%    2.18%    1.98%    1.67%    0.74%      0.17%
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------
Portfolio turnover                                                 35%      13%       9%       8%      25%      1%(5)
------------------------------------------------------------- --------- -------- -------- -------- -------- ----------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(3)  The  average  shares  outstanding  method  has been  applied  for per share information.

(4)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable.  Performance would have been lower had the waiver not been in effect.

(5)  Portfolio  turnover is  representative of the Portfolio for the entire year ended September 30, 2003.

                                       65

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and  distributions  from Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets

We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       66

Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern time:

o    For  Portfolio  information,  literature,  price,  yield,  and  performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions, and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Delaware Foundation Funds Portfolio Symbols

                                                               CUSIP number           NASDAQ symbol
Delaware Aggressive Allocation Portfolio
       Class A                                                  245918883                 DFGAX
       Class B                                                  245918875                 DFGDX
       Class C                                                  245918867                 DFGCX
       Class R                                                  245918826                 DFGRX

Delaware Moderate Allocation Portfolio                         CUSIP number           NASDAQ symbol
       Class A                                                  245918503                 DFBAX
       Class B                                                  245918602                 DFBBX
       Class C                                                  245918701                 DFBCX
       Class R                                                  245918834                 DFBRX

Delaware Conservative Allocation Portfolio                     CUSIP number           NASDAQ symbol
       Class A                                                  245918107                 DFIAX
       Class B                                                  245918206                 DFIDX
       Class C                                                  245918305                 DFICX
       Class R                                                  245918818                 DFIRX

                                       67

Additional  information  about the  Portfolios'  investments is available in the
Portfolios'  annual and semiannual  reports to shareholders.  In the Portfolios'
annual  shareholder  report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's  performance during the period covered by the report. You can find more information about the
Portfolios in the current SAI, which we have filed  electronically  with the SEC and  which  is  legally  a  part  of  this  Prospectus  (it is  incorporated  by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolios, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail, or 430 W. 7th
Street,  Kansas City, MO 64105 by overnight  courier service,  or call toll-free
800  523-1918.  Please do not send any  correspondence  to 2005  Market  Street,
Philadelphia,  PA  19103-7094.  The  Portfolios'  SAI and annual and  semiannual reports  to  shareholders  are  also  available,  free of  charge,  through  the
Portfolios'  Web  site   (www.delawareinvestments.com).   You  may  also  obtain
additional information about the Portfolios from your financial advisor.

You can find reports and other  information  about the  Portfolios  on the EDGAR database  on the SEC Web site  (www.sec.gov).  You can also get  copies  of this information,  after  payment  of a  duplicating  fee,  by  e-mailing  the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington, D.C. 20549-0102.  Information about the Portfolios,  including their
SAI,  can be  reviewed  and  copied  at  the  SEC's  Public  Reference  Room  in
Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act file number: 811-08457
                                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

 [GRAPHIC OMITTED][GRAPHIC OMITTED]

CORE EQUITY

Prospectus        SEPTEMBER 20, 2008

                           DELAWARE FOUNDATION FUNDS

                           DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
                           INSTITUTIONAL CLASS

                           DELAWARE MODERATE ALLOCATION PORTFOLIO
                           INSTITUTIONAL CLASS

                           DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
                           INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   adequacy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Get shareholder  reports and  prospectuses  online instead of in the mail. Visit
www.delawareinvestments.com/edelivery.

Portfolio profiles                                            page 2
Delaware Aggressive Allocation Portfolio                           2
Delaware Moderate Allocation Portfolio                             5
Delaware Conservative Allocation Portfolio                         8

How we manage the Portfolios                                 page 12
Our investment strategies                                         12
The securities we typically invest in                             17
The risks of investing in the Portfolios                          23
Disclosure of portfolio holdings information                      28

Who manages the Portfolios                                   page 29
Investment manager                                                29
Portfolio managers                                                29
Manager of managers structure                                     30
Who's who?                                                        31

About your account                                           page 33
Investing in the Portfolios                                       33
Payments to intermediaries                                        33
How to buy shares                                                 34
Fair valuation                                                    34
Document delivery                                                 35
How to redeem shares                                              36
Account minimum                                                   36
Exchanges                                                         36
Frequent trading of Portfolio shares                              36
Dividends, distributions, and taxes                               38

Financial highlights                                         page 40

Contact information                                          page 44
Additional information                                    Back cover

                                       1

Profile: Delaware Aggressive Allocation Portfolio

What is the Portfolio's investment objective?

The Delaware  Aggressive  Allocation  Portfolio seeks long-term  capital growth.
Although the Portfolio will strive to meet its investment objective, there is no assurance that it will.

What are the Portfolio's main investment strategies?

The Portfolio  seeks to achieve its  objective by investing in a combination  of underlying  securities  representing  a variety of asset classes and  investment styles that are managed by the  advisor.  We use an active  allocation  approach when selecting investments for the Portfolio. In striving to meet its objective, the  Portfolio  will  typically  target  about  80% of its net  assets in equity securities  and  about  20%  of  its  net  assets  in  fixed-income  securities.
Allocations  for the  Portfolio  may vary  within the ranges  shown in the table below.  The Portfolio may invest 15% to 70% of net assets in foreign  securities and up to 20% of net assets in emerging market securities.

The following  table shows the target  percentages of the Portfolio's net assets that the Portfolio may invest in each style of underlying securities:

Asset Class             Investment Style                Target       Ranges
                                                        Allocation
---------------------- ------------------------------- ---------- --------------
Equity                                                   80%       55 - 90%
---------------------- ------------------------------- ---------- --------------
U.S. Equity                                              40%       15 - 50%
---------------------- ------------------------------- ---------- --------------
                            U.S. Large Cap Core
---------------------- ------------------------------- ---------- --------------
                           U.S. Large Cap Growth
---------------------- ------------------------------- ---------- --------------
                            U.S. Large Cap Value
---------------------- ------------------------------- ---------- --------------
                            U.S. Small Cap Core
---------------------- ------------------------------- ---------- --------------
International Equity                                     30%       15- 50%
---------------------- ------------------------------- ---------- --------------
                            International Value
---------------------- ------------------------------- ---------- --------------
                            International Growth
---------------------- ------------------------------- ---------- --------------
Global Real Estate                                       0%        0 - 20%
---------------------- ------------------------------- ---------- --------------
                             Global Real Estate
---------------------- ------------------------------- ---------- --------------
Emerging Markets                                         10%       0 - 20%
---------------------- ------------------------------- ---------- --------------
                              Emerging Markets
---------------------- ------------------------------- ---------- --------------
Fixed Income                                             20%       10 - 45%
---------------------- ------------------------------- ---------- --------------
Bond                                                     18%       10 - 40%
---------------------- ------------------------------- ---------- --------------
                          Diversified Fixed Income
---------------------- ------------------------------- ---------- --------------
Cash Equivalents                                         2%         0 -10%
---------------------- ------------------------------- ---------- --------------
                       Money Market/Cash Equivalents
---------------------- ------------------------------- ---------- --------------

What are the main risks of investing in the Portfolio?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  investment  styles  in  which it  invests.  This  Portfolio  will be particularly  affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor  performance  in  specific  companies  or  industries.  Stocks of companies  with  high  growth  expectations  may be more  susceptible  to  price declines  if they do not meet those  high  expectations.  To the extent  that it invests in international funds or securities,  the Portfolio will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies and involve certain risk and opportunity  considerations not typically  associated  with  investing  in  U.S.  issuers,  and  investments  in securities  of companies in emerging  markets  present a greater  degree of risk than tends to be the case for foreign investments in developed markets.

                                       2

If, and to the extent that, we invest in forward foreign  currency  contracts or use other  investments to hedge against  currency  risks,  the Portfolio will be subject to the special risks associated with those activities.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 22.

Who should invest in the Portfolio

o    Investors  who are in the earlier stage of wealth  accumulation,  generally with higher risk tolerance.
o    Investors  seeking the capital  appreciation  potential of the stock market and who have no need for current income.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio

o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       3

How has the Delaware Aggressive Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how annual returns for the Portfolio's  Institutional  Class shares  have  varied  over the past 10  calendar  years,  as well as the average annual returns of  Institutional  Class shares for the one-,  five-, and 10-year periods.  The  Portfolio's  past  performance  (before  and after  taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense  caps.  The returns  would be lower  without the expense  caps.
Please see the footnotes on page 10 for additional information about the expense caps.

Year-by-year total return (Institutional Class)*

----------- --------- -------- --------- --------- --------- --------- -------- -------- --------
    1998       1999      2000     2001      2002      2003      2004      2005     2006     2007
----------- --------- -------- --------- --------- --------- --------- -------- -------- --------
   10.54%     14.57%    -6.55%   -7.42%   -15.68%    28.36%    12.28%    7.76%    11.97%   5.74%
----------- --------- -------- --------- --------- --------- --------- -------- -------- --------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest quarterly return was 15.29% for the quarter ended June 30, 2003, and its lowest quarterly return was -14.57% for the quarter ended September 30, 2002.

*    Prior to  mid-September,  2008, the Portfolio  operated as a fund of funds,
     investing   primarily   in  other   Delaware   Investments(R)Funds.   Since
     mid-September, 2008, the Portfolio has been restructured to invest directly in  combination  of underlying  securities  representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the  Restructuring.  As of June 30, 2008,  the  year-to-date total return for the Institutional Class is (11.40)%.

                       Average annual returns for periods ending 12/31/07
------------------------------------------------------------------ -------- -------- ------------
Delaware Aggressive Allocation Portfolio Institutional Class       1 year   5 years   10 Years
                                                                                     (Inception
                                                                                      12/31/97)
------------------------------------------------------------------ -------- -------- ------------
Return before taxes                                                 5.74%    12.96%     5.44%
------------------------------------------------------------------ -------- -------- ------------
Return after taxes on distributions                                 4.27%    12.24%     4.48%
------------------------------------------------------------------ -------- -------- ------------
Return after taxes on distributions and sale of Portfolio shares    4.32%    11.14%     4.21%
------------------------------------------------------------------ -------- -------- ------------
S&P 500 Index                                                       5.49%    12.83%     5.91%
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------ -------- -------- ------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index (Index), which is an unmanaged index of 500 widely held common stocks that is often used to represent  performance  of the U.S.  stock  market.  You should remember that unlike the Portfolio,  the Index is unmanaged and does not reflect the  actual  costs of  operating  a mutual  fund,  such as the costs of  buying, selling,  and holding securities.  The Index is not a perfect comparison for the
Portfolio  because the  Portfolio  may invest in fixed income and  international securities, which are not included in the Index.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  individual  retirement  accounts  (IRAs).  The after-tax  returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect during the Portfolio's  lifetime,  and do not reflect the impact of state and  local  taxes.  The  after-tax  rate  used  is  based  on  the  current  tax characterization of the elements of the Portfolio's returns (e.g., qualified vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

                                       4

Profile: Delaware Moderate Allocation Portfolio

What are the Portfolio's investment objectives?

The Delaware  Moderate  Allocation  Portfolio  seeks capital  appreciation  with current income as a secondary  objective.  Although the Portfolio will strive to meet its investment objectives, there is no assurance that it will.

What are the Portfolio's main investment strategies?

The Portfolio  seeks to achieve its  objectives by investing in a combination of underlying  securities  representing  a variety of asset classes and  investment styles that are managed by the  advisor.  We use an active  allocation  approach
when  selecting  investments  for  the  Portfolio.   In  striving  to  meet  its
objectives,  the Portfolio will typically  target about 60% of its net assets in equity  securities and about 40% of its net assets in  fixed-income  securities.
Allocations  for the  Portfolio  may vary  within the ranges  shown in the table below. The Portfolio may invest 10% to 60% of net assets in foreign  securities, and up to 15% of net assets in emerging market securities.

The following  table shows the target  percentages of the Portfolio's net assets that the Portfolio may invest in each style of underlying securities:

                                                     Target
     Asset Class               Investment Style        Allocation    Ranges
---------------------- ------------------------------ ------------ -----------
Equity                                                     60%     40 - 70%
---------------------- ------------------------------ ------------ -----------
U.S. Equity                                                30%     10 - 40%
---------------------- ------------------------------ ------------ -----------
                            U.S. Large Cap Core
---------------------- ------------------------------ ------------ -----------
                           U.S. Large Cap Growth
---------------------- ------------------------------ ------------ -----------
                           U.S. Large Cap Value
---------------------- ------------------------------ ------------ -----------
                            U.S. Small Cap Core
---------------------- ------------------------------ ------------ -----------
International Equity                                      22.5%    10 - 40%
---------------------- ------------------------------ ------------ -----------
                            International Value
---------------------- ------------------------------ ------------ -----------
                           International Growth
----------------------- ------------------------------ ------------ ----------
Global Real Estate                                         0%      0 - 15%
---------------------- ------------------------------ ------------ -----------
                            Global Real Estate
---------------------- ------------------------------ ------------ -----------
Emerging Markets                                          7.5%     0 - 15%
---------------------- ------------------------------ ------------ -----------
                             Emerging Markets
---------------------- ------------------------------ ------------ -----------
Fixed Income                                               40%     30 - 60%
---------------------- ------------------------------ ------------ -----------
Bond                                                       38%     20 - 50%
---------------------- ------------------------------ ------------ -----------
                         Diversified Fixed Income
---------------------- ------------------------------ ------------ -----------
Cash Equivalents                                           2%       0 -15%
---------------------- ------------------------------ ------------ -----------
                       Money Market/Cash Equivalents
---------------------- ------------------------------ -----------------------

What are the main risks of investing in the Portfolio?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  investment  styles  in  which it  invests.  This  Portfolio  will be particularly  affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor  performance  in  specific  companies  or  industries.  Stocks of companies  with  high  growth  expectations  may be more  susceptible  to  price declines if they do not meet those high expectations.

The Portfolio  will be affected by changes in bond prices and currency  exchange rates.  Investments  in high yield,  high-risk or "junk"  bonds  entail  certain risks,  including the risk of loss of  principal,  which may be greater than the risks  presented by  investment  grade bonds and which should be  considered  by investors  contemplating  an investment in the Portfolio.  Among

                                       5

these risks are those that result from the absence of a liquid  secondary market of  institutional  investors.  The Portfolio will also be affected by prepayment risk due to its holding of  mortgage-backed  securities.  With prepayment  risk, when  homeowners  prepay  mortgages  during periods of low interest  rates,  the
Portfolio may be forced to re-deploy its assets in lower yielding securities.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies and involve certain risk and opportunity  considerations not typically  associated  with  investing  in  U.S.  issuers,  and  investments  in securities  of companies in emerging  markets  present a greater  degree of risk than tends to be the case for foreign investments in developed markets.  If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against  currency  risks,  the Portfolio will be subject to the special risks associated with those activities.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 22.

Who should invest in the Portfolio

o    Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o    Investors  seeking the capital  appreciation  potential of the stock market and the income potential of the bond market.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio

o    Investors with short-term financial goals.
o    Investors whose primary goal is high current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       6

How has Delaware Moderate Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns  for the  Portfolio's  Institutional
Class have varied over the past 10 calendar years, as well as the average annual returns of the  Institutional  Class  shares for the one-,  five-,  and  10-year periods.  The  Portfolio's  past  performance  (before  and after  taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense  caps.  The returns  would be lower  without the expense  caps.
Please see the footnotes on page 10 for additional information about the expense caps.

Year-by-year total return (Institutional Class)*

----------- -------- -------- -------- -------- -------- -------- -------- ----------------
    1998       1999     2000     2001     2002     2003     2004     2005     2006    2007
----------- -------- -------- -------- -------- -------- -------- -------- ----------------
    7.69%     9.22%    -2.31%   -4.22%  -10.09%   23.60%   9.75%    6.08%    10.19%  4.91%
----------- -------- -------- -------- -------- -------- -------- -------- ----------------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest quarterly return was 13.12% for the quarter ended June 30, 2003, and its lowest quarterly return was -9.79% for the quarter ended September 30, 2002.

*    Prior to  mid-September,  2008, the Portfolio  operated as a fund of funds,
     investing   primarily   in  other   Delaware   Investments(R)Funds.   Since
     mid-September, 2008, the Portfolio has been restructured to invest directly in  combination  of underlying  securities  representing a variety of asset classes and investment styles  (Restructuring).  The historical  returns do not reflect the Restructuring.  As of June 30, 2008, the year-to-date total return for the Institutional Class is (8.25)%.

                                   Average annual returns for periods ending 12/31/07
---------------------------------------------------------------- -------------------------------------
Delaware Moderate Allocation Portfolio Institutional Class          1 year    5 years   10 Year
                                                                                      (Inception
                                                                                       12/31/97)
---------------------------------------------------------------- -------------------------------------
Return before taxes                                                  4.91%     10.72%    5.11%
---------------------------------------------------------------- -------------------------------------
Return after taxes on distributions                                  3.60%     10.08%    4.13%
---------------------------------------------------------------- -------------------------------------
Return after taxes on distributions and sale of Portfolio shares     3.58%     9.06%     3.84%
---------------------------------------------------------------- -------------------------------------
S&P 500 Index                                                        5.49%     12.83%    5.91%
(reflects no deduction for fees, expenses, or taxes)
---------------------------------------------------------------- -------------------------------------
Lehman Brothers U.S. Aggregate Index                                 6.97%     4.42%     5.97%
(reflects no deduction for fees, expenses, or taxes)
---------------------------------------------------------------- -------------------------------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index and the Lehman  Brothers  U.S.  Aggregate  Index.  The S&P 500 Index is an
unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.  The Lehman Brothers U.S.  Aggregate Index measures the performance of  approximately  6,500 U.S.  corporate and government bonds and other fixed income  securities.  You should  remember  that unlike the
Portfolio,  the Indices  are  unmanaged  and do not reflect the actual  costs of operating  a mutual  fund,  such as the costs of buying,  selling,  and  holding
securities.   Neither  Index  is  a  perfect  comparison  to  Delaware  Moderate
Allocation  Portfolio  since the S&P 500 Index  does not  include  fixed  income securities and the Lehman Brothers U.S. Aggregate Index does not include stocks.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  IRAs.  The  after-tax  returns  shown  are  calculated  using  the  highest individual  federal  marginal  income tax rates in effect during the Portfolio's lifetime,  and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax  characterization  of the  elements of the
Portfolio's  returns (e.g.,  qualified vs.  non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       7

Profile: Delaware Conservative Allocation Portfolio

What are the Portfolio's investment objectives?

The Delaware  Conservative  Allocation  Portfolio seeks a combination of current income and  preservation  of capital  with  capital  appreciation.  Although the
Portfolio will strive to meet its investment  objectives,  there is no assurance that it will.

What are the Portfolio's main investment strategies?

The Portfolio  seeks to achieve its  objective by investing in a combination  of underlying  securities  representing  a variety of asset classes and  investment styles that are managed by the  advisor.  We use an active  allocation  approach when selecting investments for the Portfolio. In striving to meet its objective, the  Portfolio  will  typically  target  about  40% of its net  assets in equity securities  and  about  60%  of  its  net  assets  in  fixed-income  securities.
Allocations  for the  Portfolio  can vary  within the ranges  shown in the table below.  The Portfolio may invest 5% to 50% of net assets in foreign  securities, and up to 10% of net assets in emerging market securities.

The following  table shows the target  percentages of the Portfolio's net assets that the Portfolio will invest in each style of underlying securities:

 Asset Class                    Investment Style        Target
                                                        Allocation    Ranges
---------------------- -------------------------------- ----------- ---------
Equity                                                    40%       20 - 50%
---------------------- -------------------------------- ----------- ---------
U.S. Equity                                               20%       5 - 30%
---------------------- -------------------------------- ----------- ---------
                                U.S. Large Cap Core
---------------------- -------------------------------- ----------- ---------
                               U.S. Large Cap Growth
---------------------- -------------------------------- ----------- ---------
                                U.S. Large Cap Value
---------------------- -------------------------------- ----------- ---------
                                U.S. Small Cap Core
---------------------- -------------------------------- ----------- ---------
International Equity                                      15%       5 - 30%
---------------------- -------------------------------- ----------- ---------
                                International Value
---------------------- -------------------------------- ----------- ---------
                                International Growth
---------------------- -------------------------------- ----------- ---------
Global Real Estate                                        0%        0 - 15%
---------------------- -------------------------------- ----------- ---------
                                 Global Real Estate
---------------------- -------------------------------- ----------- ---------
Emerging Markets                                          5%        0 - 10%
---------------------- -------------------------------- ----------- ---------
                                  Emerging Markets
---------------------- -------------------------------- ----------- ---------
Fixed Income                                              60%       50 - 80%
---------------------- -------------------------------- ----------- ---------
Bond                                                      58%       30 - 70%
---------------------- -------------------------------- ----------- ---------
                              Diversified Fixed Income
---------------------- -------------------------------- ----------- ---------
Cash Equivalents                                          2%         0 -20%
---------------------- -------------------------------- ----------- ---------
                           Money Market/Cash Equivalent
---------------------- -------------------------------- ----------- ---------

What are the main risks of investing in the Portfolio?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  investment  styles  in  which it  invests.  This  Portfolio  will be particularly  affected by changes in bond prices and  currency  exchange  rates.
Investments  in  high-yield,  high-risk or "junk" bonds  entail  certain  risks, including  the risk of loss of  principal,  which may be greater  than the risks presented by investment  grade bonds and which should be considered by investors contemplating  an investment in the Portfolio.  Among these risks are those that result from the absence of a liquid secondary market of institutional investors.
The  Portfolio  will also be affected by  prepayment  risk due to its holding of
mortgage-backed   securities.  With  prepayment  risk,  when  homeowners  prepay mortgages  during periods of low interest rates,  the Portfolio may be forced to re-deploy its assets in lower yielding securities.

                                       8

The Portfolio will be particularly  affected by declines in stock prices,  which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock  market or poor  performance  in  specific  companies  or industries.  Stocks of  companies  with  high  growth  expectations  may be more susceptible to price declines if they do not meet those high expectations.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies and involve certain risk and opportunity  considerations not typically  associated  with  investing  in  U.S.  issuers,  and  investments  in securities  of companies in emerging  markets  present a greater  degree of risk than tends to be the case for foreign investments in developed markets.  If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against  currency  risks,  the Portfolio will be subject to the special risks associated with those activities.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 22.

Who should invest in the Portfolio

o    Investors who are in the wealth  preservation  phase,  generally with lower risk tolerance.
o    Investors  in  the  pre-retirement  or  retirement  phase,  looking  for an increase in income.
o    Investors who want a portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a  professional  money manager.

Who should not invest in the Portfolio

o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       9

How has Delaware Conservative Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns  for the  Portfolio's  Institutional
Class  shares  have  varied  over the past ten  calendar  years,  as well as the average annual returns of the  Institutional  Class shares for the one-,  five-, and 10-year periods.  The Portfolio's past performance  (before and after taxes)
is not  necessarily  an  indication  of how it will  perform in the future.  The returns  reflect  expense  caps.  The returns would be lower without the expense caps.  Please see the footnotes on page 10 for additional  information about the expense caps.

Year-by-year total return (Institutional Class)*

------ ------- ------- -------- -------- -------- -------- ------- -------- --------
1998      1999    2000    2001     2002     2003     2004     2005    2006     2007
------ ------- ------- -------- -------- -------- -------- ------- -------- --------
6.49%    4.04%   1.40%   -1.28%   -5.02%   17.30%   7.33%    4.40%   8.76%    4.45%
------ ------- ------- -------- -------- -------- -------- ------- -------- --------

*    Prior to  mid-September,  2008, the Portfolio  operated as a fund of funds,
     investing   primarily   in  other   Delaware   Investments(R)Funds.   Since
     mid-September, 2008, the Portfolio has been restructured to invest directly in  combination  of underlying  securities  representing a variety of asset classes and investment styles  (Restructuring).  The historical  returns do not reflect the Restructuring.  As of June 30, 2008, the year-to-date total return for the Institutional Class is (5.26)%.

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 9.26% for the quarter ended June 30, 2003, and its lowest quarterly return was -6.34% for the quarter ended September 30, 1998.

                                    Average annual returns for periods ending 12/31/07
----------------------------------------------------------------- -------- -------- ---------------------
Delaware Conservative Allocation Portfolio Institutional Class    1 year   5 years        10 Years
                                                                                    (Inception 12/31/97)
----------------------------------------------------------------- -------- -------- ---------------------
Return before taxes                                                4.45%    8.35%          4.63%
----------------------------------------------------------------- -------- -------- ---------------------
Return after taxes on distributions                                3.00%    7.36%          3.30%
----------------------------------------------------------------- -------- -------- ---------------------
Return after taxes on distributions and sale of Portfolio shares   3.11%    6.70%          3.17%
----------------------------------------------------------------- -------- -------- ---------------------
Lehman Brothers U.S. Aggregate Index                               6.97%    4.42%          5.97%
(reflects no deduction for fees, expenses, or taxes)
----------------------------------------------------------------- -------- -------- ---------------------

The  Portfolio's  returns  above are compared to the  performance  of the Lehman
Brothers  U.S.  Aggregate  Index  (Index),  which  measures the  performance  of approximately  6,500 U.S.  corporate and government bonds and other fixed income securities.  You  should  remember  that  unlike  the  Portfolio,  the  Index is unmanaged and does not include the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.  In addition, the Index is not a perfect comparison to the Portfolio, because the Portfolio invests in a variety  of asset  classes,  not  represented  in the  Index,  including  equity securities, international securities and high-yielding corporate bonds.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  IRAs.  The  after-tax  returns  shown  are  calculated  using  the  highest individual  federal  marginal  income tax rates in effect during the Portfolio's lifetime,  and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax  characterization  of the  elements of the
Portfolio's  returns (e.g.,  qualified vs.  non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       10

What are the Portfolios' fees and expenses?

This table  describes the fees and expenses that you may pay if you buy and hold shares  of the  Portfolios.  You do not pay  sales  charges  directly  from your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------------------------- -------------------
Class                                                                     Institutional
------------------------------------------------------------------------- -------------------
Maximum sales charge (load) imposed on purchases as a percentage of       none
offering price
------------------------------------------------------------------------- -------------------
Maximum contingent deferred sales charge (load) as a percentage of        none
original purchase price or redemption price, whichever is lower
------------------------------------------------------------------------- -------------------
Maximum sales charge (load) imposed on reinvested dividends               none
------------------------------------------------------------------------- -------------------
Redemption fees                                                           none
------------------------------------------------------------------------- -------------------
Exchange fees(1)                                                          none
------------------------------------------------------------------------- -------------------

Annual fund operating expenses are deducted from the Portfolios' assets.

--------------------------------------- ---------- ----------- -------------------
                                        Delaware   Delaware    Delaware
                                        Aggressive Moderate    Conservative
                                        Allocation Allocation  Allocation
                                        Portfolio  Portfolio   Portfolio
--------------------------------------- ---------- ----------- -------------------
Management fees(2)                      0.65%      0.65%       0.65%
--------------------------------------- ---------- ----------- -------------------
Distribution and service (12b-1) fees   None       None        None
--------------------------------------- ---------- ----------- -------------------
Other expenses(3)                       0.62%      0.50%       0.52%
--------------------------------------- ---------- ----------- -------------------
Acquired fund fees and expenses         0.04%      0.03%       0.02%
--------------------------------------- ---------- ----------- -------------------
Total annual fund operating expenses    1.31%      1.18%       1.19%
--------------------------------------- ---------- ----------- -------------------
Fee waivers and payments                (0.41%)    (0.28%)     (0.29%)
--------------------------------------- ---------- ----------- -------------------
Net expenses                            0.90%      0.90%       0.90%
--------------------------------------- ---------- ----------- -------------------

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolios  to the  cost  of  investing  in  other  mutual  funds  with  similar investment objectives.  We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.
The  Portfolios'  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here. This example  reflects the net expenses with expense  waivers for the  one-year  contractual  period and the total  operating expenses  without  expense  waivers for years two through 10. This is an example only, and does not represent future expenses,  which may be greater or less than those shown here.

-------- --------------------- -------------------- -----------------------
         Delaware Aggressive   Delaware Moderate     Delaware Conservative
         Allocation Portfolio  Allocation Portfolio   Allocation Portfolio
-------- --------------------- -------------------- -----------------------
1 year              $92                  $92            $92
-------- --------------------- -------------------- -----------------------
3 years             $375                 $347           $349
-------- --------------------- -------------------- -----------------------
5 years             $679                 $622           $626
-------- --------------------- -------------------- -----------------------
10 years           $1,543               $1,407         $1,417
-------- --------------------- -------------------- -----------------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  Management  fees  payable  under  the  investment  advisory  contract  have increased in  connection  with the  Restructuring.  With respect to the new
     Management fees, the investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse expenses for a one-year  period  following the  completion of the  Restructuring  in order to prevent total annual fund operating expenses  (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations,  litigation, certain
     Trustee  retirement  plan  expenses,  conducting  shareholder  meetings and liquidations (collectively,  "non-routine expenses")) from exceeding, in an aggregate amount, 0.90% of average daily net assets of each Portfolio.  For purposes of these waivers and reimbursements, non-routine expenses may also include such additional  costs and expenses as may be agreed upon from time to time by the Portfolios' Board of Trustees (Board) and the Manager. These
     expense waivers and reimbursements include acquired fund fees and expenses.
     This investment  advisory expense  limitation  replaces the current expense limitation.

                                       11

(3)  Expenses have been restated  based on  anticipated  expenses  following the
     Restructuring.

                                       12

How we manage the Portfolios

Our investment strategies

In  order to meet  the  changing  needs of  investors  throughout  their  lives,
Delaware Foundation Funds offers three different  portfolios with varying levels of income and growth  potential and  corresponding  variations in risk. From the most  conservative  (the  Delaware  Conservative  Allocation  Portfolio)  to the
moderate (the Delaware  Moderate  Allocation  Portfolio) to the most  aggressive
(the Delaware Aggressive Allocation Portfolio),  each Portfolio relies on active asset  allocation  and  invests in a  diversified  portfolio  of  securities  of
different   investment   classes   and  styles  as  it  strives  to  attain  its
objective(s).

By allocating  their  investments  across  several  different  asset classes and styles, the Portfolios offer broad  diversification while seeking to produce the desired  risk/return  profile.  The  potential  benefits of such a strategy  are three-fold:

1.      An extra layer of  diversification by using a range of investment styles that  each,  in turn,  invest in a  broadly  diversified  number  of  individual securities;

2.      Access to the investment  expertise of multiple  portfolio  managers and analysts who focus on each of the underlying investment styles; and

3.      A professional portfolio manager who makes asset allocation decisions.

We believe  that the  Portfolios  are an efficient  way to provide  active asset allocation  services to meet the needs of investors  through different stages of their  life and their  accumulation  of  wealth.  Our  active  asset  allocation strategy begins with an evaluation of three key factors:

o    the returns and risks associated with different asset classes;

o    the  correlation  between  different asset classes,  in other words,  their tendency to move up or down together; and

o    the  evolution of the global  opportunity  set, in the form of absolute and relative changes in the investable universe over time.

This  information  is used to  determine  how  much  of each  Portfolio  will be allocated to each asset class. We then select the appropriate  investment styles for investment.  We have identified a select group of investment styles that are appropriate  for the  allocation  strategies  of the  Portfolios.  Each style is listed below along with its investment strategies:

U.S. Large Cap Core

In managing the large cap core investment sleeve (style) for the Portfolios,  we research  individual  companies  and  analyze  economic  and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Portfolios.  The  large cap core  investment  sleeve
(style) employs a bottom-up security selection utilizing  quantitative  screens, fundamental  research,  and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness  of an investment  based on a combination of valuation  measures, earnings  expectations,  cash  flow,  and  balance  sheet  quality.  In  further evaluating  the  attractiveness  of an investment,  we consider  factors such as business  conditions in the company's  industry and its competitive  position in that industry.  We conduct fundamental research on all investments,  which often includes  reviewing  U.S.  Securities  and Exchange  Commission  (SEC)  filings, examining financial  statements,  and meeting with top-level company executives.
When  constructing  the  large  cap core  investment  sleeve  (style),  we apply controls to ensure that the sleeve (style) has acceptable risk  characteristics.
These characteristics include, but are not limited to, size, valuation,  growth, yield,  and  earnings  consistency.  This risk  profile is then  compared to the benchmark index to ensure the large cap core investment  sleeve (style) does not have any  unintended  risk  exposure.  We  strive  to  identify  stocks of large companies that we believe offer above-average  opportunities for long-term price appreciation based on: (1) attractive valuations;  (2) growth prospects; and (3)
strong cash flow.  The large cap core  investment  sleeve (style) will generally invest primarily in common stock of companies with market  capitalizations of at least $2 billion at the time of purchase.

U.S. Large Cap Growth

                                       13

In managing the large cap growth  investment  sleeve (style) for the Portfolios, we research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Portfolios.

We invest  primarily in common  stocks and,  though we have the  flexibility  to invest in companies of all sizes,  we generally  focus on medium- and large-size companies.  Our goal is to own companies  that we expect to grow faster than the
U.S. economy. Using a bottom-up approach, we look for companies that we believe:
(1) have large-end market potential,  dominant business models,  and strong free cash flow generation; (2) demonstrate operational efficiencies; (3) have planned well for capital  allocation;  and (4) have governance  policies that tend to be favorable to shareholders. There are a number of catalysts that might increase a
company's    potential   for   free   cashflow    growth.    Our    disciplined,
research-intensive  selection process is designed to identify catalysts such as:
(1) management changes; (2) new products; (3) structural changes in the economy;
or (4)  corporate  restructurings  and  turnaround  situations.  We  maintain  a diversified  portfolio  representing a number of different  industries.  Such an approach  helps to minimize the impact that any one  security or industry  could have on the  Portfolios  if it were to  experience a period of slow or declining growth.

U.S. Large Cap Value

In managing the large cap value investment sleeve (style) for the Portfolios, we research  individual  companies  and  analyze  economic  and market  conditions, seeking to identify the securities that we believe are the best  investments for the Portfolios.  The large cap value investment sleeve (style) invests primarily in securities of  large-capitalization  companies that we believe have long-term capital appreciation potential. We follow a value-oriented investment philosophy in selecting stocks for the Portfolio using a  research-intensive  approach that considers factors such as: (1) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;
(2) favorable earnings prospects and dividend yield potential; (3) the financial condition  of the issuer;  and (4) various  qualitative  factors.  We may sell a security if we no longer  believe the security  will  contribute  to meeting the investment  objective.  In  considering  whether  to  sell  a  security,  we may evaluate,  among other things,  the factors  listed above,  the condition of the
U.S. economy, the condition of non-U.S.  economies, and changes in the condition and outlook in the issuer's industry sector.

U.S. Small Cap Core

In managing the small cap core investment sleeve (style) for the Portfolios,  we research  individual  companies  and  analyze  economic  and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Portfolios.  We strive to  identify  stocks of small companies that we believe offer above-average  opportunities for long-term price appreciation based on: (1) attractive valuations;  (2) growth prospects; and (3)
strong cash flow. The small cap core investment  sleeve (style) employs employ a
bottom-up  security  selection  utilizing   quantitative  screens,   fundamental
research,  and risk  control to evaluate  stocks  based on both growth and value
characteristics.   We  typically  use  a  quantitative  screen  that  ranks  the attractiveness  of an investment  based on a combination of valuation  measures, earnings  expectations,  cash  flow,  and  balance  sheet  quality.  In  further evaluating  the  attractiveness  of an investment,  we consider  factors such as business  conditions in the company's  industry and its competitive  position in that industry.  We conduct fundamental  research on certain  investments,  which often  includes  reviewing  SEC filings,  examining  financial  statements,  and meeting with top-level company executives. When constructing the sleeve (style),
we  apply   controls  to  ensure  the  sleeve   (style)  has   acceptable   risk
characteristics.  These  characteristics  include, but are not limited to, size, valuation,  growth, yield, and earnings  consistency.  This risk profile is then compared to the benchmark  index to ensure the sleeve  (style) does not have any unintended  risk  exposure.  From time to time,  this  sleeve may also invest in convertible  securities,  futures  contracts,  options on futures  contracts and warrants.

International Value Equity

In  managing  the   international   value  investment  sleeve  (style)  for  the
Portfolios,  we research  individual  companies and analyze  economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Portfolios. We use a value strategy,  investing
primarily  in  equity   securities  which  provide  the  potential  for  capital
appreciation.  In selecting  foreign  stocks,  the portfolio  management  team's philosophy is based on the concept that adversity  creates  opportunity and that transitory problems can be overcome by well-managed companies.  The team uses an approach  that  combines  quantitative,  valuation-based  screening at the early stages followed by comprehensive  company and industry  specific  research.  The team's  philosophy and process are based on the concept that  valuation  screens serve solely as a starting  point in the creation of a portfolio of  undervalued stocks because  accounting  measures only approximate the intrinsic value of any company.  The team's investment universe  segmentation  prioritizes its research and its  bottom-up  contrarian  investment  style  seeks to  identify  mispriced securities.  The  international  value  investment  sleeve  (style) may purchase securities in any foreign country, developed or emerging; however, the portfolio management team currently anticipates investing in Australia,  Austria, Belgium,
Canada, Denmark,  Finland,  France, Germany,  Greece, Hong Kong, Ireland, Italy,

                                    14

Japan, Korea, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore,
Spain,  Sweden,  Switzerland,  Taiwan,  and the United Kingdom.  While this is a representative list, the Porfolios may also invest in countries not listed here.
We maintain a long-term  focus,  seeking  companies that we believe will perform well over the next three to five years.

International Growth

In  managing  the  international   growth  investment  sleeve  (style)  for  the
Portfolios,  we seek to invest primarily in equity  securities that provide the potential for capital appreciation.  The strategy would commonly be described as a growth  strategy.  We may purchase  securities in any foreign,  developed,  or emerging country.

We may invest in foreign securities through investments in exchange traded funds that utilize an international  growth  investment style.  Alternatively,  we may research  individual  companies  and  analyze  economic  and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the  Portfolios.  In selecting such  securities,  we would use a bottom-up  investment  approach  in  buying  and  selling  investments  for  the
Portfolios, and would consider factors such as financial,  economic,  political,
and  regulatory  conditions,   in  addition  to  industry  position  and  growth
prospects.

Emerging Markets

In managing the emerging markets  investment  sleeve (style) for the Portfolios, we research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best investments for the Portfolios.  Our primary emphasis will be on the stocks of companies considered to be from an emerging country. We consider an "emerging country" to be any country that is: (1)  generally  recognized to be an emerging or developing country by the international  financial  community,  including the
World Bank and the  International  Finance  Corporation;  (2)  classified by the
United  Nations as  developing;  or (3)  included in the  International  Finance
Corporation Free Index or the MSCI Emerging Markets Index.

Developing or emerging countries include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New Zealand,  and most nations located in Western and Northern Europe.  A representative  list of the countries where we may invest includes:  Argentina,  Brazil, Chile, China, Croatia,  Czech
Republic, Egypt, Estonia, Hungary, India, Indonesia,  Israel, Malaysia,  Mexico,
Panama,  Poland,  Republic of Korea, Russia, South Africa,  Taiwan,  Turkey, and
Thailand.  We may invest in other  countries,  particularly  as markets in other emerging  countries  develop.  In deciding whether a company is from an emerging country,  we evaluate  publicly  available  information and question  individual companies to determine if the company meets one of the following  criteria:  (1)
the principal  trading market for the company's  securities is in a country that is emerging;  (2) the company is organized  under the laws of an emerging market country and has a principal  office in an emerging  country;  or (3) the company derives a majority of its income from  operations  in emerging  countries,  even though the  company's  securities  are traded in an  established  market or in a combination of emerging and established markets.

Currently,  investing in many emerging  countries is not feasible or may involve significant political risks. We focus investments in emerging countries where we consider  the  economies  to be  developing  strongly  and where the markets are
becoming  more  sophisticated.   In  deciding  where  to  invest,  we  emphasize
investments  that we believe are trading at a discount to  intrinsic  value.  We place  particular  emphasis  on  factors  such  as  political  reform,  economic deregulation,  and  liberalized  trade policy.  We strive to apply a disciplined valuation  process  that allows us to purchase  stocks that are selling for less than what we believe  their  intrinsic  value is. In order to determine  what we believe  a  security's  intrinsic  value  is,  we  evaluate  its  future  income potential,  taking  into  account  the impact  both  currency  fluctuations  and inflation  might have on that income  stream.  We then  analyze what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our  determination  of the security's  value to its current price to determine if it is a good value.  We use income as an indicator of value because we believe it allows us to compare  securities across different sectors  and  different  countries  using one  measurement  standard.  We may be inclined to choose growth-oriented investments if such investments are traded at valuation levels that compare favorably to those of  value-oriented  investments when measured by the discount to their intrinsic value.

Global Real Estate Securities

In managing the global real estate securities  investment sleeve (style) for the
Portfolios,  we research  individual  companies and analyze  economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Portfolios.  We invest in securities  issued by
U.S. and non-U.S.  companies in the real estate and real estate related sectors.
A company in the real estate sector (such as a real estate  operating or service company)  generally  derives at least 50% of its revenue from real estate or has at least 50% of its assets in real  estate.  We will  allocate  the assets among companies in various regions and countries  throughout the world,  including the
U.S.  and  developed,   developing,

                                       15

and  emerging  market  non-U.S.  countries.  Therefore,  we may at times  have a significant investment in real estate companies organized or located outside the
U.S.  Conversely,  under  certain  market  conditions,  we may shift more of the investments  to U.S.  companies.  We may  invest  in  securities  issued  in any currency and may hold foreign currency.

Our investment  strategy is based on both a top-down and a bottom-up  assessment of countries and specific markets. From a top-down perspective, we consider each region's  economy,  including current economic  conditions,  interest rates, job growth,  and  capital  flows.  Our  bottom-up  analysis  is based on a  relative valuation  methodology  that is  focused  on both  real  estate  valuations  and security-level  research  with  disciplined  portfolio  management.  Real estate factors that are important to our analysis include supply/demand, vacancy rates, and rental  growth in a particular  market.  This  market-by-market  research is coupled with an overview of a company's  financials,  cash flow, dividend growth rates,  and management  strategy.  In addition,  we consider  selling a security based generally on the following  disciplines:  a security reaching our targeted
price  ranges;   relative   pricing  of  a  security  versus  other   investment
opportunities; or a negative change in how we view a security's fundamentals.

Diversified Fixed Income

In selecting fixed income securities for each Portfolio,  we takes a disciplined approach to  investing,  combining  investment  strategies  and risk  management techniques  that we believe can help  shareholders  meet their goals. We analyze economic and market  conditions,  seeking to identify the  securities  or market sectors  that we think are the best  investments  for the  Portfolio.  The fixed income investment sleeve (style) allocates its investments principally among the
U.S.  Investment Grade, U.S. High Yield,  International  Developed Markets,  and
Emerging Markets Sectors.

In managing the assets allocated to the investment grade sector,  we will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies or  instrumentalities,  and by U.S.  corporations.  The corporate  debt obligations in which the Portfolio may invest include bonds, notes,  debentures, and commercial paper of U.S. companies.  The U.S. government securities in which we may invest include a variety of securities  which are issued or guaranteed as to the payment of principal and interest by the U.S. government,  and by various agencies or  instrumentalities  which have been  established or sponsored by the
U.S. government.  The investment grade sector of the assets may also be invested in mortgage-backed  securities issued or guaranteed by the U.S. government,  its agencies or instrumentalities,  or by government sponsored  corporations.  Other mortgage-backed  securities  in which the  Portfolio  may  invest  are issued by certain private, non-government entities. Subject to quality limitations, we may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans,  wholesale dealer floor plans, and leases.  Securities purchased by the fixed income  investment  sleeve (style) within this sector will be rated in one of the four highest rating categories or will be unrated  securities that we determine are of comparable quality.

In managing the assets  allocated to the U.S. High Yield sector,  we will invest the assets that are  allocated  to the domestic  high yield sector  primarily in those  securities  having a liberal and  consistent  yield and those  tending to reduce the risk of market fluctuations. We may invest in domestic corporate debt obligations,  including  notes,  which may be  convertible  or  non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock, attached debentures,  convertible debentures, zero coupon bonds, and pay-in-kind securities. We will invest in both rated and unrated bonds. The rated bonds that we may purchase in this sector will generally be rated BB or lower by Standard &
Poor's (S&P) or Fitch, Inc. (Fitch),  Ba or lower by Moody's Investors  Service,
Inc. (Moody's),  or similarly rated by another nationally recognized statistical rating  organization  (NRSRO).  Unrated bonds may be more  speculative in nature than rated bonds.

In managing the assets allocated to the International  Developed Markets sector, we invest primarily in fixed income  securities of issuers organized or having a majority of their  assets or deriving a majority  of their  operating  income in international  developed  markets.  These fixed  income  securities  may include foreign  government  securities,  debt  obligations  of foreign  companies,  and securities issued by supranational entities. A supranational entity is an entity established or financially  supported by the national governments of one or more countries to promote  reconstruction  or development.  Examples of supranational entities include,  among others,  the International  Bank for Reconstruction and
Development  (more commonly known as the World Bank), the European Central Bank, the European Investment Bank, the Inter-American Development Bank, and the Asian
Development Bank. The International  Developed Markets Sector will be subject to certain risks,  including,  but not limited to, the risk that securities  within this sector may be  adversely  affected  by  political  instability,  changes in currency exchange rates, foreign economic conditions,  or inadequate  regulatory and accounting standards.

In managing the assets  allocated to Emerging  Markets  sector,  we may purchase securities  of issuers in any foreign  country,  developed  and  underdeveloped.
These investments may include direct  obligations of issuers located in emerging markets countries. As with the International Sector, the fixed income securities in the Emerging Markets Sector may include foreign government  securities,  debt obligations  of  foreign  companies,  and  securities  issued  by  supranational entities.  In addition to the risks  associated  with  investing  in all foreign securities,  emerging  markets debt is subject to specific  risks,  particularly those

                                       16

that result from emerging markets  generally being less stable,  politically and economically,  than  developed  markets.  There is  substantially  less publicly available  information  about  issuers in emerging  markets  than there is about issuers in developed markets,  and the information that is available tends to be of a lesser  quality.  Also,  emerging  markets are typically less mature,  less liquid, and subject to greater price volatility than are developed markets.

Once we  select  appropriate  investments  for each  Portfolio,  we  continually monitor the market and economic  environments  and the  risk/reward  profiles of each asset  class.  We  actively  adjust  each  Portfolio,  striving to meet its investment objective(s).

The Portfolios' investment objectives are non-fundamental.  This means the Board may change an objective without obtaining  shareholder approval. If an objective were  changed,  shareholders  would  receive at least 60 days' notice before the change becomes effective.

                                       17

The securities we typically invest in

Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional information  about certain of the  securities  described  below as well as other securities in which the Portfolios may invest.

--------------------------------------------------------------------------------
Common stocks
--------------------------------------------------------------------------------

Common  stocks  are  securities   that  represent   shares  of  ownership  in  a
corporation. Stockholders participate in the corporation's profits proportionate to the number of shares they own.

How the  Portfolios  use  them:  The  Portfolios  focus a  portion  of their net investments on common stocks.

--------------------------------------------------------------------------------
Corporate bonds
--------------------------------------------------------------------------------
Corporate bonds are debt obligations issued by a corporation.

How the Portfolios use them: The Portfolios may invest in corporate  bonds rated in one of the four highest  categories by an NRSRO (e.g., at least BBB by S&P or
Baa  by  Moody's),   or  deemed  equivalent  consistent  with  their  investment objectives and policies. For bonds rated below investment grade, please see High yield fixed income securities below.

--------------------------------------------------------------------------------
High yield fixed income securities
--------------------------------------------------------------------------------
High yield fixed income securities are debt obligations  issued by a corporation and rated lower than investment  grade by an NRSRO such as S&P or Moody's.  High yield fixed income  securities are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

How the Portfolios use them: The  Foundation  Aggressive  Allocation  Portfolio,
Foundation  Moderate  Allocation  Portfolio  and  the  Foundation   Conservative
Allocation Portfolio may invest in high yield fixed income securities up to 20%,
25%, and 35% of their net assets, respectively.

Emphasis is typically on those rated BB or Ba by an NRSRO. We carefully evaluate an individual company's financial situation,  its management,  the prospects for its industry,  and the technical factors related to its bond offering.  Our goal is to identify those  companies that we believe will be able to repay their debt obligations  in spite of poor  ratings.  We may  invest in  unrated  bonds if we believe  their credit  quality is  comparable to the rated bonds in which we are permitted to invest.  Unrated bonds may be more speculative in nature than rated bonds.

--------------------------------------------------------------------------------
Convertible securities
--------------------------------------------------------------------------------

Convertible  securities are usually preferred stocks or corporate bonds that can be  exchanged  for a set  number of shares  of common  stock at a  predetermined price. These securities offer higher appreciation  potential than nonconvertible bonds  and  greater  income  potential  than  nonconvertible  preferred  stocks.
Enhanced convertible  preferred stocks offer various yield,  dividend,  or other enhancements and include  instruments like PERCS  (Preferred  Equity  Redemption
Cumulation  Stock),  PRIDES  (Preferred  Redeemable  Increased  Dividend  Equity
Securities), and DECS (Dividend Enhanced Convertible Securities).

How the Portfolios use them: The Portfolios may invest a portion of their assets in  convertible  securities  in any industry  consistent  with their  investment objectives and policies.
--------------------------------------------------------------------------------
Mortgage-backed securities
--------------------------------------------------------------------------------

Mortgage-backed  securities are fixed income  securities that represent pools of mortgages,  with  investors  receiving  principal  and interest  payments as the underlying  mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the
Federal Home Loan Mortgage Corporation  (FHLMC),  Fannie Mae, and the Government
National  Mortgage  Association  (GNMA).  Others are issued by private financial
institutions,   with  some  fully   collateralized  by  certificates  issued  or
guaranteed by the government or its agencies or instrumentalities.

How  the   Portfolios   use  them:   Each  of  the   Portfolios  may  invest  in
mortgage-backed  securities  issued or  guaranteed by the U.S.  government,  its
agencies,   or  instrumentalities   or  by  government  sponsored   corporations
consistent with their investment objectives and policies.

--------------------------------------------------------------------------------
Collateralized  mortgage  obligations (CMOs) and real estate mortgage investment conduits (REMICs)
--------------------------------------------------------------------------------

CMOs are privately  issued  mortgage-backed  bonds whose underlying value is the mortgages that are collected into different

                                       18

pools according to their maturity.  They are issued by U.S.  government agencies and private  issuers.  REMICs are privately issued  mortgage-backed  bonds whose underlying  value is a fixed pool of  mortgages  secured by an  interest in real property.  Like CMOs,  REMICs offer  different pools according to the underlying mortgages'  maturity.  Certain  CMOs and REMICs may have  variable  or  floating interest  rates and others may be stripped.  Stripped  mortgage  securities  are generally considered  illiquid.  CMOs and REMICs issued by private entities - so called  "non-agency  mortgage  backed  securities" - are not  collateralized  by securities  issued  or  guaranteed  by the U.S.  government,  its  agencies,  or instrumentalities.

How the  Portfolios  use them:  The  Portfolios  may  invest in CMOs and  REMICs consistent  with their  investment  objectives and policies.  Illiquid  stripped mortgage securities together with any other illiquid investments will not exceed each Portfolio's limit on illiquid securities.  In addition,  subject to certain
quality  and  collateral   limitations,   the  Delaware  Aggressive   Allocation
Portfolio,  Delaware Moderate Allocation  Portfolio,  and Delaware  Conservative
Allocation Portfolio may invest up 5%, 10%, and 15% of net assets,  respectively in CMO's and REMICs issued by private  entities that are not  collateralized  by securities  issued  or  guaranteed  by  the  US  government,  its  agencies,  or instrumentalities.
--------------------------------------------------------------------------------
Asset-backed securities
--------------------------------------------------------------------------------

Asset-backed  securities  are  bonds or notes  backed  by  accounts  receivable, including home equity, automobile, or credit loans.

How the Portfolios use them:  Each of the Portfolios may invest in  asset-backed securities  rated  in one of the  four  highest  rating  categories  by an NRSRO consistent with their investment objectives and policies.
--------------------------------------------------------------------------------
Real estate investment trusts (REITs)
--------------------------------------------------------------------------------

REITs are pooled investment  vehicles which invest primarily in income-producing real estate or real  estate  related  loans or  interests.  REITs are  generally classified  as equity REITs,  mortgage  REITs,  or a  combination  of equity and mortgage  REITs.  Equity REITs  invest the majority of their assets  directly in real property and derive income  primarily from the collection of rents.  Equity
REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage  REITs  invest the  majority of their  assets in real estate mortgages and derive income from the collection of interest payments.

How the  Portfolios  use them:  Each of the  Portfolios  may invest in shares of
REITs consistent with their investment objectives and policies.
--------------------------------------------------------------------------------
U.S. government securities
--------------------------------------------------------------------------------

U.S. Treasury securities are backed by the "full faith and credit" of the United
States.  Securities issued or guaranteed by federal agencies and U.S. government sponsored  instrumentalities  may or may not be backed  by the  "full  faith and credit" of the United States.  In the case of securities not backed by the "full faith and  credit" of the  United  States,  investors  in such  securities  look principally  to the  agency  or  instrumentality  issuing  or  guaranteeing  the obligation for ultimate repayment.

How  the  Portfolios  use  them:  Each  of the  Portfolios  may  invest  in U.S.
government securities for temporary purposes or otherwise, as is consistent with their investment objectives and policies.
--------------------------------------------------------------------------------
Foreign corporate and government debt securities
--------------------------------------------------------------------------------

A  foreign  corporate  and  government   security  is  debt  issued  by  foreign
corporations  or by a government  other than the United  States or by an agency, instrumentality, or political subdivision of such governments. We will invest in both rated and unrated foreign securities. We may invest in securities issued in any currency and may hold foreign  currencies.  Securities  of issuers  within a given  country  may be  denominated  in the  currency  of another  country or in multinational currency units, such as the euro.

How the  Portfolios  use them:  Each of the  Portfolios may invest in securities issued by foreign  governments  consistent with their investment  objectives and policies.

--------------------------------------------------------------------------------
Repurchase agreements
--------------------------------------------------------------------------------
An agreement between a buyer of securities,  such as a Portfolio,  and seller of securities  in which the  seller  agrees  to buy the  securities  back  within a specified  time at the same price the buyer paid for them,  plus an amount equal to an agreed upon  interest  rate.  Repurchase  agreements  are often  viewed as equivalent to cash.

How the Portfolios  use them: The Portfolios may use repurchase  agreements as a short-term  investment  for their  cash  positions  or for  temporary  defensive purposes.  In order to enter into these  repurchase  agreements,  the Portfolios must have

                                       19

collateral  of at least 102% of the  repurchase  price.  We will only enter into repurchase  agreements in which the  collateral is comprised of U.S.  government securities.  In the Manager's  discretion,  the Portfolios may invest  overnight cash  balances in  short-term  discount  notes issued or  guaranteed by the U.S.
government,   its  agencies  or   instrumentalities   or  government   sponsored
corporations.

--------------------------------------------------------------------------------
Restricted securities
-------------------------------------------------------------------------------
Restricted securities are privately placed securities whose resale is restricted
under  securities  law,  including   securities   eligible  for  resale  without
registration pursuant to Rule 144A under the Securities Act of 1933.

How the  Portfolios  use them:  The  Portfolios  may invest in privately  placed securities,  including  those that are  eligible  for resale only among  certain institutional  buyers  without  registration,  which are commonly known as "Rule
144A Securities." To the extent restricted  securities are illiquid, a Portfolio will limit its  investments  in them in  accordance  with its policy  concerning illiquid securities.

--------------------------------------------------------------------------------
Illiquid securities
--------------------------------------------------------------------------------

Illiquid securities are securities that do not have a ready market and cannot be easily sold within  seven days at  approximately  the price at which a portfolio has valued them. Illiquid  securities include repurchase  agreements maturing in more than seven days.

How the Portfolios use them: The Portfolios may invest no more than 15% of their respective net assets in illiquid securities.

--------------------------------------------------------------------------------
Short-term debt investments
--------------------------------------------------------------------------------

These  instruments  include:  (1) time deposits,  certificates  of deposit,  and bankers  acceptances  issued by a U.S.  commercial bank; (2) commercial paper of the highest quality rating;  (3) short-term  debt  obligations  with the highest quality rating; (4) U.S. government  securities;  and (5) repurchase  agreements collateralized by those instruments.

How the  Portfolios  use them:  Each  Portfolio may invest in these  instruments either as a means to achieve its  investment  objective  or, more  commonly,  as temporary  defensive  investments  or  pending  investment  in  the  Portfolio's principal investment securities.  When investing all or a significant portion of a  Portfolio's  assets  in these  instruments,  a  Portfolio  may not be able to achieve its investment objective.

--------------------------------------------------------------------------------
Time deposits
--------------------------------------------------------------------------------

Time deposits are non-negotiable  deposits  maintained in a banking  institution for a specified period of time at a stated interest rate.

How the  Portfolios  use them:  The  Portfolios  will not purchase time deposits maturing in more than seven days,  and time deposits  maturing from two business days through seven calendar days will not exceed 15% of the total assets of each of the Portfolios.

--------------------------------------------------------------------------------
When-issued and delayed-delivery securities
--------------------------------------------------------------------------------

In  transactions   involving   when-issued  and   delayed-delivery   securities,
instruments  are purchased with payment and delivery  taking place in the future in order to secure what is  considered to be an  advantageous  yield or price at the time of the transaction. The payment obligations and the interest rates that will be  received  are  each  fixed  at the  time a  portfolio  enters  into the commitment and no interest accrues to the portfolio until  settlement.  Thus, it is possible that the market value at the time of  settlement  could be higher or lower  than the  purchase  price if the  general  level of  interest  rates  has changed.

How the  Portfolios  use them:  Each  Portfolio  may  purchase  securities  on a when-issued  or  delayed-delivery  basis.  Each  Portfolio  may not  enter  into when-issued commitments exceeding, in the aggregate,  15% of the market value of its total assets less  liabilities  other than the obligations  created by these commitments.  Each  Portfolio  will  designate  cash or  securities  in  amounts sufficient to cover its obligations, and will value the designated assets daily.

--------------------------------------------------------------------------------
Securities lending transactions
--------------------------------------------------------------------------------

Securities  lending  transactions  involve  the  loan of  securities  owned by a portfolio  to  qualified  dealers  and  investors  for  their  use  relating  to short-sales or other securities  transactions.  These  transactions may generate additional income for a portfolio.

How the Portfolios use them:  Each Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional

                                      20

investors.

--------------------------------------------------------------------------------
Borrowing from banks
--------------------------------------------------------------------------------

A  portfolio  may have  pre-existing  arrangements  with banks that permit it to borrow money from time to time.

How the  Portfolios  use them:  Each  Portfolio  may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. No
Portfolio has the intention of increasing its net income through borrowing.

--------------------------------------------------------------------------------
Zero coupon and pay-in-kind (PIK) bonds
--------------------------------------------------------------------------------

Zero coupon  bonds are debt  obligations  which do not entitle the holder to any periodic  payments  of interest  prior to maturity or a specified  date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value.  PIK bonds pay interest through the issuance to holders of additional securities.

How the  Portfolios  use  them:  The  Portfolios  may  invest  in  fixed  income securities,  including  zero  coupon  bonds and PIK Bonds,  consistent  with the
Portfolios' investment objectives and policies.

--------------------------------------------------------------------------------
American  depositary  receipts (ADRs),  European depositary receipts (EDRs), and global depositary receipts (GDRs)
--------------------------------------------------------------------------------

ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and
GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S.
bank or trust company or a foreign branch of a U.S. bank).  Depositary  receipts represent an ownership  interest in an  underlying  security that is held by the depositary.  Generally,  the underlying security represented by an ADR is issued by a foreign issuer and the underlying security  represented by an EDR or GDR is issued by a foreign or U.S.  issuer.  Sponsored  depositary  receipts are issued jointly  by the  issuer  of the  underlying  security  and the  depositary,  and unsponsored  depositary  receipts  are  issued  by the  depositary  without  the participation of the issuer of the underlying security. Generally, the holder of the depositary  receipt is entitled to all payments of interest,  dividends,  or capital gains that are made on the underlying security.

How the  Portfolios  use  them:  The  Portfolios  may  invest in  sponsored  and unsponsored  ADRs. Such ADRs that the Porfolios may invest in will be those that are actively  traded in the United States.  In conjunction  with the Portfolios'
investments  in  foreign  securities,  we  may  also  invest  in  sponsored  and unsponsored EDRs and GDRs.

To  determine  whether to purchase a security  in a foreign  market or through a depositary  receipt,  we evaluate the price levels, the transaction costs, taxes and administrative  costs, or other relevant factors involved with each security to try to identify the most efficient choice.

--------------------------------------------------------------------------------
Brady Bonds
--------------------------------------------------------------------------------

Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative  announced by U.S. Treasury Secretary Nicholas F. Brady in 1989, as a
mechanism  for  debtor  nations  to  restructure  their   outstanding   external
indebtedness (generally, commercial bank debt).

How the Portfolios use them: The Portfolios may invest in Brady Bonds consistent with their respective investment objective(s).  We believe that economic reforms undertaken by countries in connection  with the issuance of Brady Bonds may make the debt of countries  that have issued or have  announced  plans to issue Brady
Bonds a viable opportunity for investment.

--------------------------------------------------------------------------------
Futures and options
--------------------------------------------------------------------------------

A futures contract is a bilateral  agreement providing for the purchase and sale of a specified type and amount of a financial instrument,  or for the making and acceptance  of a cash  settlement,  at a stated  time in the  future for a fixed price. A call option is a short-term contract pursuant to which the purchaser of the call option,  in return for the premium paid,  has the right to buy, and the seller has the  obligation to sell, the security or other  financial  instrument underlying the option at a specified  exercise price at any time during the term of the option.  A put option is a similar  contract which gives the purchaser of the put option,  in return for a premium,  the right to sell, and the seller has the obligation to buy, the underlying security or other financial  instrument at a specified price during the term of the option. Generally, futures contracts on foreign currencies operate similarly to futures contracts concerning securities, and options on foreign  currencies  operate  similarly to options on securities.
See also "Foreign Currency Transactions" below.

How the Portfolios use them: The Portfolios may invest in futures,  options, and closing transactions related thereto.  These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market a  Portfolio's

                                       21

cash,  short-term debt securities,  and other money market  instruments at times when the  Portfolio's  assets are not fully  invested.  Each  Portfolio may only enter into these  transactions for hedging purposes if it is consistent with its respective  investment  objective(s) and policies. A Portfolio may not engage in
such   transactions  to  the  extent  that  obligations   resulting  from  these
activities,  in the  aggregate,  exceed 25% of its assets.  In addition,  we may enter into futures  contracts,  purchase or sell  options on futures  contracts, trade in options on foreign currencies, and enter into closing transactions with respect  to such  activities  to hedge  or  "cross  hedge"  the  currency  risks associated with their investments.

The  Portfolios  have  claimed  an  exclusion  from the  definition  of the term
"commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

--------------------------------------------------------------------------------
Foreign currency transactions
--------------------------------------------------------------------------------

Portfolios  may invest in  securities  of foreign  issuers and may hold  foreign currency.  In addition,  portfolios may enter into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Portfolios use them: Although the Portfolios value their assets daily in terms of U.S.  dollars,  they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio may, however, from time to time,  purchase  or sell  foreign  currencies  and/or  engage in forward foreign  currency  transactions  in order to expedite  settlement  of  portfolio transactions and to minimize currency value  fluctuations.  A Portfolio may also enter into forward  contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S.  dollars or other  currencies in which the transaction will be consummated.

--------------------------------------------------------------------------------
Interest rate swap, index swap, and credit default swap agreements
--------------------------------------------------------------------------------

In an interest rate swap, a portfolio receives payments from another party based on a variable or floating  interest rate, in return for making payments based on a fixed  interest  rate.  An interest  rate swap can also work in reverse with a portfolio  receiving payments based on a fixed interest rate and making payments based on a variable or floating  interest  rate.  In an index swap,  a portfolio receives gains or incurs losses based on the total return of a specified  index, in exchange for making  interest  payments to another  party.  An index swap can also work in reverse with a portfolio  receiving  interest payments from another party in exchange for movements in the total return of a specified  index.  In a credit  default swap, a portfolio  may transfer the  financial  risk of a credit
event  occurring  (a  bond  default,  bankruptcy,   restructuring,  etc.)  on  a
particular  security  or basket of  securities  to another  party by paying that party a periodic premium; likewise, a portfolio may assume the financial risk of a credit event  occurring on a particular  security or basket of  securities  in exchange for receiving premium payments from another party. Interest rate swaps, index swaps, and credit default swaps may be considered to be illiquid.

How the  Portfolios  use them:  We may use  interest  rate  swaps to adjust  the
Portfolios'  sensitivity  to  interest  rates or to  hedge  against  changes  in interest  rates.  Index swaps may be used to gain exposure to markets that these
Portfolios  invest in, such as the corporate bond market.  We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly  available to a Portfolio on favorable  terms. The Portfolios may enter into credit  default swaps in order to hedge against a credit event,  to enhance total  return,  or to gain  exposure  to certain  securities  or  markets.  If a
Portfolio has any financial obligation under a swap agreement, it will designate cash and liquid  assets  sufficient to cover the  obligation  and will value the designated assets daily as long as the obligation is outstanding.

--------------------------------------------------------------------------------
Investment company securities
--------------------------------------------------------------------------------

Any  investments  in  investment  company  securities  will  be  limited  by the
Investment  Company  Act of 1940,  as  amended  (1940  Act) and would  involve a payment of the pro rata portion of their expenses,  including  advisory fees, of such other  investment  companies.  Under the current  1940 Act  limitations,  a portfolio  may  not:  (i)  own  more  than 3% of the  voting  stock  of  another investment  company;  (ii) invest more than 5% of a portfolio's  total assets in the shares of any one  investment  company;  or (iii)  invest more than 10% of a portfolio's  total  assets  in  shares  of  other  investment  companies.  These percentage limitations also apply to a portfolio's investment in an unregistered investment company.

How the  Portfolios  use them:  All of the  Portfolios  may invest in investment
companies   to  the  extent  that  it  helps  them  achieve   their   investment
objective(s).

--------------------------------------------------------------------------------
Equity linked securities
--------------------------------------------------------------------------------

Equity linked securities are privately issued derivative securities which have a return  component  based on the  performance of a single  security,  a basket of securities, or an index.

                                       22

How the  Portfolios  use them: We may invest up to 10% of each  Portfolio's  net assets in equity linked  securities.  Equity linked securities may be considered illiquid and are subject to each Portfolio's  limitation on illiquid securities.
In some instances,  investments in equity linked  securities may also be subject to each Portfolio's limitation on investments in investment companies.

--------------------------------------------------------------------------------
Bank loans
--------------------------------------------------------------------------------

Bank loans are an interest in a loan or other  direct  indebtedness,  such as an assignment, that entitles the acquirer of such interest to payments of interest, principal,  and/or other  amounts due under the  structure of the loan and other direct  indebtedness.  In addition to being  structured  as secured or unsecured loans,  such  investments  could be  structured as novations or  assignments  or represent trade or other claims owed by a company to a supplier.

How the  Portfolios  use them: The Portfolios may invest in bank loans that meet the credit  standards  established  by the  portfolio  managers.  The  portfolio managers  perform their own independent  credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the  industry  in which the  borrower  operates,  the  nature of the  borrower's assets,  and the general  quality and  creditworthiness  of the  borrower.  Each
Portfolio may invest in bank loans in order to enhance  total return,  to affect diversification,  or to earn  additional  income.  A Portfolio will not use bank loans for reasons inconsistent with its investment objective(s).

Borrowing  from  banks:  We  may  borrow  money  as  a  temporary   measure  for
extraordinary  or emergency  purposes or to  facilitate  redemptions.  Borrowing money  could  result in the  Portfolios  being  unable to meet their  investment objectives.

Temporary defensive positions: In response to unfavorable market conditions,  we
may  make  temporary   investments   in  cash  or  cash   equivalents  or  other
high-quality,  short-term  instruments.  These investments may not be consistent with a Portfolio's investment objective(s). To the extent that a Portfolio holds such  instruments,  the  Portfolio  may be  unable  to  achieve  its  investment objective.

Portfolio  turnover:  It is  possible  that each  Portfolio's  annual  portfolio turnover  will exceed 100%. A turnover rate of 100% would occur if, for example, a Portfolio  bought and sold all of the  securities in its portfolio once in the course  of a year  or  frequently  traded  a  single  security.  A high  rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Initial public offerings (IPOs):  Under certain market  conditions,  a Portfolio may invest in  companies  at the time of their IPO.  Companies  involved in IPOs
generally   have  limited   operating   histories,   and  prospects  for  future
profitability are uncertain.  Prices of IPOs may also be unstable because of the absence of a prior  public  market,  the small  number of shares  available  for trading, and limited investor information.  IPOs may be sold within 12 months of purchase.  This may result in increased  short-term capital gains, which will be taxable to shareholders as ordinary income.

                                       23

The risks of investing in the Portfolios

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you invest in the  Portfolios  you should  carefully  evaluate the risks.  Because of the nature of the Portfolios, you should consider your investment to be a long-term  investment that typically provides  the best  results  when held for a number of  years.  The table  below describes  the  principal  risks you assume when  investing  in the  Portfolios.
Please see the SAI for a further  discussion  of these risks and other risks not discussed here.

--------------------------------------------------------------------------------
Market risk
--------------------------------------------------------------------------------

Market  risk is the risk that all or a majority of the  securities  in a certain market--like the stock or bond market--will  decline in value because of factors such as economic conditions, future expectations, or investor confidence.

How the Portfolios strive to manage it: The value of each Portfolio's  holdings, whether equity or fixed income in orientation,  fluctuates in response to events affecting  markets.  In  a  declining  market  environment,  the  value  of  the
Portfolios'  securities will generally  decline as well. We maintain a long-term approach and focus on securities that we believe can continue to provide returns over an extended period of time regardless of these interim market fluctuations.
Generally,  we do not try to  predict  overall  market  movements  or trade  for short-term purposes.

Each  Portfolio  may  hold a  substantial  part  of its  assets  in cash or cash equivalents as a temporary, defensive strategy.

--------------------------------------------------------------------------------
Industry and security risk
--------------------------------------------------------------------------------

Industry risk is the risk that the value of securities in a particular  industry will  decline  because of  changing  expectations  for the  performance  of that industry.

Security  risk is the risk  that the value of an  individual  stock or bond will decline because of changing  expectations  for the performance of the individual company issuing the stock.

How the Portfolios strive to manage them: The Portfolios  themselves are subject to these risks.  REIT  securities are  particularly  sensitive to changes in the real  estate  market.  The  Portfolios  generally  hold a  number  of  different securities  spread across various sectors.  We also follow a rigorous  selection process  before  choosing  securities  and  continually  monitor them while they remain  invested.  This  combined  with the fact  that the  Portfolios  are well diversified  over  several  assets  classes,  typically  representing  different investment styles, should help to reduce industry and security risk.

--------------------------------------------------------------------------------
Small company risk
--------------------------------------------------------------------------------

Small  company  risk is the risk that  prices of smaller  companies  may be more volatile  than  larger  companies  because of  limited  financial  resources  or dependence on narrow product lines.

How the Portfolios strive to manage it: The Portfolios maintain well-diversified
portfolios,   select  stocks  carefully,   and  monitor  them  continually.   In
determining  the asset  allocation  for the  Portfolios,  we will  evaluate  the current  risk and reward  potential  of  small-cap  stocks  and make  allocation decisions accordingly.

The Delaware  Aggressive  Allocation  Portfolio will generally have  significant exposure to this risk,  due to its greater  emphasis on  equities.  The Delaware
Moderate  Allocation  Portfolio  will have moderate  exposure to this risk.  The
Delaware Conservative  Allocation Portfolio will generally have less exposure to this risk due to its reduced emphasis on equity securities.

--------------------------------------------------------------------------------
Interest rate risk
--------------------------------------------------------------------------------

Interest  rate  risk is the  risk  that  securities  will  decrease  in value if interest  rates rise.  The risk is  generally  associated  with bonds;  however, because smaller companies often borrow money to finance their  operations,  they may be adversely affected by rising interest rates.

How the Portfolios  strive to manage it: The Portfolios,  especially  those that invest significantly in fixed income securities, are subject to various interest rate risks depending upon their  investment  objectives and policies.  We cannot eliminate  those  risks,  but we do try to address them by  monitoring  economic conditions,  especially  interest rate trends and their potential  impact on the
Portfolios.  The Portfolios do not try to increase returns on their  investments in debt securities by predicting and

                                       24

aggressively capitalizing on interest rate movements.

The Delaware  Aggressive  Allocation  Portfolio  will  generally  have  moderate exposure to this risk due to its lesser emphasis on fixed income securities. The
Delaware Moderate Allocation  Portfolio will generally have moderate exposure to this  risk.  For  the  Delaware  Conservative  Allocation  Portfolio,  this is a significant risk due to its substantial allocation to fixed income securities.

--------------------------------------------------------------------------------
Credit risk
--------------------------------------------------------------------------------

Credit  risk is the risk that a bond's  issuer  might be  unable to make  timely payments of interest and principal.

Investing in so-called  "junk" or "high  yield"  bonds  entails  greater risk of principal loss than the risk involved in investment-grade bonds.

A protracted  economic  downturn may severely  disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

How the  Portfolios  strive to manage it: Each of the  Portfolios  investing  in fixed income  securities is subject to some degree of credit risk.  This is less
substantial   for   high-quality,   government-oriented   securities   and  more
significant for securities that invest in lower quality bonds.

Our  careful,  credit-oriented  bond  selection  and  our  commitment  to hold a diversified selection of high yield bonds are designed to manage this risk.

It is likely  that  protracted  periods  of  economic  uncertainty  would  cause increased  volatility in the market  prices of high yield bonds,  an increase in the number of high yield bond  defaults,  and  corresponding  volatility  in the
Portfolio's NAV.

Our holdings of high-quality,  investment grade bonds are less subject to credit risk and may help to balance any credit problems  experienced by individual high yield bond issuers or foreign issuers.

When  selecting  dealers  with whom we would  make  interest  rate or index swap agreements,  we focus on those with  high-quality  ratings and do careful credit analysis before investing.

For the Delaware  Aggressive  Allocation  Portfolio,  this is a less significant risk due to its reduced  emphasis on fixed income  securities.  For the Delaware
Moderate Allocation Portfolio,  this is a moderate risk. Though it probably will invest in high yield fixed income securities,  these holdings may be balanced by an  allocation  to U.S.  equity  securities  or  higher-quality  bonds.  For the
Delaware  Conservative  Allocation  Portfolio,  this may be a  significant  risk because the  Portfolio  may have a  substantial  allocation  to high yield fixed income securities.

--------------------------------------------------------------------------------
Prepayment risk
--------------------------------------------------------------------------------

Prepayment  risk is the risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when  interest  rates are lower than what that bond was paying.  A fund would then have to  reinvest  that money at a lower interest rate.

How the  Portfolios  strive to manage it:  Prepayment  risk can be a significant risk to fixed  income  securities  that have a large  percentage  of holdings in mortgage securities.  In order to manage this risk, when we think interest rates are low, or that rates will be declining,  we will  typically  look for mortgage securities that we believe are less likely to be prepaid. The Portfolios will be more or less subject to this risk  depending on how much they have  allocated to fixed income mortgage securities.

For the Delaware Aggressive  Allocation  Portfolio there is low exposure to this risk due to a reduced emphasis on the fixed income asset class.

For the Delaware Moderate Allocation  Portfolio there is relatively low exposure to this risk, due to its balanced approach and allocation to equity securities.

For the Delaware Conservative Allocation Portfolio,  this could be a significant risk due to its greater focus on the fixed income asset class.

--------------------------------------------------------------------------------
Futures and options risk
--------------------------------------------------------------------------------

Futures and options risk is the possibility that a fund may experience a loss if it employs an options  or  futures  strategy  related to a security  or a market index and that security or index moves in the opposite  direction  from what the
Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that the fund gains from using the strategy.

                                       25

How the  Portfolios  strive to manage it: Each of the Portfolios may use options and futures for  defensive  purposes,  such as to protect gains in the portfolio without actually selling a security,  or to gain exposure to a particular market segment without purchasing individual securities in the segment.

--------------------------------------------------------------------------------
Foreign risk
--------------------------------------------------------------------------------

Foreign risk is the risk that foreign  securities  may be adversely  affected by political instability,  changes in currency exchange rates, inefficient markets, foreign economic conditions,  lack of information,  or inadequate regulatory and accounting standards.

How the Portfolios strive to manage it: Holding both  international and domestic securities in a  well-allocated  portfolio  may actually help to reduce  overall portfolio  risk  since  these  types  of  securities  may  experience  different performance cycles.

We attempt to reduce the risks presented by such investments by conducting world wide fundamental  research,  including country visits.  In addition,  we monitor current economic and market conditions and trends,  the political and regulatory environment,  and the value of currencies in different countries in an effort to identify  the most  attractive  countries  and  securities.  Additionally,  when currencies  appear  significantly  overvalued  compared to average real exchange rates, we may hedge exposure to those currencies for defensive purposes.

The Delaware  Aggressive  Allocation  Portfolio will generally have  significant exposure to this risk, since international holdings may range from 15% to 70% of net assets.  The Delaware  Moderate  Allocation  Portfolio  will  generally have significant  exposure to this risk, since international  holdings may range from
10% to 60% of net assets.  The Delaware  Conservative  Allocation  Portfolio has
moderate exposure to this risk because international  holdings may range from 5%
to 50% of net assets.

--------------------------------------------------------------------------------
Emerging markets risk
--------------------------------------------------------------------------------

Emerging  markets  risk  is the  possibility  that  the  risks  associated  with international  investing  will  be  greater  in  emerging  markets  than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

In addition,  in many  emerging  markets  there is  substantially  less publicly available  information about issuers and the information that is available tends to be of a lesser  quality.  Economic  markets  and  structures  tend to be less mature  and  diverse  and the  securities  markets,  which are  subject  to less government  regulation or  supervision,  may also be smaller,  less liquid,  and subject to greater price volatility.

How the Portfolios  strive to manage it: We carefully select  securities  within emerging  markets and strive to consider all relevant risks  associated  with an individual  company.  We cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy,  industries,  and financial  markets,  and other relevant factors.

The Delaware Aggressive Allocation Portfolio has moderate exposure to this risk, since emerging market  holdings may range from 0% to 20% of its net assets.  The
Delaware Moderate Allocation Portfolio has moderate exposure to this risk, since emerging  market  holdings  may  range  from  0% to 15% of its net  assets.  The
Delaware Conservative Allocation Portfolio has low exposure to this risk because emerging market holdings are limited to 10% of its net assets.

--------------------------------------------------------------------------------
Currency risk
--------------------------------------------------------------------------------

Currency  risk is the risk that the value of a  portfolio's  investments  may be negatively  affected  by changes in foreign  currency  exchange  rates.  Adverse changes  in  exchange  rates may  reduce or  eliminate  any  gains  produced  by investments  that are  denominated  in foreign  currencies  and may increase any losses.

How the  Portfolios  strive to manage it: Each of the  Portfolios are subject to this risk and may try to hedge  currency  risk by  purchasing  foreign  currency exchange  contracts.  By agreeing to purchase or sell  foreign  securities  at a pre-set price on a future date, the Porfolios strive to protect the value of the securities they own from future changes in currency rates.

The Delaware  Aggressive  Allocation  Portfolio will generally have  significant exposure to this risk, because international  holdings may range from 15% to 70%
of its net assets.  The Delaware  Moderate  Allocation  Portfolio will generally have significant  exposure to this risk, since international  holdings may range from  10% to 60%  of  its  net  assets.  The  Delaware  Conservative  Allocation
Portfolio has moderate exposure to this risk because international  holdings may range from 5%

                                       26

to 50% of its net assets.

--------------------------------------------------------------------------------
Liquidity risk
--------------------------------------------------------------------------------

Liquidity risk is the possibility that securities  cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the  Portfolios  strive to manage it:  Each of the  Portfolio's  exposure to illiquid securities is limited to 15% of net assets.

--------------------------------------------------------------------------------
Zero coupon and pay-in-kind (PIK) bonds risk
--------------------------------------------------------------------------------

Zero coupon and PIK bonds are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than  interest-bearing  bonds, and to have certain tax consequences which could,  under certain  circumstances, be adverse to a portfolio.  For example, a portfolio accrues, and is required to distribute  to  shareholders,  income  on its  zero  coupon  bonds.  However,  a portfolio may not receive the cash  associated  with this income until the bonds are sold or mature.  If a portfolio  does not have  sufficient  cash to make the required distribution of accrued income, the portfolio could be required to sell other securities in its portfolio or to borrow to generate the cash required.

How the  Portfolios  strive to manage it: We may  invest in zero  coupon and PIK bonds to the extent consistent with each Portfolio's investment objective(s). We cannot  eliminate the risks of zero coupon bonds,  but we do try to address them by monitoring  economic  conditions,  especially  interest rate trends and their potential impact on the Portfolios.

--------------------------------------------------------------------------------
Transaction costs risk
--------------------------------------------------------------------------------

Transaction  costs  risk is the risk  that the  costs of  buying,  selling,  and holding foreign securities,  including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

How  the  Portfolios  strive  to  manage  it:  The  Portfolios  are  subject  to transaction costs risk to the extent that their objective(s) and policies permit them to invest, and they actually do invest, in foreign securities. We strive to monitor  transaction  costs and to choose an efficient  trading strategy for the
Portfolios.

--------------------------------------------------------------------------------
Valuation risk
--------------------------------------------------------------------------------

A less liquid secondary market, as described above,  makes it more difficult for a portfolio to obtain  precise  valuations  of the high yield  securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities.

How the  Portfolios  strive to manage it: We will  strive to manage this risk by carefully  evaluating  individual  bonds  and by  limiting  the  amount  of each
Portfolio's  assets  that  can be  allocated  to  privately  placed  high  yield securities.

--------------------------------------------------------------------------------
Legislative and regulatory risk
--------------------------------------------------------------------------------

The  United  States  Congress  has,  from  time to  time,  taken  or  considered legislative  actions that could adversely affect the high yield bond market. For
example,   Congressional  legislation  has,  with  some  exceptions,   generally
prohibited  federally  insured savings and loan  institutions  from investing in high yield  securities.  Regulatory  actions  have also  affected the high yield market.  Similar  actions in the future  could reduce  liquidity  for high yield securities,  reduce the number of new high yield  securities  being issued,  and make it more difficult for a Portfolio to attain its investment objective.

How the Portfolios  strive to manage it: We monitor the status of regulatory and legislative  proposals to evaluate any possible  effects they might have on each
Portfolio.

--------------------------------------------------------------------------------
Derivatives risk
--------------------------------------------------------------------------------

Derivatives   risk  is  the  possibility  that  a  portfolio  may  experience  a significant  loss if it employs a  derivatives  strategy  (including  a strategy involving  swaps such as interest rate swaps,  index swaps,  and credit  default swaps)  related to a security or a securities  index and that  security or index moves in the opposite direction from what the portfolio manager had anticipated.
Another  risk  of  derivative   transactions  is  the  creditworthiness  of  the
counterparty  because the transaction  depends on the willingness and ability of the  counterparty  to fulfill  its  contractual  obligations.  Derivatives  also involve additional expenses, which could reduce any benefit or increase any loss to a portfolio from using the strategy.

How the Portfolios  strive to manage it: We will use  derivatives  for defensive purposes,  such as to protect  gains or hedge

                                       27

against potential losses in the Portfolios  without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons  inconsistent with our investment objective(s).

--------------------------------------------------------------------------------
Loans and other direct indebtedness risk
--------------------------------------------------------------------------------

Loans and other direct indebtedness risk involves the risk that a portfolio will not receive payment of principal,  interest, and other amounts due in connection with these  investments and will depend primarily on the financial  condition of the borrower.  For a portfolio of fixed income securities,  loans that are fully secured offer a portfolio more  protection  than unsecured loans in the event of non-payment of scheduled  interest or principal,  although there is no assurance that the  liquidation  of  collateral  from a secured  loan  would  satisfy  the corporate borrower's obligation, or that the collateral can be liquidated.  Some loans or claims may be in default at the time of purchase.  Certain of the loans and the other direct indebtedness  acquired by a portfolio may involve revolving credit  facilities  or other  standby  financing  commitments  which  obligate a portfolio  to  pay  additional  cash  on a  certain  date  or on  demand.  These commitments may require a portfolio to increase its investment in a company at a time when that  portfolio  might not  otherwise  decide to do so (including at a time when the company's  financial condition makes it unlikely that such amounts will be  repaid).  To the  extent  that a  portfolio  is  committed  to  advance additional  funds,  it will at all  times  hold and  maintain,  in a  segregated account,  cash or other high-grade debt  obligations in an amount  sufficient to meet such commitments.

As a portfolio  may be  required to rely upon  another  lending  institution  to collect and pass on to a portfolio  amounts payable with respect to the loan and to enforce a portfolio's rights under the loan and other direct indebtedness, an insolvency,  bankruptcy,  or reorganization of the lending institution may delay or prevent a portfolio from receiving such amounts.  The highly leveraged nature of many such loans and other direct  indebtedness  may make such loans and other direct  indebtedness  especially  vulnerable  to adverse  changes in economic or market conditions.  Investments in such loans and other direct  indebtedness may involve additional risk to a portfolio.

How the  Portfolios  strive  to manage  it:  These  risks may not be  completely eliminated,  but we  will  attempt  to  reduce  these  risks  through  portfolio diversification,  credit  analysis,  and  attention  to trends  in the  economy, industries,  and  financial  markets.  Should  we  determine  that  any of these securities are illiquid,  these would be subject to the Portfolios'  restriction on illiquid securities.

--------------------------------------------------------------------------------
Foreign government and supranational securities risk
--------------------------------------------------------------------------------

Foreign government and supranational  securities risk relate to the ability of a foreign  government or government  related issuer to make timely payments on its external debt obligations.

This  ability to make  payments  will be  strongly  influenced  by the  issuer's balance of payments,  including export performance,  its access to international credits and  investments,  fluctuations in interest rates, and the extent of its foreign reserves.

How the Portfolios strive to manage it: We are subject to this risk with respect to a  Portfolio's  debt  investments  and will  attempt  to limit  this  risk by performing  credit  analysis on the issuer of each security  purchased.  We also attempt to reduce  this risk by  limiting  the portion of net assets that may be invested in these securities.

We also compare the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets to equity or fixed income investments.

--------------------------------------------------------------------------------
High yield, high-risk foreign fixed income securities risk
--------------------------------------------------------------------------------

The economy and interest rates may affect these high yield, high-risk securities differently than they affect other securities. Prices have been found to be less sensitive  to interest  rate changes  than higher  rated  investments,  but more sensitive to adverse  economic  changes or  individual  corporate  developments.
Also,  during an economic  downturn or a substantial  period of rising  interest rates,  highly  leveraged  issuers may experience  financial  stress which would adversely  affect  their  ability  to service  principal  and  interest  payment obligations,  to  meet  projected  business  goals,  and  to  obtain  additional financing.  Changes by  recognized  rating  agencies in their rating of any such security  and in the  ability of the issuer to make  payments  of  interest  and principal  will also  ordinarily  have a more  dramatic  effect on the values of these investments than on the values of higher-rated  securities.  Consequently, these changes will affect a fund's net asset value (NAV) per share.

How the  Portfolios  strive  to manage  it:  We intend to limit the  Portfolios'
investment  in any single lower rated bond,  which can help to reduce the effect of an  individual  default  on the  Portfolios.  We also  intend  to  limit  the
Portfolios' overall holdings of bonds in this category. Such limitations may not protect  the  Portfolios  from  widespread  bond  defaults  brought  about  by a sustained  economic  downturn  or from price  declines  that might  result  from changes in the quality ratings of individual bonds.

                                       28

--------------------------------------------------------------------------------
Real estate industry risk
--------------------------------------------------------------------------------

Real estate industry risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of  availability  of mortgage funds;  overbuilding;  extended  vacancies of properties;  increases in competition,  property taxes, and operating  expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties resulting from, environmental problems;  casualty for condemnation losses; uninsured damages from floods,  earthquakes, or other natural disasters;
limitations on and variations in rents; and changes in interest rates. REITs are
subject  to   substantial   cash  flow   dependency,   defaults  by   borrowers,
self-liquidation,  and the risk of failing to qualify for tax-free  pass-through of income under the Internal  Revenue Code, as amended (Code),  or other similar statute in non-U.S. countries and/or to maintain exemptions from the 1940 Act.

How the Portfolios strive to manage it: To the extent we invest in REITs, we are subject to the risks associated with the real estate industry.  Investors should carefully consider these risks before investing in the Portfolios.

--------------------------------------------------------------------------------
Political risk
--------------------------------------------------------------------------------

Political  risk is the risk that  countries or an entire  region may  experience political  instability.  This may  cause  greater  fluctuation  in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the Portfolios strive to manage it: We evaluate the political  situations in the countries  where we invest and take into account any potential  risks before we select  securities  for a  Portfolio.  However,  there is no way to eliminate political risk when investing  internationally.  In emerging markets,  political risk is  typically  more likely to affect the  economy and share  prices than in developed markets.

--------------------------------------------------------------------------------
Information risk
--------------------------------------------------------------------------------

Information risk is the risk that foreign  companies may be subject to different accounting,  auditing,  and financial  reporting  standards than U.S. companies.
There may be less  information  available  about  foreign  issuers than domestic issuers.  Furthermore,  regulatory  oversight  of  foreign  issuers  may be less stringent or less consistently applied than in the U.S.

How the Portfolios strive to manage it: We conduct  fundamental  research on the companies that we invest in rather than relying solely on information  available through  financial  reporting.  As part of our worldwide  research  process,  we emphasize  company  visits.  We believe this will help us to better  uncover any potential weaknesses in individual companies.

--------------------------------------------------------------------------------
Inefficient market risk
--------------------------------------------------------------------------------

Inefficient  market risk is the risk that  foreign  markets may be less  liquid, have greater price  volatility,  less regulation,  and higher  transaction costs than U.S. markets.

How the Portfolios strive to manage it: We will attempt to reduce these risks by investing  in a number of  different  countries,  noting  trends in the economy, industries, and financial markets.

--------------------------------------------------------------------------------

Disclosure of portfolio holdings information
A description of the  Portfolios'  policies and  procedures  with respect to the
disclosure  of  the  Portfolios'   securities   holdings  is  available  in  the
Portfolios' SAI.

                                       29

Who manages the Portfolios

Investment manager

The Portfolios are managed by Delaware Management Company (Manager), a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc.  The Manager  makes  investment  decisions  for the  Portfolios, manages the  Portfolios'  business  affairs,  and provides daily  administrative services.  Prior to September 24, 2008,  the  Portfolios  invested  primarily in other  Delaware  Investments(R)Funds  and the Manager  managed each  Portfolio's assets by  allocating  them  among  various  Delaware  Investments(R)Funds.  The management  services provided through September 23, 2008 included monitoring the
Delaware  Investments(R)Funds  in order to determine whether they were investing their assets in a manner that was consistent with the asset classes targeted for investment by each Portfolio.  The Manager also oversaw the  Portfolios'  direct investment in securities, managed the Portfolios' business affairs, and provided daily  administrative  services.  For its  services,  the  Manager  was  paid an aggregate  fee,  net of  waivers.  For its  services,  the  Manager  was paid an aggregate fee, net of waivers,  of 0.06%,  0.09%, and 0.05% of average daily net assets  during  the last  fiscal  year for the  Delaware  Aggressive  Allocation
Portfolio,  Delaware Moderate Allocation  Portfolio,  and Delaware  Conservative
Allocation  Portfolio,  respectively.  In  connection  with  the  Restructuring, effective  September 24, 2008, for its services to the  Portfolios,  the Manager will be paid an  aggregate  fee,  net of waivers,  of 0.65% of each  Portfolio's average  daily net assets for net  assets up to $500  million;  0.60% of average daily net assets for net assets  between $500  million and $1 billion;  0.55% of average  daily net assets for assets  between $1 billion and $2.5  billion;  and
0.50% of average daily net assets for net assets above $2.5 billion.

A discussion of the basis for the Board's approval of the Portfolios' investment advisory contract is available in the Portfolios'  annual report to shareholders for the period ended September 30, 2007.

Portfolio managers

Michael J. Hogan assumed primary responsibility for making day-to-day investment decisions for the Portfolios in June 2007. When making investment  decisions for each  Portfolio,  Mr. Hogan  regularly  consults with Paul Grillo,  Sharon Hill,
Francis X. Morris,  and Babak Zenouzi.  The portfolio  managers also rely on the
Advisor's Core, Growth, Value, International, Emerging Markets, and Fixed Income
Investment teams.

Michael J. Hogan, CFA
Executive  Vice  President,   Chief  Investment  Officer,  and  Head  of  Equity
Investments
Michael J.  Hogan  joined  Delaware  Investments  in April  2007 to lead  equity investments,  which comprises eight in-house  investment teams. Prior to joining the firm, he spent 11 years at SEI,  most recently as the managing  director and global  head of equity  for the past  three  years.  SEI's  Global  Equity  team comprised  more than 20 investment  professionals  across four countries and was responsible  for a wide  range of equity  mandates.  Hogan  also led SEI's  U.S.
Equity team, was the director for the Non-U.S.  Equity team, and was a portfolio strategist  on the  Global  Asset  Allocation  team.  He  worked  at  PNC  Asset
Management  for  seven  years as a  senior  economist  and  then as a  portfolio
strategist.   Hogan  started  his  career  at  Wharton  Econometric  Forecasting
Associates.  He  graduated  from the  University  of Delaware  with a bachelor's degree  and a  master's  degree  in  economics,  and he is a  member  of the CFA
Institute and the CFA Society of Philadelphia.

Paul Grillo, CFA
Senior Vice President,  Senior Portfolio  Manager
Paul Grillo is a member of the firm's taxable fixed income portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  He  joined  Delaware  Investments  in 1992,  and also  serves  as a mortgage-backed and asset-backed securities analyst.  Previously, he served as a mortgage  strategist  and trader at  Dreyfus  Corporation.  He also  worked as a mortgage  strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor's degree in business management from North Carolina State  University and an MBA with a concentration in finance from Pace University.

Sharon Hill, Ph.D.
Senior Vice President, Head of Equity Quantitative Research and Analytics
Sharon Hill, Ph.D., is head of equity quantitative  research and analytics.  She began her  career at  Delaware  Investments  as a senior  programmer/analyst  of investment systems within the IT department,  and then moved to the equity group as a quantitative analyst before assuming her current position. Prior to joining the firm in 2000,  she worked as a university  professor,  and as a fixed income financial software developer for Bloomberg.  Dr. Hill holds a bachelor's degree, with honors,  in  mathematics  from the City  University of New York at Brooklyn
College  as  well as a  master's  degree  and  Ph.D.  in  mathematics  from  the
University of  Connecticut.  Dr. Hill's  academic  publications  include work on water waves and complex spring systems.

Francis X. Morris
Senior Vice President, Chief Investment Officer - Core Equity
Francis X. Morris joined Delaware Investments in 1997 and is currently the chief investment  officer  for Core  Equity  investments.  Prior to joining  the firm,
Morris  served as vice  president  and director of equity  research at PNC Asset
Management. He received a bachelor's degree from Providence College and holds an
MBA from Widener  University.  Morris

                                       30

is a past  president of The CFA Society of  Philadelphia  and is a member of the
CFA Institute.  In addition,  he is a former officer of the National Association of Petroleum Investment Analysts.

Babak (Bob) Zenouzi
Senior Vice President, Senior Portfolio Manager
Bob  Zenouzi is the lead  manager  for the  domestic  and global  REIT effort at
Delaware   Investments,   which  includes  the  team,   its  process,   and  its
institutional  and retail products,  which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the  firm's  global  REIT  product.  Additionally,  he serves as lead  portfolio manager for the firm's  Dividend Income  products,  which he helped to create in the 1990s. He rejoined Delaware  Investments in May 2006. In his first term with the firm, he spent seven years as an analyst and portfolio  manager,  leaving in
1999 to work at Chartwell Investment Partners,  where from 1999 to 2006 he was a partner and senior portfolio  manager on Chartwell's  Small-Cap Value portfolio.
He began his career with The Boston Company,  where he held several positions in accounting and financial  analysis.  Zenouzi earned a master's degree in finance from Boston College and a bachelor's degree from Babson College.  He is a member of the National  Association of Real Estate Investment Trusts and the Urban Land
Institute.

The SAI for the Portfolios provides  additional  information about the portfolio managers'  compensation,  other accounts managed by the portfolio managers,  and the portfolio managers' ownership of Portfolio shares.

Manager of managers structure
The Portfolios and the Manager have received an exemptive  order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval  of  the  Board,  to  appoint  and  replace  sub-advisors,  enter  into
sub-advisory  agreements,   and  materially  amend  and  terminate  sub-advisory
agreements on behalf of a Portfolio  without  shareholder  approval  (Manager of
Managers  Structure).  Under the Manager of Managers Structure,  the Manager has
ultimate  responsibility,  subject to oversight by the  Portfolios'  Board,  for overseeing the  Portfolios'  sub-advisors  and  recommending  to the Board their hiring,  termination,  or  replacement.  The SEC  order  does  not  apply to any sub-advisor  that is affiliated  with the  Portfolios or the Manager.  While the
Manager does not currently expect to use the Manager of Managers  Structure with respect to the  Portfolios,  the Manager  may, in the future,  recommend  to the
Portfolios'  Board the  establishment  of the Manager of Managers  Structure  by recommending  the hiring of one or more  sub-advisors to manage all or a portion of a Portfolio's assets.

The Manager of Managers Structure enables the Portfolios to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall  management  and advisory fees payable by the Portfolios without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       31

Who's who?

This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R)FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    The Bank of New York Mellon
2005 Market Street                                                                             One Mellon Center,
Philadelphia, PA 19103-7094                                  The Portfolios                    Pittsburgh, PA 15258

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055

Portfolio managers
(see page 29 for details)
                                                           Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's  investment  manager and  distributor.  However,  the Portfolios  rely on certain  exemptive rules adopted by the SEC that require their board of trustees to be comprised of a majority of such independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary  wholesaler Pursuant to a contractual  arrangement with a fund's distributor, a financial intermediary wholesaler is primarily responsible for  promoting  the  sale  of  fund  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

                                       32

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and disburse  dividends,  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       33

About your account

Investing in the Portfolios

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates and of  securities  dealer  firms with a selling  agreement  with  Delaware
     Distributors, L.P. (Distributor);

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Manager or its affiliates and clients of Delaware Investment  Advisers,  an affiliate of the Manager,  as well as the  clients'  affiliates,  and their corporate  sponsors,  subsidiaries,  related  employee  benefit plans,  and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company, or similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high net  worth  individuals  having at least
     $1,000,000  entrusted to the registered  investment  advisor for investment purposes. Use of the Institutional Class shares is restricted to registered investment  advisors who are not affiliated or associated  with a broker or dealer and who derive  compensation  for their  services  exclusively  from their advisory clients;

o    certain  plans  qualified  under Section 529 of the Code for which a Fund's
     Manager,  Distributor, or service agent, or one or more of their affiliates provide recordkeeping,  administrative,  investment management,  marketing, distribution, or similar services; or

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Portfolios) to certain  affiliated or unaffiliated  brokers,  dealers,  or other financial intermediaries (Financial  Intermediaries) in connection with the sale or  retention  of  Portfolio  shares  and/or  shareholder  servicing,  including providing  the  Portfolios  with  "shelf  space"  or a higher  profile  with the
Financial Intermediary's consultants, sales persons, and customers (distribution assistance).  The level of payments made to a qualifying Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable  laws and  regulations,  the Distributor may pay, or allow its affiliates  to pay,  other  promotional  incentives  or  payments  to  Financial
Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of a Portfolio's shares.

For more information, please see the Portfolios' SAI.

                                       34

How to buy shares

By mail

Complete an  investment  slip and mail it with your check,  made  payable to the
Portfolio  and class of shares you wish to  purchase,  to Delaware  Investments,
P.O. Box 219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City,
MO 64105 for  investments  by overnight  courier  service.  If you are making an initial  purchase by mail, you must include a completed  investment  application
(or an appropriate  retirement plan  application if you are opening a retirement account) with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, bank account number 8900403748.  Include your account number and the name of the Portfolio in which you want to invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that you may not exchange your shares for Class A shares, other than Delaware Cash Reserve Fund. You may not exchange  shares for Class B,
Class C or Class R shares.  To open an account  by  exchange,  call your  Client
Services Representative at 800 362-7500.

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern time,  you will pay that day's closing share price,  which is based on a
Portfolio's NAV. If your order is received after the close of regular trading on the NYSE,  you will pay the next business day's price. A business day is any day that the NYSE is open for  business  (Business  Day).  We  reserve  the right to reject any purchase order.

We determine  the NAV per share for each class of the  Portfolio at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the  Portfolios is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the  resulting  number by the number of shares  outstanding  for that class.  We generally  price  securities  and other assets for which market  quotations are readily available at their market value.
For a Portfolio that invests primarily in foreign securities, the NAV may change on days when the  shareholder  will not be able to purchase or redeem  Portfolio shares. We price fixed income securities on the basis of valuations  provided to us by an independent pricing service that uses methods approved by the Board. We price  fixed  income  securities  that have a  maturity  of less than 60 days at amortized cost, which  approximates  market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation
When a Portfolio uses fair value  pricing,  it may take into account any factors
it  deems  appropriate.   A  Portfolio  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S.  futures  markets),  and/or U.S. sector or broader stock market  indices.  The price of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective  judgments and it is possible that the fair value  determined  for a security is  materially  different  than the value that could be realized upon the sale of that security.

The  Portfolios  anticipate  using fair value pricing for  securities  primarily traded on U.S.  exchanges  only under very  limited  circumstances,  such as the early  closing of the  exchange on which a security is traded or  suspension  of trading  in the  security.  The  Portfolios  may use  fair  value  pricing  more frequently for securities  traded primarily in non-U.S.  markets because,  among other things,  most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility  that significant  events,  including broad market

                                       35

moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools, to the extent available.

Subject  to  the  Board's   oversight,   the  Portfolios'  Board  has  delegated
responsibility for valuing each Portfolio's assets to a Pricing Committee of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address,  we send one copy of the  Portfolios'  prospectus and annual and semiannual  reports to that address,  unless you opt otherwise.  This will help us reduce  the  printing  and  mailing  expenses  associated  with the
Portfolios. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive  individual  materials.  If you wish to receive  individual  materials,  please  call your  Client  Services
Representative  at 800 362-7500.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       36

How to redeem shares

By mail

You may redeem your shares (sell them back to the  Portfolio) by mail by writing to: Delaware Investments,  P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
All owners of the account must sign the request.  For  redemptions  of more than
$100,000,  you must  include a signature  guarantee  for each  owner.  Signature guarantees  are also required when  redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling  them back to the  Portfolios).  Your  financial  advisor  may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account  balance falls below $250, a Portfolio may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware  Investments(R)Fund.  If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class A shares of another Delaware  Investments(R)Fund,  other than Delaware Cash Reserve Fund.
You may not  exchange  your  shares  for Class B,  Class C, or Class R shares of another  Delaware  Investments(R)Fund.  We may refuse the  purchase  side of any exchange request,  if, in the Manager's judgment, a Portfolio would be unable to invest  effectively in accordance with its investment  objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Portfolio shares
Each  Portfolio  discourages  purchases  by market  timers and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market timers may be rejected.  The Portfolios'  Board has adopted  policies and procedures designed to detect,  deter, and prevent trading activity  detrimental to the Portfolios and their shareholders,

                                       37

such as market timing. The Portfolios will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to
be a market timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market timing has occurred,  a Portfolio  will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares  through the exchange  privilege.  Each  Portfolio  reserves the right to consider other trading patterns to be market timing.

Your ability to use a Portfolio's  exchange  privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange  order.  Each Portfolio  reserves the right to restrict or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of a Portfolio's  market timing policy are not necessarily deemed accepted by a Portfolio and may be rejected by a Portfolio on the next Business Day following receipt by a Portfolio.

Redemptions  will  continue to be permitted in accordance  with the  Portfolios'
current  Prospectus.  A redemption of shares under these  circumstances could be costly to a shareholder if, for example,  the shares have declined in value, the shareholder  recently paid a front-end sales charge, the shares are subject to a contingent  deferred  sales  charge  (CDSC,  or the sale  results in adverse tax consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

Each  Portfolio  reserves the right to modify this  policy,  at any time without notice, including modifications to the Portfolios' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation  of this  policy  involves  judgments  that  are  inherently  subjective  and may be selectively  applied,  we seek to  make  judgments  and  applications  that  are consistent  with the interests of the  Portfolios'  shareholders.  While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the  Portfolios'  market timing  policy does not require the  Portfolios to take action in response to frequent  trading  activity.  If a Portfolio elects not to take any action in response to frequent trading,  such frequent trading activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders  that  engage  in  rapid  purchases  and  sales or  exchanges  of a
Portfolio's  shares  dilute the value of shares held by long-term  shareholders.
Volatility  resulting  from  excessive  purchases  and  sales  or  exchanges  of
Portfolio  shares,  especially  involving  large  dollar  amounts,  may  disrupt efficient portfolio management.  In particular,  a Portfolio may have difficulty implementing its long-term  investment  strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio's shares may also force a Portfolio to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate  short-term  trading  activity.  This could  adversely affect a Portfolio's  performance if, for example,  a Portfolio incurs increased brokerage costs and  realization of taxable capital gains without  attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally,  4:00 p.m. Eastern time).  Developments that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction  monitoring  procedures Each Portfolio,  through its transfer agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Portfolio shares.  This monitoring  process involves several factors, which include  scrutinizing  transactions in Portfolio  shares for violations of the  Portfolios'  market  timing  policy  or other  patterns  of  short-term  or excessive trading. For purposes of these transaction monitoring procedures,  the
Portfolios  may  consider  trading  activity by multiple  accounts  under common ownership,  control,  or  influence  to be trading by a single  entity.  Trading activity  identified  by

                                       38

these  factors,  or as a result  of any  other  available  information,  will be evaluated to determine  whether such activity  might  constitute  market timing.
These  procedures  may be modified from time to time to improve the detection of excessive or short-term  trading or to address other concerns.  Such changes may be  necessary  or  appropriate,  for  example,  to deal with issues  specific to certain  retirement  plans,  plan  exchange  limits,  U.S.  Department  of Labor regulations, certain automated or pre-established exchange, asset allocation, or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account  arrangements are common forms of holding shares of a Portfolio, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of  retirement  plans and  variable  insurance  products.  A
Portfolio will attempt to have financial  intermediaries  apply the  Portfolio's
monitoring   procedures  to  these  omnibus   accounts  and  to  the  individual
participants  in  such  accounts.  However,  to  the  extent  that  a  financial intermediary is not able or willing to monitor or enforce a Portfolio's frequent trading policy with respect to an omnibus  account,  the Portfolio or its agents may require the financial  intermediary  to impose its frequent  trading policy, rather than the Portfolio's  policy, to shareholders  investing in the Portfolio through the financial intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions on the frequency of trading than a Portfolio. Such restrictions may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or redeemed  Portfolio  shares,  and similar  restrictions.  A Portfolio's  ability to impose such  restrictions with respect to accounts traded through particular financial  intermediaries may vary
depending   on   systems   capabilities,   applicable   contractual   and  legal
restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts, a Portfolio may consider enforcement against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the  Portfolios  and their agents to detect  market timing in Portfolio shares,  there is no guarantee that a Portfolio will be able
to  identify  these  shareholders  or  curtail  their  trading   practices.   In
particular,  a Portfolio  may not be able to detect  market  timing in Portfolio shares attributable to a particular  investor who effects purchase,  redemption, and/or  exchange  activity in Portfolio  shares through  omnibus  accounts.  The difficulty  of  detecting  market  timing  may be  further  compounded  if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and  distributions.  Each Portfolio  intends to qualify each year as a regulated  investment company under the Code. As a regulated investment company, a  Portfolio  generally  pays no  federal  income tax on the income and gains it distributes  to you.  The  Portfolios  intend  to make  distributions  at  least annually,  usually in December,  of  substantially  all of their net  investment income and any net realized  capital  gains.  A Portfolio  may  distribute  such income  dividends and capital gains more frequently,  if necessary,  in order to reduce or eliminate federal excise or income taxes on the Portfolio.  The amount of any  distribution  will vary,  and there is no guarantee a Portfolio will pay either an income  dividend or a capital  gains  distribution.  We  automatically reinvest  all  dividends  and any  capital  gains,  unless  you  direct us to do otherwise.

Annual  statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in January,  are taxable as if they were paid in December.  The  Portfolios may reclassify income after your tax reporting statement is mailed to you. Prior to issuing  your  statement,  the  Portfolios  make  every  effort to search for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However, when necessary, the Portfolios will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid  "buying  a  dividend."  If you are a  taxable  investor  and  invest in a
Portfolio  shortly  before  the  record  date  of a  taxable  distribution,  the distribution will lower the value of the Portfolio's shares by the amount of the distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  considerations.  In  general,  if you  are a  taxable  investor,  Portfolio distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional
Portfolio shares or receive them in cash.

                                       39

For federal income tax purposes,  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders  at long-term  capital gain rates provided  certain  holding period requirements are met.

Sale or redemption of portfolio shares. A sale or redemption of Portfolio shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.
For tax purposes, an exchange of your Portfolio shares for shares of a different
Delaware Investments(R) Fund is the same as a sale.

Backup  withholding.  By law,  if you do not provide  the  Portfolios  with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any  distributions  of income,  capital gains,  or  proceeds  from the sale of your  shares.  The  Portfolios  also must withhold if the IRS  instructs it to do so. When  withholding  is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Portfolio  distributions  and gains  from the sale or  exchange  of your
Portfolio shares generally are subject to state and local taxes.

Non-U.S.  investors may be subject to U.S.  withholding at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special U.S. tax  certification requirements  to avoid backup  withholding  and claim any treaty  benefits.  The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Portfolio to non-U.S. investors will terminate and no longer be available  for dividends  paid by the  Portfolio  with respect to its taxable years beginning after September 30, 2008, unless such exemptions are extended or made permanent.

Income received by a Portfolio from certain equity interests in mortgage pooling vehicles is treated as "excess  inclusion  income." A Portfolio  may derive such income  either  directly or through an investment  in a  US-qualified  REIT that holds  such  interests  or  qualifies  as a  taxable  mortgage  pool.  The rules concerning  excess inclusion  income are complex and unduly  burdensome in their current form, and the Portfolios are awaiting  further  guidance from the IRS on how these  rules are to be  implemented.  Shareholders  should talk to their tax advisors  about whether an  investment  in a Portfolio is a suitable  investment given the potential tax consequences of the Portfolio's receipt and distribution of excess inclusion income.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Portfolio.

                                       40

Financial highlights

The  financial  highlights  tables  are  intended  to help  you  understand  the
Portfolios'  financial   performance.   All  "per  share"  information  reflects
financial  results  for a single  Portfolio  share.  This  information  has been audited by Ernst &  Young,  LLP, except as indicated  below. The Portfolios'
annual report, which is available upon request by calling 800 523-1918, includes the report of Ernst  &  Young,  LLP,  along with the  Portfolios'  financial statements.

------------------------------------------------------------ -----------------------------------------------------------------------
Delaware Aggressive Allocation Portfolio                                                    Institutional Class

                                                             ------------ ----------------------------------------------------------
                                                             Six Months                         Year ended 9/30
                                                             Ended
                                                             3/31/08(1)
                                                             Unaudited)     2007       2006         2005      2004       2003

------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Net asset value, beginning of period                           $11.380      $10.630   $10.100      $8.760     $7.760     $6.390
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------

------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Income (loss) from investment operations:
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Net investment income(2)                                        0.105        0.134     0.134       0.067      0.053      0.027
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Net realized and unrealized gain (loss) on investments         (1.174)       1.381     0.578       1.344      0.999      1.413
                                                                -----        -----     -----       -----      ----       -----
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Total from investment operations                               (1.069)       1.515     0.712       1.411      1.052      1.440
                                                                -----        -----     -----       -----      -----      -----
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Less dividends and distributions from:
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Net investment income                                          (0.294)      (0.189)   (0.125)     (0.071)    (0.052)    (0.070)
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Net realized gain on investments                               (0.327)      (0.576)   (0.057)       ---        ---        ---
                                                                -----        -----     -----
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Total dividends and distributions                              (0.621)      (0.765)   (0.182)     (0.071)    (0.052)    (0.070)
                                                                -----        -----     ----        -----      -----      -----
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Net asset value, end of period                                 $9.690       $11.380   $10.630     $10.100     $8.760     $7.760
                                                               ======       =======   =======     =======     ======     =======
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Total return(3)                                                (9.88%)      14.87%     7.12%       16.16%     13.58%     22.69%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Ratios and supplemental data:
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Net assets, end of period (000 omitted)                         $318         $115       $99         $550       $635       $557
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Ratio of expenses to average net assets                         0.55%        0.56%     0.55%       0.58%      0.55%      0.55%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Ratio of expenses to average net assets prior to                0.61%        0.75%     0.83%       0.81%      1.37%      1.86%
expense limitation and expense paid indirectly
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Ratio of net investment income to average net assets            2.00%        1.23%     1.31%       0.70%      0.63%      0.38%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Ratio of net investment income (loss) to average net assets     1.94%        1.04%     1.03%       0.47%     (0.19%)    (0.93%)
prior to expense limitation and expense paid indirectly
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------
Portfolio turnover                                               27%          8%         9%         15%        12%         5%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------- -------------

1    Ratios and portfolio turnover have been annualized and total return has not been annualized.

2    The  average  shares  outstanding  method  has been  applied  for per share information.

3    Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the waiver not been in effect.

                                       41

----------------------------------------------------------- ------------------------------------------------------------------------
Delaware Moderate Allocation Portfolio                                                          Institutional Class

                                                            ---------------------- -------------------------------------------------
                                                            Six Months                                 Year ended 9/30
                                                            Ended
                                                            3/31/08(1)
                                                            (Unaudited)   2007       2006        2005      2004      2003
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Net asset value, beginning of period                             $11.200  $10.300    $9.800     $8.850     $8.110    $6.910
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Income (loss) from investment operations:
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Net investment income(2)                                          0.133    0.208     0.188      0.133      0.116     0.106
------------------------------------------------------------ ------------ -------- --------- ----------- --------- ------------
Net realized and unrealized gain (loss) on investments           (0.853)   0.950     0.453      0.962      0.741     1.250
                                                                  -----    -----     -----      -----      -----     -----
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Total from investment operations                                 (0.720)   1.158     0.641      1.095      0.857     1.356
                                                                  -----    -----     -----      -----      -----     -----
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Less dividends and distributions from:
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Net investment income                                            (0.308)  (0.229)   (0.141)    (0.145)    (0.117)   (0.156)
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Net realized gain on investments                                 (0.202)  (0.029)     ---        ---        ---       ---
                                                                  -----    -----      ---        ---        ---       ---
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Total dividends and distributions                                (0.510)  (0.258)   (0.141)    (0.145)    (0.117)   (0.156)
                                                                  -----    -----     -----      -----      -----     -----
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Net asset value, end of period                                   $9.970   $11.200   $10.300     $9.800     $8.850    $8.110
                                                                  =====    ======    ======     ======     ======    ======
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Total return(3)                                                  (6.70%)  11.41%     6.60%      12.46%     10.61%    19.92%
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Ratios and supplemental data:
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Net assets, end of period (000 omitted)                          $1,157     $98       $401       $643       $774      $831
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Ratio of expenses to average net assets                           0.53%    0.56%     0.55%      0.58%      0.55%     0.55%
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Ratio of expenses to average net assets prior to expense          0.53%    0.72%     0.84%      0.79%      1.32%     1.74%
limitation and expense paid indirectly
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Ratio of net investment income to average net assets              2.53%    1.92%     1.90%      1.42%      1.33%     1.42%
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Ratio of net investment income to average net assets              2.53%    1.76%     1.61%      1.21%      0.56%     0.23%
prior to expense limitation and expense paid indirectly
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------
Portfolio turnover                                                 25%      8%         6%         7%        13%        9%
----------------------------------------------------------- ------------ -------- --------- ----------- --------- -------------

1    Ratios and portfolio turnover have been annualized and total return has not been annualized.

2    The  average  shares  outstanding  method  has been  applied  for per share information.

3    Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver by the manager,  as applicable.  Performance  would have been lower had the waiver not been in effect.

                                       42

------------------------------------------------------------- ----------------------------------------------------------------------
Delaware Conservative Allocation Portfolio                                                        Institutional Class

                                                              ----------------- ----------------------------------------------------
                                                              Six Months                         Year ended 9/30
                                                              Ended
                                                              3/31/08(1)
                                                              Unaudited)  2007       2006         2005     2004      2003

------------------------------------------------------------- ---------------------- ---------------------------- -------------
Net asset value, beginning of period                           $9.800     $9.290     $9.020      $8.470    $7.930    $7.040
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Income (loss) from investment operations:
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Net investment income(2)                                        0.151      0.284     0.264       0.226     0.176     0.191
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Net realized and unrealized gain (loss) on investments         (0.484)     0.512     0.241       0.522     0.468     0.861
                                                                -----      -----     -----       -----     -----     -----
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Total from investment operations                               (0.333)     0.796     0.505       0.748     0.644     1.052
                                                                -----      -----     -----       -----     -----     -----
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Less dividends and distributions from:
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Net investment income                                          (0.348)    (0.286)    (0.235)     (0.198)   (0.104)   (0.162)
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Net realized gain  on investments                              (0.099)     ---         ---         ---       ---        ---
                                                                -----
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Total dividends and distributions                              (0.447)    (0.286)    (0.235)     (0.198)   (0.104)   (0.162)
                                                                =====      -----      -----       -----     -----     -----
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Net asset value, end of period                                 $9.020     $9.800     $9.290      $9.020    $8.470    $7.930
                                                                =====      =====      =====       =====     =====     =====
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Total return(3)                                                (3.55%)     8.72%     5.71%       8.92%     8.16%     15.12%
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Ratios and supplemental data:
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Net assets, end of period (000 omitted)                         $142        $87       $80         $254      $387      $300
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Ratio of expenses to average net assets                         0.55%      0.56%     0.55%       0.57%     0.55%     0.55%
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Ratio of expenses to average net assets prior to expense        0.57%      0.76%     0.92%       0.90%     1.32%     1.68%
limitation and expense paid indirectly
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Ratio of net investment income to average net assets            3.21%      2.98%     2.95%       2.60%     2.11%     2.55%
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Ratio of net investment income to average net assets            3.19%      2.78%     2.58%       2.27%     1.34%     1.42%
prior to expense limitation and expense paid indirectly
------------------------------------------------------------- ---------------------- ---------------------------- -------------
Portfolio turnover                                               35%        13%        9%          8%       25%        1%
------------------------------------------------------------- ---------------------- ---------------------------- -------------

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver by the manager.  Performance  would have been lower had the waiver not been in effect.

                                       43

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and  distributions  from Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table, we include  applicable fee waivers,  exclude  front-end sales charges and
CDSCs,  and assume the  shareholder  has  reinvested  all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       44

Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative
800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Delaware Foundation Funds Portfolio Symbols
                                                CUSIP               NASDAQ
Delaware Aggressive Allocation Portfolio      245918859             DFGIX
                (Institutional Class)

Delaware Moderate Allocation Portfolio        245918800             DFFIX
                (Institutional Class)

Delaware Conservative Allocation Portfolio    245918404             DFIIX
                (Institutional Class)

                                       45

Additional  information  about the  Portfolios'  investments is available in the
Portfolios'  annual and semiannual  reports to shareholders.  In the Portfolios'
annual  shareholder  report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's  performance during the period covered by the report. You can find more information about the
Portfolios in the current SAI, which we have filed  electronically  with the SEC and  which  is  legally  a  part  of  this  Prospectus  (it is  incorporated  by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolios, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail, or 430 W. 7th
Street,  Kansas City, MO 64105 by overnight  courier service,  or call toll-free
800  523-1918.  Please do not send any  correspondence  to 2005  Market  Street,
Philadelphia,  PA  19103-7094.  The  Portfolios'  SAI and annual and  semiannual reports  to  shareholders  are  also  available,  free of  charge,  through  the
Portfolios'  Web  site   (www.delawareinvestments.com).   You  may  also  obtain
additional information about the Portfolios from your financial advisor.

You can find reports and other  information  about the  Portfolios  on the EDGAR database  on the SEC Web site  (www.sec.gov).  You can also get  copies  of this information,  after  payment  of a  duplicating  fee,  by  e-mailing  the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington, D.C. 20549-0102.  Information about the Portfolios,  including their
SAI,  can be  reviewed  and  copied  at  the  SEC's  Public  Reference  Room  in
Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act file number: 811-08457

               [GRAPHIC OMITTED][GRAPHIC OMITTED][GRAPHIC OMITTED]

                                       46

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 20, 2008

                         DELAWARE GROUP FOUNDATION FUNDS
                    Delaware Aggressive Allocation Portfolio
                     Delaware Moderate Allocation Portfolio
                   Delaware Conservative Allocation Portfolio

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For Prospectus, Performance and Information on Existing Accounts of
 Class A Shares, Class B Shares, Class C Shares, and Class R Shares: 800 523-1918

        For more information about the Institutional Class: 800 510-4015

               Dealer Services (Broker/dealers only): 800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware  Aggressive  Allocation  Portfolio,  Delaware  Moderate  Allocation and
Delaware  Conservative   Portfolio  (each  individually,   a  "Portfolio",   and
collectively,  the "Portfolios"),  which are series of Delaware Group Foundation
Funds (the  "Trust").  Each  Portfolio  offers  Class A, B, C and R Shares (each individually,  a  "Class"  and  collectively,  the  "Portfolio  Classes").  Each
Portfolio also offers an Institutional  Class (the "Institutional  Class").  All
references  to  "shares"  in this Part B refer to all  classes  of shares of the
Portfolios,  except where noted. The Portfolios'  investment manager is Delaware
Management  Company,  a  series  of  Delaware  Management  Business  Trust  (the
"Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
prospectuses  for the Portfolios,  each dated September 20, 2008, as they may be amended  from time to time (the  "Prospectuses").  This Part B should be read in conjunction  with  the  applicable  Prospectus.  This  Part  B is not  itself  a prospectus  but  is,  in  its  entirety,  incorporated  by  reference  into  the
Prospectuses. A Prospectus may be obtained by writing or calling your investment
dealer  or  by  contacting  the  Portfolios'  national   distributor,   Delaware
Distributors,  L.P. (the "Distributor"),  at the above address or by calling the above phone number. Each Portfolio's  financial  statements,  the notes relating thereto,  the  financial  highlights  and the report of  independent  registered public  accounting  firm are  incorporated  by reference  from each  Portfolio's
Annual  Reports into this Part B. The Annual  Reports will accompany any request for Part B. The Annual Reports can be obtained,  without charge,  by calling 800
523-1918.

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                         Page                                                           Page
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Organization and Classification                            2    Purchasing Shares                                        42
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Investment Objectives, Restrictions and Policies           2    Investment Plans                                         53
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Investment Strategies and Risks                            4    Determining Offering Price and Net Asset Value           56
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Disclosure of Portfolio Holdings Information              25    Redemption and Exchange                                  57
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Management of the Trust                                   25    Distributions and Taxes                                  63
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Investment Manager and Other Service Providers            34    Performance Information                                  71
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Portfolio Managers                                        38    Financial Statements                                     71
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Trading Practices and Brokerage                           40    Principal Holders                                        72
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Capital Structure                                         42
-------------------------------------------------------- ------ ------------------------------------------------------ -------

                                       1

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization

     The Trust was organized as a Delaware statutory trust on October 24, 1997.

Classification

     The Trust is an open-end management  investment company. The Portfolios are diversified  as defined by the  Investment  Company Act of 1940, as amended (the
"1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     The Portfolios'  investment  objectives are described in the  Prospectuses.
Each Portfolio's  investment  objective is  non-fundamental,  and may be changed without  shareholder  approval.  However,  the Trust's  Board of  Trustees  (the
"Board") must approve any changes to non-fundamental investment objectives and a
Portfolio will notify  shareholders  at least 60 days prior to a material change in its investment objective.

Fundamental Investment Restrictions
     Each  Portfolio  has  adopted  the  following  restrictions  that cannot be changed  without  approval by the  holders of a  "majority"  of the  Portfolio's outstanding  shares,  which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the  outstanding  voting  securities  are present or represented  by  proxy;  or  (ii)  more  than  50%  of  the  outstanding  voting securities.  The  percentage  limitations  contained  in  the  restrictions  and policies set forth herein apply at the time of purchase of securities.

Each Portfolio shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this  restriction  does not limit the Portfolio  from  investing in  obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities, or in tax-exempt  securities or certificates  of deposit.  A Portfolio may, from time to time, make  investments that will result in the  concentration  (as that term may be defined in the 1940 Act, any rule or order thereunder,  or SEC staff interpretation  thereof) of its  investments in the securities of issuers within various industries or industry groupings.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other issuers,  except that the Portfolio may engage in transactions involving the acquisition,  disposition, or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Portfolio from investing in issuers which invest,  deal or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

                                       2

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6.  Make  loans,  provided  that  this  restriction  does not  prevent  the
Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses,  the  Portfolios  will  be  subject  to the  following  investment restriction, which is considered non-fundamental and may be changed by the Board without  shareholder  approval:  The  Portfolios may not invest more than 15% of their respective net assets in securities that they cannot sell or dispose of in the ordinary course of business within seven days at approximately  the value at which the applicable Portfolio has valued the investment.

     Except for the Portfolios' policy on borrowing,  any investment restriction or limitation  that involves a maximum  percentage of securities or assets shall not be considered  to be violated  unless an excess over the  percentage  occurs immediately  after an  acquisition  of securities or a utilization of assets and such excess results therefrom.

     In applying a Portfolio's  fundamental  investment  restriction  concerning concentration that is described above it is a matter of  non-fundamental  policy that: (i) utility  companies will be divided  according to their  services,  for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end  users of their  services,  for  example,  automobile  finance,  bank finance and  diversified  finance will each be  considered a separate  industry;
(iii)  asset-backed  securities  will be classified  according to the underlying assets  securing such  securities;  and (iv)  investments  in other funds in the
Delaware  Investments  family  will  not  be  deemed  to be  investments  in the
"investment company" industry.

Portfolio Turnover
     Portfolio  trading  will  be  undertaken  principally  to  accomplish  each
Portfolio's respective investment objective.  The Portfolios are free to dispose of portfolio  securities  at any time,  subject to  complying  with the Internal
Revenue Code of 1986,  as amended (the "Code") and the 1940 Act, when changes in circumstances  or  conditions  make  such a move  desirable  in  light  of  each
Portfolio's respective investment objective.  The Portfolios will not attempt to achieve  or be limited  to a  predetermined  rate of  portfolio  turnover.  Such turnover  always will be incidental to  transactions  undertaken  with a view to achieving each Portfolio's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Portfolio's  portfolio. A turnover rate of 100% would occur, for example, if all of a  Portfolio's  investments  held at the beginning of a year were replaced by the end of the  year,  or if a single  investment  was  frequently  traded.  The turnover rate also may be affected by cash  requirements  from  redemptions  and repurchases of a Portfolio's  shares.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for
shareholders  on  realized   investment  gains.  In  investing  to  achieve  its
investment objective, a Fund may hold securities for any period of time.

     For the fiscal years ended  September  30, 2006 and 2007,  the  Portfolios'
portfolio turnover rates were as follows:

Portfolio                                              2006            2007
Aggressive Allocation Portfolio                         9%              8%
Moderate Allocation Portfolio                           6%              8%
Conservative Allocation Portfolio                       9%             13%

                                       3

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectuses  discuss the  Portfolios'  investment  objectives and the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Portfolios' investment strategies and risks that are  included in the  Prospectuses.  The  Portfolios'  investment strategies are non-fundamental and may be changed without shareholder  approval.
Prior to September 23, 2008, the Portfolios  were organized to invest  primarily in other Delaware Investments(R)Funds.  As of September 24, 2008, the Portfolios
have been  restructured  to  invest  directly  in a  combination  of  underlying securities  representing  a variety  of asset  classes  and  investment  styles.
Asset-Backed Securities

     The  Portfolios  may  invest a  portion  of their  assets  in  asset-backed securities  rated in one of the four highest rating  categories by an nationally
recognized   statistical  rating  organization  (NRSRO)  consistent  with  their
investment   objectives  and  policies.   The  rate  of  principal   payment  on
asset-backed  securities  generally  depends on the rate of  principal  payments received on the  underlying  assets.  Such rate of  payments  may be affected by economic  and various  other  factors  such as changes in interest  rates or the concentration  of collateral in a particular  geographic  area.  Therefore,  the yield may be  difficult  to predict and actual  yield to maturity may be more or less  than the  anticipated  yield  to  maturity.  The  credit  quality  of most asset-backed  securities  depends  primarily on the credit quality of the assets underlying  such  securities,  how well the entities  issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

     Asset-backed  securities are often backed by a pool of assets  representing the  obligations  of a number of  different  parties.  To lessen  the  effect of failures by obligors on underlying assets to make payments,  such securities may contain  elements  of  credit  support.  Such  credit  support  falls  into  two categories:  (i)  liquidity  protection,  and  (ii)  protection  against  losses resulting  from  ultimate  default  by an  obligor  on  the  underlying  assets.
Liquidity  protection  refers to the  provision  of  advances,  generally by the entity  administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection  against losses resulting from ultimate  default  enhances the likelihood of payments of the  obligations on at least some of the assets in the pool.  Such  protection may be provided  through guarantees,  insurance  policies or letters of credit  obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such  approaches.  The  Portfolios  will not pay any additional  fees for such  credit  support,  although  the  existence  of credit support may increase the price of a security.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the  level of  credit  information  and  respecting  the  level of  credit  risk associated  with the  underlying  assets.  Delinquencies  or losses in excess of those  anticipated  could  adversely  affect the return on an investment in such issue.

Combined Transactions

     The Portfolios  may enter into multiple  transactions,  including  multiple
options   transactions,   multiple  futures   transactions,   multiple  currency
transactions  (including forward currency  contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions  ("component  transactions"),  instead of a single transaction,  as part of a single or combined strategy when, in the opinion of the Manager, it is in the best  interests  of a  Portfolio  to do so. A combined  transaction  will usually  contain  elements  of risk that are  present  in each of its  component transactions.  Although combined transactions are normally entered into based on the  Manager's  judgment  that  the  combined  strategies  will  reduce  risk or otherwise more effectively

                                       4

achieve  the  desired  portfolio  management  goal,  it  is  possible  that  the combination  will  instead  increase  such  risks or hinder  achievement  of the portfolio management objective.

Convertible Securities

     The Portfolios may invest in convertible  securities,  including  corporate debentures,  bonds,  notes and  preferred  stocks that may be converted  into or exchanged for common stock.  While  providing a fixed-income  stream  (generally higher in yield than the  income  derivable  from a common  stock but lower than that afforded by a non-convertible  debt security),  a convertible security also affords  the  investor  an  opportunity,  through  its  conversion  feature,  to participate  in the capital  appreciation  of the common  stock into which it is convertible.  As the  market  price of the  underlying  common  stock  declines, convertible  securities  tend to trade  increasingly on a yield basis and so may not  experience  market  declines  to the same extent as the  underlying  common stock. When the market price of the underlying common stock increases, the price of a  convertible  security  tends to rise as a  reflection  of the value of the underlying  common  stock.  To obtain such a higher  yield,  a Portfolio  may be required to pay for a  convertible  security an amount in excess of the value of the  underlying  common  stock.  Common  stock  acquired  by  a  Portfolio  upon conversion of a convertible  security will  generally be held for so long as the respective  manager  anticipates  such stock will  provide  the  Portfolio  with opportunities which are consistent with its investment objectives and policies.

     Each  Portfolio  may invest  not more than 5% of its assets in  convertible debentures  that  are  rated  below  investment  grade  or are  unrated  but are determined by its investment manager to be of comparable  quality.  Investing in convertible  debentures that are rated below  investment grade or unrated but of comparable  quality  entails  certain  risks,  including  the  risk  of  loss of principal,  which  may be  greater  than the  risks  involved  in  investing  in investment grade convertible debentures.  Under rating agency guidelines,  lower rated securities and comparable unrated securities will likely have some quality and protective  characteristics  that are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

     A Portfolio may have difficulty  disposing of such lower rated  convertible debentures  because the trading  market for such  securities may be thinner than the market for higher rated  convertible  debentures.  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated  securities.  The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse impact on market price and a Portfolio's  ability to dispose of  particular  issues  in  response  to a  specific  economic  event  such as a deterioration  in the  creditworthiness  of the  issuer.  The  lack of a  liquid secondary  market for certain  securities  also may make it more difficult for a
Portfolio  to obtain  accurate  market  quotations  for purposes of pricing such
Portfolio's  portfolio and calculating  its net asset value ("NAV").  The market behavior of  convertible  securities  in lower rating  categories  is often more volatile  than that of higher  quality  securities.  Lower  quality  convertible securities  are judged by Moody's  Investors  Service,  Inc.  ("Moody's")  or by
Standard & Poor's ("S&P") to have speculative elements or characteristics; their future cannot be  considered  as well assured and earnings and asset  protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business,  financial or economic conditions,  which could lead to  inadequate  capacity  to meet  timely  payments.  The market  values of securities  rated below  investment  grade tend to be more  sensitive to company specific  developments  and changes in  economic  conditions  than higher  rated securities.  Issuers of these  securities  are often highly  leveraged,  so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more  traditional  methods of  financing  available to them, and may be unable to repay debt at maturity by refinancing.

     The  Portfolios  may  invest in  convertible  preferred  stocks  that offer enhanced yield features,  such as Preferred Equity  Redemption  Cumulative Stock
("PERCS"),  which  provide  an  investor  with the  opportunity  to earn  higher dividend  income than is available  on a company's  common  stock.  A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital  appreciation  limit which is usually  expressed  in terms of a stated
price.  Upon the  conversion  date,  most PERCS convert into common stock of the issuer  (PERCS are  generally not  convertible  into cash at maturity).  Under a typical  arrangement,  if after a  predetermined  number of

                                       5

years the  issuer's  common  stock is trading  at a price  below that set by the capital  appreciation  limit,  each PERCS  would  convert to one share of common stock.  If, however,  the issuer's common stock is trading at a price above that set by the capital  appreciation  limit,  the holder of the PERCS would  receive less than one full share of common stock. The amount of that fractional share of common stock  received by the PERCS holder is  determined  by dividing the price set by the capital  appreciation  limit of the PERCS by the market  price of the issuer's  common stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection.  However,  if called early, the issuer may pay a call  premium  over the market  price to the  investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     The Portfolios may also invest in other  enhanced  convertible  securities.
These  include but are not  limited to ACES  (Automatically  Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income   Cumulative   Securities)  and  DECS  (Dividend   Enhanced   Convertible
Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset conversion  ratio or hold them  until  maturity;  and upon  maturity,  they will automatically  convert to either cash or a specified  number of shares of common stock.

Depositary Receipts
     The Portfolios may make foreign  investments  through the purchase and sale of  sponsored or  unsponsored  American  Depositary  Receipts  ("ADRs"),  and in
conjunction with the Portfolios' investments in foreign securities,  also invest
in  sponsored  and   unsponsored   European  and  Global   Depositary   Receipts
("Depositary  Receipts").  ADRs are receipts  typically issued by a U.S. bank or trust company,  while Depositary  Receipts are issued by a foreign bank or trust
company.   ADRs  and  Depositary   Receipts  evidence  ownership  of  underlying
securities  issued by a foreign  corporation.  "Sponsored"  ADRs and  Depositary
Receipts  are  issued  jointly by the issuer of the  underlying  security  and a depository,  whereas  "unsponsored"  ADRs and  Depositary  Receipts  are  issued without  participation  of the  issuer of the  deposited  security.  Holders  of unsponsored  ADRs and Depositary  Receipts  generally bear all the costs of such facilities and the depository of an unsponsored  facility frequently is under no obligation to distribute shareholder  communications received from the issuer of the deposited  security or to pass through  voting rights to the holders of such receipts in respect of the deposited securities.  Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Eurodollar Instruments
     The Portfolios may make investments in Eurodollar  instruments.  Eurodollar instruments  are U.S.  dollar-denominated  futures  contracts or options thereon which are  linked to the  London  Interbank  Offered  Rate  ("LIBOR"),  although foreign  currency-denominated  instruments  are  available  from  time to  time.
Eurodollar  futures  contracts enable  purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  A Portfolio might use  Eurodollar  futures  contracts  and options  thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Foreign Currency Conversion
     Although  foreign  exchange  dealers  do  not  charge  a fee  for  currency conversion,  they do realize a profit  based on the  difference  (the  "spread")
between prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign  currency to a Portfolio  at one rate,  while offering a lesser rate of exchange  should such Portfolio  desire to resell that currency to the dealer.

Foreign Currency Transactions
     The  Portfolios  may purchase or sell  currencies  and/or engage in forward foreign  currency  transactions  in order to expedite  settlement  of  portfolio transactions and to minimize currency value fluctuations.

                                       6

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions  are charged at any stage for trades.  A Portfolio  will account for forward contracts by marking to market each day at daily exchange rates.

     When a Portfolio enters into a forward contract to sell, for a fixed amount of U.S. dollars or other  appropriate  currency,  the amount of foreign currency approximating the value of some or all of the Portfolio's  assets denominated in such foreign currency, the Portfolio will mark as segregated on its books or the books of its custodian, cash or liquid securities in an amount not less than the value of such  Portfolio's  total assets  committed to the  consummation of such forward  contracts.  If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily  basis so that the  value of the  account  will  equal  the  amount of a
Portfolio's commitments with respect to such contracts.

Foreign Securities
     A  Portfolio  may be subject to foreign  withholding  taxes on income  from
certain  foreign   securities.   This  in  turn,   could  reduce  a  Portfolio's
distributions paid to shareholders.

     Investors  should  recognize  that  investing in foreign  issuers  involves certain considerations, including those set forth in the Prospectuses, which are not typically  associated with investing in United States  issuers.  Because the stocks of foreign  companies are frequently  denominated in foreign  currencies, and because the  Portfolios may  temporarily  hold  uninvested  reserves in bank deposits in foreign  currencies,  a  Portfolio  will be  affected  favorably  or unfavorably  by changes in currency rates and in exchange  control  regulations, and may incur costs in connection with conversions  between various  currencies.
The  investment  policies of the  Portfolios  permit them to enter into  forward foreign  currency  exchange  contracts  in  order to hedge  their  holdings  and commitments  against  changes  in the  level  of  future  currency  rates.  Such contracts  involve an  obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

     Special   rules  govern  the  federal   income  tax  treatment  of  certain
transactions  denominated in terms of a currency  other than the U.S.  dollar or determined  by reference to the value of one or more  currencies  other than the
U.S.  dollar.  The types of transactions  covered by the special rules generally include the following:  (i) the acquisition of, or becoming the obligor under, a bond or other debt  instrument  (including,  to the extent  provided in Treasury
Regulations,  preferred  stock);  (ii) the accruing of certain trade receivables and  payables;  and  (iii)  the  entering  into or  acquisition  of any  forward contract,  futures contract, option and similar financial instruments other than any "regulated  futures contract" or "non-equity  option" marked to market.  The disposition of a currency other than the U.S. dollar by a U.S.  taxpayer is also treated as a transaction subject to the special currency rules. However, foreign
currency-related   regulated  futures  contracts  and  non-equity   options  are
generally  not subject to the special  currency  rules,  if they are or would be treated as sold for their fair  market  value at  year-end  under the marking to market rules applicable to other futures  contracts,  unless an election is made to have such currency rules apply.  With respect to transactions  covered by the special rules,  foreign currency gain or loss is calculated  separately from any gain or loss on the underlying  transaction and is normally  taxable as ordinary gain or loss.  A  taxpayer  may elect to treat as capital  gain or loss  foreign currency gain or loss arising from certain identified forward contracts, futures contracts  and options that are capital  assets in the hands of the taxpayer and which are not part of a straddle.  Certain  transactions  subject to the special currency rules that are part of a "section 988 hedging  transaction" (as defined in the Code and the Treasury  Regulations)  will be integrated  and treated as a single  transaction or otherwise treated  consistently for purposes of the Code.
The income tax effects of  integrating  and treating a  transaction  as a single transaction  are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S.
dollar  denominated  investments and foreign currency  contracts a Portfolio may make or enter into will be  subject  to the  special  currency  rules  described above.

Forward Foreign Currency Exchange Contracts

                                       7

     The  Portfolios'  dealings in forward  contracts will be limited to hedging involving  either  specific  transactions  or portfolio  positions.  Transaction hedging is the  purchase or sale of forward  contracts  with respect to specific receivables or payables of a Portfolio  generally arising in connection with the purchase  or sale of its  portfolio  securities  and  accruals  of  interest  or dividends  receivable  and  fund  expenses.  Position  hedging  is the sale of a foreign  currency with respect to portfolio  security  positions  denominated or quoted in that  currency.  A Portfolio may not position  hedge with respect to a particular  currency  for an amount  greater  than the  aggregate  market  value
(determined at the time of making any sale of a forward  contract) of securities held in its portfolio  denominated or quoted in, or currently  convertible into, such currency.

     When a  Portfolio  enters  into a contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when a Portfolio anticipates the receipt in a foreign  currency of dividends  or interest  payments on a security which it holds,  such Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar  equivalent of such dividend or interest payment as the case may be. By entering  into a forward  contract  for a fixed amount of dollars for the purchase or sale of the amount of foreign  currency  involved in the underlying transactions,  a Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the
U.S. dollar and the subject foreign  currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally,  when the Manager  believes that the currency of a particular foreign  country may suffer a substantial  decline  against the U.S.  dollar,  a
Portfolio  may enter into a forward  contract for a fixed amount of dollars,  to sell the amount of foreign  currency  approximating  the value of some or all of the securities of the Portfolio denominated in such foreign currency.

     The Portfolios may use currency forward  contracts to manage currency risks and to facilitate  transactions in foreign securities.  The following discussion summarizes  the  principal  currency  management  strategies  involving  forward contracts that could be used by these Portfolios.

     In connection with purchases and sales of securities denominated in foreign currencies,  a Portfolio  may enter into  currency  forward  contracts  to fix a definite  price for the  purchase or sale in advance of the  trade's  settlement date.  This  technique  is  sometimes  referred  to as a  "settlement  hedge" or
"transaction  hedge." The Manager expects to enter into settlement hedges in the normal course of managing the Portfolios'  foreign  investments.  The Portfolios could also enter into forward  contracts to purchase or sell a foreign  currency in  anticipation  of future  purchases  or sales of  securities  denominated  in foreign currency, even if the specific investments have not yet been selected by the Manager.

     The Portfolios may also use forward contracts to hedge against a decline in the value of existing investments  denominated in foreign currency. For example, if a Portfolio owned securities  denominated in pounds sterling,  it could enter into a forward  contract to sell pounds  sterling in return for U.S.  dollars to hedge against  possible  declines in the pound's value.  Such a hedge (sometimes referred  to as a  "position  hedge")  would tend to offset  both  positive  and negative currency fluctuations,  but would not offset changes in security values caused by other  factors.  A Portfolio  could also hedge the position by selling another  currency  expected to perform  similarly  to the pound  sterling -- for example,  by entering  into a forward  contract to sell Euros in return for U.S.
dollars.  This type of hedge,  sometimes  referred to as a "proxy  hedge," could offer advantages in terms of cost, yield, or efficiency,  but generally will not hedge  currency  exposure as  effectively  as a simple hedge into U.S.  dollars.
Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions,  SEC guidelines require mutual funds to set aside cash and appropriate  liquid assets in a segregated  custodian  account to cover currency forward contracts.  As required by SEC guidelines,  the Portfolios will segregate assets to cover currency forward  contracts,  if any, whose purpose is essentially  speculative.  The  Portfolios  will not  segregate  assets to cover forward  contracts,  including  settlement  hedges,  position  hedges  and proxy hedges.  Successful  use  of  forward  currency  contracts  will  depend  on the
Manager's skill in analyzing and

                                       8

predicting  currency  values.  Forward  contracts  may  substantially  change  a
Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a  Portfolio  if  currencies  do not  perform as the Manager anticipates.  For example, if a currency's value rose at a time when the Manager had hedged a Portfolio  by selling that  currency in exchange  for dollars,  the
Portfolio would be unable to participate in the currency's appreciation.  If the investment  manager hedges currency  exposure  through proxy hedges, a Portfolio could realize  currency  losses from the hedge and the security  position at the same  time if the  two  currencies  do not  move in  tandem.  Similarly,  if the investment manager increases a Portfolio's  exposure to a foreign currency,  and that  currency's  value declines,  a Portfolio will realize a loss.  There is no assurance that the investment  manager's use of forward currency  contracts will be advantageous to the Portfolios or that it will hedge at an appropriate time.

Futures
     The Portfolios may enter into contracts for the purchase or sale for future delivery of securities or foreign  currencies.  While futures  contracts provide for the delivery of securities,  deliveries usually do not occur.  Contracts are generally  terminated  by  entering  into  an  offsetting  transaction.  When  a
Portfolio  enters  into a futures  transaction,  it must  deliver to the futures commission  merchant selected by the Portfolio an amount referred to as "initial margin."  This amount is  maintained  by the futures  commission  merchant in an account at a Portfolio's custodian bank. Thereafter, a "variation margin" may be paid by a  Portfolio  to,  or drawn  by the  Portfolio  from,  such  account  in accordance  with controls set for such  accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

     In  addition,  when a  Portfolio  engages in futures  transactions,  to the extent  required by the SEC, it will mark as  segregated  on its books or on the books of its  custodian,  cash or liquid  assets to cover its  obligations  with respect to such  contracts,  in an amount  equal to the  difference  between the fluctuating  market value of such futures  contracts and the aggregate  value of the  margin  payments  made  by the  Portfolio  with  respect  to  such  futures contracts.

     Each Portfolio may enter into such futures contracts to protect against the adverse affects of  fluctuations  in interest or foreign  exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are expected to increase,  a Portfolio  might enter into futures contracts for the sale of debt securities.  Such a sale would have much the same effect  as  selling  an  equivalent  value  of the  debt  securities  owned by a
Portfolio.  If interest rates did increase,  the value of the debt securities in the  portfolio  would  decline,  but the  value of the  futures  contracts  to a
Portfolio would increase at approximately the same rate, thereby keeping the NAV of such Portfolio from declining as much as it otherwise would have.  Similarly, when it is expected that interest  rates may decline,  futures  contracts may be purchased to hedge in  anticipation  of  subsequent  purchases of  securities at higher prices.  Since the fluctuations in the value of futures  contracts should be similar to those of debt securities,  a Portfolio could take advantage of the anticipated rise in value of debt securities  without actually buying them until the  market  had  stabilized.  At that  time,  the  futures  contracts  could be liquidated and such Portfolio could then buy debt securities on the cash market.

     With respect to options on futures contracts, when a Portfolio is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the pricing of the option  compared to either the price of the futures contract upon which it is based, or the price of the underlying debt  securities,  it may or may not be less risky than ownership of the futures contract or underlying debt  securities.  As with the purchase of futures  contracts,  when a Portfolio is not fully  invested,  it may purchase a call  option on a futures  contract  to hedge  against a market  advance  due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against the declining  price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration of the option is below the exercise  price,  a Portfolio  will retain the full amount of the option premium which provides a partial hedge against any decline  that may have  occurred in such  Portfolio's  portfolio  holdings.  The writing  of a put  option  on a futures  contract  constitutes  a partial  hedge against  the  increasing  price of the  security  or foreign  currency  which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration  of the option is higher than the exercise  price,  a Portfolio  will retain the full  amount of the option

                                       9

premium  which  provides a partial  hedge  against any  increase in the price of securities which such Portfolio intends to purchase.

     If a put or  call  option  a  Portfolio  has  written  is  exercised,  such
Portfolio  will incur a loss which will be reduced by the amount of the  premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a
Portfolio's  losses from  existing  options on futures may, to some  extent,  be reduced  or  increased  by  changes in the value of  portfolio  securities.  The purchase of a put option on a futures  contract  is similar in some  respects to the  purchase  of  protective  puts on  portfolio  securities.  For  example,  a
Portfolio  will  purchase  a put  option on a  futures  contract  to hedge  such
Portfolio against the risk of rising interest rates.

     To the extent  that  interest  rates  move in an  unexpected  direction,  a
Portfolio  may not achieve the  anticipated  benefits  of futures  contracts  or options on futures contracts or may realize a loss. For example,  if a Portfolio is hedged  against the  possibility of an increase in interest rates which would adversely  affect the price of  securities  held in its  portfolio  and interest rates  decrease  instead,  the Portfolio will lose part or all of the benefit of the  increased  value  of its  securities  which  it has  because  it will  have offsetting losses in its futures position. In addition,  in such situations,  if the Portfolio had insufficient  cash, it may be required to sell securities from its  portfolio  to meet  daily  variation  margin  requirements.  Such  sales of securities may, but will not  necessarily,  be at increased prices which reflect the rising market. A Portfolio may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, a Portfolio may seek to close out an option  position  by  writing or buying an  offsetting  position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Futures Contracts and Options on Futures Contracts
     The  Portfolios  may enter  into  futures  contracts  on  stocks  and stock indices,  purchase  and sell  options on such  futures,  and enter into  closing transactions  with  respect  to those  activities.  A  futures  contract  may be purchased and sold only on an exchange, known as a "contract market," designated by the Commodity  Futures  Trading  Commission for the trading of such contract, and only through a registered futures  commission  merchant which is a member of such contract market.  A commission must be paid on each completed  purchase and sale transaction.

     When a Portfolio enters into a futures transaction,  it must deliver to the futures commission  merchant selected an amount referred to as "initial margin."
This amount is  maintained by the futures  commission  merchant in an account at the Portfolio's custodian bank. Thereafter,  a "variation margin" may be paid by the  Portfolio to, or drawn by the  Portfolio  from,  such account in accordance with controls set for such accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

     Although  futures  contracts by their terms  generally  call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the  contractual  obligation  is fulfilled  before the date of the contract  without  having  to  make  or  take  such  delivery.  The  contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical  futures  contract calling for delivery in the same month.
Such a transaction,  which is effected through a member of an exchange,  cancels the  obligation to make or take, as the case may be,  delivery of the securities or cash value of the index underlying the contractual  obligations.  At the time such transaction is effected,  a final determination of variation margin is made and any loss  experienced  by a Portfolio  must be paid to the  contract  market clearing house while any profit due to the Portfolio must be delivered to it.

     Positions taken in futures  markets are not normally held to maturity,  but instead liquidated through offsetting  transactions which may result in a profit or a loss. While a Portfolio's  futures  contracts on securities will usually be liquidated  in this manner,  the  Portfolio may instead make or take delivery of the underlying  securities whenever it

                                       10

appears  economically  advantageous to do so. The clearing house associated with the market on which futures on the  securities  are traded  guarantees  that, if still open, the sale or purchase will be performed on settlement date.

     A Portfolio  may enter into such futures  contracts to protect  against the adverse  affects of  fluctuations  in security  prices or interest rates without actually  buying or selling the securities.  For example,  if interest rates are expected to increase,  a Portfolio  might enter into futures  contracts  for the sale of debt securities.  Such a sale would have much the same effect as selling an  equivalent  value  of the  debt  securities  in  the  portfolio  owned  by a
Portfolio.  If interest rates did increase,  the value of the debt securities in the  portfolio  would  decline,  but the  value of the  futures  contracts  to a
Portfolio would increase at approximately the same rate, thereby keeping the NAV of the Portfolio from declining as much as it otherwise  would have.  Similarly, when it is expected that interest  rates may decline,  futures  contracts may be purchased to hedge in  anticipation  of  subsequent  purchases of  securities at higher prices.  Since the fluctuations in the value of futures  contracts should be similar to those of debt securities,  a Portfolio could take advantage of the anticipated rise in value of debt securities  without actually buying them until the  market  had  stabilized.  At that  time,  the  futures  contracts  could be liquidated and a Portfolio could then buy debt securities on the cash market.

     With respect to options on futures contracts, when a Portfolio is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the pricing of the option  compared to either the price of the futures contract upon which it is based, or the price of the underlying debt  securities,  it may or may not be less risky than ownership of the futures contract or underlying debt securities.

     The writing of a call option on a futures  contract  constitutes  a partial hedge  against the declining  price of the security  which is  deliverable  upon exercise of the futures contract.  If the futures price at the expiration of the option is below the exercise  price,  a Portfolio will retain the full amount of the option  premium which  provides a partial hedge against any decline that may have  occurred  in such  Portfolio's  portfolio  holdings.  The writing of a put option on a futures contract  constitutes a partial hedge against the increasing price  of the  security  which  is  deliverable  upon  exercise  of the  futures contract.  If the futures  price at the  expiration of the option is higher than the  exercise  price,  a  Portfolio  will  retain the full  amount of the option premium  which  provides a partial  hedge  against any  increase in the price of securities which such Portfolio intends to purchase.

     Call and put  options  on stock  index  futures  are  similar to options on securities  except  that,  rather  than the right to purchase or sell stock at a specified  price,  options on a stock index  future give the holder the right to receive cash. Upon exercise of the option,  the delivery of the futures position by the writer of the option to the holder of the option will be  accompanied  by delivery of the accumulated balance in the writer's futures margin account which represents  the amount by which the market  price of the  futures  contract,  at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the  exercise  price of the futures  contract.  If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the  difference  between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which a Portfolio  has written is  exercised,  such
Portfolio  will incur a loss which will be reduced by the amount of the  premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a
Portfolio's  losses from  existing  options on futures may, to some  extent,  be reduced  or  increased  by  changes in the value of  portfolio  securities.  The purchase of a put option on a futures  contract  is similar in some  respects to the  purchase  of  protective  puts on  portfolio  securities.  For  example,  a
Portfolio  will  purchase  a put  option on a  futures  contract  to hedge  such
Portfolio against the risk of rising interest rates.

     To the extent  that  interest  rates  move in an  unexpected  direction,  a
Portfolio  may not achieve the  anticipated  benefits  of futures  contracts  or options on futures contracts or may realize a loss. For example,  if a Portfolio is hedged  against the  possibility of an increase in interest rates which would adversely  affect the price of  securities  held in its  portfolio  and interest rates decrease  instead,  such Portfolio will lose part or all of the benefit of the  increased

                                       11

value of its securities  which it has because it will have offsetting  losses in its futures  position.  In  addition,  in such  situations,  if a Portfolio  had insufficient  cash, it may be required to sell  securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not  necessarily,  be at increased  prices which  reflect the rising  market.  A
Portfolio  may  be  required  to  sell  securities  at a  time  when  it  may be disadvantageous to do so.

     Further, with respect to options on futures contracts, a Portfolio may seek to close out an option  position  by  writing or buying an  offsetting  position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

High Yield Securities
     The  Portfolios  may each  invest in,  high-risk,  high  yield  securities, commonly known as "junk bonds." These securities entail the following risks:

     Volatility  of the High Yield  Market.  Although  the market for high yield bonds has been in  existence  for many  years,  including  periods  of  economic downturns, the high yield market grew rapidly during the long economic expansion which took place in the United  States  during the 1980s.  During that  economic expansion,  the use of high  yield  debt  securities  to fund  highly  leveraged corporate acquisitions and restructurings  increased dramatically.  As a result, the high  yield  market  grew  substantially  during  that  economic  expansion.
Although experts disagree on the impact  recessionary  periods have had and will have on the high yield  market,  some  analysts  believe a  protracted  economic downturn would severely disrupt the market for high yield bonds, would adversely affect the value of outstanding  bonds and would adversely affect the ability of high  yield  issuers  to repay  principal  and  interest.  Those  analysts  cite volatility  experienced  in the high yield  market in the past as  evidence  for their  position.  It is likely that protracted  periods of economic  uncertainty would result in increased  volatility  in the market prices of high yield bonds, an  increase  in the  number  of high  yield  bond  defaults  and  corresponding volatility in a Portfolio's NAV.

     Redemptions.  If, as a result of  volatility  in the high  yield  market or other factors, a Portfolio experiences substantial net redemptions of its shares for a  sustained  period  of time  (i.e.,  more  shares  are  redeemed  than are purchased),  it may  be  required  to  sell  securities  without  regard  to the investment  merits of the securities to be sold. If such underlying fund sells a substantial number of securities to generate proceeds for redemptions, its asset base will decrease and its expense ratio may increase.

     Liquidity and Valuation.  The secondary market for high yield securities is currently  dominated  by  institutional  investors,  including  mutual funds and certain  financial  institutions.  There  is  generally  no  established  retail secondary market for high yield  securities.  As a result,  the secondary market for high yield  securities is more limited and less liquid than other  secondary securities markets. The high yield secondary market is particularly  susceptible to liquidity  problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis.  A less liquid  secondary  market may have an adverse  affect on an underlying fund's ability to dispose of particular  issues,  when necessary,  to meet its liquidity needs or in response to a specific  economic  event,  such as the deterioration in the  creditworthiness  of the issuer.  In addition,  a less liquid  secondary  market makes it more  difficult  for the  Portfolio to obtain precise valuations of the high yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high yield  securities than is normally the case. The secondary market for high yield securities  is also  generally  considered  to be more likely to be disrupted by adverse publicity and investor  perceptions than the more established  secondary securities markets.  Such Portfolio's privately placed high yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

     Legislative  and Regulatory  Action and  Proposals.  There are a variety of legislative  actions which have been taken or which are considered  from time to time by the U.S.  Congress that could adversely affect the market for high yield bonds.  For example,  Congressional  legislation  limited the  deductibility  of
interest   paid  on  certain   high  yield  bonds  used  to  finance   corporate
acquisitions.   Also,  Congressional  legislation  has,  with  some  exceptions, generally  prohibited  federally-insured  savings  and  loan  institutions  from investing in high yield  securities.

                                       12

Regulatory actions have also affected the high yield market.  For example,  many insurance  companies have restricted or eliminated their purchases of high yield bonds as a  result  of,  among  other  factors,  actions  taken by the  National
Association of Insurance  Commissioners.  If similar  legislative and regulatory actions are taken in the future,  they could result in further tightening of the secondary  market for high  yield  issues,  could  reduce the number of new high yield  securities  being issued and could make it more difficult for a Portfolio to attain its investment objective.

     Zero-Coupon  Bonds and  Pay-in-Kind  Bonds.  The  Portfolios  may invest in zero-coupon bonds or pay-in-kind  ("PIK) bonds.  Zero-coupon bonds and PIK bonds are  generally  considered  to be more interest  sensitive  than  income-bearing bonds, to be more speculative than  interest-bearing  bonds, and to have certain tax  consequences  which could,  under  certain  circumstances,  be adverse to a
Portfolio.  Investments in zero-coupon or PIK bonds would require a Portfolio to accrue and distribute income not yet received.  In order to generate  sufficient cash to make these distributions, a Portfolio may be required to sell securities in its portfolio that it otherwise might have continued to hold or borrow. These rules could affect the amount, timing and tax character of income distributed to you by a Portfolio.

Investment Company Securities
     Any investments  that the Portfolios make in either  closed-end or open-end investment  companies  will be  limited  by the 1940 Act,  and would  involve an indirect payment of a portion of the expenses,  including advisory fees, of such other  investment  companies.  Under  the  1940  Act's  current  limitations,  a
Portfolio may not (1) own more than 3% of the voting stock of another investment company;  (2) invest more than 5% of the Portfolio's  total assets in the shares of any one investment  company;  nor (3) invest more than 10% of the Portfolio's total assets in shares of other investment  companies.  If a Portfolio elects to limit its  investment in other  investment  companies to  closed-end  investment companies,  the 3%  limitation  described  above  is  increased  to  10%.  These percentage  limitations also apply to a Portfolio's  investments in unregistered investment companies.

Money Market Instruments
     Money market  instruments  in which the  Portfolios may invest include U.S.
government  securities,  certificates  of deposit,  time  deposits  and bankers'
acceptances  issued by domestic banks  (including their branches located outside the United  States and  subsidiaries  located in Canada),  domestic  branches of foreign banks,  savings and loan  associations  and similar  institutions,  high grade commercial  paper and repurchase  agreements with respect to the foregoing types of instruments.

     Certain types of money market instruments are described below.

     U.S.  Government  Securities.  Securities  issued or guaranteed by the U.S.
government, including Treasury Bills, Notes and Bonds.

     U.S.  Government  Agency  Securities.  Obligations  issued or guaranteed by agencies or  instrumentalities  of the U.S.  government whether supported by the full faith and credit of the U.S.  Treasury or the credit of a particular agency or instrumentality.

     Bank Obligations.  Certificates of deposit,  bankers' acceptances and other short-term  obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable  quality,  provided each such bank combined with its branches has total assets of at least one billion  dollars.  Any  obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and  obligations  of  overseas  branches  of U.S.  banks are subject to somewhat
different   regulations  and  risks  than  those  of  U.S.  domestic  banks.  In particular,  a foreign country could impose exchange  controls which might delay the release of proceeds from that country.  Such deposits are not covered by the
Federal  Deposit  Insurance   Corporation.   Because  of  conflicting  laws  and
regulations,  an issuing bank could maintain  liability for an investment solely in its overseas  branch,  which could expose the  Portfolio to a greater risk of loss. The Portfolios will only buy short-term instruments in nations where these risks are minimal.  The Manager will  consider  these  factors  along with other appropriate factors in making an investment decision to acquire such obligations and will only  acquire  those  which,  in the opinion of  management,  are of an investment quality comparable to other debt securities bought by the Portfolios.

                                       13

     Commercial Paper. The Portfolios may invest in short-term  promissory notes issued by  corporations  which at the time of purchase are rated P-1 and/or A-1.
Commercial  paper  ratings  P-1  by  Moody's  and  A-1 by S&P  are  the  highest investment grade category.

     Corporate  Debt.  The  Portfolios  may invest in corporate  notes and bonds rated A or above.  According to Moody's description of these bond ratings, bonds rated Aaa are judged to be the best  quality  and carry the  smallest  degree of investment  risk;  those  rated  Aa are  judged  to be of  high  quality  by all standards;  and those rated A possess  favorable  attributes  and are considered
"upper medium" grade obligations.

Mortgage-Backed Securities
     In addition to mortgage-backed  securities issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities,  each Portfolio may also invest its assets in securities issued by certain private, non-government corporations, such as financial  institutions,  if the securities are fully  collateralized at the time of issuance by securities or  certificates  issued or guaranteed by the
U.S.  government,  its agencies or  instrumentalities.  Two  principal  types of mortgage-backed  securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     CMOs are debt securities issued by U.S. government agencies or by financial institutions  and  other  mortgage  lenders  and  collateralized  by a  pool  of mortgages  held  under an  indenture.  CMOs are issued in a number of classes or series with different maturities.  The classes or series are retired in sequence as the  underlying  mortgages  are  repaid.  Prepayment  may  shorten the stated
maturity of the obligation and can result in a loss of premium,  if any has been paid.  Certain of these securities may have variable or floating  interest rates and others may be stripped  (securities  which  provide  only the  principal  or interest feature of the underlying security).

     Stripped mortgage  securities are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of stripped  mortgage  security will have one class  receiving  some of the  interest and most of the  principal  from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only"  class), while the other class will receive all of the principal (the  "principal-only"  class). The yield to maturity on an interest-only  class is extremely  sensitive  not only to changes in  prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments may have a material adverse effect on a Portfolio's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments  of  principal,  a  Portfolio  may fail to fully  recoup its initial investment in these  securities  even if the securities are rated in the highest rating categories.

     Although   stripped   mortgage   securities   are  purchased  and  sold  by
institutional  investors  through  several  investment  banking  firms acting as broker/dealers,  these  securities  were only recently  developed.  As a result, established trading markets have not yet been fully developed and,  accordingly, these  securities are generally  illiquid and to such extent,  together with any other  illiquid  investments,  a  Portfolio  will not  exceed  its limit in such securities.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the underlying collateral of the private issuer.

Mortgage Dollar Rolls
     The Portfolios may enter into mortgage  "dollar rolls" in which a Portfolio
sells  mortgage-backed   securities  for  delivery  in  the  current  month  and
simultaneously  contracts to repurchase substantially similar (same type, coupon

                                       14

and maturity)  securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing  (reverse  repurchase) rate.
Alternatively,  the sale and purchase  transactions  which constitute the dollar roll can be  executed at the same  price,  with a Portfolio  being paid a fee as consideration for entering into the commitment to purchase.  Dollar rolls may be renewed  prior  to  cash  settlement  and  initially  may  involve  only  a firm commitment  agreement by a Portfolio to buy a security.  If the broker/dealer to whom a Portfolio sells the security becomes insolvent, such Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change  adversely  over the term of the dollar  roll;  the  security  that a
Portfolio is required to repurchase may be worth less than the security that the
Portfolio  originally  held,  and the return  earned by the  Portfolio  with the proceeds of a dollar roll may not exceed  transaction  costs. The Portfolio will place U.S.  government  or other  liquid,  high  quality  assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Municipal Securities
     Municipal  securities  are  issued  to  obtain  funds  for  various  public purposes,  including the construction of a wide range of public  facilities such as  bridges,  highways,  roads,  schools,  water  and  sewer  works,  and  other utilities.  Other public purposes for which  municipal  securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses,  and  obtaining  funds  to  lend  to  other  public  institutions  and facilities.  In addition,  certain debt obligations  known as "private  activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain  funds to  provide  certain  water,  sewage and solid  waste  facilities, qualified  residential  rental projects,  certain local electric,  gas and other heating or cooling facilities, qualified hazardous waste facilities,  high-speed intercity rail facilities, government-owned airports, docks and wharves and mass
commuting   facilities,   certain   qualified   mortgages,   student   loan  and
redevelopment  bonds,  and bonds  used for  certain  organizations  exempt  from
federal  income  taxation.   Certain  debt  obligations   known  as  "industrial
development  bonds"  under  prior  federal tax law may have been issued by or on
behalf   of   public   authorities   to   obtain   funds  to   provide   certain
privately-operated  housing  facilities,  sports  facilities,  industrial parks, convention or trade show  facilities,  airport,  mass  transit,  port or parking facilities,  air or water pollution  control  facilities,  sewage or solid waste disposal  facilities,  and certain  facilities  for water supply.  Other private
activity  bonds  and  industrial   development   bonds  issued  to  finance  the
construction,   improvement,   equipment,   or  repair   of   privately-operated
industrial,  distribution,  research,  or  commercial  facilities  may  also  be municipal  securities,  but the size of such issues is limited under current and prior federal tax law.

     Information   about  the  financial   condition  of  issuers  of  municipal
securities  may be less  available  than  about  corporations  with a  class  of securities registered under the Securities Exchange Act of 1934, as amended (the
"1934 Act").

Options

     The  Portfolios  may write call options on a covered  basis only,  purchase call options,  write secured put options and purchase put options,  and will not engage in option writing strategies for speculative purposes.

     The  Portfolios  may invest in options  that are either  listed on U.S.  or
recognized    foreign    exchanges   or   traded    over-the-counter.    Certain
over-the-counter  options may be illiquid. Thus, it may not be possible to close options  positions and this may have an adverse impact on a Portfolio's  ability to effectively hedge its securities.

     Covered Call Writing.  The  Portfolios  may write covered call options from time to time, without limit, as the Manager determines is appropriate in seeking to obtain a Portfolio's  investment objective. A call option gives the purchaser of such option the right to buy, and the writer,  in this case a Portfolio,  has the obligation to sell the underlying  security at the exercise price during the option period.  The advantage to a Portfolio of writing  covered call options is that the Portfolio receives  additional income, in the form of a premium,  which may offset any capital loss or decline in market value of the security. However, if the security  rises in value,  a Portfolio may not fully  participate  in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against

                                       15

payment of the exercise price. This obligation is terminated upon the expiration of the  option  period or at such  earlier  time in which the  writer  effects a closing purchase transaction.  A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     With  respect to both  options on actual  portfolio  securities  owned by a
Portfolio  and  options on stock  indices,  a Portfolio  may enter into  closing purchase  transactions.  A  closing  purchase  transaction  is  one in  which  a
Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit  the sale of the  underlying  security  or to enable a
Portfolio to write another call option on the underlying  security with either a different  exercise price or expiration  date or both. A Portfolio may realize a net gain or loss from a closing purchase transaction  depending upon whether the net amount of the original  premium  received on the call option is more or less than the cost of effecting the closing purchase  transaction.  Any loss incurred in a closing  purchase  transaction  may be partially or entirely  offset by the premium  received from a sale of a different call option on the same  underlying security.  Such a loss may also be wholly  or  partially  offset  by  unrealized appreciation in the market value of the underlying security.  Conversely, a gain resulting  from a closing  purchase  transaction  could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Portfolio will realize a short-term capital  gain in the amount of the  premium on the option,  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Portfolio will realize a gain or loss from the sale of the underlying security equal to the  difference  between the cost of the underlying  security,  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

     A Portfolio  will write call options only on a covered  basis,  which means that the Portfolio will own the underlying  security  subject to the call option at all times during the option period.  Unless a closing purchase transaction is effected,  a Portfolio would be required to continue to hold a security which it might  otherwise  wish to sell,  or  deliver a  security  it would want to hold.
Options written by a Portfolio will normally have  expiration  dates between one and nine months from the date written.  The exercise  price of a call option may be below, equal to or above the current market value of the underlying  security at the time the option is written.

     Purchasing  Call Options.  The  Portfolios may purchase call options to the extent that premiums  paid by a Portfolio do not aggregate  more than 2% of that
Portfolio's  total assets.  When a Portfolio  purchases a call option, in return for a premium  paid by a Portfolio to the writer of the option,  such  Portfolio obtains  the right to buy the  security  underlying  the  option at a  specified exercise price at any time during the term of the option. The writer of the call option,  who receives the premium upon writing the option,  has the  obligation, upon exercise of the option, to deliver the underlying  security against payment of the  exercise  price.  The  advantage  of  purchasing  call options is that a
Portfolio may alter portfolio  characteristics  and modify portfolio  maturities without incurring the cost associated with portfolio transactions.

     A Portfolio  may,  following  the purchase of a call option,  liquidate its position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling  an option of the same  series as the  option  previously  purchased.  A
Portfolio  will  realize a profit from a closing sale  transaction  if the price received  on the  transaction  is more than the  premium  paid to  purchase  the original  call  option;  a  Portfolio  will  realize a loss from a closing  sale transaction  if the price  received on the  transaction is less than the premium paid to purchase the original call option.

                                       16

     Although a Portfolio  will  generally  purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary  market on an exchange will exist for any particular  option, or at any  particular  time,  and for some  options  no  secondary  market on an exchange  may exist.  In such event,  it may not be  possible to effect  closing transactions in particular options,  with the result that a Portfolio would have to exercise its options in order to realize any profit and would incur brokerage
commissions   upon  the  exercise  of  such  options  and  upon  the  subsequent disposition of the underlying  securities  acquired through the exercise of such
options.   Further,   unless  the  price  of  the  underlying  security  changes sufficiently,  a call option  purchased  by a Portfolio  may expire  without any value to the Portfolio.

     Writing Put  Options.  A Portfolio  may also write put options on a covered basis which means that such Portfolio will mark as segregated on its books or on the books of its  custodian,  cash in an amount not less than the exercise price of the option at all times during the option  period.  The amount of cash marked as segregated will be adjusted on a daily basis to reflect changes in the market value of the  securities  covered  by the put  option  written  by a  Portfolio.
Secured  put  options  will  generally  be  written in  circumstances  where the investment manager wishes to purchase the underlying security for a Portfolio at a price lower than the current market price of the security.  In such event, the
Portfolio  would write a secured put option at an exercise price which,  reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following  the writing of a put option,  a Portfolio  may wish to terminate the obligation to buy the security  underlying the option by effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same series as the option previously  written.  A Portfolio may not, however,  effect such a closing  transaction  after it has been  notified of the  exercise of the option.

     Purchasing  Put  Options.  The  Portfolios  may  invest in put  options.  A
Portfolio  will,  at all  times  during  which  it holds a put  option,  own the security covered by such option.

     The  Portfolios  may  purchase  put  options in order to protect  against a decline in the market value of the underlying  security below the exercise price less the  premium  paid for the  option  ("protective  puts").  The  ability  to purchase put options will allow a Portfolio to protect an unrealized  gain in an appreciated security in its portfolio without actually selling the security.  If the  security  does not drop in value,  a  Portfolio  will lose the value of the premium  paid.  A  Portfolio  may  sell a put  option  which  it has  previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss  depending  on whether the amount  received on the sale is more or less than the  premium and other  transaction  costs paid on the put option which is sold.

     A  Portfolio  may  sell a put  option  purchased  on  individual  portfolio securities or stock  indices.  Additionally,  a Portfolio may enter into closing sale transactions.  A closing sale transaction is one in which a Portfolio, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     Over-the-Counter  Options and Illiquid Securities.  The Portfolios may deal in over-the-counter  ("OTC") options. The Manager understand the position of the staff of the SEC to be that purchased OTC options and the assets used as "cover"
for written  OTC  options are  illiquid  securities.  The  Portfolios  and their investment  managers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing  transactions.  The Portfolios have adopted  procedures for  engaging in OTC options for the purpose of reducing any  potential  adverse impact of such transactions upon the liquidity of the portfolio.

     As part of these  procedures  the  Portfolios  will  engage in OTC  options transactions only with primary dealers that have been  specifically  approved by the Board, and the Manager believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal  credit  risks to a Portfolio.  A Portfolio  anticipates  entering  into written  agreements  with  those  dealers  to whom such  Portfolio  may sell OTC options,  pursuant  to which such  Portfolio  would have the  absolute  right to repurchase  the OTC options from such dealers at any time at a price  determined pursuant to a formula set forth in certain no action  letters

                                       17

published  by the  SEC  staff.  A  Portfolio  will  not  engage  in OTC  options transactions  if the amount  invested by the Portfolio in OTC options plus, with respect to OTC options  written by the  Portfolio,  the  amounts  required to be treated as illiquid  pursuant to the terms of such letters (and the value of the assets used as cover with  respect to OTC option  sales which are not within the scope of such  letters),  plus the amount  invested by the Portfolio in illiquid securities,  would exceed 15% of the  Portfolio's  total assets.  OTC options on securities other than U.S. government  securities may not be within the scope of such letters and, accordingly, the amount invested by a Portfolio in OTC options on such other  securities and the value of the assets used as cover with respect to OTC option  sales  regarding  such  non-U.S.  government  securities  will be treated as illiquid and subject to the  limitation on a  Portfolio's  net assets that may be invested in illiquid securities.

     Options  on Foreign  Currencies.  The  Portfolios  may  purchase  and write options on foreign  currencies for hedging  purposes in a manner similar to that in which futures contracts on foreign currencies,  or forward contracts, will be utilized.  For example,  a decline in the dollar value of a foreign  currency in which portfolio  securities are denominated will reduce the dollar value of such securities,  even if their value in the foreign  currency remains  constant.  In order to protect against such diminutions in the value of portfolio  securities, a Portfolio  may purchase put options on the foreign  currency.  If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such  securities,  a Portfolio  may purchase call options  thereon.  The purchase of such options could offset,  at least  partially,  the effects of the adverse  movement in exchange  rates.  As in the case of other types of options, however,  the benefit to a Portfolio deriving from purchases of foreign currency options  will be reduced by the amount of the premium  and  related  transaction costs. In addition,  where currency  exchange rates do not move in the direction or to the extent  anticipated,  a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     A Portfolio may write options on foreign  currencies  for the same types of hedging purposes.  For example,  where a Portfolio  anticipates a decline in the
dollar  value  of  foreign  currency  denominated   securities  due  to  adverse
fluctuations in exchange  rates,  it could,  instead of purchasing a put option, write a call option on the relevant  currency.  If the expected  decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to  hedge  against  an anticipated  increase  in the  dollar  cost  of  securities  to be  acquired,  a
Portfolio could write a put option on the relevant currency which, if rates move in the manner  projected,  will expire  unexercised  and allow the  Portfolio to hedge such  increased  cost up to the amount of the  premium.  As in the case of other types of options,  however,  the writing of a foreign currency option will constitute  only a partial  hedge up to the amount of the  premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and a Portfolio  would be required to purchase or sell the  underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign  currencies,  a Portfolio also may be required to forego  all or a portion  of the  benefit  which  might  otherwise  have been obtained from favorable movements in exchange rates.

     The Portfolios intend to write covered call options on foreign  currencies.
A call option  written on a foreign  currency by a Portfolio is "covered" if the
Portfolio owns the  underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash  consideration (or for additional cash  consideration  held in a segregated account by the  custodian  bank) upon  conversion  or exchange of other  foreign currency held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency and in the same principal amount as the call written  where the exercise  price of the call held (a) is equal to or less than the  exercise  price of the call  written,  or (b) is greater  than the exercise price of the call  written if the  difference  is  maintained  by a Portfolio in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

                                       18

     With  respect to writing put  options,  at the time the put is  written,  a
Portfolio will mark as segregated on its books or on the books of its custodian, cash or  liquid  securities  in an  amount  equal  in value  to the  amount  the
Portfolio  will be required to pay upon  exercise of the put. The cash or liquid securities will be marked as segregated until the put is exercised, has expired, or a  Portfolio  has  purchased  a  closing  put of the same  series  as the one previously written.

     Options on Stock  Indices.  A stock index  assigns  relative  values to the common stocks included in the index with the index  fluctuating  with changes in the market values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium received,  to make delivery of this amount.  Gain or loss to a Portfolio on  transactions  in stock index  options will depend on price  movements in the stock market  generally  (or in a particular  industry or segment of the market)
rather than price movements of individual securities.

     As with stock  options,  a Portfolio may offset its position in stock index options  prior to  expiration  by  entering  into a  closing  transaction  on an exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
S&P 500 Index or the NYSE Composite Index(R), or a narrower market index such as the S&P 100 Index.  Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the  Computer  and  Business  Equipment  Index.
Options on stock indices are currently  traded on the following  exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American
Stock Exchange.

     The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price  movements in a Portfolio's portfolio  correlate with price movements of the stock index  selected.  Because the value of an index option  depends  upon  movements in the level of the index rather than the price of a particular stock,  whether a Portfolio will realize a gain or loss from the  purchase or writing of options on an index  depends  upon movements in the level of stock prices in the stock market  generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular  stock.  Since a Portfolio  will not  duplicate the components  of an index,  the  correlation  will not be exact.  Consequently,  a
Portfolio bears the risk that the prices of the securities being hedged will not move in the same  amount as the hedging  instrument.  It is also  possible  that there  may be a  negative  correlation  between  the  index or other  securities underlying the hedging  instrument and the hedged  securities which would result in a loss on both  such  securities  and the  hedging  instrument.  Accordingly, successful  use of options  on stock  indices  will be subject to the  Manager's ability to predict  correctly  movements  in the  direction  of the stock market generally  or of a  particular  industry.  This  requires  different  skills and techniques than predicting changes in the price of individual stocks.

     Positions  in stock  index  options  may be closed out only on an  exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions  could have an adverse impact on a Portfolio's  ability to effectively hedge its  securities.  A Portfolio  will enter into an option  position only if there appears to be a liquid secondary market for such options.

                                       19

     The Portfolios  will not engage in transactions in options on stock indices for speculative  purposes but only to protect appreciation  attained,  to offset capital  losses and to take  advantage of the liquidity  available in the option markets.

     Lastly, it should be noted that the Trust, on behalf of the Portfolios, has filed with the National Futures  Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity
Exchange  Act,  as  amended,  and the  rules of the  Commodity  Futures  Trading
Commission promulgated  thereunder,  with respect to the Portfolios' operations.
Accordingly,  the Portfolios are not subject to  registration or regulation as a
CPOs.

     Accounting  Issues.  When a  Portfolio  writes a call,  or  purchases a put option, an amount equal to the premium received or paid by it is included in the section  of  the  Portfolio's  assets  and  liabilities  as an  asset  and as an equivalent liability.

     In writing a call, the amount of the liability is  subsequently  "marked to market" to reflect the current market value of the option  written.  The current market  value of a  written  option  is the  last  sale  price on the  principal exchange on which such  option is traded or, in the absence of a sale,  the mean between  the last bid and asked  prices.  If an  option  which a  Portfolio  has written expires on its stipulated  expiration  date, the Portfolio  recognizes a short-term gain. If a Portfolio enters into a closing purchase  transaction with respect to an option which the Portfolio has written,  the Portfolio  realizes a short-term  gain (or loss if the cost of the  closing  transaction  exceeds  the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security,  and the liability related to such option is extinguished.  If a call option which a Portfolio has written is exercised,  the
Portfolio realizes a capital gain or loss (long-term or short-term, depending on the holding period of the  underlying  security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The  premium  paid by a  Portfolio  for the  purchase  of a put  option  is recorded  in the  section  of  the  Portfolio's  assets  and  liabilities  as an investment  and  subsequently  adjusted daily to the current market value of the option.  For  example,  if the current  market  value of the option  exceeds the premium paid, the excess would be unrealized  appreciation and,  conversely,  if the premium  exceeds the current  market value,  such excess would be unrealized depreciation.  The current  market value of a purchased  option is the last sale price on the  principal  Exchange  on which  such  option is  traded  or, in the absence of a sale, the mean between the last bid and asked prices.  If an option which a Portfolio has purchased  expires on the stipulated  expiration date, the
Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option.  If a Portfolio  sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether  the  proceeds  from the sale are  greater  or less than the cost of the option.  If a Portfolio  exercises a put option,  it realizes a capital  gain or loss (long-term or short-term, depending on the holding period of the underlying security)  from the sale of the  underlying  security and the proceeds from such sale will be  decreased  by the  premium  originally  paid.  However,  since the purchase  of a put  option is treated  as a short  sale for  federal  income tax purposes, the holding period of the underlying security will be affected by such a purchase.

     Accounting for options on certain stock indices will be in accordance  with generally  accepted  accounting  principles.  The amount of any realized gain or loss on closing out such a position  will result in a realized  gain or loss for tax  purposes.  Such  options held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term  capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Portfolio Loan Transactions

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters  of  credit  payable  by

                                       20

banks acceptable to a Portfolio  involved from the borrower;  2) this collateral must be valued  daily and  should  the  market  value of the  loaned  securities increase,  the borrower  must furnish  additional  collateral  to the  Portfolio involved;  3) the Portfolio must be able to terminate the loan after notice,  at any time; 4) the Portfolio must receive reasonable interest on any loan, and any dividends,  interest  or other  distributions  on the lent  securities,  and any increase  in the  market  value of such  securities;  5) the  Portfolio  may pay reasonable  custodian fees in connection with the loan; and 6) the voting rights on the lent  securities may pass to the borrower;  however,  if the Board of the
Portfolios know that a material event will occur  affecting an investment  loan, they must either  terminate the loan in order to vote the proxy or enter into an alternative  arrangement  with the borrower to enable the  Portfolio to vote the proxy.

     The major risk to which a Portfolio  would be exposed on a  portfolio  loan transaction  is the risk that the borrower  would go bankrupt at a time when the value of the security goes up. Therefore,  a Portfolio will only enter into loan arrangements  after a review of all  pertinent  facts by the Manager,  under the supervision  of the  Board,  including  the  creditworthiness  of the  borrowing broker,  dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Repurchase Agreements
     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Portfolios, if any, would be the  difference  between  the  repurchase  price and the market  value of the security.  A Portfolio will limit its  investments  in repurchase  agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, each Portfolio must have collateral of 102% of the repurchase price,  including the portion  representing a Portfolio's yield under such  agreements  which is monitored on a daily basis.  While the Portfolios are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

     The  Delaware  Investments(R)Funds  have  obtained  an  exemption  from the joint-transaction  prohibitions  of  Section  17(d) of the 1940 Act to allow the
Delaware  Investments(R)Funds  jointly to invest  cash  balances.  The  Delaware
Investments(R)Funds  may invest cash balances in a joint repurchase agreement in accordance  with the terms of the Order and subject  generally to the conditions described above.

Reverse Repurchase Agreements

     The Portfolios are authorized to enter into reverse repurchase  agreements.
A reverse repurchase  agreement is the sale of a security by a Portfolio and its agreement to repurchase  the security at a specified time and price. A Portfolio will mark as segregated on its books or on the books of its  custodian,  cash in
an  amount  sufficient  to  cover  its  obligations  under  reverse   repurchase
agreements  with   broker/dealers.   Under  the  1940  Act,  reverse  repurchase
agreements  may  be  considered  borrowings  by a  Portfolio;  accordingly,  the
Portfolio will limit its investments in reverse repurchase agreements,  together with any other  borrowings,  to no more than one-third of its total assets.  The use of reverse  repurchase  agreements  by a Portfolio  creates  leverage  which increases the Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the  agreements,  a  Portfolio's  earnings  or NAV  will  increase  faster  than otherwise would be the case; conversely,  if the income and gains fail to exceed the costs,  earnings or NAV would  decline  faster than  otherwise  would be the case.

"Roll" Transactions
     The Portfolios may engage in "roll"  transactions.  A "roll" transaction is the sale of  securities  together  with a commitment  (for which a Portfolio may receive a fee) to purchase  similar,  but not identical,  securities at a future date. Under the 1940 Act, these  transactions may be considered  borrowings by a
Portfolio;  accordingly,  a Portfolio will limit its use of these  transactions, together  with any  other  borrowings,  to no more than  one-third  of its total assets.  A  Portfolio  will  mark  as  segregated  liquid  assets  in an  amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes,  to the extent an

                                       21

underlying  fund's aggregate  commitments  under these  transactions  exceed its holdings  of cash  and  securities  that do not  fluctuate  in  value  (such  as short-term  money  market  instruments),  a Portfolio  temporarily  will be in a leveraged  position  (i.e.,  it will have an amount  greater than its net assets subject to market  risk).  Should the market  value of a  Portfolio's  portfolio securities  decline  while such  Portfolio is in a leveraged  position,  greater depreciation  of its net assets  would  likely  occur than were it not in such a position.  As a  Portfolio's  aggregate  commitments  under  these  transactions increase, the opportunity for leverage similarly increases.

Rule 144A Securities
     The Portfolios may invest in restricted securities,  including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule
144A Securities")  under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Portfolio's  illiquidity to the extent that  qualified  institutional buyers become,  for a time,  uninterested in purchasing these securities.  After the purchase of a Rule 144A Security,  however,  the  Portfolios'  Board and the
Manager will continue to monitor the liquidity of that security to ensure that a
Portfolio's  holdings  of  illiquid  securities  does not  exceed  its  limit on investments in such securities.

Short Sales Against the Box
     The Portfolios may make short sales "against the box." Whereas a short sale is the sale of a security a Portfolio  does not own, a short sale is against the box if at all times during which the short position is open, such Portfolio owns at least an equal amount of the  securities or securities  convertible  into, or exchangeable without further  consideration for, securities of the same issue as the  securities  sold short.  Short sales against the box are typically  used by sophisticated investors to defer recognition of capital gains or losses.

Small to Medium-Sized Companies
     The  Portfolios  may invest their assets in equity  securities  of small to medium-sized  companies.  These stocks have  historically  been more volatile in price than larger capitalization  stocks, such as those included in the S&P 500.
This is because,  among other things,  smaller  companies have a lower degree of
liquidity  and  tend  to  have  a  greater   sensitivity  to  changing  economic
conditions.  These companies may have narrow product lines, markets or financial resources,  or  may  depend  on  a  limited  management  group.  The  companies'
securities may trade less  frequently  and have a smaller  trading  volume.  The securities may be traded only in the  over-the-counter  markets or on a regional securities  exchange.  In addition to  exhibiting  greater  volatility,  smaller capitalization  securities may, to some degree,  fluctuate  independently of the stocks of larger  capitalization  companies.  For example, the stocks of smaller capitalization  companies  may  decline in price as the price of larger  company stocks rise, or vice versa.

Swaps, Caps, Floors and Collars
     The Portfolios  may enter into interest rate,  currency and index swaps and the purchase or sale of related caps, floors and collars.  The Portfolios expect to enter into these  transactions  primarily to preserve a return or spread on a particular  investment or portion of its portfolio,  to protect against currency fluctuations,  as a duration  management  technique  or to protect  against  any increase in the price of  securities  a Portfolio  anticipates  purchasing  at a later date. The Portfolios  intend to use these  transactions  as hedges and not speculative  investments and will not sell interest rate caps or floors where it does not own  securities  or other  instruments  providing  the income  stream a
Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a
Portfolio with another party of their  respective  commitments to pay or receive interest,  e.g.,  an exchange of floating  rate payments for fixed rate payments with respect to a nominal  amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more  currencies  based on the relative value  differential among them and an index swap is an agreement to swap cash  flows on a  notional  amount  based on  changes  in the values of the reference  indices.  The  purchase of a cap  entitles  the  purchaser to receive payments on a notional  principal  amount from the party selling such cap to the extent that a specified index exceeds a  predetermined  interest rate or amount.
The purchase of a floor entitles the purchaser to receive payments on a notional principal  amount  from  the  party  selling  such  floor to the  extent  that a specified index falls below a predetermined interest rate or amount. A collar is
a

                                       22

combination  of a cap and a floor that  preserves a certain  return  within a predetermined range of interest rates or values.

     A Portfolio  will usually  enter into swaps on a net basis,  i.e.,  the two payment streams are netted out in a cash settlement on the payment date or dates specified in the  instrument,  with such Portfolio  receiving or paying,  as the case may be, only the net amount of the two payments. In as much as these swaps, caps, floors and collars are entered into for good faith hedging  purposes,  the
Manager and the Portfolios  believe such  obligations  do not constitute  senior securities  under the 1940 Act and,  accordingly,  will not treat  them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap,  floor or collar  transaction  unless,  at the time of  entering  into such transaction, the unsecured long-term debt of the counterparty, combined with any credit  enhancements,  is rated at least A by S&P or Moody's or is determined to be of  equivalent  credit  quality by the Manager.  If there is a default by the counterparty,  a  Portfolio  may  have  contractual  remedies  pursuant  to  the agreements related to the transaction.  The swap market has grown  substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation.  As a result, the swap market has become relatively  liquid.  Caps, floors and collars are more recent  innovations for which  standardized  documentation  has not yet been fully developed and, accordingly, they are less liquid than swaps.

Temporary Defensive Positions
     The Portfolios are permitted to make temporary  investments in bonds,  cash or cash  equivalents  and may allocate  100% of their net assets to the Delaware
Cash Reserve Fund in response to unfavorable market conditions.

U.S. Government Securities

     Securities  issued or guaranteed by the U.S.  government or its agencies or instrumentalities  ("Government  Securities") in which the Portfolios may invest include debt obligations of varying  maturities  issued by the U.S.  Treasury or issued or guaranteed  by an agency or  instrumentality  of the U.S.  government, including  the Federal  Housing  Administration,  Farmers  Home  Administration,
Export-Import  Bank  of  the  United  States,  Small  Business   Administration,
Government   National   Mortgage   Association   ("GNMA"),    General   Services
Administration,  Central  Bank for  Cooperatives,  Federal  Farm  Credit  Banks,
Federal  Home Loan  Banks,  Federal  Home  Loan  Mortgage  Corporation,  Federal
Intermediate   Credit   Banks,   Federal  Land  Banks,   Fannie  Mae,   Maritime
Administration,  Tennessee Valley  Authority,  District of Columbia Armory Board
and Student Loan Marketing Association. Direct obligations of the U. S. Treasury include a variety of securities that differ in their interest rates,  maturities and dates of issuance.  Because the U.S.  government  is not obligated by law to provide support to an instrumentality  that it sponsors,  each Portfolio invests in obligations issued by an  instrumentality of the U.S.  government only if its investment  manager determines that the  instrumentality's  credit risk does not make its securities unsuitable for investment by a Portfolio.

Unseasoned Companies
     The Portfolios may invest in relatively new or unseasoned  companies  which are in their early stages of development,  or small companies  positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average.  Securities of unseasoned  companies  present  greater risks than securities  of larger,  more  established  companies.  The  companies in which a
Portfolio may invest may have relatively small revenues,  limited product lines, and may have a small share of the market for their  products or services.  Small companies  may  lack  depth of  management,  they may be  unable  to  internally generate funds necessary for growth or potential development or to generate such funds through  external  financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet  established and may  never  become  established.  Due to  these  and  other  factors,  small companies may suffer significant losses as well as realize  substantial  growth, and  investments  in such  companies  tend  to be  volatile  and  are  therefore speculative.

                                       23

Variable and Floating Rate Notes

     Variable rate master demand notes, in which the Portfolios may invest,  are unsecured  demand  notes that  permit the  indebtedness  thereunder  to vary and provide for periodic  adjustments in the interest rate according to the terms of the  instrument.  A Portfolio  will not invest over 5% of its assets in variable rate  master  demand  notes.  Because  master  demand  notes are direct  lending arrangements  between a Portfolio and the issuer,  they are not normally traded.
Although  there is no  secondary  market in the notes,  a  Portfolio  may demand payment of principal and accrued  interest at any time.  While the notes are not typically  rated by credit rating  agencies,  issuers of variable  amount master demand notes  (which are normally  manufacturing,  retail,  financial  and other business  concerns)  must  satisfy  the same  criteria  as set  forth  above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity  equal to the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value.

When-Issued and Delayed Delivery Securities
     The Portfolios may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking  place in the  future  in order to  secure  what is  considered  to be an advantageous  yield or price at the  time of the  transaction.  Delivery  of and payment for these  securities may take as long as a month or more after the date of the  purchase  commitment.  Each  Portfolio  may not enter  into  when-issued commitments  exceeding,  in the aggregate,  15% of the market value of its total assets less liabilities other than the obligations created by these commitments.
A Portfolio will designate cash or securities in amounts sufficient to cover its obligations and will value the designated  assets daily. The payment  obligation and the  interest  rates  that  will be  received  are each  fixed at the time a
Portfolio  enters into the commitment and no interest  accrues to such Portfolio until  settlement.  Thus,  it is possible  that the market  value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

                                       24

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Portfolio has adopted a policy generally prohibiting the disclosure of portfolio  holdings  information to any person until after 30 calendar days have passed. A list of each Portfolio's  portfolio  holdings monthly,  with a 30- day lag,  is posted on the  Portfolios'  Web site,  www.delawareinvestments.com.  In addition,  on a 10-day lag, we also make  available  on the Web site a month-end summary listing of the number of each Portfolio's securities,  country and asset allocations,  and top 10  securities  and sectors by  percentage of holdings for
each  Portfolio.   This  information  is  available  publicly  to  any  and  all shareholders free of charge once posted on the Web site by calling 800 523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute the Portfolios'  shares,  are generally treated similarly and are not provided  with the  Portfolios'  portfolio  holdings in advance of when they are generally available to the public.

     Third-party  service providers and affiliated persons of the Portfolios are provided with the Portfolios' portfolio holdings only to the extent necessary to perform services under agreements relating to the Portfolios. In accordance with the policy,  third-party  service  providers  who receive  non-public  portfolio holdings  information  on an ongoing  basis are: the Manager's  affiliates,  the
Portfolios'  independent  registered  public  accounting  firm, the  Portfolios'
custodian, the Portfolios' legal counsel, the Portfolios' financial printer, and the Portfolios' proxy voting service (Institutional Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements")  with the  Portfolios  or the
Manager may receive portfolio holdings  information more quickly than the 30-day lag. The  Non-Disclosure  Agreements  require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from disclosing the  information or trading on the  information  (either in Portfolio shares or in shares of the Portfolios' portfolio  securities).  In addition, the receiving  party  must  agree to  provide  copies  of any  research  or  reports generated  using  the  portfolio  holdings  information  in order  to allow  for monitoring of use of the information.  Neither the Portfolios,  the Manager, nor any affiliate  receive any compensation or  consideration  with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Portfolios' Chief Compliance Officer prior to such use.

     The Board  will be  notified  of any  substantial  change to the  foregoing procedures.  The Board also receives an annual report from the Portfolios' Chief
Compliance  Officer  which,  among other things,  addresses the operation of the
Portfolios'   procedures   concerning  the  disclosure  of  portfolio   holdings
information.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees

     The  business and affairs of the Trust are managed  under the  direction of its Board.  Certain officers and Trustees of the Trust hold identical  positions in each of the other  Delaware  Investments(R)Funds.  As of June 25,  2008,  the
Trust's  officers and Trustees owned less than 1% of the  outstanding  shares of each Class of each Portfolio.  The Trust's  Trustees and principal  officers are noted below along with their birth dates and their  business  experience for the
past  five  years.   The  Trustees  serve  for  indefinite   terms  until  their
resignation, death or removal.

                                       25

----------------------- ---------------- ---------------- -------------------------------- --------------------- -------------------
                                                                                                Number of
                                                                                            Portfolios in Fund
                                                                                           Complex Overseen by   Other Directorships
Name, Address, and      Position(s) Held Length of Time   Principal Occupation(s)          Trustee/ Director      Held by Trustee/
Birthdate                with the Trust      Served        During Past 5 Years                 or Officer       Director or Officer
----------------------- ---------------- ---------------- -------------------------------- --------------------- -------------------
Interested Trustees
------------------------ ---------------- ---------------- -------------------------------- --------------------- ------------------
Patrick P. Coyne(1)         Chairman,     Chairman and    Patrick P. Coyne has served in            84            Director - Kaydon
2005 Market Street      President, Chief  Trustee since    various executive capacities                              Corporation
Philadelphia, PA 19103      Executive    August 16, 2006  at different times at Delaware
                          Officer, and                            Investments(2)                                  Board of Governors
April 1963                   Trustee      President and                                                          Member - Investment
                                              Chief                                                               Company Institute
                                            Executive                                                               (ICI) (2007 -
                                          Officer since                                                                Present)
                                         August 1, 2006
                                                                                                                      Member of
                                                                                                                      Investment
                                                                                                                  Committee - Cradle
                                                                                                                 of Liberty Council,
                                                                                                                  BSA (November 2007
                                                                                                                      - Present)

                                                                                                                  Finance Committee
                                                                                                                  Member - St. John
                                                                                                                    Vianney Roman
                                                                                                                   Catholic Church
                                                                                                                   (2007 - Present)
----------------------- ---------------- ---------------- -------------------------------- --------------------- -------------------

                                       26

------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Thomas L. Bennett            Trustee       Since March          Private Investor -                  84             Director - Bryn
2005 Market Street                            2005            (March 2004 - Present)                               Mawr Bank Corp.
Philadelphia, PA 19103                                                                                                  (BMTC)
                                                               Investment Manager -                                 (April 2007 -
October 1947                                                   Morgan Stanley & Co.                                    Present)
                                                            (January 1984 - March 2004)
                                                                                                                     Chairman of
                                                                                                                      Investment
                                                                                                                   Committee - The
                                                                                                                   Haverford School
                                                                                                                   (2002 - Present)

                                                                                                                      Investment
                                                                                                                  Committee Chairman
                                                                                                                    - Pennsylvania
                                                                                                                   Academy of Fine
                                                                                                                     Arts (2007 -
                                                                                                                       Present)
                                                                                                                       Trustee
                                                                                                                   (2004 - Present)

                                                                                                                      Investment
                                                                                                                  Committee Member -
                                                                                                                     Pennsylvania
                                                                                                                    Horticultural
                                                                                                                  Society (February
                                                                                                                   2006 - Present)

----------------------- ---------------- ---------------- -------------------------------- --------------------- ---------------------
John A. Fry                  Trustee      Since January             President -                     84                Director -
2005 Market Street                            2001          Franklin & Marshall College                            Community Health
Philadelphia, PA 19103                                         (June 2002 - Present)                                   Systems

May 1960                                                    Executive Vice President -                            Director - Allied
                                                             University of Pennsylvania                            Barton Security
                                                             (April 1995 - June 2002)                                  Holdings

----------------------- ---------------- ---------------- -------------------------------- --------------------- ---------------------
Anthony D. Knerr             Trustee       Since April     Founder and Managing Director            84                   None
2005 Market Street                            1990         - Anthony Knerr & Associates
Philadelphia, PA 19103                                        (Strategic Consulting)
                                                                 (1990 - Present)
December 1938

----------------------- ---------------- ---------------- -------------------------------- --------------------- ---------------------
Lucinda S. Landreth          Trustee       Since March      Chief Investment Officer -              84                   None
2005 Market Street                            2005                Assurant, Inc.
Philadelphia, PA 19103                                              (Insurance)
                                                                   (2002 - 2004)
June 1947
----------------------- ---------------- ---------------- -------------------------------- --------------------- ---------------------
Ann R. Leven                 Trustee      Since October            Consultant -                     84           Director and Audit
2005 Market Street                            1989                ARL Associates                                 Committee Chair -
Philadelphia, PA 19103                                         (Financial Planning)                                 Systemax Inc.
                                                                 (1983 - Present)
November 1940

----------------------- ---------------- ---------------- -------------------------------- --------------------- ---------------------
Thomas F. Madison            Trustee        Since May      President and Chief Executive            84                Director -
2005 Market Street                           1997(3)       Officer - MLM Partners, Inc.                           CenterPoint Energy
Philadelphia, PA 19103                                      (Small Business Investing &
                                                                    Consulting)                                   Director and Chair
February 1936                                                (January 1993 - Present)                            of Audit Committee -
                                                                                                                  Digital River Inc.

                                                                                                                  Director and Chair
                                                                                                                     of Audit and

                                       27

                                                                                                                     Compensation
                                                                                                                     Committees-
                                                                                                                  Rimage Corporation

                                                                                                                  Director and Chair
                                                                                                                   of Compensation
                                                                                                                   and Governance &
                                                                                                                      Nominating
                                                                                                                     Committees -
                                                                                                                 Valmont Industries,
                                                                                                                         Inc.

----------------------- ---------------- ---------------- -------------------------------- --------------------- ---------------------
Janet L. Yeomans             Trustee       Since April     Vice President and Treasurer             84                   None
2005 Market Street                            1999           (January 2006 - Present)
Philadelphia, PA 19103
                                                            Vice President - Mergers &
July 1948                                                          Acquisitions
                                                          (January 2003 - January 2006),
                                                                and Vice President
                                                            (July 1995 - January 2003)
                                                                  3M Corporation

                                                           Ms. Yeomans has held various
                                                            management positions at 3M
                                                              Corporation since 1983.

----------------------- ---------------- ---------------- -------------------------------- --------------------- ---------------------
J. Richard Zecher            Trustee       Since March               Founder -                      84            Director and Audit
2005 Market Street                            2003              Investor Analytics                                Committee Member -
Philadelphia, PA 19103                                           (Risk Management)                                Investor Analytics
                                                               (May 1999 - Present)
July 1940                                                                                                         Director and Audit
                                                                     Founder -                                    Committee Member -
                                                              Sutton Asset Management                               Oxigene, Inc.
                                                                   (Hedge Fund)
                                                            (September 1996 - Present)
----------------------- ---------------- ---------------- -------------------------------- --------------------- ---------------------

                                       28

----------------------- ---------------- ---------------- -------------------------------- --------------------- -------------------
Name, Address, and      Position(s) Held Length of Time   Principal Occupation(s) During        Number of        Other Directorships
Birthdate               with the Trust    Served               Past 5 Years                     Portfolios in Fund
                                                                                           Complex Overseen by     Held by Trustee/
                                                                                            Trustee or Officer   Director or Officer
------------------------------------------------------------------------------------------------------------------------------------
Officers
----------------------- ---------------- ---------------- -------------------------------- --------------------- -------------------
David F. Connor          Vice President, Vice President    David F. Connor has served as            84                 None(4)
2005 Market Street       Deputy General       since          Vice President and Deputy
Philadelphia, PA 19103    Counsel, and   September 2000     General Counsel at Delaware
                            Secretary     and Secretary       Investments since 2000.
December 1963                             since October
                                              2005

----------------------- ---------------- ---------------- -------------------------------- --------------------- -------------------
Daniel V. Geatens        Vice President     Treasurer      Daniel V. Geatens has served             84                 None(4)
2005 Market Street        and Treasurer   since October      in various capacities at
Philadelphia, PA 19103                        2007          different times at Delaware
                                                                   Investments.
October 1972
----------------------- ---------------- ---------------- -------------------------------- --------------------- -------------------
David P. O'Connor          Senior Vice     Senior Vice     David P. O'Connor has served             84                 None(4)
2005 Market Street         President,      President,     in various executive and legal
Philadelphia, PA 19103  General Counsel,     General       capacities at different times
                         and Chief Legal  Counsel, and       at Delaware Investments.
February 1966                Officer       Chief Legal
                                          Officer since
                                          October 2005
----------------------- ---------------- ---------------- -------------------------------- --------------------- -------------------
Richard Salus              Senior Vice        Chief         Richard Salus has served in             84                 None(4)
2005 Market Street        President and     Financial      various executive capacities
Philadelphia, PA 19103   Chief Financial  Officer since   at different times at Delaware
                             Officer      November 2006            Investments.
October 1963

------------------------------------------------------------------------------------------------------------------------------------

(1)  Patrick P. Coyne is considered to be an "Interested  Trustee" because he is an executive officer of the Trust's Manager.

(2)  Delaware  Investments(R)is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter, and transfer agent.

(3)  In 1997,  several  funds  managed by  Voyageur  Fund  Managers,  Inc.  (the
     "Voyageur Funds") were incorporated into the Delaware  Investments(R)Family of Funds.  Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

(4)  David F. Connor,  Daniel V. Geatens,  David P. O'Connor,  and Richard Salus
     serve in similar  capacities  for the six  portfolios  of the Optimum  Fund
     Trust, which have the same investment manager,  principal underwriter,  and transfer agent as the Trust.

The  following is  additional  information  regarding  investment  professionals affiliated with the Trust.

---------------------------------- ------------------------------------ ---------------- --------------------------------------
Name, Address and Birthdate          Position(s) Held with the Trust    Length of Time    Principal Occupation(s) During Past
                                                                            Served                      5 Years
---------------------------------- ------------------------------------ ---------------- --------------------------------------
Michael J. Hogan                   Executive Vice President and Chief       1 year        Executive Vice President and Chief
2005 Market Street                    Investment Officer - Head of                        Investment Officer - Head of Equity
Philadelphia, PA 19103-7094                Equity Investments                                         Investments
                                                                                                     (since 2007)
June 1963
                                                                                            Mr. Hogan has served in various
                                                                                         capacities at different times at SEI
                                                                                                     Investments.
---------------------------------- ------------------------------------ ---------------- --------------------------------------
Paul Grillo                           Senior Vice President/Senior         16 Years        Mr. Grillo has served in various
                                            Portfolio Manager                              capacities at different times at
2005 Market Street                                                                               Delaware Investments.
Philadelphia, PA 19103-7094

May 1959
---------------------------------- ------------------------------------ ---------------- --------------------------------------

                                       29

---------------------------------- ------------------------------------ ---------------- --------------------------------------
Sharon Hill                           Senior Vice President/Head of         8 Years         Dr. Hill has served in various
2005 Market Street                  Equity Quantitative Research and                       capacities at different times at
Philadelphia, PA 19103-7094                     Analytics                                        Delaware Investments.

September 1970

---------------------------------- ------------------------------------ ---------------- --------------------------------------
Francis X. Morris                    Senior Vice President and Chief       11 Years        Mr. Morris has served in various
2005 Market Street                  Investment Officer - Core Equity                       executive capacities at different
Philadelphia, PA 19103-7094                                                                 times at Delaware Investments.

March 1961

---------------------------------- ------------------------------------ ---------------- --------------------------------------
Babak Zenouzi                       Senior Vice President and Senior        2 Years       Mr. Zenouzi served as a partner and
2005 Market Street                          Portfolio Manager                                 senior portfolio manager at
Philadelphia, Pa 19103-7094                                                               Chartwell Investment Partners prior
                                                                                           to joining Delaware Investment in
February 1963                                                                               May 2006. Mr. Zenouzi served in
                                                                                            various different capacities at
                                                                                              different times at Delaware
                                                                                            Investments from 1992 to 1999.
---------------------------------- ------------------------------------ ---------------- --------------------------------------

     The  following  table shows each  Trustee's  ownership of each  Portfolio's shares, if any, and of all Delaware Investments(R)Funds as of December 31, 2007.

------------------- --------------------------------- --------------------------------------------------
Name                 Dollar Range of Equity   Aggregate Dollar Range of Equity Securities in All
                        Securities                  Registered Investment Companies Overseen by Trustee in
                     in the Portfolios                     Family of Investment Companies
------------------- ------------------------ ----------------------------------------------------------
Thomas L. Bennett          None                                  $10,001 - $50,000
------------------- ------------------------ ----------------------------------------------------------
Patrick P. Coyne           None                                    Over $100,000
------------------- ------------------------ ----------------------------------------------------------
John A. Fry                None                                 $50,001 - $100,000
------------------- ------------------------ ----------------------------------------------------------
Anthony D. Knerr           None                                    Over $100,000
------------------- ------------------------ ----------------------------------------------------------
Lucinda S. Landreth        None                                 $50,001 - $100,000
------------------- ------------------------ ----------------------------------------------------------
Ann R. Leven               None                                    Over $100,000
------------------- ------------------------ ----------------------------------------------------------
Thomas F. Madison          None                                  $10,001 - $50,000
------------------- ------------------------ ----------------------------------------------------------
Janet L. Yeomans           None                                    Over $100,000
------------------- ------------------------ ----------------------------------------------------------
J. Richard Zecher          None                                  $10,001 - $50,000
------------------- ------------------------ ----------------------------------------------------------

         The following table describes the aggregate compensation received by the Trustees from the Trust and the total compensation received from the Delaware Investments(R)Funds for which he or she served as a Trustee or Director for the fiscal year ended September 30, 2007.  Only the Trustees of the Trust who are not "interested persons" as defined by the 1940 Act
(the "Independent Trustees") receive compensation from the Funds.

                                       30

-------------------- -------------------------- --------------------------- ----------------------------

                                                                              Total Compensation from
                                                                             the Investment Companies
                                                                                  in the Delaware
                      Aggregate Compensation       Retirement Benefits        Investments(R)Complex(1)
                          from the Trust         Accrued as Part of Fund
Trustee                                                  Expenses
-------------------- -------------------------- --------------------------- ----------------------------

Thomas L. Bennett            $4,454.61                      $0                      $156,666.70
-------------------- -------------------------- --------------------------- ----------------------------

John A. Fry                  $4,618.28                  $4,103.19                   $162,516.70
-------------------- -------------------------- --------------------------- ----------------------------

Anthony D. Knerr             $4,272.62                  $18,521.69                  $150,266.70
-------------------- -------------------------- --------------------------- ----------------------------

Lucinda S. Landreth          $4,272.62                      $0                      $150,266.70
-------------------- -------------------------- --------------------------- ----------------------------

Ann R. Leven                 $5,338.96                  $17,075.75                  $187,733.40
-------------------- -------------------------- --------------------------- ----------------------------

Thomas F. Madison            $4,907.39                  $18,325.65                  $172,500.02
-------------------- -------------------------- --------------------------- ----------------------------

Janet L. Yeomans             $4,454.61                  $7,954.60                   $156,666.70
-------------------- -------------------------- --------------------------- ----------------------------

J. Richard Zecher            $4,381.97                      $0                      $154,166.70
-------------------- -------------------------- --------------------------- ----------------------------

(1)  Effective December 1, 2007, each Independent  Trustee/Director will receive an annual  retainer fee of $100,000 for serving as a  Trustee/Director  for all 31  investment  companies  in the Delaware  Investments(R)family,  plus
     $5,000  per day for  attending  each  Board  Meeting  held on behalf of all investment  companies  in  the  complex.  Members  of  the  Nominating  and
     Corporate Governance Committee,  Audit Committee, and Investments Committee
     receive  additional  compensation  of  $2,500  for each  Committee  meeting attended.  In addition,  the chairperson of the Audit Committee receives an annual retainer of $25,000,  the  chairperson of the Investments  Committee receives  an  annual  retainer  of  $20,000,  and  the  chairperson  of the
     Nominating and Corporate Governance  Committees receives an annual retainer
     of  $15,000.  The   Lead/Coordinating   Trustee/Director  of  the  Delaware
     Investments(R)Funds  receives  an  additional  annual  retainer of $35,000.
     These amounts do not include  payments  related to the  termination  of the retirement plan discussed below.

     The Board of Trustees terminated the Delaware  Investments  Retirement Plan for  Trustees/Directors  (the "Retirement Plan") effective on November 30, 2006.
Until the Retirement  Plan's  termination as described  below,  each Independent
Trustee  who,  at the  time of his or her  retirement  from the  Boards,  having attained  the age of 70 and served on the  Boards  for at least five  continuous years,  was entitled to receive  payments  from each  investment  company in the
Delaware   Investments(R)fund  complex  for  which  he  or  she  had  served  as
Trustee/Director.  These  payments  were to be made  for a  period  equal to the lesser of the number of years that such person served as a  Trustee/Director  or the remainder of such person's life. The amount of such payments would have been equal,  on an  annual  basis,  to the  amount  of the  annual  retainer  paid to
Trustees/Directors  of each  investment  company  at the  time of such  person's retirement.

     The table below sets forth the estimated  annual  retirement  benefit as of the date of  termination  of the  Retirement  Plan that would have been  payable under the Retirement Plan at specified  compensation level and years of service.
Trustees  credited  with years of service  through  December 31, 2006 were:  Mr.
Knerr (17 years),  Ms. Leven (17 years),  Mr. Madison (13 years), Ms. Yeomans (8 years), and Mr. Fry (6 years).

-------------------------------- -----------------------------------------------
                                         Years of Service
-------------------------------- -----------------------------------------------
Amount of Annual Retainer Paid
in Last Year of Service              0-4 Years          5 Years or More
-------------------------------- ---------------- -----------------------------

                                       31

-------------------------------- ---------------- -----------------------------
          $80,000(1)                    $0                  $80,000
-------------------------------- ---------------- -----------------------------

(1)  Reflects  annual  retainer at the time of Retirement  Plan  termination for
     Anthony D. Knerr, Ann R. Leven,  Thomas F. Madison,  Janet L. Yeomans,  and
     John A. Fry.

     As a result of the termination of the Retirement  Plan, no further benefits will  accrue to any  current  or future  directors  and a  one-time  payment  of
benefits   earned   under   the   Retirement   Plan   was   paid   to   eligible
Trustees/Directors.  The amount of the  payment,  which was made on January  31,
2007,  represented  the  benefits  to which the  eligible  Trustee/Director  was entitled under the terms of the Retirement  Plan. The calculation of such amount was based  on:  (1) the  annual  retainer  amount as of the date of  termination
($80,000);  (2)  each  Trustee/Director's  years  of  service  as of the date of termination  (listed above); and (3) the actuarially  determined life expectancy of each  Trustee/Director.  The payments thus calculated were then discounted to present value.

     The net present value of the benefits  accrued under the Retirement Plan to
which  each  such  eligible   Independent   Trustee/Director  was  entitled  was
calculated by a licensed/certified actuary and then reviewed and approved by the
Trust's  Independent  Directors who had no benefits  vested under the Plan.  The amounts  paid in January 2007 with  respect to the entire  Delaware  Investments
Complex were as follows:  Anthony D. Knerr ($702,373);  Ann R. Leven ($648,635);
Thomas F.  Madison  ($696,407);  Janet L.  Yeomans  ($300,978);  and John A. Fry
($155,030). Of these amounts, the following amounts were allocated to the Trust:
Anthony D. Knerr ($3,598),  Ann R. Leven ($3,320),  Thomas F. Madison  ($3,564),
Janet L. Yeomans ($1,543), and John A. Fry ($795).

     The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting  firm  and the  full  Board.  The  Trust's  Audit
Committee  consists  of the  following  four  Independent  Trustees:  Thomas  F.
Madison,  Chairman;  Thomas L. Bennett; Janet L. Yeomans; and J. Richard Zecher.
The Audit Committee held six meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the Board  only in the event  that there is a vacancy on the
Board.  Shareholders who wish to submit  recommendations  for nominations to the
Board to fill a vacancy  must  submit  their  recommendations  in writing to the
Nominating and Corporate Governance Committee, c/o Delaware  Investments(R)Funds
at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.  Shareholders should include  appropriate  information on the background  and  qualifications  of any person  recommended  (e.g.,  a  resume),  as  well  as the  candidate's  contact information  and a written  consent from the candidate to serve if nominated and elected.  Shareholder  recommendations  for  nominations  to the  Board  will be accepted on an ongoing basis and such  recommendations  will be kept on file for consideration  when there is a vacancy on the Board.  The committee  consists of the following three  Independent  Trustees:  John A. Fry,  Chairman;  Anthony D.
Knerr;  and Lucinda S.  Landreth.  The  Nominating  Committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board, its committees,  and its activities. The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held four meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to the  Portfolios  by the  Manager as well as any sub-advisors;  (ii) review all proposed advisory and sub-advisory agreements for new  Portfolios or proposed  amendments to existing  agreements and to recommend what  action the full Board and the  independent  trustees  take

                                       33

regarding  the approval of all such proposed  agreements;  and (iii) review from time to time reports supplied by the Manager  regarding  investment  performance and expenses and suggest  changes to such  reports.  The  Investments  Committee consists  of  the  following  five  Independent  Trustees:  Thomas  L.  Bennett,
Chairman;  Lucinda S. Landreth;  Janet L. Yeomans; J. Richard Zecher; and Ann R.
Leven.  The  Investments  Committee  was  established  on October 25, 2006.  The
Investments Committee held five meetings during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Portfolios' financial  intermediary  wholesaler) have adopted Codes of
Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act, which  govern  personal  securities  transactions.  Under the  Codes of  Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities  that  may  be  purchased  or  held  by the
Portfolios,  subject to the  requirements set forth in Rule 17j-1 under the 1940
Act and certain other procedures set forth in the applicable Code of Ethics. The
Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Portfolios  have formally  delegated to the Manager the  responsibility for making all proxy voting  decisions in relation to portfolio  securities held by the  Portfolios.  If and  when  proxies  need to be voted  on  behalf  of the
Portfolios,  the Manager  will vote such  proxies  pursuant to its Proxy  Voting
Policies and Procedures (the "Procedures").  The Manager has established a Proxy
Voting  Committee (the  "Committee"),  which is  responsible  for overseeing the
Manager's   proxy  voting   process  for  the   Portfolios.   One  of  the  main
responsibilities  of the  Committee is to review and approve the  Procedures  to ensure that the  Procedures are designed to allow the Manager to vote proxies in a manner  consistent  with  the goal of  voting  in the  best  interests  of the
Portfolios.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services  ("ISS/RiskMetrics"),  a
wholly owned subsidiary of RiskMetrics Group  ("RiskMetrics"),  to analyze proxy statements on behalf of the  Portfolios  other Manager  clients and vote proxies generally in accordance  with the  Procedures.  The Committee is responsible for overseeing  ISS/RiskMetrics's proxy voting activities. If a proxy has been voted for a Portfolio,  ISS/RiskMetrics  will create a record of the vote. By no later than  August 31 of each year,  information  (if any)  regarding  how the Manager voted  proxies  relating  to  portfolio  securities  during  the  most  recently disclosed  12-month period ended June 30 is available without charge (i) through the Portfolios' Web site at  www.delawareinvestments.com;  and (ii) on the SEC's
Web site at www.sec.gov.

     The Procedures contain a general guideline stating that  recommendations of company management on an issue  (particularly  routine issues) should be given a fair amount of weight in determining how proxy issues should be voted.  However, the Manager  will  normally  vote  against  management's  position  when it runs counter to its specific  Proxy Voting  Guidelines  (the  "Guidelines"),  and the
Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Portfolios.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of the Portfolios. Some examples of the Guidelines are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from a company's operations and products.

     Because the  Portfolios  have  delegated  proxy voting to the Manager,  the
Portfolios  are not  expected to  encounter  any  conflict  of  interest  issues regarding  proxy voting and therefore  does not have  procedures  regarding this matter.  However,  the  Manager  does  have a  section  in its  Procedures  that addresses  the  possibility  of  conflicts  of  interest.  Most proxies that the
Manager  receives on behalf of the  Portfolios are voted by  ISS/RiskMetrics  in accordance with the Procedures.  Because almost all Portfolio  proxies are voted by ISS/RiskMetrics pursuant to the pre-determined  Procedures,  it normally will not be necessary for the Manager to make an actual  determination of

                                       33

how to  vote a  particular  proxy,  thereby  largely  eliminating  conflicts  of interest for the Manager  during the proxy voting  process.  In the very limited
instances  where  the  Manager  is  considering   voting  a  proxy  contrary  to
ISS/RiskMetrics's  recommendation,  the Committee will first assess the issue to see if there is any  possible  conflict  of  interest  involving  the Manager or affiliated  persons  of the  Manager.  If a member of the  Committee  has actual knowledge of a conflict of interest,  the  Committee  will  normally use another independent third party to do additional  research on the particular proxy issue in order to make a  recommendation  to the Committee on how to vote the proxy in the best interests of the  Portfolios.  The Committee will then review the proxy
voting  materials  and  recommendation   provided  by  ISS/RiskMetrics  and  the
independent third party to determine how to vote the issue in a manner which the
Committee  believes is consistent  with the Procedures and in the best interests of the Portfolios.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes  investment  management  services  to the  Portfolios,  subject to the supervision  and direction of the Board.  The Manager also  provides  investment management services to all of the other Delaware Investments(R)Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the  Portfolios  are made  independently  from those of the other  funds and accounts,  investment decisions for such other funds and accounts may be made at the same time as investment  decisions for the Portfolios.  The Manager pays the salaries of all Trustees,  officers and employees who are  affiliated  with both the Manager and the Trust.

     As of December 31, 2007,  the Manager and its  affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is a  subsidiary  of  Delaware  Management  Holdings,  Inc.  ("DMH").  DMH  is a
subsidiary, and subject to the ultimate control, of Lincoln National Corporation
("Lincoln").   Lincoln,  with  headquarters  in  Radnor,   Pennsylvania,   is  a
diversified  organization  with  operations  in many  aspects  of the  financial services  industry,  including  insurance and  investment  management.  Delaware
Investments is the marketing name for DMH and its subsidiaries.  The Manager and its  affiliates  own the name  "Delaware  Group." Under  certain  circumstances, including the termination of the Trust's advisory  relationship with the Manager or its  distribution  relationship  with the  Distributor,  the  Manager and its affiliates  could cause the Trust to remove the words "Delaware  Group" from the
Trust's name.

     The Investment  Management  Agreement for the Moderate Allocation Portfolio
and the  Conservative  Allocation  Portfolio  is  dated  April  1,  1999 and was approved by shareholders on March 17, 1999. The Investment  Management Agreement
for the Aggressive Allocation Portfolio is dated April 15, 1999 and was approved by shareholders on April 13, 1999. The fee schedule  contained in the Investment
Management  Agreement for each of the Portfolios  was amended in  mid-September,
2008 to increase the investment management fee for each Portfolio in conjunction with the  replacement of the fund of funds  structure  with a direct  investment structure. Each Investment Management Agreement had an initial term of two years and may be renewed  each year only so long as such renewal and  continuance  are specifically approved at least annually by the Board or by vote of a majority of the outstanding  voting securities of a Portfolio,  and only if the terms of and the  renewal  thereof  have  been  approved  by the  vote of a  majority  of the independent  trustees  of the Trust who are not  parties  thereto or  interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  Each  Investment  Management  Agreement is terminable without  penalty  on 60 days'  notice  by the  Trustees  of the  Trust or by the
Manager.  Each Investment  Management Agreement will terminate  automatically in the event of its assignment.

     Pursuant to the Investment  Management  Agreements,  each Portfolio pays an annual fee equal to 0.65% of average daily net assets of each of the Portfolios.

                                       34

The  investment  management  fees  incurred for the last three fiscal years with respect to each Portfolio were as follows(1):

------------------------------------- ----------------- --------------------------------------
                                              2007              2006             2005
------------------------------------- ----------------- --------------------------------------
Aggressive Allocation Portfolio       $134,736 earned   $119,690 earned  $96,739 earned
                                      $32,271 paid      $0 paid          $  7,985 paid
                                      $102,465 waived   $119,690 waived  $88,754 waived
------------------------------------- ----------------- --------------------------------------
Moderate Allocation Portfolio         $121,908 earned   $98,509 earned   $86,425 earned
                                      $42,862 paid      $0 paid          $10,655 paid
                                      $79,046 waived    $98,509 waived   $75,770 waived
------------------------------------- ----------------- --------------------------------------
Conservative Allocation Portfolio     $103,263 earned   $84,330 earned   $77,097 earned
                                      $18,051 paid      $0 paid          $-0- paid
                                      $85,212 waived    $84,330 waived   $77,097 waived
------------------------------------- ----------------- --------------------------------------

(1)  Prior to  September  23,  2008,  the  Portfolio  was  organized  to  invest primarily in other Delaware Investments(R)Funds.  As of September 24, 2008,
     the  Portfolio  has  been  restructured  to  invest  in  a  combination  of
     underlying   securities   representing  a  variety  of  asset  classes  and
     investment  styles.  The historical  management fees presented above do not reflect these changes.

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreement, each
Portfolio  is  responsible  for  all of its own  expenses.  Among  others,  such expenses include the Portfolio's  proportionate share of certain  administrative expenses;  investment management fees; transfer and dividend disbursing fees and costs;  accounting  services;  custodian expenses;  federal and state securities registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and  distribution,  except for payments by the Portfolio Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect  subsidiary of
DMH, and,  therefore,  of Lincoln.  The  Distributor  has agreed to use its best efforts to sell shares of the Portfolios.  See the  Prospectuses for information on how to invest.  Shares of the Portfolios are offered on a continuous basis by the Distributor and may be purchased through  authorized  investment  dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national  distributor for the other Delaware  Investments(R)Funds.  The Board annually reviews fees paid to the Distributor.

     During the Portfolios'  last three fiscal years,  the Distributor  received net commissions  from each Portfolio on behalf of its respective Class A Shares, after reallowances to dealers, as follows:

--------------------------------------------------------------------------------
                      Aggressive Allocation Portfolio
------------------ -------------------- ----------------------- ----------------
                        Amount of           Total Amounts              Net
  Fiscal              Underwriting            Re-allowed            Commission
Year Ended             Commission             To Dealers          to Distributor
------------------ -------------------- ----------------------- ----------------
 9/30/07               $73,839                 $61,990             $11,849
------------------ -------------------- ----------------------- ----------------
 9/30/06              $167,360                $140,975             $26,385
------------------ -------------------- ----------------------- ----------------
 9/30/05               $74,405                 $61,921             $12,484
------------------ -------------------- ----------------------- ----------------

                                       35

--------------------------------------------------------------------------------
                       Moderate Allocation Portfolio
--------------------------------------------------------------------------------
                        Amount of           Total Amounts              Net
  Fiscal              Underwriting            Re-allowed            Commission
Year Ended             Commission             To Dealers          to Distributor
------------------ -------------------- ----------------------- ----------------
 9/30/07               $71,260                 $59,600             $11,660
------------------ -------------------- ----------------------- ----------------
 9/30/06              $105,755                 $86,833             $18,922
------------------ -------------------- ----------------------- ----------------
 9/30/05               $70,011                 $56,905             $13,106
------------------ -------------------- ----------------------- ----------------

--------------------------------------------------------------------------------
                     Conservative Allocation Portfolio
--------------------------------------------------------------------------------
                     Amount of           Total Amounts              Net
  Fiscal            Underwriting          Re-allowed             Commission
Year Ended           Commission           To Dealers           To Distributor
------------------ ------------------- ---------------------- ------------------
 9/30/07            $48,790               $39,930                $8,860
------------------ ------------------- ---------------------- ------------------
 9/30/06             $50,915              $41,573                $9,342
------------------ ------------------- ---------------------- ------------------
 9/30/05             $13,934              $11,352                $2,582
------------------ ------------------- ---------------------- ------------------

     During the Portfolios' last three fiscal years,  the Distributor  received, in the aggregate,  limited  contingent  deferred sales charge  ("Limited  CDSC")
payments  with  respect  to  Class A shares  of the  Portfolios  and  contingent deferred sales charge ("CDSC")  payments with respect to Class B and C Shares of the Portfolios as follows:

------------------- ------------------------------------------------------------
  Fiscal                           Aggressive Allocation Portfolio
Year Ended
------------------- ------------------------------------------------------------
                      Class A Shares       Class B Shares        Class C Shares
                       Limited CDSC
                         Payments          CDSC Payments         CDSC Payments
------------------- ------------------- --------------------- ------------------
  9/30/07              $72                $10,075                $1,028
------------------- ------------------- --------------------- ------------------
  9/30/06              $16                $5,969                 $932
------------------- ------------------- --------------------- ------------------
  9/30/05              $16                $4,733                 $203
------------------- ------------------- --------------------- ------------------

------------------- ------------------------------------------------------------
  Fiscal                            Moderate Allocation Portfolio
Year Ended
---------- --------------------------------------------------------------------
                    Class A Shares       Class B Shares        Class C Shares
                     Limited CDSC
                       Payments          CDSC Payments         CDSC Payments
----------------- ------------------- --------------------- --------------------
9/30/07                  $60                $5,545                $1,232
----------------- ------------------- --------------------- --------------------
9/30/06                  $0                 $3,820                $1,025
----------------- ------------------- --------------------- --------------------
9/30/05                  $0                 $6,072                $91
----------------- ------------------- --------------------- --------------------

------------------- ------------------------------------------------------------
  Fiscal                          Conservative Allocation Portfolio
Year Ended
------------------- ------------------------------------------------------------
                      Class A Shares       Class B Shares        Class C Shares
                       Limited CDSC
                         Payments          CDSC Payments         CDSC Payments
------------------- ------------------- --------------------- ------------------
  9/30/07                  $68                $1,763                $1,081
------------------- ------------------- --------------------- ------------------
  9/30/06                  $5                 $1,901                 $276
------------------- ------------------- --------------------- ------------------
  9/30/05                  $3                 $1,415                 $26
------------------- ------------------- --------------------- ------------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Portfolios' financial intermediary  wholesaler pursuant to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Financial Intermediary  Agreement") with the Distributor as of January 1, 2007.
LFD is primarily  responsible for promoting the sale of Portfolio shares through
broker/dealers,   financial   advisors,   and  other  financial   intermediaries
(collectively,  "Financial  Intermediaries").  The address of LFD is 2001 Market
Street,  Philadelphia,

                                       36

PA 19103-7055.  The Distributor pays LFD for the actual expenses incurred by LFD
in  performing  its  duties  under  the  Financial   Intermediary  Agreement  as
determined by the  Distributor's  monthly review of  information  retrieved from
Lincoln Financial Group's applicable  expense  management system.  Based on this review,  the  Distributor  may request that LFD provide  additional  information describing its expenses in detail reasonably acceptable to the Distributor.  The fees associated  with LFD's services to the Portfolios are borne  exclusively by the Distributor and not by the Portfolios.

Transfer Agent

     Delaware Service Company,  Inc., an affiliate of the Manager, is located at
2005 Market Street,  Philadelphia,  PA 19103-7094, and serves as the Portfolios'
shareholder  servicing,  dividend  disbursing  and transfer agent (the "Transfer
Agent") pursuant to a Shareholders  Services  Agreement dated April 19, 2001, as amended. The Transfer Agent is an indirect subsidiary of DMH and, therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing,  and  transfer  agent for other  Delaware  Investments(R)Funds.  The
Transfer  Agent is paid a fee by the  Portfolios  for providing  these  services consisting  of an annual per account  charge of $27.00 for each open and $10 for each closed  account on its records and each  account  held on a  sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Portfolios' Board, including a majority of the Independent Trustees.

     In addition to the Transfer  Agent,  each  Portfolio has  authorized one or more  brokers to accept on its  behalf  purchase  and  redemption  orders.  Such brokers are authorized to designate other  intermediaries to accept purchase and redemption  orders on behalf of each  Portfolio.  For purposes of pricing,  each
Portfolio will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

     DST Systems,  Inc.  ("DST")  provides  sub-transfer  agency services to the
Portfolios.  In connection  with these  services,  DST administers the overnight
investment  of  cash  pending   investment  in  the  Portfolios  or  payment  of
redemptions.  The  proceeds  of this  investment  program are used to offset the
Portfolios' transfer agency expenses.

Fund Accountants

     Effective October 1, 2007, The Bank of New York Mellon ("BNY Mellon"),  One
Mellon  Center,  Pittsburgh,  PA 15258,  provides fund  accounting and financial administration  services to each Portfolio.  Those services  include  performing functions  related to calculating each  Portfolio's NAV and providing  financial
reporting   information,   regulatory   compliance  testing  and  other  related
accounting  services.  For these  services,  each  Portfolio  pays BNY Mellon an asset-based  fee,  subject to certain fee minimums  plus  certain  out-of-pocket expenses and transactional charges.  Effective October 1, 2007, Delaware Service
Company,  Inc.  ("DSC")  provides fund  accounting and financial  administration oversight  services to the  Portfolios.  Those services  include  overseeing the
Portfolios' pricing process,  the calculation and payment of fund expenses,  and financial reporting in shareholder  reports,  registration  statements and other regulatory  filings.  DSC also  manages the process for the payment of dividends and  distributions and the dissemination of Portfolio NAVs and performance data.
For these  services,  each Portfolio  pays DSC an asset-based  fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all
Delaware  Investments(R)Funds on a relative NAV basis. Prior to October 1, 2007,
DSC  provided  fund  accounting  and  financial  administration  services to the
Delaware  Investments(R)Funds  at an annual  rate of 0.04% of each  such  Fund's average daily net assets.

Custodian
     BNY Mellon also serves as the custodian of the  Portfolios'  securities and cash. As custodian for each Portfolio,  BNY Mellon  maintains a separate account or  accounts  for  each  Portfolio;  receives,  holds,  and  releases  portfolio securities on account of each Portfolio;  receives and disburses money on behalf of each  Portfolio;

                                       37

and collects and receives income and other payments and distributions on account of  each  Portfolio's  portfolio  securities.  BNY  Mellon  also  serves  as the
Portfolios' custodian for their investments in foreign securities.

Legal Counsel
         Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed

     The following chart lists certain information about types of other accounts for which each  portfolio  manager is primarily  responsible as of September 30,
2007. Any accounts managed in a personal  capacity appear under "Other Accounts"
along with other accounts managed on a professional  basis. The personal account information is current as of December 31, 2007.

                                                                                   No. of Accounts     Total Assets in Accounts
                                                                                         with                    with
                                                                                  Performance-Based          Performance-
                                         No. of Accounts   Total Assets Managed          Fees                 Based Fees
Michael J. Hogan
    Registered Investment Companies             3             $150.6 million              0                       $0
    Other Pooled Investment Vehicles            0                   $0                    0                       $0
    Other Accounts                              3             $546.4 million              0                       $0
Paul Grillo
    Registered Investment Companies            13                 $4.6 billion            0                       $0
    Other Pooled Investment Vehicles            1               $7.0 million              0                       $0
    Other Accounts                             27               $3.5 billion              0                       $0
Sharon Hill(1)
    Registered Investment Companies             0                 $0                      0                       $0
    Other Pooled Investment Vehicles            0                 $0                      0                       $0
    Other Accounts                              0                 $0                      0                       $0
Francis X. Morris
    Registered Investment Companies             8              $4.1 billion               0                       $0
    Other Pooled Investment Vehicles            2             $15.8 million               0                       $0
    Other Accounts                             19              $1.9 billion               1                  $106 million
Babak Zenouzi
    Registered Investment Companies             8              $2.4 billion               0                       $0
    Other Pooled Investment Vehicles            0                 $0                      0                       $0
    Other Accounts                              6             $79.0 million               0                       $0

(1)  Sharon Hill did not have direct portfolio management responsibilities as of
     December 31, 2007.

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other funds or accounts

                                       38

similar to those provided to the  Portfolios and the investment  action for such other fund or account and the Portfolios may differ. For example,  an account or fund may be selling a security,  while  another  account or a  Portfolio  may be purchasing or holding the same security. As a result,  transactions executed for one fund or account may adversely affect the value of securities held by another fund,  account or a Portfolio.  Additionally,  the  management of multiple other funds or accounts and the  Portfolios  may give rise to  potential  conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Portfolios.  A portfolio  manager may discover an investment opportunity  that may be  suitable  for  more  than  one  fund or  account.  The investment  opportunity may be limited,  however,  so that all funds or accounts for which the investment  would be suitable may not be able to participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple funds or accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain  conflicts of interest.  While  Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salary.  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus.  The bonus pool is  determined by the revenues  associated  with the products  a  portfolio  manager  manages.  Delaware  keeps a  percentage  of the revenues and the remaining  percentage  of revenues  (minus  appropriate  direct expenses associated with this product and the investment management team) create the "bonus pool" for a product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest  share.  The pool is  allotted  based on  subjective  factors  (50%) and objective  factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups.
Performance  is  measured  as the result of one's  standing  in the Lipper  peer groups on a one-year and three-year  basis.  Three-year  performance is weighted more  heavily  and there is no  objective  award for a fund that falls below the
50th  percentile  for  a  given  time  period.  There  is a  sliding  scale  for performance achievements above the 50th percentile.

     Deferred  Compensation.   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan.  Portfolio managers may be awarded options,  stock appreciation rights,  restricted stock awards and restricted  stock units  relating to the  underlying  shares of common  stock of
Delaware  Investments  U.S., Inc. pursuant to the terms the Amended and Restated
Delaware  Investments  U.S.,  Inc.  Incentive  Compensation  Plan.  In addition, certain managers may be awarded restricted stock units, or "performance shares,"
in Lincoln National Corporation. Delaware Investments U.S., Inc., is an indirect subsidiary of Delaware Management  Holdings,  Inc. Delaware Management Holdings,
Inc.,  is in turn an  indirect,  wholly  owned  subsidiary  of Lincoln  National
Corporation.

     The  Amended  and  Restated  Delaware   Investments  U.S.,  Inc.  Incentive
Compensation  Plan was established in 2001 in order to provide certain employees of the Manager  with a more direct means of  participating  in the growth of the
Manager.  Under the  terms of the  plan,  stock  options  typically  vest in 25%
increments on a four-year schedule and expire ten years after issuance.  Subject to the  terms  of  the  plan,  restricted  stock  units  typically  vest  in 25%
increments on a four-year  schedule,  and shares of common stock  underlying the restricted  stock awards will be issued after vesting.  Awards are granted under the plan from time to time by the  investment  manager  in its full

                                       39

discretion.  Awards may be based in part on seniority.  The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each
March 31, June 30, September 30 and December 31. Shares issued upon the exercise of such options or vesting of restricted stock units must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called  back from the  shareholder  from time to time,  as the case may be.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation.  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of September 30, 2007, the portfolio  managers  described  above did not beneficially own any shares in the Portfolios.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager  selects  broker/dealers  to execute  transactions on behalf of each Portfolio for the purchase or sale of portfolio  securities on the basis of its  judgment  of their  professional  capability  to provide the  service.  The
primary   consideration   in   selecting   broker/dealers   is  to  seek   those
broker/dealers  who  will  provide  best  execution  for  the  Portfolios.  Best execution  refers to many  factors,  including  the price paid or received for a security,  the commission charged,  the promptness and reliability of execution, the  confidentiality  and  placement  accorded  the  order,  and  other  factors affecting the overall benefit obtained by the account on the  transaction.  Some trades  are made on a net  basis  where the  Portfolios  either  buy  securities directly from the dealer or sell them to the dealer.  In these instances,  there is no direct  commission  charged but there is a spread (the difference  between the buy and  sell  price),  which  is the  equivalent  of a  commission.  When a commission is paid, a Portfolio pays reasonable brokerage commission rates based upon the professional  knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some  instances,  a Portfolio  pays a minimal  share  transaction  cost when the transaction presents no difficulty.

     During the fiscal  years  ended  September  30,  2007,  2006 and 2005,  the
Portfolios did not pay brokerage commissions.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include providing advice,  either directly or through  publications or writings, as to the value of securities,  the advisability of investing in,  purchasing or selling securities,  and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in  security  analyses;  and  providing  portfolio  performance  evaluation  and technical market  analyses.  Such services are used by the Manager in connection with its investment  decision-making  process with respect to one or more mutual funds  and  separate  accounts  managed  by it,  and  may not be  used,  or used exclusively,  with respect to the mutual fund or separate account generating the brokerage.

                                       40

     As  provided  in the 1934 Act and each  Portfolio's  Investment  Management
Agreement,  higher  commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and  research  services  than to  broker/dealers  who do not provide such  services,  if such higher  commissions  are deemed  reasonable  in relation to the value of the brokerage and research services provided.  Although transactions  directed  to broker or dealers  who  provide  such  brokerage  and research  services may result in the Portfolios paying higher  commissions,  the
Manager  believes that the commissions paid to such  broker/dealers  are not, in general,  higher  than  commissions  that  would be paid to  broker/dealers  not providing such services and that such  commissions are reasonable in relation to the value of the brokerage and research  services  provided.  In some instances, services  may be  provided  to the  Manager  which  constitute,  in  some  part, brokerage  and  research  services  used by the Manager in  connection  with its investment  decision-making process and constitute,  in some part, services used by the Manager in connection with  administrative or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith  allocation of brokerage and research  services and will pay out of its  own  resources  for  services  used  by  the  Manager  in  connection  with administrative or other functions not related to its investment  decision-making
process.  In  addition,   so  long  as  no  fund  is  disadvantaged,   portfolio
transactions  that generate  commissions  or their  equivalent  are allocated to broker/dealers  who provide daily portfolio  pricing services to a Portfolio and to other Delaware  Investments(R) Funds. Subject to best execution,  commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended  September 30, 2007, no brokerage  commissions were directed to brokers for brokerage and research services.

     As of September  30, 2007,  the  Portfolios  did not own any  securities of their  regular  broker/dealers,  as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers' parents.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the  opinion  of the  Manager  and the  Trust's  Board  that  the advantages of combined  orders outweigh the possible  disadvantages  of separate transactions.

     Consistent with Financial Industry  Regulatory  Authority  ("FINRA") rules, and  subject to seeking  best  execution,  the  Manager  may place  orders  with broker/dealers  that have agreed to defray certain Portfolio  expenses,  such as custodian fees.

     The Portfolios have the authority to participate in a commission  recapture program.  Under the program, and subject to seeking best execution (as described in the first  paragraph of this  section),  the  Portfolios  may direct  certain security  trades to brokers  who have  agreed to rebate a portion of the related brokerage commission to the Portfolios in cash. Any such commission rebates will be  included  as a realized  gain on  securities  in the  appropriate  financial statements of the Portfolios. The Manager and its affiliates have previously and may in the  future act as an  investment  manager  to mutual  funds or  separate accounts affiliated with the administrator of the commission  recapture program.
In addition,  affiliates  of the  administrator  act as  consultants  in helping institutional  clients choose  investment  managers and may also  participate in other  types  of  businesses  and  provide  other  services  in  the  investment management industry.

                                       41

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization

     The Trust  currently  has  authorized,  and allocated to each Class of each
Portfolio,  an unlimited  number of shares of  beneficial  interest  with no par value.  All shares are, when issued in accordance with the Trust's  registration statement (as amended from time to time),  governing  instruments and applicable law, fully paid and  non-assessable.  Shares do not have preemptive  rights. All shares of a  Portfolio  represent  an  undivided  proportionate  interest in the assets of such Portfolio.  Shares of the Institutional Class may not vote on any matter that affects the Portfolio Classes'  Distribution Plans under Rule 12b-1.
As a general matter,  shareholders of Portfolio Classes may vote only on matters affecting their respective  Class,  including the Portfolio  Classes' Rule 12b-1
Plans  that  relate  to the  Class of  shares  that  they  hold.  However,  each
Portfolio's  Class B Shares may vote on any proposal to increase  materially the fees to be paid by such  Portfolio  under the Rule  12b-1 Plan  relating  to its
Class A Shares.  Except for the foregoing,  each share Class has the same voting and other rights and  preferences  as the other Classes of a Portfolio.  General expenses of each  Portfolio will be allocated on a pro-rata basis to the classes according to asset size,  except that  expenses of the  Portfolio  Classes' Rule
12b-1 Plans will be allocated solely to those classes.

     Prior to September 1, 2005,  the Delaware  Moderate  Allocation  Portfolio,
Delaware Aggressive  Allocation Portfolio and Delaware  Conservative  Allocation
Portfolio were known as the Delaware  Balanced  Allocation  Portfolio,  Delaware
Growth   Allocation   Portfolio  and  Delaware  Income   Allocation   Portfolio,
respectively.

     Class R Shares of the Portfolios first were offered on June 1, 2003.

Non cumulative Voting
     The Trust's shares have non cumulative voting rights,  which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

     As of May 31,  2007,  the  Portfolios  ceased to permit  new or  subsequent investments,  including  investments  through automatic  investment plans and by qualified  retirement plans (such as 401(k) plans,  403(b) plans, or 457 plans), in Class B Shares in any of the  Portfolios,  except through a  reinvestment  of dividends or capital  gains or permitted  exchanges.  Existing  shareholders  of
Class B Shares may  continue  to hold their Class B Shares,  reinvest  dividends into  Class B  Shares,  and  exchange  their  Class  B  Shares  of one  Delaware
Investments(R)Fund  for Class B Shares of another Delaware  Investments Fund, as permitted by existing exchange privileges.

     For  Class B  Shares  outstanding  as of May 31,  2007  and  Class B Shares acquired  upon  reinvestment  of dividends or capital  gains,  all Class B Share attributes,  including the CDSC schedules,  conversion to Class A schedule,  and distribution  and service (12b-1) fees, will continue in their current form. You will be notified via  Supplement  if there are any changes to these  attributes, sales charges, or fees.

     As of May 31, 2007, the 12-month  reinvestment  privilege  described in the section entitled "Purchasing Shares - 12-Month  Reinvestment  Privilege" will no longer apply to Class B Shares.

General Information
     Shares  of  the  Portfolios  are  offered  on a  continuous  basis  by  the
Distributor  and may be  purchased  through  authorized  investment  dealers  or directly by contacting  the  Distributor  or the Trust.  The Trust  reserves the right to  suspend  sales of  Portfolio  shares,  and  reject  any  order for the purchase of Portfolio  shares if in the opinion of management  such rejection is in a Portfolio's  best interest.  The minimum  initial  investment  generally is
$1,000  for  Class A  Shares,  Class B Shares  and  Class C  Shares.  Subsequent
purchases  of such  Classes  generally  must be at least  $100.  The initial and subsequent  investment  minimums for Class A Shares will be waived for purchases by officers,  Trustees and employees of any Delaware  Investments(R)  Fund,  the
Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction  program.  Shares purchased pursuant to the Uniform Gifts to

                                       42

Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum  initial  purchase of
$250 and a minimum  subsequent  purchase of $25.  There are no minimum  purchase requirements for Class R and the Institutional  Classes, but certain eligibility requirements must be met.

     For Class C Shares of the  Portfolios,  each  purchase must be in an amount that is less than $1,000,000.  See "Investment  Plans" for purchase  limitations applicable to  retirement  plans.  The Trust will reject any purchase  order for
$1,000,000 or more of Class C Shares.  An investor may exceed this limitation by making  cumulative  purchases  over a period of time.  In doing so, an  investor should keep in mind,  however,  that reduced  front-end  sales  charges apply to investments  of $50,000  or more in Class A Shares,  and that Class A Shares are subject to lower annual Rule 12b-1 Plan expenses than Class B Shares and Class C
Shares and generally are not subject to a CDSC.

     Selling dealers are  responsible for  transmitting  orders  promptly.  Each
Portfolio  reserves the right to reject any order for the purchase of its shares if in the opinion of  management  such  rejection  is in such  Portfolio's  best interest.  If a purchase is canceled because your check is returned unpaid,  you are responsible  for any loss incurred.  A Portfolio can redeem shares from your account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future  purchases in any Delaware  Investments(R)Funds.  Each  Portfolio
reserves  the right to reject  purchase  orders  paid by  third-party  checks or checks  that are not drawn on a  domestic  branch of a United  States  financial institution.  If a check drawn on a foreign  financial  institution is accepted, you may be subject  to  additional  bank  charges  for  clearance  and  currency conversion.

     Each Portfolio also reserves the right, following shareholder notification, to  charge a  service  fee on  non-retirement  accounts  that,  as a  result  of redemption,  have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their  insufficient  account balance and advised that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement  by that time, the
Portfolio  may charge a $9 fee for that  quarter  and each  subsequent  calendar quarter until the account is brought up to the minimum balance.  The service fee will be deducted from the account during the first week of each calendar quarter for  the  previous  quarter,  and  will  be used  to  help  defray  the  cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Portfolio also reserves the right,  upon 60 days' written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     FINRA has adopted  amendments to its Conduct Rules,  relating to investment company  sales  charges.  The Trust and the  Distributor  intend to  operate  in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares of the  Portfolios.  However,  purchases  not  involving  the issuance of certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate officer of the Trust.
No charge is assessed by the Trust for any  certificate  issued.  The Trust does not intend to issue  replacement  certificates for lost or stolen  certificates, except in certain  limited  circumstances  that are  approved by an  appropriate officer of the Trust.  In those  circumstances,  a shareholder may be subject to fees for replacement of a lost or stolen certificate,  under certain conditions, including the cost of obtaining a bond covering the lost or stolen  certificate.
Please   contact  the  Trust  for  further   information.   Investors  who  hold
certificates  representing  any of their  shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

     Accounts  of certain  omnibus  accounts  and  managed  or  asset-allocation programs may maintain balances that

                                       43

are below the minimum stated account balance without  incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements
     The  alternative  purchase  arrangements  of the Portfolio  Classes' Shares permit investors to choose the method of purchasing shares that is most suitable for their  needs  given the  amount of their  purchase,  the length of time they expect to hold their shares and other relevant  circumstances.  Please note that as of May 31, 2007,  each of the  Portfolios  ceased to permit new or subsequent investments,  including  through  automatic  investment  plans and by  qualified retirement plans (such as 401(k) plans,  403(b) plans, or 457 plans), in Class B
Shares in any of the  Portfolios,  except through a reinvestment of dividends or capital gains or permitted exchanges.  Investors should determine whether, given their  particular  circumstances,  it is more  advantageous  to purchase Class A
Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average  daily net assets of Class A Shares,  or to purchase Class C Shares and have the entire initial  purchase amount invested in a Portfolio with the investment  thereafter subject to a CDSC and annual Rule
12b-1  Plan  expenses.  Class B Shares  are  subject to a CDSC if the shares are redeemed within six years of purchase,  and Class C Shares are subject to a CDSC if the shares are  redeemed  within 12 months of  purchase.  Class B and Class C
Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of
1.00% (0.25% of which are service fees to be paid to the  Distributor,  dealers,
or  others  for  providing  personal  service  and/or  maintaining   shareholder
accounts) of average daily net assets of the  respective  Class.  Class B Shares will  automatically  convert to Class A Shares at the end of eight  years  after purchase and,  thereafter,  be subject to Class A Shares' annual Rule 12b-1 Plan expenses. Unlike Class B Shares, Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will diminish over time.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing  Class C Shares to Class R Shares,  investors  should consider the higher  Rule 12b-1 Plan  expenses on Class C Shares.  Investors  also should consider the fact that Class R Shares do not have a front-end  sales charge and, unlike Class C Shares, are not subject to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, a Portfolio,  the  Distributor,  and others will be paid, in the case of Class A Shares,  from the proceeds of the front-end sales charge and
Rule 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B Shares,  Class C Shares,  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and Class C Shares  are the same as those of the Rule 12b-1 Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans Under Rule 12b-1 for the Portfolio Classes" below.

     Dividends,  if any, paid on Portfolio Classes and Institutional Shares will be calculated in the same manner,  at the same time and on the same day and will be in the same  amount,  except  that the  additional  amount of Rule 12b-1 Plan expenses  relating to the  Portfolio  Classes will be borne  exclusively  by the shares of such Portfolio Class.  See  "Determining  Offering Price and Net Asset
Value" below.

     Class A  Shares:  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Portfolio Classes' Prospectuses,  and may include a series of purchases

                                       44

over a 13-month  period under a letter of intent  signed by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Portfolio Classes' Prospectuses,  for initial purchases of Class A Shares of  $1,000,000 or more, a dealer's  commission  may be paid by the Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission, purchases of Class A Shares of other Delaware Investments(R)Funds as to which a Limited  CDSC  applies  (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption  and Exchange"  below) may be  aggregated  with those of the Class A
Shares of a Portfolio.  Financial  advisors  also may be eligible for a dealer's commission in connection with certain purchases made under a letter of intent or pursuant to an  investor's  right of  accumulation.  Financial  advisors  should contact the  Distributor  concerning the  applicability  and  calculation of the dealer's commission in the case of combined purchases.

     An exchange from other  Delaware  Investments(R)Funds  will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares

     Class B Shares  were  previously  available  for  purchase at NAV without a front-end  sales  charge  and, as a result,  the full  amount of the  investor's purchase payment was invested in Portfolio shares. As discussed below,  however,
Class B Shares are subject to annual Rule 12b-1 Plan  expenses  and, if redeemed within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.  The  combination  of the
CDSC and the  proceeds  of the Rule  12b-1  Plan  fees  made it  possible  for a
Portfolio to sell Class B Shares without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege will continue to be subject to the CDSC schedule for Class B Shares  described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares  acquired as a result of the exchange.  See  "Redemption  and
Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion to Class A Shares.  Conversions of Class B Shares into Class A Shares will  occur  only  four  times  in any  calendar  year,  on the 18th day or next business day of March,  June,  September,  and  December  (each,  a  "Conversion
Date").  A business day is any day that the New York Stock Exchange  ("NYSE") is open for business  ("Business Day"). If the eighth  anniversary after a purchase of Class B

                                       45

Shares  falls  on a  Conversion  Date,  an  investor's  Class B  Shares  will be converted on that date.  If the eighth  anniversary  occurs  between  Conversion
Dates,  an  investor's  Class B Shares will be converted on the next  Conversion
Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion  Date,  that  shareholder  will have to hold
Class  B  Shares  for as  long as  three  additional  months  after  the  eighth anniversary of purchase before the shares will automatically  convert to Class A
Shares.

     Class B Shares of a Portfolio  acquired through a reinvestment of dividends will convert to the  corresponding  Class A Shares of that Portfolio (or, in the case of Delaware Group Cash Reserve,  the Delaware Cash Reserve Fund  Consultant
Class)  pro-rata  with Class B Shares of that  Portfolio  not  acquired  through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested in Portfolio shares. The Distributor  currently  compensates dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 1% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange."

Plans under Rule 12b-1 for the Portfolio Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Portfolio Classes of each Portfolio (the "Plans"). Each Plan permits the relevant Portfolio to pay for certain distribution, promotional, and related expenses involved in the marketing of only the Class of Shares to which the Plan applies.  The Plans do not apply to Institutional  Classes.  Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the  Institutional  Classes' Shares.
Shareholders of the Institutional  Classes may not vote on matters affecting the
Plans.

     The Plans permit a Portfolio,  pursuant to its Distribution  Agreement,  to pay out of the assets of the Portfolio  Classes  monthly fees to the Distributor for its services and expenses in  distributing  and promoting sales of shares of such  classes.  These  expenses  include,  among  other  things,  preparing  and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes,  compensating sales and marketing personnel; holding special
promotions  for  specified   periods  of  time;  and  paying   distribution  and
maintenance  fees to  brokers,  dealers,  and  others.  In  connection  with the promotion of shares of the Portfolio Classes,  the Distributor may, from time to time, pay to  participate  in  dealer-sponsored  seminars and  conferences,  and
reimburse   dealers  for  expenses  incurred  in  connection  with  pre-approved seminars,  conferences,  and  advertising.  The  Distributor  may  pay or  allow additional  promotional  incentives  to  dealers as part of  pre-approved  sales contests and/or to dealers who provide extra training and information concerning the  Portfolio  Classes and increase  sales of the Portfolio  Classes.  The Plan expenses  relating to Class B Shares and Class C Shares are also used to pay the
Distributor  for advancing the  commission  costs to dealers with respect to the initial sale of such shares.

     In addition,  absent any  applicable  fee waiver,  each  Portfolio may make payments  from  the Rule  12b-1  Plan  fees of its  respective  Portfolio  Class directly to others,  such as banks,  which aid in the  distribution of Portfolio
Class shares,  or provide  services in respect of a Portfolio  Class pursuant to service  agreements  with the Trust.  The Plan

                                       46

expenses  relating to Class B and Class C Shares are used to pay the Distributor for advancing the  commission  costs to dealers with respect to the initial sale of such shares.

     The  Plans  do  not  limit  fees  to  amounts  actually   expended  by  the
Distributor.  It is therefore possible that the Distributor may realize a profit in any particular  year.  However,  the Distributor  currently  expects that its distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of shares of the Portfolio  Classes.  The monthly fees paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as broker/dealers,  in excess of the amount paid on behalf of the Portfolio
Classes  would be borne by such  persons  without  any  reimbursement  from such
Portfolio Classes. Subject to seeking best execution, a Portfolio may, from time to time,  buy or sell  portfolio  securities  from,  or to,  firms that  receive payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved by the Trust's Board,  including a majority of the Independent Trustees who  have  no  direct  or  indirect  financial  interest  in the  Plans  and the
Distribution  Agreements,  by a vote cast in person at a meeting duly called for the  purpose  of voting on the Plans and such  Agreements.  Continuation  of the
Plans and the Distribution Agreements,  as amended, must be approved annually by the Board in the same manner as specified above.

     Each year, the Board must determine whether continuation of the Plans is in the best interest of shareholders  of the Portfolio  Classes and that there is a reasonable  likelihood  of each  Plan  providing  a  benefit  to its  respective
Portfolio Class. The Plans and the Distribution  Agreement,  as amended,  may be terminated  with respect to a Portfolio  Class at any time without  penalty by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution  Agreement,  or by a majority vote of the relevant  Portfolio  Class'  outstanding  voting  securities.  Any amendment materially  increasing the  percentage  payable under the Plans must likewise be approved by a majority vote of the relevant  Portfolio Class' outstanding voting securities,  as well as by a majority vote of  Independent  Trustees who have no direct or indirect  financial  interest in the Plans or Distribution  Agreement.
With respect to the Portfolios'  Class A shares plans, any material  increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding  voting securities of the Portfolios' Class B Shares.  Also, any other material amendment to the Plans must be approved by a majority vote of the
Board,  including  a  majority  of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreement. In addition, in order for the Plans to remain  effective,  the  selection  and  nomination of
Independent  Trustees  must be  effected  by the  Trustees  who are  Independent
Trustees and who have no direct or indirect  financial  interest in the Plans or
Distribution  Agreements.  Persons  authorized to make payments  under the Plans must provide written reports at least quarterly to the Board for their review.

     For the fiscal year ended September 30, 2007, Rule 12b-1 Plan payments from the  Aggressive  Allocation  Portfolio's  Class A,  Class B, Class C and Class R
Shares were: $93,798; $82,772; $61,062; and $8,223,  respectively.  Such amounts were used for the following purposes:

                                       47

--------------------------------- ----------------------------------------------
                                         Aggressive Allocation Portfolio
--------------------------------- ----------------------------------------------
                                    Class A    Class B    Class C     R Class
--------------------------------- ---------- ---------- ---------- -----------
Advertising                           $682        --        $66         --
--------------------------------- ---------- ---------- ---------- -----------
Annual/Semiannual Reports              --        $371       $566       $218
--------------------------------- ---------- ---------- ---------- -----------
Broker Sales Charges                   --      $14,916    $10,330       --
--------------------------------- ---------- ---------- ---------- -----------
Broker Trails                       $93,116    $19,782    $38,213     $3,630
--------------------------------- ---------- ---------- ---------- -----------
Commissions to Wholesalers             --         --        $417        --
--------------------------------- ---------- ---------- ---------- -----------
Interest on Broker Sales Charges
                                       --       $7,677      $600        --
--------------------------------- ---------- ---------- ---------- -----------
Promotional-Other                      --        $685      $1,133       $1
--------------------------------- ---------- ---------- ---------- -----------
Prospectus Printing                    --        $424       $932       $543
--------------------------------- ---------- ---------- ---------- -----------
Wholesaler Expenses                    --       $2,674     $8,805     $3,831
--------------------------------- ---------- ---------- ---------- -----------
Total                               $93,798    $46,529    $61,062     $8,223
--------------------------------- ---------- ---------- ---------- -----------

     For the fiscal year ended September 30, 2007, Rule 12b-1 Plan payments from the Moderate Allocation Portfolio's Class A, Class B, Class C and Class R Shares
were: $92,033;  $47,970;  $52,515; and $5,312,  respectively.  Such amounts were used for the following purposes:

--------------------------------- ----------------------------------------------
                                         Moderate Allocation Portfolio
--------------------------------- ----------------------------------------------
                                    Class A      Class B   Class C    Class R
--------------------------------- ----------- ---------- ---------- ------------
Advertising                          $1,179        --         --         --
--------------------------------- ----------- ---------- ---------- ------------
Annual/Semiannual Reports              --         $290       $573       $210
--------------------------------- ----------- ---------- ---------- ------------
Broker Sales Charges                   --        $10,454    $9,108       --
--------------------------------- ----------- ---------- ---------- ------------
Broker Trails                       $90,854      $11,980   $33,196     $2,473
--------------------------------- ----------- ---------- ---------- ------------
Commissions to Wholesalers             --          --       $1,116       --
--------------------------------- ----------- ---------- ---------- ------------
Interest on Broker Sales Charges
                                       --        $3,900      $719        --
--------------------------------- ----------- ---------- ---------- ------------
Promotional-Other                      --         $319       $456        $1
--------------------------------- ----------- ---------- ---------- ------------
Prospectus Printing                    --         $422       $542       $469
--------------------------------- ----------- ---------- ---------- ------------
Wholesaler Expenses                    --        $2,329     $6,805     $2,159
--------------------------------- ----------- ---------- ---------- ------------
Total                               $92,033      $29,694   $52,515     $5,312
--------------------------------- ----------- ---------- ---------- ------------

     For the fiscal year ended September 30, 2007, Rule 12b-1 Plan payments from the Conservative  Allocation  Portfolio's  Class A, Class B, Class C and Class R
Shares were: $93,315;  $8,040; $21,115; and $3,417,  respectively.  Such amounts were used for the following purposes:

                                       48

--------------------------------- ------------------------------------------
                                      Conservative Allocation Portfolio
--------------------------------- ------------------------------------------
                                    Class A    Class B   Class C    Class R
--------------------------------- ---------- --------- --------- -----------
Advertising                           $965        --        --        --
--------------------------------- ---------- --------- --------- -----------
Annual/Semiannual Reports              --        $392      $510      $231
--------------------------------- ---------- --------- --------- -----------
Broker Sales Charges                   --       $2,431    $4,372      --
--------------------------------- ---------- --------- --------- -----------
Broker Trails                       $92,350     $1,175   $12,603    $1,861
--------------------------------- ---------- --------- --------- -----------
Commissions to Wholesalers             --       $1,288     $370       --
--------------------------------- ---------- --------- --------- -----------
Interest on Broker Sales Charges
                                       --        $643      $108       --
--------------------------------- ---------- --------- --------- -----------
Promotional-Other                      --       $1,330     $291       --
--------------------------------- ---------- --------- --------- -----------
Prospectus Printing                    --        $781      $618      $533
--------------------------------- ---------- --------- --------- -----------
Wholesaler Expenses                    --         --      $2,243     $792
--------------------------------- ---------- --------- --------- -----------
Total                               $93,315     $8,040   $21,115    $3,417
--------------------------------- ---------- --------- --------- -----------

Payments to Intermediaries

     The  Distributor,  LFD, and their  affiliates may pay compensation at their own expense and not as an expense of the Portfolios, to Financial Intermediaries in connection with the sale or retention of Portfolio shares and/or  shareholder servicing.  For example,  the  Distributor  may pay additional  compensation  to
Financial  Intermediaries for various purposes,  including,  but not limited to, promoting the sale of Portfolio  shares,  maintaining  share balances and/or for sub-accounting,  administrative,  or shareholder processing services, marketing, educational  support,  and ticket charges.  Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Portfolios.  The additional  payments may be based on factors,  including level of sales (based on gross or net sales or some  specified  minimum sales or some other similar  criteria  related to sales of the Portfolios  and/or some or all  other  Delaware  Investments(R)Funds),  amount of  assets  invested  by the
Financial  Intermediary's  customers (which could include current or aged assets of the Portfolios  and/or some or all other Delaware  Investments(R)Funds),  the
Portfolios'  advisory fees, some other agreed upon amount,  or other measures as determined from time to time by the Distributor.

     A  significant  purpose  of  these  payments  is to  increase  sales of the
Portfolios'  shares. The Portfolios'  Manager or its affiliates may benefit from the  Distributor's or LFD's payment of compensation to Financial  Intermediaries through  increased fees resulting from additional  assets  acquired  through the sale of Portfolio shares through Financial Intermediaries.

Special Purchase Features - Class A Shares

     Buying Class A Shares at Net Asset Value: The Portfolio Classes' Prospectus
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section  provides  additional  information  regarding this  privilege.  The
Portfolios  must be notified in advance that a trade  qualifies  for purchase at
NAV.

     As disclosed in the Portfolio Classes' Prospectus, certain retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

     o The purchase must be made by a group  retirement plan (excluding  defined benefit  plans)  (a)  that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to  October  2004 and (b)  where the plan participant  records were maintained on Retirement  Financial  Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided  that the plan (i) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of one or more
Delaware Investments(R)Fund and any stable value account available to investment advisory  clients of the Manager or its  affiliates;  or (ii) is sponsored by an employer  that has at any point  after  May 1, 1997 had more than 100  employees while  such plan has held Class A Shares of a  Delaware  Investments(R)Fund  and such employer has properly  represented  to, and received  written  confirmation back from RFS in writing  that it has the  requisite  number of  employees.  See
"Group  Investment  Plans" below for information  regarding the applicability of the

                                       49

Limited CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As disclosed  in the  Portfolio  Classes'  Prospectus  certain  legacy bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in  Class A  Shares  of  designated  Delaware  Investments(R)  Funds  ("eligible
Delaware Investments(R)Fund shares"), as well as shares of designated classes of non- Delaware  Investments(R) Funds ("eligible non- Delaware  Investments(R)Fund shares"). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments(R)and eligible non- Delaware Investments(R)Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on
additional  purchases  of  eligible  Delaware   Investments(R)Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware    Investments(R)Fund    shares    for    other    eligible    Delaware
Investments(R)Fund  shares  or for  eligible  non-  Delaware  Investments(R)Fund shares at NAV without payment of a front-end sales charge. However, exchanges of
eligible   fund  shares,   both   Delaware   Investments(R)and   non-   Delaware
Investments(R)  Funds, which were not subject to a front end sales charge,  will be subject to the  applicable  sales charge if exchanged  for eligible  Delaware
Investments(R)Fund  shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously  acquired through the exchange of  eligible  shares on which a sales  charge was  already  paid or through  the reinvestment of dividends.  See "Investing by Exchange" under "Investment Plans"
below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)Fund  shares  under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware   Investments(R)Fund  shares  in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Alternative Investment Arrangements."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Portfolio Classes' Prospectuses,  apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible
Delaware Investments(R)and non-Delaware Investments(R)Fund shares. When eligible
Delaware  Investments(R)Fund  shares are  exchanged  into eligible non- Delaware
Investments(R)Fund  shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intent:  The reduced front-end sales charges described above with respect  to Class A Shares  are  also  applicable  to the  aggregate  amount  of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  letter  of  intent  provided  by  the  Distributor  and  signed  by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month period. The Portfolios no longer accept retroactive  letters of intent.
The 13-month period begins on the date of the earliest purchase. If the intended investment

                                       50

is not completed,  except as noted below,  the purchaser will be asked to pay an amount equal to the  difference  between the  front-end  sales charge on Class A
Shares  purchased at the reduced rate and the front-end  sales charge  otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month  period,  the Transfer Agent will surrender an appropriate  number of the escrowed  shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their letter of intent) of all their shares of the Portfolios and of any class of any of the other Delaware Investments(R)Funds previously  purchased  and still  held as of the date of their  letter of intent toward  the  completion  of  such  Letter,  except  as  described  below.  Those purchasers  cannot include  shares that did not carry a front-end  sales charge,
CDSC, or Limited CDSC,  unless the purchaser  acquired  those shares  through an exchange  from a Delaware  Investments(R)Fund  that did carry a front-end  sales charge,  CDSC,  or Limited  CDSC.  For  purposes  of  satisfying  an  investor's obligation  under a Letter of  Intent,  Class B Shares and Class C Shares of the
Portfolios   and  the   corresponding   classes  of  shares  of  other  Delaware
Investments(R)Funds  which  offer  such  shares may be  aggregated  with Class A
Shares  of the  Portfolios  and the  corresponding  class of shares of the other
Delaware Investments(R)Funds.

     Employers offering a Delaware Investments retirement plan may also complete a letter of intent to obtain a reduced  front-end sales charge on investments of
Class A Shares made by the plan. The aggregate investment level of the letter of intent will be  determined  and accepted by the  Transfer  Agent at the point of plan  establishment.  The level and any reduction in front-end sales charge will be based on actual plan participation and the projected  investments in Delaware
Investments(R)  Funds that are offered with a front-end  sales charge,  CDSC, or
Limited CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to adjust the  signed  letter of intent  based on these  acceptance  criteria.  The
13-month  period will begin on the date this letter of intent is accepted by the
Transfer Agent. If actual  investments exceed the anticipated level and equal an amount that would qualify the plan for further  discounts,  any front-end  sales charges will be  automatically  adjusted.  In the event this letter of intent is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without  completing  another  Letter of Intent) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated  in their  letter of intent) of all their  shares intended for purchase that are offered with a front-end  sales charge,  CDSC, or
Limited CDSC of any class.  Class B Shares and Class C Shares of the  Portfolios and other  Delaware  Investments(R)Funds  which offer  corresponding  classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments(R)Funds. In addition, if you are an investment  advisory  client of the Manager's  affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end sales charge,  CDSC, or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)Fund  that did carry a front-end  sales  charge,  CDSC, or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares and Class C Shares, as well as shares of any other  class of any of the other  Delaware  Investments(R)Funds  which offer such classes  (except  shares of any Delaware  Investments(R)  Fund which do not carry a front-end  sales charge,  CDSC, or Limited CDSC).  If, for example,  any such  purchaser  has  previously  purchased  and still holds Class A Shares of a
Portfolio  and/or  shares of any other of the classes  described in the previous sentence with a value of $40,000 and subsequently  purchases $10,000 at offering price of  additional  shares  of Class A Shares  of the  Portfolio,  the  charge applicable to the $10,000  purchase would currently be 4.75%. For the purpose of this  calculation,  the  shares  presently  held  shall be valued at the  public offering  price that would  have been in effect  had the shares  been  purchased simultaneously with the current purchase. Investors should refer to the table of sales  charges  for Class A Shares in the  Portfolio  Classes'  Prospectuses  to
determine the  applicability  of the right of accumulation  to their  particular circumstances.

                                       51

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  (and of the
Institutional  Class Shares of the Portfolios holding shares which were acquired through an exchange from one of the other Delaware  Investments(R)Funds  offered with a  front-end  sales  charge)  who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class
A of  the  Portfolios  or in  Class  A  Shares  of any  of  the  other  Delaware
Investments(R)Funds.  The  reinvestment  will not be assessed a front-end  sales charge.  The reinvestment will be subject to applicable  eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption  of the  shares  triggered  the  payment of a Limited  CDSC.  Persons
investing   redemption   proceeds  from  direct   investments  in  the  Delaware
Investments(R)Funds,  offered  without a front-end sales charge will be required to pay  the  applicable  sales  charge  when  purchasing  Class  A  Shares.  The reinvestment privilege does not extend to a redemption of Class B and C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.

     Any  reinvestment  directed to a Delaware  Investments(R)Fund  in which the investor  does not then have an account will be treated  like all other  initial purchases of such Portfolio's  shares.  Consequently,  an investor should obtain and read carefully the prospectus for the Delaware  Investments(R)Fund  in which the  investment is intended to be made before  investing or sending  money.  The
prospectus    contains   more   complete    information   about   the   Delaware
Investments(R)Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which also serves as the  Portfolios'  shareholder  servicing  agent,  about the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group  Investment Plans that are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Portfolio Classes' Prospectuses, based on total plan assets. If a company has more than one plan investing in Delaware Investments(R)Funds, then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the  Portfolios  at the  time of  each  such purchase.  Employees  participating  in such  Group  Investment  Plans  may also combine  the  investments  made in  their  plan  account  when  determining  the applicable  front-end  sales  charge on  purchases  to  non-retirement  Delaware
Investments(R)investment  accounts if they so notify the Portfolio in which they are investing in connection with each purchase.  See  "Retirement  Plans for the
Portfolio   Classes"  under  "Investment  Plans"  below  for  information  about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a
withdrawal  of  the  entire  plan  from  a  Delaware   Investments(R)Fund.   See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on Delaware  Investments'  retirement  recordkeeping  system that are offering Class R Shares to participants.

                                       52

Availability of Institutional Class Shares

     The  Institutional  Class of each  Portfolio  is  generally  available  for purchase only by: (i) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities  business and rollover  individual  retirement  accounts from such plans;  (ii) tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  managers  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least  $1,000,000  entrusted to the investment  manager for investment purposes,  but only if the  investment  manager is not  affiliated or associated with a broker or dealer and derives  compensation  for its services  exclusively from its clients for such advisory services;  (vi) certain plans qualified under
Section  529 of the Code for which the Funds'  Manager,  Distributor,  or one or more of  their  affiliates  provide  recordkeeping,  administrative,  investment management, marketing, distribution, or similar services ("Eligible 529 Plans");
and (vii)  programs  sponsored by financial  intermediaries  where such programs require the purchase of Institutional Class Shares.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will  be  automatically  reinvested  in  additional  shares  of  the  respective
Portfolio  Class in which an investor has an account (based on the NAV in effect on the reinvestment  date) and will be credited to the shareholder's  account on that date.  All  dividends  and  distributions  of the  Institutional  Class are reinvested  in the  accounts of the holders of such shares  (based on the NAV in effect on the  reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities profits, if any,  will be mailed to  shareholders  in the first  quarter of the next  fiscal year.

Reinvestment of Dividends in Other Delaware Investments(R)Funds
     Subject to applicable eligibility and minimum initial purchase requirements
and  the  limitations  set  forth  below,   holders  of  Portfolio  Classes  may
automatically  reinvest  dividends  and/or  distributions  in any  of the  other
Delaware  Investments(R)Funds,  including the Portfolios,  in states where their shares may be sold. Such  investments will be at NAV at the close of business on the  reinvestment  date without any  front-end  sales charge or service fee. The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following limitations,  dividends, and/or distributions from other Delaware  Investments(R)Funds may be invested in shares of the Portfolios, provided an account has been established. Dividends from Class A Shares may only be directed to other Class A Shares,  dividends  from Class B Shares may only be directed  to other  Class B Shares,  dividends  from  Class C Shares may only be directed  to other  Class C Shares,  dividends  from  Class R Shares may only be directed to other Class R. Shares, and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

                                       53

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments(R)Fund  in which their  investments are held:  traditional IRA, Roth
IRA,  SIMPLE IRA, SEP,  SARSEP,  Coverdell ESA,  401(k),  SIMPLE 401(k),  Profit
Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R)Fund,  you may write and authorize an exchange of part or all of your investment into shares of the Portfolios. If you wish to open an account by exchange, call the Shareholder
Service Center at 800 523-1918 for more  information.  All exchanges are subject to  the  eligibility  and  minimum  purchase  requirements  and  any  additional limitations  set forth in the  Portfolios'  Prospectuses.  See  "Redemption  and
Exchange"  below  for  more  complete   information   concerning  your  exchange
privileges.

Investing by Electronic Fund Transfer

     Direct Deposit  Purchase Plan:  Investors may arrange for the Portfolios to accept  for  investment  in Class A  Shares,  Class C Shares  or Class R Shares,
through an agent bank, pre-authorized government, or private recurring payments.
This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits,
federal  salaries,   railroad  retirement  benefits,   private  payroll  checks,
dividends,  and  disability or pension fund  benefits.  It also  eliminates  the possibility and inconvenience of lost, stolen, and delayed checks.

     Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares
may make automatic investments by authorizing,  in advance, monthly or quarterly payments  directly from their checking  account for deposit into their Portfolio account.  This type of  investment  will be handled  in either of the  following ways:  (i) if the  shareholder's  bank is a  member  of the  National  Automated
Clearing House Association ("NACHA"), the amount of the periodic investment will be  electronically  deducted from his or her checking account by Electronic Fund
Transfer  ("EFT") and such  checking  account will  reflect a debit  although no check is required to initiate the transaction; or (ii) if the shareholder's bank is not a member  of NACHA,  deductions  will be made by  pre-authorized  checks, known as Depository  Transfer  Checks.  Should the  shareholder's  bank become a member  of  NACHA  in the  future,  his  or her  investments  would  be  handled electronically through EFT.

     This option is not available to participants in the following plans: SIMPLE
IRA, SEP,  SARSEP,  401(k),  SIMPLE  401(k),  Profit  Sharing,  Money  Purchase,
403(b)(7), or 457 Retirement Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the direct deposit purchase plan and the automatic  investing plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Portfolios  from the federal  government or its agencies on behalf of a shareholder may be credited to the shareholder's  account after such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Portfolios may liquidate  sufficient shares from a shareholder's  account to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Portfolios.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their  Portfolio  accounts.  The Portfolios  will accept these  investments,  such as bank-by-phone,  annuity payments and

                                       54

payroll  allotments,  by mail  directly from the third party.  Investors  should contact their employers or financial institutions who in turn should contact the
Trust for proper instructions.

On Demand Service
     You or your investment  dealer may request purchases of Portfolio shares by phone using the on demand  service.  When you authorize the Portfolios to accept such requests from you or your investment  dealer,  funds will be withdrawn from
(for share  purchases) your  pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

     It may take up to four Business Days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address  are not  identical  to the name and address on your  Portfolio account, you must have your signature guaranteed. The Portfolios do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option
     Shareholders  can use the  systematic  exchange  option  to  invest  in the
Portfolio  Classes through  regular  liquidations of shares in their accounts in other Delaware  Investments(R)Funds.  Shareholders of the Portfolio  Classes may
elect to invest in one or more of the other Delaware Investments(R)Funds through the  systematic  exchange  option.  If, in  connection  with the election of the systematic  exchange  option,  you wish to open a new  account  to  receive  the automatic  investment,  such new account must meet the minimum initial  purchase requirements  described  in the  prospectus  of the fund  that you  select.  All investments  under this option are exchanges  and are  therefore  subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and  invested  automatically  into other  Delaware  Investments(R)Funds, subject to the conditions and  limitations  set forth in the Portfolio  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  Business  Day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment through the systematic exchange option does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program.  Shareholders can terminate their  participation in systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans: SIMPLE
IRA, SEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase,  403(b)(7),  or
457 Retirement  Plans.  This option also is not available to shareholders of the
Institutional Classes.

Asset Planner
     The  Portfolios  previously  offered  the Asset  Planner  asset  allocation service.  This service is no longer offered for the Portfolios.  Please call the
Shareholder  Service Center at 800 523-1918 if you have any questions  regarding this service.

Retirement Plans for the Portfolio Classes

     An investment in the Portfolios may be suitable for tax-deferred retirement plans,  such as:  traditional  IRAs,  SIMPLE IRA, SEP,  SARSEP,  401(k),  SIMPLE
401(k), Profit Sharing, Money Purchase,  403(b)(7),  or 457 Retirement Plans. In
addition,  the  Portfolios  may be suitable  for use in Roth IRAs and  Coverdell
Education Savings Accounts  ("Coverdell  ESAs").  For further details concerning these plans and accounts, including applications,

                                       55

contact your  financial  advisor or the  Distributor.  To determine  whether the benefits of a  tax-sheltered  retirement  plan,  Roth IRA, or Coverdell  ESA are available and/or appropriate, you should consult with a tax advisor.

     The CDSC may be waived on certain redemptions of Class B Shares and Class C
Shares. See the Portfolio  Classes'  Prospectuses for a list of the instances in which the CDSC is waived.

     Purchases  of  Class C  Shares  must  be in an  amount  that  is less  than
$1,000,000 for retirement plans. The maximum purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees, and/or other administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center at 800 523-1918.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering  price next  calculated  after receipt of the order by the  Portfolios, their  agent or certain  other  authorized  persons.  Orders for  purchases  and redemptions of Class B Shares, Class C Shares, Class R Shares, and Institutional
Class Shares,  as applicable,  are effected at the NAV per share next calculated after  receipt of the order by the  Portfolios,  their agent,  or certain  other authorized  persons.  See  "Distributor"  under  "Investment  Manager  and Other
Service  Providers"  above.  Selling dealers are  responsible  for  transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days  when  the  NYSE is open  for  business  (a  "Business  Day").  The NYSE is scheduled to be open Monday through  Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day,  Martin Luther King,
Jr.'s Birthday,  President's Day, Good Friday,  Memorial Day,  Independence Day,
Labor Day,  Thanksgiving,  and  Christmas.  The time at which  transactions  and shares are priced and the time by which  orders must be received  may be changed in case of  emergency  or if  regular  trading  on the NYSE is stopped at a time other than 4:00 p.m., Eastern time. When the NYSE is closed, the Portfolios will generally  be closed,  pricing  calculations  will not be made and  purchase and redemption orders will not be processed.

     The NAV per share for each share class of each  Portfolio is  calculated by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Portfolio's total net assets,  portfolio  securities  primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange,  unless such closing prices are determined to be not readily  available  pursuant to the  Portfolios'
pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are  reported,  at the mean between bid and asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a

                                       56

particular  day,   over-the-counter   securities,   and  government  and  agency
securities  are valued at the mean value  between  bid and asked  prices.  Money market  instruments  having  a  maturity  of less  than 60 days  are  valued  at amortized cost. Debt securities  (other than short-term  obligations) are valued on the basis of  valuations  provided by a pricing  service when such prices are believed to reflect the fair value of such  securities.  Foreign  securities and
the  prices  of  foreign  securities   denominated  in  foreign  currencies  are
translated to U.S.  dollars at the mean between the bid and offer  quotations of such  currencies  based on rates in effect as of the close of the  London  Stock
Exchange.  Use of a pricing  service  has been  approved  by the  Board.  Prices provided by a pricing  service  take into  account  appropriate  factors such as institutional trading in similar groups of securities,  yield,  quality,  coupon rate, maturity,  type of issue,  trading  characteristics and other market data.
Subject to the foregoing, securities for which market quotations are not readily available  and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

     Each Class of a Portfolio will bear,  pro-rata,  all of the common expenses of that  Portfolio.  The  NAVs of all  outstanding  shares  of each  Class  of a
Portfolio will be computed on a pro-rata basis for each outstanding  share based on the proportionate participation in that Portfolio represented by the value of shares of that Class.  All income  earned and expenses  incurred by a Portfolio, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class'  percentage in that Portfolio  represented by the value of shares of such  Classes,  except  that  Institutional  Classes  will not  incur any of the expenses  under the Trust's Rule 12b-1 Plans,  while the Portfolio  Classes will bear the Rule 12b-1 Plan expenses payable under their  respective  Plans. Due to the  specific  distribution  expenses  and other costs that will be allocable to each Class, the NAV of each Class of a Portfolio will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a  Portfolio  receives  your  request in good order,  subject, in the case of a redemption,  to any applicable CDSC or Limited
CDSC. For example,  redemption or exchange requests received in good order after the time the offering price and NAV of shares are  determined  will be processed on the next  Business  Day.  See the  Portfolios'  Prospectuses.  A  shareholder submitting  a redemption  request may indicate  that he or she wishes to receive redemption  proceeds of a specific dollar amount. In the case of such a request, and in the  case  of  certain  redemptions  from  retirement  plan  accounts,  a
Portfolio  will redeem the number of shares  necessary to deduct the  applicable
CDSC in the case of Class B Shares and Class C Shares,  and, if applicable,  the
Limited  CDSC in the case of Class A Shares  and tender to the  shareholder  the requested  amount,  assuming the  shareholder  holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable  CDSC or  Limited  CDSC.  Redemption  proceeds  will  be  distributed promptly,  as described  below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware  Investments(R)Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918.  The  Portfolios  may  suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Orders for the  repurchase  of Portfolio  shares which are submitted to the
Distributor  prior to the close of its  Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the

                                       57

Distributor promptly. Such repurchase is then settled as an ordinary transaction with  the  broker/dealer  (who may make a  charge  to the  shareholder  for this service) delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next Business
Day, but in no case later than seven days, after receipt of a redemption request in good order by either  Portfolio  or certain  other  authorized  persons  (see
"Distributor" under "Investment Manager and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Portfolios  will process written and telephone  redemption  requests to the extent that the purchase  orders for the shares being  redeemed have already settled.  The Portfolios will honor redemption requests as to shares for which a check was  tendered as  payment,  but the  Portfolios  will not mail or wire the proceeds  until  they are  reasonably  satisfied  that the  purchase  check  has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase  shares by wiring Federal Funds.  Each Portfolio reserves the right to reject a written or telephone  redemption request or delay payment  of  redemption  proceeds  if  there  has been a  recent  change  to the shareholder's address of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Portfolios will automatically  redeem from the shareholder's  account the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Portfolios or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists  as a  result  of  which  disposal  by the  Portfolios  of securities  owned by them is not reasonably  practical,  or it is not reasonably practical for the Portfolios  fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the
Portfolios  may  postpone   payment  or  suspend  the  right  of  redemption  or
repurchase.  In such  cases,  the  shareholder  may  withdraw  the  request  for redemption  or leave it  standing as a request  for  redemption  at the NAV next determined after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Portfolio is obligated to redeem shares solely in cash up to the  lesser of  $250,000  or 1.00% of the NAV of such  Portfolio  during  any
90-day period for any one shareholder.

     The value of each  Portfolio's  investments  is subject to changing  market prices.  Thus, a  shareholder  redeeming  shares of the  Portfolios  may sustain either a gain or loss,  depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares are  subject to CDSCs as  described  under  "Contingent  Deferred
Sales  Charge - Class B Shares  and Class C Shares"  under  "Purchasing  Shares"
above and in the Portfolio Classes' Prospectuses. Except for the applicable CDSC or Limited CDSC and,  with respect to the  expedited  payment by wire  described below  for  which,  in the case of the  Portfolio  Classes,  there may be a bank wiring  cost,  neither  the  Portfolios  nor the  Distributor  charge  a fee for redemptions  or  repurchases,  but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares") for shares of other Delaware  Investments(R)Funds  (in each case,  "New Shares") in a permitted  exchange will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption  of the New Shares  will be charged by

                                       58

the  Portfolio  from which the Original  Shares were  exchanged.  In the case of
Class B Shares,  shareholders  will also continue to be subject to the automatic conversion  schedule of the  Original  Shares as described in this Part B. In an exchange of Class B Shares, the Portfolio's CDSC schedule may be higher than the
CDSC schedule  relating to the New Shares  acquired as a result of the exchange.
For purposes of computing the CDSC that may be payable upon a disposition of the
New Shares,  the period of time that an  investor  held the  Original  Shares is added to the period of time that an investor  held the New Shares.  With respect to Class B Shares, the automatic  conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees  applicable to
Class B Shares for a longer period of time than if the  investment in New Shares were made directly.

     Holders of Class A Shares of the  Portfolios  may  exchange  all or part of their shares for shares of other Delaware  Investments(R)Funds,  including other
Class A Shares,  but may not  exchange  their Class A Shares for Class B Shares,
Class C Shares or Class R Shares  of the  Portfolios  or of any  other  Delaware
Investments(R)Fund.  Holders of Class B Shares are  permitted to exchange all or part of their  Class B  Shares  only  into  Class B  Shares  of  other  Delaware
Investments(R)Funds.  Similarly, holders of Class C Shares of the Portfolios are permitted  to  exchange  all or part of their  Class C Shares  only into Class C
Shares  of any other  Delaware  Investments(R)Fund.  Class B Shares  and Class C
Shares of the  Portfolios  acquired by exchange  will continue to carry the CDSC and, in the case of Class B Shares,  the  automatic  conversion  schedule of the fund from  which the  exchange  is made.  The  holding  period of Class B Shares acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Portfolios.  Holders of Class R Shares of the Portfolios are permitted to exchange  all or part of their  Class R Shares only into Class R Shares of other
Delaware  Investments(R)Funds  or,  if Class R Shares  are not  available  for a particular fund, into the Class A Shares of such Portfolio.

     Permissible  exchanges into Class A Shares of the  Portfolios  will be made without a front-end  sales charge,  except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares will be made  without the  imposition  of a CDSC by the
Delaware Investments(R)Fund from which the exchange is being made at the time of the exchange.

     Each  Portfolio  also  reserves the right to refuse the purchase side of an exchange  request by any person,  or group if, in the  Manager's  judgment,  the
Portfolio  would  be  unable  to  invest  effectively  in  accordance  with  its investment  objectives and policies, or would otherwise potentially be adversely affected.  A shareholder's  purchase exchanges may be restricted or refused if a
Portfolio  receives or anticipates  simultaneous  orders  affecting  significant portions of the Portfolio's assets.

     The Portfolios  discourage  purchases by market timers and purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market timers may be rejected. The Portfolios will consider anyone who follows a pattern  of market  timing  in any  Delaware  Investments(R)Fund  to be a market timer.

     Market timing of a Delaware  Investments(R)Fund  occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware   Investments(R)Fund  followed  quickly  by  redemptions  out  of  that
Portfolio.  A short-term  roundtrip is any redemption of Portfolio shares within
20 Business Days of a purchase of that Portfolio's  shares. If you make a second such  short-term  roundtrip  in a  Delaware  Investments(R)Fund  within the same calendar quarter of a previous short-term  roundtrip in that Portfolio,  you may be considered a market timer.  The purchase and sale of Portfolio shares through the use of the  exchange  privilege  are also  included in  determining  whether market timing has occurred.  The  Portfolios  also reserve the right to consider other trading patterns as market timing.

     Your ability to use the  Portfolios'  exchange  privilege may be limited if you are  identified as a market timer.  If you are identified as a market timer, we will execute the  redemption  side of your exchange  order but may refuse the purchase side of your exchange order.

                                       59

Written Redemption

     You can  write to the  Portfolios  at P.O.  Box  219656,  Kansas  City,  MO
64121-9656  to redeem some or all of your  shares or 430 W. 7th  Street,  Kansas
City, MO 64105 for redemptions by overnight courier service. The request must be signed by all owners of the  account or your  investment  dealer of record.  For redemptions  of more than  $100,000,  or when the  proceeds  are not sent to the shareholder(s) at the address of record,  the Portfolios  require a signature by all owners of the account and a signature  guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer  Association  Medallion Program ("STAMP").  Each Portfolio
reserves  the right to reject a  signature  guarantee  supplied  by an  eligible institution  based on its  creditworthiness.  The Portfolios may require further documentation from corporations,  executors,  retirement plans,  administrators, trustees, or guardians.

     Payment is  normally  mailed the next  Business  Day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

Written Exchange
     You may also write to the Portfolios  (at P.O. Box 219656,  Kansas City, MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R)Fund,  subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the  Portfolios in which you have your  account,  in writing,  that you do not wish to have such services  available  with respect to your account. Each Portfolio reserves the right to modify, terminate, or suspend these  procedures  upon 60  days'  written  notice  to  shareholders.  It may be difficult to reach the  Portfolios  by telephone  during  periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The  Portfolios  and  their  Transfer  Agent  are not  responsible  for any shareholder  loss incurred in acting upon written or telephone  instructions for redemption or exchange of Portfolio  shares which are reasonably  believed to be genuine. With respect to such telephone transactions, the Portfolios will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal  identification) as, if it does not, such  Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent  transactions.  Telephone instructions received by the Portfolio  Classes are generally tape recorded,  and a written  confirmation will be  provided  for  all  purchase,  exchange,  and  redemption  transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior  receipt of a  prospectus  for the fund into  which your  shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an authorization form
and

                                       60

have your signature guaranteed. For your protection,  your authorization must be on file.  If you  request a wire,  your  funds  will  normally  be sent the next
Business Day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted  from  Portfolio  Class  redemption  proceeds.  If you ask for a check,  it will  normally be mailed the next  Business Day after receipt of your redemption request to your  pre-designated  bank account.  There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption  proceeds credited to your  pre-designated bank account.
Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into other  Delaware  Investments(R)Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements of the Portfolios,  as described above.  Telephone exchanges may be subject to limitations as to amount or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer Agent and each  Portfolio  reserve the right to  record  exchange  instructions  received  by  telephone  and to reject exchange requests at any time in the future.

On Demand Service

     You or your  investment  dealer may request  redemptions of Portfolio Class shares by phone using the on demand  service.  When you authorize the Portfolios to accept  such  requests  from you or your  investment  dealer,  funds  will be deposited to your  pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m.,  Eastern time.  There is a $25 minimum and  $100,000  maximum  limit  for on  demand  service  transactions.  For  more information, see "On Demand Service" under "Investment Plans" above.

Systematic Withdrawal Plans

     Shareholders of the Portfolio Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  systematic  withdrawal  plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Portfolios  do not  recommend any specific  amount of  withdrawal.  This is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a systematic withdrawal plan.

                                       61

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through  a  periodic  investment  program  in the  Portfolios  must be terminated  before a systematic  withdrawal plan with respect to such shares can take effect,  except if the  shareholder is a participant  in a retirement  plan
offering   Delaware    Investments(R)Funds   or   is   investing   in   Delaware
Investments(R)Funds  which do not carry a sales charge.  Redemptions  of Class A
Shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer's  commission has been paid on that purchase.  The  applicable  Limited CDSC for Class A Shares and CDSC for Class B
and C Shares  redeemed  via a systematic  withdrawal  plan will be waived if the annual amount  withdrawn in each year is less than 12% of the account balance on the date that the Plan is  established.  If the annual  amount  withdrawn in any year  exceeds  12% of the  account  balance  on the  date  that  the  systematic withdrawal plan is established,  all redemptions  under the Plan will be subject to the applicable CDSC,  including an assessment for previously redeemed amounts under the Plan.  Whether a waiver  of the CDSC is  available  or not,  the first shares to be redeemed for each systematic  withdrawal plan payment will be those not subject to a CDSC because they have either  satisfied  the required  holding period or were  acquired  through the  reinvestment  of  distributions.  See the
Portfolio Classes' Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a systematic  withdrawal plan must complete an authorization  form. If the recipient of systematic  withdrawal plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible guarantor institution. Each Portfolio reserves the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  withdrawal  plan  payments are normally  made by check.  In the alternative, you may elect to have your payments transferred from your Portfolio account to your  pre-designated bank account through the direct deposit service.
Your funds will  normally be credited to your bank  account up to four  Business
Days after the  payment  date.  There are no separate  fees for this  redemption method.  It may  take up to  four  Business  Days  for  the  transactions  to be completed. You can initiate this service by completing an Account Services form.
If your name and  address  are not  identical  to the name and  address  on your
Portfolio account,  you must have your signature  guaranteed.  The Portfolios do not charge a fee for this  service;  however,  your bank may charge a fee.  This service is not available for retirement plans.

     The  systematic  withdrawal  plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a systematic withdrawal plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware Investments(R)Fund and, in the event of an  exchange  of  Class  A  Shares,  the  "NAV  of such  shares  at the  time of redemption" will be the NAV of the shares acquired in the exchange.

                                       62

     Redemptions of such Class A Shares held for more than two years will not be subject to the Limited  CDSC and an exchange of such Class A Shares into another
Delaware  Investments(R)Fund will not trigger the imposition of the Limited CDSC at the time of such  exchange.  The period a shareholder  owns shares into which
Class A Shares are exchanged will count towards  satisfying the two-year holding period.  The Limited  CDSC is assessed if such two year period is not  satisfied irrespective  of whether  the  redemption  triggering  its payment is of Class A
Shares of the Portfolios or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Portfolio  Classes'  Prospectuses for instances in which the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

     As disclosed in the Portfolio  Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  assets may redeem shares  without  paying a
CDSC. The following plans may redeem shares without paying a CDSC:

     o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement plan alliance program that required  shares to be available at NAV and RFS served as the  sponsor of the  alliance  program or had a product  participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

     o    The redemption  must be made by any group  retirement  plan (excluding defined  benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program,  provided that (i) RFS was the sponsor of the alliance  program or had a product participation  agreement with the sponsor of the alliance  program and
          (ii)  RFS  provided  fully  bundled   retirement   plan  services  and
          maintained  participant  records  on  its  proprietary   recordkeeping
          system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions
     The Portfolios will normally make payments from net investment  income,  if any,  on an annual  basis,  usually  in  December.  Payments  from net  realized securities  profits  of a  Portfolio,  if  any,  will  normally  be  distributed annually, usually in December.

     Each  Class of shares of a  Portfolio  will  share  proportionately  in the investment  income and expenses of that  Portfolio,  except that Class A Shares,
Class B Shares,  Class C Shares and Class R Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Dividends are  automatically  reinvested  in additional  shares of the same
Class  of the  respective  Portfolio  at NAV,  unless  an  election  to  receive dividends  in cash has been  made.  Payment  by  check  of cash  dividends  will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically  reinvested,  notwithstanding  a shareholder's  election to receive  dividends in cash.  If such a  shareholder's dividends  increase to greater than $1.00, the shareholder  would have to file a new  election  in  order  to  begin  receiving  dividends  in cash  again.  If a shareholder redeems an entire account,  all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular  monthly dividend  period,  consistent  with the payment and mailing  schedule  described above.

                                       63

     Any check in payment of  dividends or other  distributions  which cannot be delivered by the U.S. Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current
NAV and the dividend  option may be changed  from cash to reinvest.  A Portfolio may deduct from a  shareholder's  account the costs of a  Portfolio's  effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or a  Portfolio  is  otherwise  unable to locate the  shareholder  or verify the shareholder's  mailing  address.  These  costs may include a  percentage  of the account when a search  company  charges a  percentage  fee in exchange for their location services.

Taxes

     Distributions  of Net  Investment  Income.  The  Portfolios  receive income generally  in the  form of  dividends  and  interest  on  their  investments  in portfolio securities.  This income, less expenses incurred in the operation of a
Portfolio,  constitutes  its net investment  income from which  dividends may be paid to you. If you are a taxable  investor,  any  distributions  by a Portfolio from such income (other than qualified  dividend income received by individuals)
will be taxable to you at  ordinary  income tax rates,  whether you take them in cash or in additional  shares.  Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period  requirements  are met.  See the  discussion  below  under  the  heading,
"Qualified Dividend Income for Individuals."

     Distributions  of Capital  Gains.  A Portfolio may derive  capital gain and loss in connection with sales or other dispositions of its portfolio securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your  shares  in a  Portfolio.  Any net  short-term  or  long-term capital  gain  realized by a  Portfolio  (net of any  capital  loss  carryovers)
generally  will be  distributed  once  each  year  and may be  distributed  more frequently,  if  necessary,  in order to reduce or eliminate  federal  excise or income taxes on the Portfolio.

     Returns of  Capital.  If a  Portfolio's  distributions  exceed its  taxable income and capital gains realized during a taxable year, all or a portion of the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's  cost basis in a Portfolio  and result in a higher  reported  capital gain or lower  reported  capital loss when those shares on which the  distribution  was  received  are sold.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Effect of Investment in Foreign Securities.  Each Portfolio is permitted to invest in foreign securities as described above. Accordingly, the Portfolios may be  subject  to  foreign  withholding  taxes  on  income  from  certain  foreign securities. This, in turn, could reduce a Portfolio's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Portfolio.  Similarly,  foreign exchange losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed are taxable to you as ordinary income, and any losses  reduce the  Portfolio's  ordinary  income  otherwise  available  for distribution  to you. This  treatment  could  increase or decrease a Portfolio's ordinary income distributions to you, and may cause some or all of a Portfolio's previously distributed income to be classified as a return of capital.

     PFIC  securities.  The  Portfolios  may  invest in  securities  of  foreign entities  that could be deemed for  federal  income tax  purposes  to be passive foreign  investment  companies  ("PFICs").  In  general,  a PFIC is any  foreign corporation  if 75% or more of its gross  income for its taxable year is passive income,  or 50% or more of its  average  assets  (by  value)  are  held  for the production of passive income. When investing in PFIC securities,  each Portfolio intends to mark-to-market  these securities under certain provisions of the Code and  recognize  any  unrealized  gains  as  ordinary  income  at the  end of the
Portfolio's fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously  recognized gains.
These gains (reduced by allowable  losses) are treated as ordinary income that a
Portfolio  is  required to  distribute,  even though it has not sold or received

                                       64

dividends from these  securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the  definition of qualified  foreign  corporation  dividends.  These dividends  generally  will not  qualify  for the  reduced  rate of  taxation  on qualified  dividends when distributed to you by a Portfolio.  In addition,  if a
Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax
(the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any "excess  distribution"  or gain from the  disposition  of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders.  Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred  taxes  arising from such distributions or gains.

     Information  on  the  Amount  and  Tax  Character  of  Distributions.   The
Portfolios will inform you of the amount and character of your  distributions at the  time  they  are  paid,  and  will  advise  you of the  tax  status  of such distributions  for federal  income tax purposes  shortly after the close of each calendar  year.  If you  have not  held  Portfolio  shares  for a full  year,  a
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends  or capital  gains,  a  percentage  of income that is not equal to the actual amount of such income earned during the period of your  investment in the
Portfolio.  Taxable  distributions  declared  by  a  Portfolio  in  December  to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated Investment Company.  Each Portfolio has
elected,  or intends to elect, to be treated as a regulated  investment  company under  Subchapter  M of the Code and  intends to so qualify  during the  current fiscal year. As a regulated  investment  company,  a Portfolio  generally is not subject  to  entity  level  federal  income  tax  on the  income  and  gains  it distributes to you. The Board of Trustees reserves the right not to distribute a
Portfolio's net long-term capital gain or not to maintain the qualification of a
Portfolio as a regulated  investment  company if it determines  such a course of action to be  beneficial  to  shareholders.  If net  long-term  capital  gain is retained,  a Portfolio  would be taxed on the gain at the highest  corporate tax rate, and  shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio.  If a Portfolio  fails to qualify as a regulated  investment  company,  the  Portfolio  would be subject to federal and
possibly  state   corporate   taxes  on  its  taxable  income  and  gains,   and
distributions to you will be treated as taxable dividend income to the extent of such Portfolio's earnings and profits.

     In order to qualify  for  taxation as a  regulated  investment  company for
federal   income  tax  purposes,   each   Portfolio   must  meet  certain  asset
diversification, income and distribution specific requirements, including:

     (i) A  Portfolio  must  maintain a  diversified  portfolio  of  securities, wherein no security,  including the  securities of a qualified  publicly  traded partnership  (other than U.S.  government  securities  and  securities  of other regulated investment  companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's  total assets,  no investment (other than cash and cash items,  U.S.  government  securities  and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
10% of the outstanding voting securities of the issuer;

     (ii) A  Portfolio  must  derive  at  least  90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with respect to its business of investing in such stock, securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Portfolio must  distribute to its  shareholders at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, each Portfolio is required to distribute its income and gains on a calendar year basis, regardless of the Portfolio's fiscal year end as follows:

     Required distributions. To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum,  the following amounts: 98% of its taxable ordinary income earned

                                       65

during the calendar  year;  98% of its capital gain net income earned during the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts
from  the  prior  year.  The   Portfolios   intend  to  declare  and  pay  these
distributions  in December  (or to pay them in  January,  in which case you must treat  them as  received  in  December)  but can  give no  assurances  that  its distributions will be sufficient to eliminate all taxes.

     Post-October  losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year.  Accordingly,  a Portfolio is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of September 30 ( "post-October loss") as occurring on the first day of the following tax year (i.e., October 1).

     Sales,  Exchanges and Redemption of Portfolio Shares. Sales,  exchanges and redemptions  (including  redemptions  in kind) of  Portfolio  shares are taxable transactions  for  federal  and state  income tax  purposes.  If you redeem your
Portfolio  shares,  the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  or exchange of shares held for six months or less will be treated as long-term  capital loss to the extent of any long-term  capital gain distributed to you by the Portfolio on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in the Portfolio (through  reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A shares only.  In reporting  gain or loss on the sale of your Portfolio  shares,  you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

     o    In  your  original  purchase  of  Portfolio  shares,  you  received  a reinvestment  right (the right to  reinvest  your sales  proceeds at a reduced or with no sales charge), and
     o    You sell some or all of your  original  shares within 90 days of their purchase, and
     o    You  reinvest  the  sales  proceeds  in the  Portfolio  or in  another
          Portfolio  of the Trust,  and the sales  charge  that would  otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     Conversion of Class B shares into Class A shares. The automatic  conversion of Class B Shares  into Class A Shares at the end of  approximately  eight years after  purchase will be tax-free for federal  income tax purposes.  Shareholders should consult their tax advisors regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Portfolio.  Income on investments  by a Portfolio in certain other  obligations, such as repurchase  agreements  collateralized by U.S.  government  obligations, commercial  paper and federal  agency-backed  obligations  (e.g.,  GNMA) or FNMA obligations),  generally does not qualify for tax-free

                                       66

treatment. The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Portfolio may be qualified  dividend  income, which is eligible  for taxation at  long-term  capital gain rates.  This reduced rate  generally is available for dividends  paid by a Portfolio out of dividends earned on the  Portfolio's  investment  in stocks of domestic  corporations  and qualified foreign corporations.

     Both a  Portfolio  and  the  investor  must  meet  certain  holding  period requirements to qualify Portfolio dividends for this treatment.  Specifically, a
Portfolio  must hold the stock for at least 61 days  during the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their Portfolio  shares for at least 61 days during the 121-day period beginning  60 days  before the  Portfolio  distribution  goes  ex-dividend.  The ex-dividend  date is the first date  following the  declaration of a dividend on which the  purchaser of stock is not  entitled to receive the dividend  payment.
When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, a Portfolio  will designate the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced rates. If 95% or more of a Portfolio's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders,
a  portion  of  the   dividends   paid  by  a  Portfolio  may  qualify  for  the
dividends-received  deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated  each year in a notice mailed to the Portfolio's shareholders,  and cannot  exceed the gross amount of dividends  received by the
Portfolio from domestic  (U.S.)  corporations  that would have qualified for the dividends-received  deduction in the hands of the Portfolio if the Portfolio was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were  debt-financed or held by the Portfolio for less than a minimum period of time,  generally 46 days during a 91-day period  beginning 45 days before the stock becomes  ex-dividend.
Similarly,  if your Portfolio  shares are  debt-financed or held by you for less than a  46-day  period  then  the  dividends-received  deduction  for  Portfolio dividends on your shares may also be reduced or  eliminated.  Even if designated as  dividends  eligible  for the  dividends-received  deduction,  all  dividends
(including any deducted  portion) must be included in your  alternative  minimum taxable income calculation.

     Investment  in Complex  Securities.  The  Portfolios  may invest in complex securities  that could be subject to  numerous  special  and  complex tax rules.
These rules could accelerate the recognition of income by a Portfolio  (possibly causing  a  Portfolio  to sell  securities  to  raise  the  cash  for  necessary distributions)  and/or defer a Portfolio's  ability to recognize a loss, and, in limited cases, subject a Portfolio to U.S. federal income tax. These rules could also  affect  whether  gain or loss  recognized  by a  Portfolio  is  treated as ordinary or capital,  or as interest  or  dividend  income.  These rules  could, therefore,  affect the amount,  timing or character of the income distributed to you by a Portfolio. For example:

     Derivatives.  A  Portfolio  is  permitted  to  invest in  certain  options, futures,  forwards or foreign  currency

                                       67

contracts.  If a Portfolio makes these investments,  under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any  unrealized  gains and losses at its fiscal year end even though it  continues  to hold the  contracts.  Under these  provisions, gains or losses on the contracts generally would be treated as 60% long-term and
40% short-term gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses.  In determining its net income  for  excise  tax  purposes,  a  Portfolio  also  would  be  required  to mark-to-market  these contracts  annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Short sales and securities lending transactions. A Portfolio's entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Portfolio's entry into securities lending  transactions may cause the replacement income earned on the loaned  securities to fall outside of the  definition of qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles. A Portfolio's investment in options,  futures,  forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting  positions in securities.  If a Portfolio's  risk of loss with  respect to specific  securities  in its  portfolio  is  substantially diminished by the fact that it holds other  securities,  the Portfolio  could be deemed to have entered into a tax  "straddle" or to hold a "successor  position"
that would require any loss realized by it to be deferred for tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Securities  purchased  at  discount.  A Portfolio is permitted to invest in securities  issued or  purchased  at a discount  such as zero  coupon,  deferred interest  or  payment-in-kind  (PIK)  bonds that could  require it to accrue and distribute  income not yet  received.  If it invests  in these  securities,  the
Portfolio  could  be  required  to  sell  securities  in its  portfolio  that it otherwise  might have continued to hold in order to generate  sufficient cash to make these distributions.

     Credit default swap  agreements.  A Portfolio may enter into credit default swap  agreements.  The rules  governing the tax aspects of swap  agreements that provide for  contingent  nonperiodic  payments of this type are in a  developing stage  and are not  entirely  clear in  certain  aspects.  Accordingly,  while a
Portfolio  intends to account  for such  transactions  in a manner  deemed to be appropriate,  the IRS might not accept such treatment.  The Portfolios intend to monitor  developments in this area. Certain  requirements that must be met under the Code in order for a Portfolio to qualify as a regulated  investment  company may  limit  the  extent  to which a  Portfolio  will be able to engage in credit default swap agreements.

     Investment  in  taxable  mortgage  pools  (excess  inclusion  income).  The
Portfolios may invest in  U.S.-qualified  REITs that hold residual  interests in real estate mortgage  investment conduits (REMICs) or which are, or have certain wholly-owned  subsidiaries  that are,  "taxable  mortgage pools." Under a Notice issued by the IRS, the Code and Treasury  regulations to be issued, a portion of a Portfolio's  income from a  U.S.-qualified  REIT that is  attributable  to the
REIT's residual  interest in a REMIC or equity  interests in a taxable  mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated  investment company, such as a Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with  the same  consequences  as if the  shareholders  held  the  related  REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess  inclusion  income  allocated to shareholders (i) cannot be offset by net
operating   losses   (subject  to  a  limited   exception  for  certain   thrift
institutions),  (ii) will constitute unrelated business taxable income (UBTI) to entities

                                       68

(including a qualified pension plan, an individual  retirement account, a 401(k) plan, a Keogh plan or other tax-exempt  entity) subject to tax on UBTI, thereby potentially  requiring such an entity that is allocated excess inclusion income,  and otherwise might not be required to file a tax return, to file a tax return  and  pay  tax on such  income,  and  (iii)  in the  case  of a  non-U.S.
shareholder, will not qualify for any reduction in U.S. federal withholding tax.
In  addition,   if  at  any  time  during  any  taxable  year  a   "disqualified
organization"  (which  generally  includes  certain  cooperatives,  governmental entities and tax-exempt  organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated  investment company,  then the regulated investment  company will be subject to a tax equal to that portion of its excess inclusion  income for the taxable  year that is  allocable  to the  disqualified organization,  multiplied  by the  highest  federal  income tax rate  imposed on corporations.  The Notice imposes certain reporting  requirements upon regulated investment  companies that have excess inclusion income. While the Portfolios do not  intend to invest in  U.S.-qualified  REITs,  a  substantial  portion of the assets of which generates  excess  inclusion  income,  there can be no assurance that a Portfolio will not allocate to shareholders excess inclusion income.

     The rules  concerning  excess  inclusion  income  are  complex  and  unduly burdensome  in their  current  form,  and the  Portfolios  are awaiting  further guidance  from the IRS on how these  rules are to be  implemented.  Shareholders should talk to their tax advisors  about whether an investment in a Portfolio is a suitable  investment  given the potential tax  consequences of the Portfolio's receipt and distribution of excess inclusion income.

     Investments  in securities of uncertain tax  character.  Each Portfolio may invest in securities  the U.S.  federal income tax treatment of which may not be clear or may be subject to  recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment  expected by a Portfolio,  it could affect the timing or character of income  recognized by the  Portfolio,  requiring the Portfolio to purchase or sell securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup  Withholding.  By law, a Portfolio  must  withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,

     o    certify that this number is correct,

     o    certify that you are not subject to backup withholding, and

     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Portfolio  also must  withhold  if the IRS  instructs  it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Non-U.S.  investors should consult their tax advisors about the applicability of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid  to you by a  Portfolio,  subject  to an  exemption  for dividends  designated as capital gain dividends.  However,  notwithstanding such exemption from U.S.  withholding at the source,  any dividends and distributions of income  and  capital  gains,  including  the  proceeds  from the sale of your
Portfolio shares,  will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends. In general,  capital gain dividends designated by a
Portfolio  and paid from  long-term  capital  gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S.

                                       69

withholding  tax unless you are a nonresident  alien  individual  present in the
United  States for a period or periods  aggregating  183 days or more during the taxable year.

     Short-term  capital gain and  interest-related  dividends - exemptions have expired.  The exemptions from U.S.  withholding for short-term  capital gain and interest-related  dividends  paid by a  Portfolio  to  non-U.S.  investors  will terminate  and no longer be available  for  dividends  paid by a Portfolio  with respect to its taxable years  beginning  after  September 30, 2008,  unless such exemptions are extended or made permanent.

     Effectively  connected  income.  If  you  hold  your  Portfolio  shares  in connection  with a U.S.  trade  or  business,  your  income  and  gains  will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     Investment  in U.S.  real  property.  A  Portfolio  may  invest  in  equity securities of  corporations  that invest in U.S. real  property,  including Real
Estate  Investment  Trusts  (REITs).  The sale of a U.S. real property  interest
(USRPI)  by a REIT in which  the  Portfolio  invests  may  trigger  special  tax consequences to the Portfolio's non-U.S. shareholders.

     The Foreign  Investment  in Real  Property Tax Act of 1980  (FIRPTA)  makes
non-U.S.  persons  subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a  look-through  rule for  distributions  of FIRPTA gain by a regulated investment company (RIC), such as a Portfolio, from a REIT as follows:

o    The RIC is classified as a qualified investment entity. A RIC is classified as a "qualified  investment  entity" with  respect to a  distribution  to a
     non-U.S.   person  which  is  attributable  directly  or  indirectly  to  a distribution from a REIT if, in general,  more than 50% of the RIC's assets consists of interests in REITs and U.S. real property holding corporations;
     and

o    You are a  non-U.S.  shareholder  that  owns  more  than  5% of a class  of
     Portfolio  shares at any time during the one-year period ending on the date of the distribution.

o    If  these  conditions  are met,  such  Portfolio  distributions  to you are treated as gain from the disposition of a USRPI,  causing the distributions to be subject to U.S.  withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

o    In  addition,  even if you do not own more than 5% of a class of  Portfolio shares, but the Portfolio is a qualified  investment entity, such Portfolio distributions to you will be taxable as ordinary  dividends (rather than as a capital gain or short-term  capital gain dividend) subject to withholding at 30% or lower treaty rate.

     Because each Portfolio expects to invest less than 50% of its assets at all times,  directly or indirectly in U.S. real property  interests,  the Portfolios expect that  neither  gain on the sale or  redemption  of  Portfolio  shares nor
Portfolio  dividends and distributions  would be subject to FIRPTA reporting and tax withholding.

     U.S.  estate tax. An  individual  who, at the time of death,  is a non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless  a treaty  exemption  applies.  If a treaty  exemption  is  available,  a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the  exemption  in order to  obtain a U.S.  federal  transfer  certificate.  The transfer  certificate will identify the property (i.e.,  Portfolio shares) as to which the U.S.  federal estate tax lien has been  released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000,  a Portfolio  may accept,  in lieu of a transfer  certificate,  an affidavit from an appropriate  individual  evidencing that decedent's U.S. situs assets  are  below  this  threshold  amount.  Transfers  by gift of  shares of a
Portfolio by a non-U.S.  shareholder who is a nonresident  alien individual will not be subject to U.S.  federal  gift tax.  The tax  consequences  to a non-U.S.
shareholder  entitled to claim the benefits of an  applicable  tax treaty may be different from those described herein.

     U.S. tax certification rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both

                                       70

to avoid  U.S.  back up  withholding  imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the  shareholder's  country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial  owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a resident of a country with which the  United  States  has an income  tax  treaty.  A Form W-8 BEN  provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third  succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     The tax  consequences  to a  non-U.S.  shareholder  entitled  to claim  the benefits  of an  applicable  tax treaty may be  different  from those  described herein.  Non-U.S.  shareholders are urged to consult their own tax advisors with respect  to the  particular  tax  consequences  to  them of an  investment  in a
Portfolio, including the applicability of foreign tax.

     Effect  of Future  Legislation;  Local Tax  Considerations.  The  foregoing general  discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local and  foreign  taxes  depending  on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisors  as to the  consequences  of these and other state and local tax rules affecting investment in a Portfolio.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

--------------------------------------------------------------------------------

                            PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

     To obtain the Portfolios' most current performance information, please call
800 523-1918 or visit www.delawareinvestments.com.

     Performance  quotations  represent the  Portfolios'  past  performance  and should not be considered as  representative  of future  results.  The Portfolios will calculate  their  performance in accordance  with the  requirements  of the rules  and  regulations  under  the  1940  Act,  or any  other  applicable  U.S.
securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia,  PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in each Portfolio's  Annual Report.  Each  Portfolio's  Statement of Net Assets,
Statement  of Assets and  Liabilities,  Statement  of  Operations,  Statement of
Changes in Net Assets,  Financial Highlights and Notes to Financial  Statements,
as well as the report of Ernst  &  Young  LLP,  the  independent  registered public  accounting  firm,  for the fiscal  year  ended  September  30,  2007 are included in each Portfolio's  Annual Report to shareholders.  In addition,  each
Portfolio's  Statement  of Net  Assets,  Statement  of Assets  and  Liabilities,
Statement  of  Operations,   Statement  of  Changes  in  Net  Assets,  Financial
Highlights,  and Notes to Financial  Statements for the semiannual  period ended
March  31,  2008  are  included  in  each  Portfolio's   Semiannual   Report  to
shareholders.  The  financial  statements  and financial  highlights,  the notes relating  thereto  and the  report of Ernst  &  Young LLP  listed  above are incorporated by reference from the Annual and Semiannual  Reports into this Part
B.

                                       71

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of June 25, 2008, management believes the following shareholders held of record  5% or  more  of the  outstanding  shares  of each  Class  of the  Trust.
Management has no knowledge of beneficial ownership.

---------------------------------------- --------------- -------------------------------------------------- --------------
Fund                                     Class           Account                                            Percentage
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Aggressive Allocation                MCB TRUST SERVICES TRUSTEE FBO HOAG SHELTERED         29.45%
                                         A               SAVINGS PLAN
                                                         700 17TH STREET - SUITE 300
                                                         DENVER CO  80202-3531
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Aggressive           A               MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS          13.52%
Allocation                                               4800 DEER LAKE DRIVE E
                                                         2ND FLOOR
                                                         JACKSONVILLE FL 32246-6484
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Aggressive           C               MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS          10.07%
Allocation                                               4800 DEER LAKE DRIVE E
                                                         2ND FLOOR
                                                         JACKSONVILLE FL 32246-6484
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Aggressive           R               MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS          89.64%
Allocation                                               4800 DEER LAKE DRIVE E 2ND FLOOR
                                                         JACKSONVILLE FL 32246
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Aggressive           I               RS DMC EMPLOYEE MPP PLAN                              42.63%
Allocation                                               DELAWARE MANAGEMENT CO MPP TRUST
                                                         C/O RICK SEIDEL
                                                         2005 MARKET ST
                                                         PHILADELPHIA PA  19103-7042
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Aggressive           I               DMTC C/F THE ROLLOVER IRA OF LAWRENCE BERGMAN         26.20%
Allocation                                               C/O FORMAN
                                                         222 UPLAND RD
                                                         MERION STATION PA  19066-1822
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Aggressive           I               DELAWARE MANAGEMENT BUSINESS TR-DIA                   23.56%
Allocation                                               2005 MARKET STREET 9TH FLOOR
                                                         PHILADELPHIA PA  19103-7007
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Aggressive           I               DMTC C/F THE ROLLOVER IRA OF GINA LUBERT               5.72%
Allocation                                               28680 BRUSH CANYON DR
                                                         YORBA LINDA CA  92887-6404
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Moderate Allocation  A               MCB TRUST SERVICES TRUSTEE FBO HOAG SHELTERED         41.14%
                                                         SAVINGS PLAN
                                                         700 17TH STREET - SUITE 300
                                                         DENVER CO  80202-3531
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Moderate Allocation  A               MCB TRUST SERVICES TRUSTEE FBO VISITING NURSE          6.87%
                                                         SERVICE P/S
                                                         700 17TH STREET - SUITE 300
                                                         DENVER CO  80202-3531
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Moderate Allocation  B               MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS          10.66%
                                                         4800 DEER LAKE DRIVE E 2ND FLOOR
                                                         JACKSONVILLE FL 32246-6484
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Moderate Allocation  C               MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS          14.78%

                                       72

                                                         4800 DEER LAKE DRIVE E 2ND FLOOR
                                                         JACKSONVILLE FL 32246-6484
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Moderate Allocation  R               MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS          85.66%
                                                         4800 DEER LAKE DRIVE E 2ND FLOOR
                                                         JACKSONVILLE FL 32246
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Moderate Allocation  R               MG TRUSTCO TRUSTEE UNITED COMMUNITY BANK 401K PS       8.67%
                                                         PLAN
                                                         700 17TH STREET - SUITE 300
                                                         DENVER CO  80202-3531
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Moderate Allocation  I               RS DMC EMPLOYEE MPP PLAN                              63.19%
                                                         DELAWARE MANAGEMENT CO MPP TRUST
                                                         C/O RICK SEIDEL
                                                         2005 MARKET ST
                                                         PHILADELPHIA PA  19103-7042
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Moderate Allocation  I               PATTERSON & CO FBO JEFFERSON-PILOT LIFE AGENTS'       30.67%
                                                         RET
                                                         1525 WEST WT HARRIS BLVD
                                                         CHARLOTTE NC  28288-0001
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Moderate Allocation  I               DELAWARE MANAGEMENT BUSINESS TR-DIA                    5.31%
                                                         2005 MARKET STREET 9TH FLOOR
                                                         PHILADELPHIA PA  19103-7007
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Conservative         A               MCB TRUST SERVICES TRUSTEE FBO                        69.66%
Allocation                                               HOAG SHELTERED SAVINGS PLAN
                                                         700 17TH STREET - SUITE 300
                                                         DENVER CO 80202-3531
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Conservative         B               MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS          20.25%
Allocation                                               4800 DEER LAKE DRIVE E 2ND FLOOR
                                                         JACKSONVILLE FL 32246-6484
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Conservative         B               AZNEEF ROBERTS 403(B)(7)-PERSHING LLC AS CUST          8.33%
Allocation                                               9311 GOLONDRINA DR.
                                                         LA MESA CA  91941-5647
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Conservative         B               DMTC C/F THE SIMPLE IRA ACCOUNT OF MASSARI INC         6.79%
Allocation                                               FBO KAREN L MASSARI
                                                         120 DRIFTWOOD DR
                                                         MONONGAHELA PA  15063-1152
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Conservative         B               DMTC C/F THE SIMPLE IRA ACCOUNT OF MASSARI INC         6.42%
Allocation                                               FBO FRANK MASSARI
                                                         120 DRIFTWOOD DR
                                                         MONONGAHELA PA  15063-1152
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Conservative         B               RAYMOND JAMES & ASSOC INC CSDN FBO ANTHONY J           6.05%
Allocation                                               SARDO IRA
                                                         3 ROSS WAY
                                                         WINDSOR LOCKS CT  06096-1267
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Conservative         C               MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS          44.14%
Allocation                                               4800 DEER LAKE DRIVE E 2ND FLOOR
                                                         JACKSONVILLE FL 32246-6484
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Conservative         R               MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS          93.22%

                                       73

Allocation                                               4800 DEER LAKE DRIVE E 2ND FLOOR
                                                         JACKSONVILLE FL 32246
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Conservative         I               RS DMC EMPLOYEE MPP PLAN                              53.41%
Allocation                                               DELAWARE MANAGEMENT CO MPP TRUST
                                                         C/O RICK SEIDEL
                                                         2005 MARKET ST
                                                         PHILADELPHIA PA  19103-7042
---------------------------------------- --------------- -------------------------------------------------- --------------
Delaware Foundation Conservative         I               DELAWARE MANAGEMENT BUSINESS TR-DIA                   42.78%
Allocation                                               2005 MARKET STREET 9TH FLOOR
                                                         PHILADELPHIA PA  19103-7007
---------------------------------------- --------------- -------------------------------------------------- --------------

                                       74

                                     PART C
                        (Delaware Group Foundation Funds)
                          File Nos. 333-38801/811-08457
                         Post-Effective Amendment No. 26

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the Registrant's previously filed documents indicated below, except as noted:

     (a)  Articles of Incorporation.

          (1)  Executed  Agreement  and  Declaration  of  Trust  (October  1997)
               incorporated  into  this  filing  by  reference  to  the  initial registration statement on Form N-1A filed October 27, 1997.

               (i)  Executed Certificate of Amendment (November 15, 2006) to the
                    Agreement and  Declaration of Trust  incorporated  into this filing by reference to Post-Effective Amendment No. 24 filed
                    November 29, 2007.

          (2)  Executed  Certificate  of Trust  (October 24, 1997)  incorporated into this filing by reference to Post-Effective  Amendment No. 21 filed November 29, 2005.

     (b)  By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed
          January 28, 2008.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Agreement and Declaration of Trust. Articles III, IV, V and VI of
               the Agreement and  Declaration  of Trust  incorporated  into this filing by reference to the initial registration statement on Form
               N-1A filed October 27, 1997.

          (2)  By-Laws. Article II of the Amended and Restated By-Laws (November
               16,  2006)   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 25 filed January 28, 2008.

     (d)  Investment Advisory Contracts.

          (1)  Executed Investment  Management Agreement (April 1, 1999) between
               Delaware  Management  Company  (a series of  Delaware  Management
               Business  Trust)  and the  Registrant  on behalf of the  Delaware
               Moderate  Allocation  Portfolio   (formerly,   Delaware  Balanced
               Portfolio)  and  Delaware   Conservative   Allocation   Portfolio
               (formerly,  Delaware  Income  Portfolio)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 12 filed
               January 29, 2001.

          (2)  Executed Amendment No. 1 to the Investment  Management  Agreement
               (April 15, 1999) between Delaware Management Company (a series of
               Delaware Management Business Trust) and the Registrant adding the
               Delaware  Aggressive  Allocation  Portfolio  (formerly,  Delaware
               Growth  Portfolio) to the Investment  Management  Agreement dated
               April 1, 1999  incorporated  into this  filing  by  reference  to
               Post-Effective Amendment No. 12 filed January 29, 2001.

          (3)  Form of Investment  Advisory  Expense  Limitation  Letter between
               Delaware  Management  Company  (a series of  Delaware  Management
               Business  Trust)  and the  Registrant  attached  as  Exhibit  No.
               EX-99.d.3.

                                       1

     (e)  Underwriting Contracts.

          (1)  Distribution Agreements.

               (i)  Executed  Distribution  Agreement  (May  15,  2003)  between
                    Delaware Distributors,  L.P. and the Registrant incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 18 filed November 26, 2003.

               (ii) Executed  Distribution  Expense  Limitation  Letter (January
                    2008) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed January 28, 2008.

          (2)  Financial Intermediary Distribution Agreement.

               (i)  Executed Third Amended and Restated  Financial  Intermediary
                    Distribution  Agreement  (January 1, 2007)  between  Lincoln
                    Financial Distributors, Inc. and Delaware Distributors, L.P.
                    on behalf of the Registrant incorporated into this filing by reference to  Post-Effective  Amendment No. 23 filed January
                    26, 2007.

          (3)  Dealer's  Agreement  (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed January 29,
               2001.

          (4)  Vision   Mutual   Fund   Gateway(R)Agreement    (November   2000)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 16 filed November 27, 2002.

          (5)  Registered   Investment   Advisers   Agreement   (January   2001)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 16 filed November 27, 2002.

          (6)  Bank/Trust  Agreement (August 2004) incorporated into this filing by reference to  Post-Effective  Amendment No. 19 filed  December
               20, 2004.

     (f)  Bonus or Profit Sharing Contracts. Not applicable.

     (g)  Custodian Agreements.

          (1)  Executed  Mutual Fund  Custody and Services  Agreement  (July 20,
               2007) between Mellon Bank,  N.A. and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 24 filed November 29, 2007.

          (2)  Executed Securities Lending Authorization (July 20, 2007) between
               Mellon  Bank,  N.A.  and the  Registrant  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 24 filed
               November 29, 2007.

     (h)  Other Material Contracts.

          (1)  Executed  Shareholder Services Agreement (April 19, 2001) between
               Delaware  Service Company,  Inc. and the Registrant  incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                                       2

               (i)  Executed  Schedule  A  (May  1,  2002)  to  the  Shareholder
                    Services  Agreement  between Delaware Service Company,  Inc.
                    and  the  Registrant   incorporated   into  this  filing  by
                    reference to Post-Effective  Amendment No. 18 filed November
                    26, 2003.

               (ii) Executed  Schedule  B  (June  1,  2008)  to the  Shareholder
                    Services  Agreement  between Delaware Service Company,  Inc.
                    and the Registrant attached as Exhibit No. EX-99.h.1.ii

          (2)  Executed Fund  Accounting and Financial  Administration  Services
               Agreement  (October 1, 2007)  between  Mellon Bank,  N.A. and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 24 filed November 29, 2007.

          (3)  Executed Fund Accounting and Financial  Administration  Oversight
               Agreement  (October 1, 2007) between  Delaware  Service  Company,
               Inc.  and  the  Registrant   incorporated  into  this  filing  by
               reference to  Post-Effective  Amendment No. 24 filed November 29,
               2007.

     (i)  Legal  Opinion.  Opinion and  Consent of Counsel  (January  26,  2007)
          incorporated into this filing by reference to Post-Effective Amendment
          No. 23 filed January 26, 2007.

     (j)  Other Opinions.  Consent of Independent  Registered  Public Accounting
          Firm (June 2008) attached as Exhibit No. EX-99.j.

     (k)  Omitted Financial Statements. Not applicable.

     (l)  Initial Capital Agreements. Not applicable.

     (m)  Rule 12b-1 Plans.

          (1)  Plan under Rule 12b-1 for Class A (April 19,  2001)  incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

          (2)  Plan under Rule 12b-1 for Class B (April 19,  2001)  incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

          (3)  Plan under Rule 12b-1 for Class C (April 19,  2001)  incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

          (4)  Plan  under Rule  12b-1 for Class R (May 15,  2003)  incorporated into this filing by reference to Post-Effective  Amendment No. 18 filed November 26, 2003.

     (n)  Rule 18f-3 Plan.  Plan under Rule 18f-3 (August 31, 2006)  attached as
          Exhibit No. EX-99.n.

     (o)  Reserved.

     (p)  Codes of Ethics.

          (1)  Code of  Ethics  for the  Delaware  Investments  Family  of Funds
               (November  2007)  incorporated  into this filing by  reference to
               Post-Effective Amendment No. 24 filed November 29, 2007.

          (2)  Code of Ethics  for  Delaware  Investments  (Delaware  Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware  Distributors,  L.P.) (November 2007)  incorporated into this filing by reference to Post-Effective Amendment No. 24 filed
               November 29, 2007.

                                       3

          (3)  Code of Ethics for Lincoln  Financial  Distributors,  Inc.  (June
               2007)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 24 filed November 29, 2007.

     (q)  Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to  Post-Effective  Amendment  No. 24 filed  November 29,
          2007.

Item 24.  Persons  Controlled by or Under Common  Control with  Registrant.
          None.

Item 25.  Indemnification. Article VII, Section 2 (November 15, 2006) to the
          Agreement and  Declaration of Trust  incorporated  into this filing by reference to Post-Effective  Amendment No. 24 filed November 29, 2007.
          Article VI of the Amended and  Restated  By-Laws  (November  16, 2006)
          incorporated into this filing by reference to Post-Effective Amendment
          No. 25 filed January 28, 2008.

Item 26.  Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of  the  other  funds  in  the  Delaware  Investments(R)Funds
          (Delaware Group Adviser Funds,  Delaware Group Cash Reserve,  Delaware
          Group Equity Funds I, Delaware  Group Equity Funds II,  Delaware Group
          Equity  Funds III,  Delaware  Group Equity  Funds IV,  Delaware  Group
          Equity Funds V, Delaware Group Global & International Funds,  Delaware
          Group  Government  Fund,  Delaware Group Income Funds,  Delaware Group
          Limited-Term  Government  Funds,  Delaware Group State Tax-Free Income
          Trust,  Delaware Group  Tax-Free  Fund,  Delaware Group Tax-Free Money
          Fund,  Delaware  Investments  Municipal Trust,  Delaware Pooled Trust,
          Delaware  VIP Trust,  Optimum  Fund  Trust,  Voyageur  Insured  Funds,
          Voyageur  Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur
          Mutual Funds II, Voyageur Mutual Funds III,  Voyageur  Tax-Free Funds,
          Delaware   Enhanced   Global   Dividend  and  Income  Fund,   Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund, Inc., Delaware  Investments  Colorado Municipal
          Income Fund, Inc., Delaware Investments National Municipal Income Fund
          and Delaware Investments  Minnesota Municipal Income Fund II, Inc.) as
          well as to certain non-affiliated  registered investment companies. In addition,  certain  officers of the Manager  also serve as trustees of other Delaware  Investments(R)  Funds,  and certain  officers are also officers  of these  other  funds.  A company  indirectly  owned by the
          Manager's  parent company acts as principal  underwriter to the mutual funds in the  Delaware  Investments(R)Funds  (see Item 27  below)  and another  such  company  acts  as the  shareholder  services,  dividend disbursing,  accounting  servicing  and transfer  agent for all of the
          Delaware Investments(R)Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Name and Principal           Positions and Offices with    Positions and Offices with
Business Address             Manager                       Registrant                       Other Positions and Offices Held
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick P. Coyne             President                     Chairman/President/Chief         Mr. Coyne has served in various
                                                           Executive Officer                executive capacities within
                                                                                            Delaware Investments

                                                                                            President - Lincoln National
                                                                                            Investment Companies, Inc.

                                                                                            Director - Kaydon Corp.

                                                                                            Board of Governors Member -
                                                                                            Investment Company Institute (ICI)

                                       4

                                                                                            Member of Investment Committee
                                                                                            Cradle of Liberty Council, BSA

                                                                                            Finance Committee Member - St. John
                                                                                            Vianney Roman Catholic Church
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael J. Hogan(1)          Executive Vice                Executive Vice President/Head    Mr. Hogan has served in various
                             President/Head of Equity      of Equity Investments            executive capacities within
                             Investments                                                    Delaware Investments

                                                                                            Executive Vice President/Chief
                                                                                            Investment Officer/Head of Equity
                                                                                            Investments - Delaware Investment
                                                                                            Advisers (a series of Delaware
                                                                                            Management Business Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John C. E. Campbell          Executive Vice                None                             Mr. Campbell has served in various
                             President/Global Marketing                                     executive capacities within
                             & Client Services                                              Delaware Investments

                                                                                            President/Chief Executive Officer -
                                                                                            Optimum Fund Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip N. Russo              Executive Vice                None                             Mr. Russo has served in various
                             President/Chief                                                executive capacities within
                             Administrative Officer                                         Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
See Yeng Quek                Executive Vice                Executive Vice                   Mr. Quek has served in various
                             President/Managing            President/Managing Director,     executive capacities within
                             Director/Chief Investment     Fixed Income                     Delaware Investments
                             Officer,
                             Fixed Income                                                   Executive Vice President/Managing
                                                                                            Director/
                                                                                            Chief Investment Officer, Fixed
                                                                                            Income -Lincoln National Investment
                                                                                            Companies, Inc.

                                                                                            Director/Trustee - HYPPCO Finance
                                                                                            Company Ltd.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Douglas L. Anderson          Senior Vice President         None                             Mr. Anderson has served in various
                             -Operations                                                    executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Marshall T. Bassett          Senior Vice President/        Senior Vice President/           Mr. Bassett has served in various
                             Chief Investment Officer--    Chief Investment Officer--       executive capacities within
                             Emerging Growth Equity        Emerging Growth Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph R. Baxter             Senior Vice President/ Head   Senior Vice President/           Mr. Baxter has served in various
                             of Municipal Bond             Head of Municipal Bond           executive capacities within
                             Investments                   Investments                      Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Beck          Senior Vice President/        Senior Vice President/ Senior    Mr. Beck has served in various
                             Senior Portfolio Manager      Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael P. Buckley           Senior Vice President/        Senior Vice President/           Mr. Buckley has served in various

                                       5

                             Director of Municipal         Director of Municipal Research   executive capacities within
                             Research                                                       Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Busch             Senior Vice President -       None                             Mr. Busch has served in various
                             Investment Accounting                                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael F. Capuzzi           Senior Vice President--       Senior Vice President--          Mr. Capuzzi has served in various
                             Investment Systems            Investment Systems               executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lui-Er Chen(2)               Senior Vice President/        Senior Vice President/Senior     Mr. Chen has served in various
                             Senior Portfolio Manager/     Portfolio Manager/ Chief         executive capacities within
                             Chief Investment Officer,     Investment Officer, Emerging     Delaware Investments
                             Emerging Markets              Markets
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Thomas H. Chow               Senior Vice President/        Senior Vice President/ Senior    Mr. Chow has served in various
                             Senior Portfolio Manager      Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert F. Collins            Senior Vice President/        Senior Vice President/           Mr. Collins has served in various
                             Senior Portfolio Manager      Senior Portfolio Manager         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Czepiel(3)        Senior Vice President/        Senior Vice President/           Mr. Czepiel has served in various
                             Portfolio Manager/ Senior     Portfolio Manager/ Senior        executive capacities within
                             Municipal Bond Trader         Municipal Bond Trader            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Chuck M. Devereux            Senior Vice President/        Senior Vice President/ Senior    Mr. Devereux has served in various
                             Senior Research Analyst       Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Roger A. Early(4)            Senior Vice President/        Senior Vice President/ Senior    Mr. Early has served in various
                             Senior Portfolio Manager      Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
James A. Forant              Senior Vice President/        None                             Mr. Forant has served in various
                             Director, Technical Services                                   executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stuart M. George             Senior Vice President/ Head   Senior Vice President/ Head of   Mr. George has served in various
                             of Equity Trading             Equity Trading                   executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul Grillo                  Senior Vice President/        Senior Vice President/ Senior    Mr. Grillo has served in various
                             Senior Portfolio Manager      Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
William F. Keelan            Senior Vice President/        Senior Vice President/           Mr. Keelan has served in various
                             Director of Quantitative      Director of Quantitative         executive capacities within
                             Research                      Research                         Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin P. Loome(5)            Senior Vice President/        Senior Vice President/ Senior    Mr. Loome has served in various
                             Senior Portfolio Manager/     Portfolio Manager/ Head of       executive capacities within
                             Head of High Yield            High Yield Investments           Delaware Investments
                             Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis X. Morris            Senior Vice President/        Senior Vice President/ Chief     Mr. Morris has served in various
                             Chief Investment Officer--    Investment Officer-- Core        executive capacities within
                             Core Equity                   Equity                           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian L. Murray, Jr.         Senior Vice President/        Senior Vice President/ Chief     Mr. Murray has served in various
                             Chief Compliance Officer      Compliance Officer               executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/Chief

                                       6

                                                                                            Compliance Officer - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Susan L. Natalini            Senior Vice President/        None                             Ms. Natalini has served in various
                             Marketing & Shared Services                                    executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Zoe Neale(6)                 Senior Vice President/        Senior Vice President/ Chief     Mr. Neale has served in various
                             Chief Investment Officer,     Investment Officer,              executive capacities within
                             International Equity          International Equity             Delaware Investments

---------------------------- ----------------------------- -------------------------------- -------------------------------------
D. Tysen Nutt                Senior Vice President/        Senior Vice President/ Chief     Mr. Nutt has served in various
                             Chief Investment Officer,     Investment Officer,              executive capacities within
                             Large Cap Value Equity        Large Cap Value                  Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David P. O'Connor            Senior Vice President/        Senior Vice President/           Mr. O'Connor has served in various
                             Strategic Investment          Strategic Investment             executive capacities within
                             Relationships and             Relationships and Initiatives/   Delaware Investments
                             Initiatives/ General Counsel  General Counsel
                                                                                            Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Optimum Fund Trust

                                                                                            Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Lincoln National
                                                                                            Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip R. Perkins            Senior Vice President/        Senior Vice President/ Senior    Mr. Perkins has served in various
                             Senior Portfolio Manager      Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard Salus                Senior Vice President/        Senior Vice President/ Chief     Mr. Salus has served in various
                             Controller/ Treasurer         Financial Officer                executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/
                                                                                            Controller/Treasurer - Lincoln
                                                                                            National Investment Companies, Inc.

                                                                                            Senior Vice President/Chief
                                                                                            Financial Officer - Optimum Fund
                                                                                            Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jeffrey S. Van Harte(7)      Senior Vice President/        Senior Vice President/ Chief     Mr. Van Harte has served in various
                             Chief Investment Officer--    Investment Officer--             executive capacities within
                             Focus Growth Equity           Focus Growth Equity              Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Babak Zenouzi(8)             Senior Vice President/        Senior Vice President/ Senior    Mr. Zenouzi has served in various
                             Senior Portfolio Manager      Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gary T. Abrams               Vice President/ Senior        Vice President/ Senior Equity    Mr. Abrams has served in various
                             Equity Trader                 Trader                           executive capacities within
                                                                                            Delaware Investments

                                       7

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Adams         Vice President/ Portfolio     Vice President/ Portfolio        Mr. Adams has served in various
                             Manager/ Senior Equity        Manager/ Senior Equity Analyst   executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Damon J. Andres              Vice President/ Senior        Vice President/ Senior           Mr. Andres has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Wayne A. Anglace(9)          Vice President/ Credit        Vice President/ Credit           Mr. Anglace has served in various
                             Research Analyst              Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Margaret MacCarthy           Vice President/ Investment    Vice President/ Investment       Ms. Bacon has served in various
Bacon(10)                    Specialist                    Specialist                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Todd Bassion(11)             Vice President/ Senior        Vice President/ Senior           Mr. Bassion has served in various
                             Research Analyst              Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard E. Biester           Vice President/ Equity        Vice President/ Equity Trader    Mr. Biester has served in various
                             Trader                                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher J. Bonavico(12)  Vice President/ Senior        Vice President/ Senior           Mr. Bonavico has served in various
                             Portfolio Manager/ Equity     Portfolio Manager/ Equity        executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Vincent A. Brancaccio        Vice President/ Senior        None                             Mr. Brancaccio has served in
                             Equity Trader                                                  various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth F. Broad(13)         Vice President/ Senior        Vice President/ Senior           Mr. Broad has served in various
                             Portfolio Manager/ Equity     Portfolio Manager/ Equity        executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin J. Brown(14)           None                          Vice President/                  Mr. Brown has served in various
                                                           Senior Investment Specialist     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Mary Ellen M. Carrozza       Vice President/ Client        Vice President/ Client Services  Ms. Carrozza has served in various
                             Services                                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen G. Catricks          Vice President/ Portfolio     Vice President/ Portfolio        Mr. Catricks has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Wen-Dar Chen(15)             Vice President/ Portfolio     Vice President/ Portfolio        Mr. Chen has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony G. Ciavarelli        Vice President/ Assistant     Vice President/ Associate        Mr. Ciavarelli has served in
                             General Counsel/ Assistant    General Counsel/ Assistant       various executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Bradley J. Cline(16)         Vice President/               Vice President/ International    Mr. Cline has served in various
                             International Credit          Credit Research Analyst          executive capacities within
                             Research Analyst                                               Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David F. Connor              Vice President/ Deputy        Vice President/ Deputy General   Mr. Connor has served in various
                             General Counsel/              Counsel/ Secretary               executive capacities within
                             Secretary                                                      Delaware Investments

                                       8

                                                                                            Vice President/Deputy General
                                                                                            Counsel/Secretary - Optimum Fund
                                                                                            Trust

                                                                                            Vice President/Deputy General
                                                                                            Counsel/ Secretary - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cori E. Daggett              Vice President/ Counsel/      Vice President/ Associate        Ms. Daggett has served in various
                             Assistant Secretary           General Counsel/ Assistant       executive capacities within
                                                           Secretary                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Craig C. Dembek(17)          Vice President/ Senior        Vice President/ Senior           Mr. Dembek has served in various
                             Research Analyst              Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Ericksen(18)  Vice President/ Portfolio     Vice President/ Portfolio        Mr. Ericksen has served in various
                             Manager/ Equity Analyst       Manager/ Equity Analyst          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joel A. Ettinger             Vice President - Taxation     Vice President - Taxation        Mr. Ettinger has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments

                                                                                            Vice President/Taxation - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Devon K. Everhart            Vice President/ Senior        Vice President/ Senior           Mr. Everhart has served in various
                             Research Analyst              Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph Fiorilla              Vice President - Trading      None                             Mr. Fiorilla has served in various
                             Operations                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Charles E. Fish              Vice President/ Senior        Vice President/ Senior Equity    Mr. Fish has served in various
                             Equity Trader                 Trader                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Clifford M. Fisher           Vice President/ Senior        Vice President/ Senior           Mr. Fisher has served in various
                             Municipal Bond Trader         Municipal Bond Trader            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick G. Fortier(19)       Vice President/ Portfolio     Vice President/ Portfolio        Mr. Fortier has served in various
                             Manager/ Equity Analyst       Manager/ Equity Analyst          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul D. Foster               Vice President/ Investment    None                             Mr. Foster has served in various
                             Specialist-- Emerging                                          executive capacities within
                             Growth Equity                                                  Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Denise A. Franchetti         Vice President/ Portfolio     Vice President/ Portfolio        Ms. Franchetti has served in
                             Manager/ Municipal Bond       Manager/ Municipal Bond Credit   various executive capacities within
                             Credit Analyst                Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lawrence G. Franko(20)       None                          Vice President/ Senior Equity    Mr. Franko has served in various
                                                           Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Henry A. Garrido(21)         Vice President/ Equity        None                             Mr. Garrido has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments

                                       9

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Daniel V. Geatens            Vice President/ Director of   Vice President/ Treasurer        Mr. Geatens has served in various
                             Financial Administration                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Barry S. Gladstein           Vice President/Portfolio      Vice President/ Equity           Mr. Gladstein has served in various
                             Manager                       Analyst/ Portfolio Manager       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregory A. Gizzi(22)         None                          Vice President/ Head Municipal   Mr. Gizzi has served in various
                                                           Bond Trader                      exective capacities with Delaware
                                                                                            Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregg Gola(23)               Vice President/ Senior High   Vice President/ Senior High      Mr. Gola has served in various
                             Yield Trader                  Yield Trader                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher Gowlland(24)     Vice President/ Senior        Vice President/ Senior           Mr. Gowlland has served in various
                             Quantitative Analyst          Quantitative Analyst             executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Edward Gray(25)              Vice President/ Senior        Vice President/ Senior           Mr. Gray has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David J. Hamilton            Vice President/ Fixed         Vice President/ Credit           Mr. Hamilton has served in various
                             Income Analyst                Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian Hamlet(26)             Vice President/ Senior        Vice President/ Senior           Mr. Hamlet has served in various
                             Corporate Bond Trader         Corporate Bond Trader            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lisa L. Hansen(27)           Vice President/ Head of       Vice President/ Head of Focus    Ms. Hansen has served in various
                             Focus Growth Equity Trading   Growth Equity Trading            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregory M. Heywood(28)       Vice President/ Portfolio     Vice President/ Portfolio        Mr. Heywood has served in various
                             Manager/ Equity Analyst       Manager/ Equity Analyst          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Sharon Hill                  Vice President/ Head of       Vice President/ Head of Equity   Ms. Hill has served in various
                             Equity Quantitative           Quantitative Research and        executive capacities within
                             Research and Analytics        Analytics                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
J. David Hillmeyer(29)       None                          Vice President/ Corporate Bond   Mr. Hillmeyer has served in various
                                                           Trader                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Holland       Vice President/ Portfolio     Vice President/ Associate        Mr. Holland has served in various
                             Manager                       Equity Analyst II/ Portfolio     executive capacities within
                                                           Manager                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Chungwei Hsia(30)            None                          Vice President/ Senior           Mr. Hsia has served in various
                                                           Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael E. Hughes            Vice President/ Senior        Vice President/ Senior Equity    Mr. Hughes has served in various
                             Equity Analyst                Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jordan L. Irving             Vice President/ Senior        Vice President/ Senior           Mr. Irving has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cynthia Isom                 Vice President/ Senior        Vice President/ Portfolio        Ms. Isom has served in various
                             Portfolio Manager             Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth R. Jackson           Vice President/               Vice President/ Equity Trader    Mr. Jackson has served in various
                             Quantitative Analyst                                           executive capacities within
                                                                                            Delaware Investments

                                       10

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen M. Juszczyszyn(31)   Vice President/ Structured    Vice President/ Structured       Mr. Juszczyszyn has served in
                             Products Analyst/ Trader      Products Analyst/ Trader         various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Audrey E. Kohart             Vice President - Financial    Vice President - Financial       Ms. Kohart has served in various
                             Planning and Reporting        Planning and Reporting           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anu B. Kothari(32)           None                          Vice President/ Equity Analyst   Ms. Kothari has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Roseanne L. Kropp            Vice President/ Senior Fund   None                             Ms. Kropp has served in various
                             Analyst II, High Grade                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nikhil G. Lalvani            Vice President/ Senior        Vice President/ Senior Equity    Mr. Lalvani has served in various
                             Equity Analyst/ Portfolio     Analyst/ Portfolio Manager       executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Steven T. Lampe              Vice President/ Portfolio     Vice President/ Portfolio        Mr. Lampe has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian R. Lauzon(33)          None                          Vice President/ Chief            Mr. Lauzon has served in various
                                                           Operating Officer, Equity        executive capacities with Delaware
                                                           Investments                      Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony A. Lombardi          Vice President/ Senior        Vice President/ Senior           Mr. Lombardi has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis P. Magee             Vice President/ Portfolio     Vice President/ Portfolio        Mr. Magee has served in various
                             Analyst                       Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John P. McCarthy(34)         Vice President/ Senior        Vice President/ Senior           Mr. McCarthy has served in various
                             Research Analyst/ Trader      Research Analyst/ Trader         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian McDonnell(35)          Vice President/ Structured    Vice President/ Structured       Mr. McDonnell has served in various
                             Products Analyst/ Trader      Products Analyst/ Trader         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael S. Morris            Vice President/ Portfolio     Vice President/ Portfolio        Mr. Morris has served in various
                             Manager/ Senior Equity        Manager/ Senior Equity Analyst   executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Victor Mostrowski(36)        None                          Vice President/ Senior           Mr. Mostrowski has served in
                                                           Portfolio Manager                various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Terrance M. O'Brien(37)      None                          Vice President/ Fixed Income     Mr. O'Brien has served in various
                                                           Reporting Analyst                executive capacities with Delaware
                                                                                            Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip O. Obazee             Vice President/ Derivatives   Vice President/ Derivatives      Mr. Obazee has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Donald G. Padilla            Vice President/ Portfolio     Vice President/ Portfolio        Mr. Padilla has served in various
                             Manager/ Senior Equity        Manager/ Senior Equity Analyst   executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Daniel J. Prislin(38)        Vice President/ Senior        Vice President/ Senior           Mr. Prislin has served in various
                             Portfolio Manager/ Equity     Portfolio Manager/ Equity        executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gretchen Regan               Vice President/               Vice President/ Quantitative     Ms. Regan has served in various

                                       11

                             Quantitative Analyst          Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Carl Rice                    Vice President/ Senior        Vice President/ Senior           Mr. Rice has served in various
                             Investment Specialist,        Investment Specialist, Large     executive capacities within
                             Large Cap Value Focus Equity  Cap Value Focus Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph T. Rogina             Vice President/ Equity        Vice President/ Equity Trader    Mr. Rogina has served in various
                             Trader                                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Debbie A. Sabo(39)           Vice President/ Equity        Vice President/ Equity Trader,   Ms. Sabo has served in various
                             Trader, Focus Growth Equity   Focus Growth Equity              executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin C. Schildt             Vice President/ Senior        Vice President/ Senior           Mr. Schildt has served in various
                             Municipal Credit Analyst      Municipal Credit Analyst         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Bruce Schoenfeld(40)         Vice President/ Equity        Vice President/ Equity Analyst   Mr. Schoenfeld has served in
                             Analyst                                                        various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard D. Seidel            Vice President/Assistant      None                             Mr. Seidel has served in various
                             Controller/Assistant                                           executive capacities within
                             Treasurer                                                      Delaware Investments

                                                                                            Vice President/Assistant
                                                                                            Controller/Assistant Treasurer -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian M. Scotto              None                          Vice President/ Structured       Mr. Scotto has served in various
                                                           Products Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nancy E. Smith               Vice President-- Investment   Vice President-- Investment      Ms. Smith has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brenda L. Sprigman           Vice President/ Business      Vice President/ Business         Ms. Sprigman has served in various
                             Manager - Fixed Income        Manager - Fixed Income           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael T. Taggart           Vice President/ Facilities    None                             Mr. Taggart has served in various
                             & Administrative Services                                      executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Junee Tan-Torres(4)(1)       None                          Vice President/ Structured       Mr. Tan-Torress has served in
                                                           Solutions                        various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Rise Taylor                  Vice President/ Strategic     None                             Ms. Taylor has served in various
                             Investment Relationships                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Rudy D. Torrijos, III        None                          Vice President/ Portfolio        Mr. Torrijos has served in various
                                                           Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael Tung(42)             None                          Vice President/ Portfolio        Mr. Tung has served in various
                                                           Manager                          executive capacities within
                                                                                            Delaware Investments

                                       12

                                                                                            Vice President/Equity Analyst
                                                                                            -Delaware Investment Advisers
                                                                                            (a series of Delaware Management
                                                                                            Business Trust)
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert A. Vogel, Jr.         Vice President/ Senior        Vice President/ Senior           Mr. Vogel has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lori P. Wachs                Vice President/ Portfolio     Vice President/ Portfolio        Ms. Wachs has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jeffrey S. Wang(43)          None                          Vice President/ Equity Analyst   Mr. Wang has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael G. Wildstein(44)     None                          Vice President/ Senior           Mr. Wildstein has served in various
                                                           Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kathryn R. Williams          Vice President/ Associate     Vice President/ Associate        Ms. Williams has served in various
                             General Counsel/ Assistant    General Counsel/ Assistant       executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
--------------------------- ----------------------------- -------------------------------- -------------------------------------
Nashira Wynn                 Vice President/ Senior        Vice President/ Senior Equity    Ms. Wynn has served in various
                             Equity Analyst/ Portfolio     Analyst/ Portfolio Manager       executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Guojia Zhang(45)             Vice President/ Equity        Vice President/ Equity Analyst   Mr. Zhang has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Douglas R. Zinser(46)        Vice President/ Credit        Vice President/ Credit           Mr. Zinser has served in various
                             Research Analyst              Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------

(1)  Managing  Director/Global Head of Equity (2004-2007) and Director/Portfolio
     Strategist (1996-2004), SEI Investments.
(2)  Managing Director/Senior Portfolio Manager, Evergreen Investment Management
     Company, 1995.
(3)  Vice President, Mesirow Financial, 1993-2004.
(4)  Senior Portfolio Manager,  Chartwell Investment Partners,  2003-2007; Chief
     Investment Officer, Turner Investments, 2002-2003.
(5)  Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.
(6)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005
(8)  Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
(9)  Research Analyst, Gartmore Global Investments,  2004-2007; Vice President -
     Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.
(10)Client Service Officer, Thomas Weisel Partners, 2002-2005.
(11)Senior Research Associate, Thomas Weisel Partners, 2002-2005.
(12)Principal/Portfolio   Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.
(13)Principal/Portfolio   Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.
(14)Director - Institutional Equity Sales, Merrill Lynch, 2003-2006
(15)Quantitative Analyst, J.P. Morgan Securities, 1998-2004.
(16)Securities Litigation Associate, Sutherland Asbill & Brennan, 2004-2005.
(17)Senior Fixed  Income  Analyst,  Chartwell  Investment  Partners,  2003-2007;
     Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.

                                       13

(18)Portfolio Manager,  Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.
(19)Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(20)Finance  Professor,  University  of  Massachusetts,  1987-2006;  Co-founder,
     Arborway  Capital,  2005;  Senior  Investment  Professional,  Thomas Weisel
     Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.
(21)Senior Analyst, Wells Capital Management, 2000-2006.
(22)Vice President, Lehman Brothers, 2002-2008.
(23)Executive Director,  Morgan Stanley Investment Manager, Miller, Anderson and
     Sherrerd, 1998-2007.
(24)Vice President/Senior Quantitative Analyst, State Street Global Markets LLC,
     2005-2007;  Quantitative Strategist, Morgan Stanley, 2004-2005;  Investment
     Banker, Commerzbank Securities, 2000-2004.
(25)Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(26)Vice President, Lehman Brothers Holdings, 2003-2007.
(27)Principal/Portfolio    Manager/Senior   Trader,    Transamerica   Investment
     Management, LLC, 1997-2005.
(28)Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005;
     Senior Analyst,  Wells  CapitalManagement,  LLC 2003-2004;  Senior Analyst,
     Montgomery Asset Management 1996-2003.
(29)Senior  Corporate  Bond  Trader/High  Yield  Portfolio  Manager/Quantitative
     Analyst, Hartford Investment Management Company, 1996-2007.
(30)Senior Analyst,  Oppenheimerfunds,  2006-2007; Senior Analyst, Merrill Lynch
     Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.
(31)Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.
(32)Equity Research Analyst, State Street Global Advisors, 2002-2008.
(33)Director of Marketing, Merganser Capital Management, 2001-2007.
(34)Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.
(35)Managing Director - Fixed Income Trading, Sovereign Securities, 2001-2007.
(36)Senior Portfolio  Manager,  HSBC Halbis Partners  (USA),  2006-2007;  Global
     Fixed  Income  Portfolio  Manager,  State  of  New  Jersey,  Department  of
     Treasury, Division of Investment, 1999-2006.
(37)Senior Software Developer/Technical Lead, Advisorport/PFPC, 2000-2005.
(38)Principal/Portfolio   Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(39)Head Trader, McMorgan & Company, 2003-2005.
(40)Vice  President/Senior  Emerging Markets Analyst,  Artha Capital Management,
     2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
(41)Director of Pension Analytics, Merrill Lynch, 2006-2008;  Managing Director,
     Pension, Investment and Insurance Resource, LLC, 2006; Investment Director,
     Watson Wyatt Investment Consulting, 2003-2006.
(42)Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital
     Management,  2003-2005;  Junior Analyst,  Durus Capital  Management,  2003;
     Anesthesiologist,  Beth Israel  Deaconess  Medical Center,  Harvard Medical
     School, 2002-2003.
(43)Investment  Manager,  Pictet Asset  Management  Limited,  2004-2007;  Summer
     Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate,
     Putnam Investments, 1999-2002.
(44)Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.
(45)Equity Analyst, Evergreen Investment Management Company, 2004-2006.
(46)Vice  President,  Assurant,  2006-2007;  Assistant  Vice  President - Senior
     Research Analyst, Delaware Investments, 2002-2006.

Item 27. Principal Underwriters.

     (a)(1) Delaware Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

     (a)(2)  Information  with  respect  to  each  officer  and  partner  of the principal  underwriter  and the Registrant is provided  below.  Unless otherwise  noted,  the principal  business address of each officer and
          partner  of  Delaware  Distributors,   L.P.  is  2005  Market  Street,
          Philadelphia, PA 19103-7094.

                                       14

------------------------------------- ------------------------------------------- ------------------------------------------
Name and Principal Business Address   Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Distributors, Inc.           General Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Capital Management           Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Investment Advisers          Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Theodore K. Smith                     President                                   None
------------------------------------- ------------------------------------------- ------------------------------------------
Philip N. Russo                       Executive Vice President                    None
------------------------------------- ------------------------------------------- ------------------------------------------
Douglas L. Anderson                   Senior Vice President/Operations            None
------------------------------------- ------------------------------------------- ------------------------------------------
Jeffrey M. Kellogg                    Senior Vice President/Senior Product        None
                                      Manager/Communications Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Brian L. Murray, Jr.                  Senior Vice President/Compliance            Senior Vice President/  Chief Compliance
                                                                                  Officer
------------------------------------- ------------------------------------------- ------------------------------------------
David P. O'Connor                     Senior Vice President/Strategic             Senior Vice President/Strategic
                                      Investment Relationships and                Investment Relationships and
                                      Initiatives/General Counsel                 Initiatives/  General Counsel
------------------------------------- ------------------------------------------- ------------------------------------------
Robert E. Powers                      Senior Vice President/Senior Domestic       None
                                      Sales Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Richard Salus                         Senior Vice President/Controller/           Senior Vice President/ Chief Financial
                                      Treasurer/Financial Operations Principal    Officer
------------------------------------- ------------------------------------------- ------------------------------------------
James L. Shields                      Senior Vice President/Chief Information     None
                                      Officer
------------------------------------- ------------------------------------------- ------------------------------------------
Trevor M. Blum                        Vice President/Senior Consultant            None
                                      Relationship Manager
------------------------------------- ------------------------------------------- ------------------------------------------
E. Zoe Bradley                        Vice President/Product Management Manager   None
------------------------------------- ------------------------------------------- ------------------------------------------
Mary Ellen M. Carrozza                Vice President/Client Services              None
------------------------------------- ------------------------------------------- ------------------------------------------
Anthony G. Ciavarelli                 Vice President/Associate General            Vice President/ Associate General
                                      Counsel/Assistant Secretary                 Counsel/ Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
David F. Connor                       Vice President/Deputy General               Vice President/ Deputy General Counsel/
                                      Counsel/Secretary                           Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
Joel A. Ettinger                      Vice President/Taxation                     Vice President - Taxation
------------------------------------- ------------------------------------------- ------------------------------------------
Matthew B. Golden                     Vice President/Service Center               None
------------------------------------- ------------------------------------------- ------------------------------------------
Edward M. Grant                       Vice President/Senior Domestic Sales        None
                                      Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Audrey Kohart                         Vice President/Financial Planning and       Vice President - Financial Planning and
                                      Reporting                                   Reporting
------------------------------------- ------------------------------------------- ------------------------------------------
Marlene D. Petter                     Vice President/Marketing Communications     None
------------------------------------- ------------------------------------------- ------------------------------------------
Richard D. Seidel                     Vice President/Assistant                    None
                                      Controller/Assistant Treasurer
------------------------------------- ------------------------------------------- ------------------------------------------
Michael T. Taggart                    Vice President/Facilities &                 None
                                      Administrative Services
------------------------------------- ------------------------------------------- ------------------------------------------
Molly Thompson                        Vice President/Associate Product            None
                                      Management Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Kathryn R. Williams                   Vice President/Senior Counsel/ Assistant    Vice President/ Associate General
                                      Secretary                                   Counsel/ Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------

     (b)(1) Lincoln  Financial  Distributors,  Inc.  ("LFD") serves as financial intermediary  wholesaler  for all the  mutual  funds  in the  Delaware
          Investments Family of Funds.

                                       15

     (b)(2) Information  with respect to each officer and partner of LFD and the
          Registrant is provided below.  Unless  otherwise  noted, the principal business  address of each  officer  and  partner of LFD is 2001 Market
          Street, Philadelphia, PA 19103-7055.

---------------------------------------- ------------------------------------------ -------------------------------------
Name and Principal Business Address      Positions and Office with LFD                   Positions and Offices with
                                                                                                 Registrant
---------------------------------------- ------------------------------------------ -------------------------------------
Terrence J. Mullen                       President and Chief Executive Officer                      None
---------------------------------------- ------------------------------------------ -------------------------------------
David M. Kittredge                       Senior Vice President                                      None
---------------------------------------- ------------------------------------------ -------------------------------------
Nancy Briguglio                          Vice President                                             None
---------------------------------------- ------------------------------------------ -------------------------------------
Patrick J. Caulfield                     Vice President; Chief Compliance Officer                   None
---------------------------------------- ------------------------------------------ -------------------------------------
Randal J. Freitag                        Vice President; Treasurer                                  None
---------------------------------------- ------------------------------------------ -------------------------------------
Deana M. Friedt                          Vice President                                             None
---------------------------------------- ------------------------------------------ -------------------------------------
Amy W. Hester                            Vice President                                             None
---------------------------------------- ------------------------------------------ -------------------------------------
Daniel P. Hickey(1)                      Vice President                                             None
---------------------------------------- ------------------------------------------ -------------------------------------
Karina Istvan                            Vice President                                             None
---------------------------------------- ------------------------------------------ -------------------------------------
Sharon G. Marnien                        Vice President                                             None
---------------------------------------- ------------------------------------------ -------------------------------------
Thomas F. Murray                         Vice President                                             None
---------------------------------------- ------------------------------------------ -------------------------------------
James Ryan                               Vice President                                             None
---------------------------------------- ------------------------------------------ -------------------------------------
Keith J. Ryan                            Vice President and Chief Financial Officer                 None
---------------------------------------- ------------------------------------------ -------------------------------------
Joel Schwartz                            Vice President                                             None
---------------------------------------- ------------------------------------------ -------------------------------------
Marjorie Snelling                        Vice President                                             None
---------------------------------------- ------------------------------------------ -------------------------------------
(1) 350 Church Street, Hartford, CT 06103
-------------------------------------------------------------------------------------------------------------------------

     (c)  Not applicable.

Item 28. Location of Accounts and Records.  All accounts and records required to be  maintained by Section  31(a) of the  Investment  Company Act of 1940 and the
rules under that section are maintained at 2005 Market Street, Philadelphia,  PA
19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 29.    Management Services.

            None.

Item 30.    Undertakings.

            Not applicable.

                                       16

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Philadelphia  and Commonwealth of Pennsylvania on this 22nd day of July,
2008.

                               DELAWARE GROUP FOUNDATION FUNDS

                               By:   /s/ Patrick P. Coyne
                                     Patrick P. Coyne
                                     Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                                  Title                                               Date
----------------------------------------- --------------------------------------------------- ---------------------

/s/ Patrick P. Coyne                       Chairman/President/Chief Executive Officer          July 22, 2008
Patrick P. Coyne                           (Principal Executive Officer) and Trustee

Thomas L. Bennett*                         Trustee                                             July 22, 2008
Thomas L. Bennett

John A. Fry*                               Trustee                                             July 22, 2008
John A. Fry

Anthony D. Knerr*                          Trustee                                             July 22, 2008
Anthony D. Knerr

Lucinda S. Landreth*                       Trustee                                             July 22, 2008
Lucinda S. Landreth

Ann R. Leven*                              Trustee                                             July 22, 2008
Ann R. Leven

Thomas F. Madison*                         Trustee                                             July 22, 2008
Thomas F. Madison

Janet L. Yeomans*                          Trustee                                             July 22, 2008
Janet L. Yeomans

J. Richard Zecher*                         Trustee                                             July 22, 2008
J. Richard Zecher

Richard Salus*                             Senior Vice President/Chief Financial Officer       July 22, 2008
Richard Salus                              (Principal Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                        (Delaware Group Foundation Funds)

Exhibit No.    Exhibit

EX-99.d.3      Form of Investment  Advisory Expense Limitation Letter (July
               2008) between Delaware  Management  Company (a series of Delaware
               Management Business Trust) and the Registrant

EX-99.h.1.ii   Executed  Schedule B (June 1,  2008) to the  Shareholder
               Services Agreement between Delaware Service Company, Inc. and the
               Registrant

EX-99.j        Consent of Independent Registered Public Accounting Firm (July
               2008)

EX-99.n        Plan under Rule 18f-3 (August 31, 2006)